File No. 333-


                     As filed with the SEC on June 13, 2007
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-14

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No. __
                      Post-Effective Amendment No.  __
                        (Check appropriate box or boxes)


                              FEDERATED MDT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 CORPORATE DRIVE
                      PITTSBURGH, PENNSYLVANIA 15237-7000
                    (Address of Principal Executive Offices)


                          JOHN W. MCGONIGLE, ESQUIRE
                           FEDERATED INVESTORS TOWER
                              1001 LIBERTY AVENUE
                      PITTSBURGH, PENNSYLVANIA 15222-3779
                    (Name and Address of Agent for Service)


                                   Copies to:

                          MELANIE C. MALONEY, ESQUIRE
                             DICKSTEIN SHAPIRO LLP
                              1825 EYE STREET, NW
                             WASHINGTON, DC  20006
                                 (202) 828-2218

                          ACQUISITION OF THE ASSETS OF

                     FEDERATED CONSERVATIVE ALLOCATION FUND
                      FEDERATED MODERATE ALLOCATION FUND
                        FEDERATED GROWTH ALLOCATION FUND
            PORTFOLIOS OF FEDERATED MANAGED ALLOCATION PORTFOLIOS

                        BY AND IN EXCHANGE FOR SHARES OF

                          FEDERATED MDT BALANCED FUND
                       A PORTFOLIO OF FEDERATED MDT FUNDS

           Approximate Date of Proposed Public Offering: As soon as
        practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

    Title of Securities Being Registered: Class A Shares and Class C Shares,
                                    without par value,
                          of Federated MDT Balanced Fund

              It is proposed that this filing will become effective
                     on August 23, 2007 pursuant to Rule 488.



NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.













 Federated Managed Allocation Portfolios
 Federated Conservative Allocation Fund
 Federated Moderate Allocation Fund
 Federated Growth Allocation Fund



PROXY STATEMENT - PLEASE VOTE!



TIME IS OF THE ESSENCE . . . VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT! ACT NOW TO HELP AVOID ADDITIONAL EXPENSE.

Federated Conservative Allocation Fund, Federated Moderate Allocation Fund, and Federated Growth Allocation Fund (the "Acquired Funds") will hold a joint annual meeting of shareholders on October 12, 2007. IT IS IMPORTANT FOR YOU TO VOTE. We recommend that you read the Proxy Statement in its entirety.

WHY AM I BEING ASKED TO VOTE?

Mutual funds are required to obtain shareholders' votes for certain types of changes, like the one included in this Prospectus/Proxy Statement. You have a right to vote on these changes.

WHAT AM I BEING ASKED TO VOTE ON?

   {circle}A proposed reorganization pursuant to which Federated MDT Balanced
      Fund, a portfolio of Federated MDT Series ("FMDTBF") would acquire the assets of each of Federated Conservative Allocation Fund ("FCOAF"), Federated Moderate Allocation Fund ("FMAF"), and Federated Growth Allocation Fund ("FGAF"), portfolios of Federated Managed Allocation Portfolios, in exchange for shares of FMDTBF to be distributed pro rata by FCOAF, FMAF, and FGAF in complete liquidation and termination of each of FCOAF, FMAF, and FGAF (each a "Reorganization" and collectively, the "Reorganizations").
   {circle}To transact such other business as may properly come before the special meeting or any adjournment thereof.


WHY ARE THE REORGANIZATIONS BEING PROPOSED?

The Board of Trustees believes that the Reorganizations of the Acquired Funds into FMDTBF are in the best interest of the Acquired Funds and its shareholders.

The Board considered various factors in reviewing this proposal:

   {circle}The compatibility of the Acquired Funds' and FMDTBF's investment objectives, policies and limitations.
   {circle}The viability of the Acquired Funds absent approval of the proposed
      Reorganizations.
   {circle}The greater long-term viability of FMDTBF.
   {circle}The fact that the Reorganizations are expected to be "tax-free" for federal income tax purposes (and that the Funds will receive an opinion of counsel to this effect).
   {circle}That the proposed Reorganizations may result in lower fees, as a percentage of net assets, for certain shareholders of the Acquired Funds. {circle}The undertaking by the Adviser or its affiliates to pay all costs and expenses of preparing, printing and mailing this Proxy Statement/Prospectus and solicitation expenses of the Reorganizations.


HOW DO I VOTE MY SHARES?

You may vote by telephone at the toll-free number shown on your ballot, in person at the meeting, or complete and return the enclosed proxy card. If you:

      1. Choose to help save the Funds time and postage costs by voting by telephone; please do not return your proxy card.
      2. Do not respond at all, we may contact you by telephone to request that you cast your vote.
      3. Sign and return the proxy card without indicating a preference, your vote will be cast "for" the proposals in this Proxy Statement.


WHAT SHOULD I DO IN CONNECTION WITH THE REORGANIZATIONS?

You need not and should not do anything for the Reorganizations except vote your shares today. If approved, the Reorganizations will take place automatically. We request that you do not attempt to make the exchange yourself, as this will disrupt the management of the Funds' portfolio.

WHOM DO I CALL IF I HAVE QUESTIONS ABOUT THE PROXY STATEMENT?

Call your Investment Professional or a Federated Client Service Representative. Federated's toll-free number is 1-800-341-7400.



  After careful consideration, the Board of Trustees has unanimously approved these proposals.

The Board recommends that you read the enclosed materials carefully and vote FOR the proposals.








                    FEDERATED MANAGED ALLOCATION PORTFOLIOS

                    FEDERATED CONSERVATIVE ALLOCATION FUND

                      FEDERATED MODERATE ALLOCATION FUND

                       FEDERATED GROWTH ALLOCATION FUND

                                   NOTICE OF

                        SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD OCTOBER 12, 2007


TO SHAREHOLDERS OF FEDERATED CONSERVATIVE ALLOCATION FUND, FEDERATED MODERATE ALLOCATION FUND AND FEDERATED GROWTH ALLOCATION FUND, each a Portfolio of Federated Managed Allocation Portfolios. A special meeting of the shareholders of Federated Conservative Allocation Fund ("FCOAF"), Federated Moderate Allocation Fund ("FMAF"), and Federated Growth Allocation Fund ("FGAF") will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (Eastern time), on October 12, 2007, for the following purposes:

   1. To approve or disapprove proposed Agreements and Plans of Reorganization pursuant to which Federated MDT Balanced Fund ("FMDTBF"), a portfolio of Federated MDT Series would acquire the assets of each of FCOAF, FMAF, and FGAF in exchange for shares of FMDTBF to be distributed pro rata by FCOAF, FMAF, and FGAF in complete liquidation and termination of each of FCOAF, FMAF and FGAF; and

   2. To transact such other business as may properly come before the special meeting or any adjournment thereof.

The Board of Trustees has fixed August 20, 2007, as the record date for determination of those shareholders of FCOAF, FMAF and FGAF entitled to vote at the meeting.


                                                 By Order of the Board of
                                                 Trustees,


                                                 John W. McGonigle
                                                 Secretary
August 28, 2007



YOU CAN HELP AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

                           PROSPECTUS/PROXY STATEMENT


                                ________________

                          ACQUISITION OF THE ASSETS OF

                    FEDERATED CONSERVATIVE ALLOCATION FUND
                      FEDERATED MODERATE ALLOCATION FUND
                                      AND
                        FEDERATED GROWTH ALLOCATION FUND
          EACH A PORTFOLIO OF FEDERATED MANAGED ALLOCATION PORTFOLIOS
                        (A MASSACHUSETTS BUSINESS TRUST)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                         Telephone No:  1-800-245-5000

                        BY AND IN EXCHANGE FOR SHARES OF

        FEDERATED MDT BALANCED FUND, A PORTFOLIO OF FEDERATED MDT SERIES
                        (A MASSACHUSETTS BUSINESS TRUST)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                         Telephone No:  1-800-245-5000

      This Prospectus/Proxy Statement describes the proposals whereby Federated Conservative Allocation Fund, Federated Moderate Allocation Fund, and Federated Growth Allocation Fund (each an "Acquired Fund" and collectively, the "Acquired Funds"), each a portfolio of Federated Managed Allocation Portfolios (the "Trust"), would transfer all of their assets to Federated MDT Balanced Fund ("FMDTBF"), a portfolio of Federated MDT Series (the "MDT Trust"), in exchange for shares of FMDTBF (each a "Reorganization" and collectively the "Reorganizations"). FMDTBF shares will be distributed pro-rata by each Acquired Fund to their shareholders in complete liquidation and dissolution of the applicable Acquired Fund. If a Reorganization is approved, each owner of an Acquired Fund's Institutional Shares will become owners of Class A Shares of FMDTBF, while each owner of an Acquired Fund's Select Shares will become owners of Class C Shares of FMDTBF, in each case having a total net asset value ("NAV") equal to the total NAV of his or her holdings in the Acquired Fund on the date of the Reorganization.

       The Acquired Funds and FMDTBF (each a "Fund" and collectively the "Funds") investment objectives are as follows:

-------------------------------------------------------------------------------
FUND  |INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
FCOAF |To seek total return with an emphasis on income and capital appreciation
-------------------------------------------------------------------------------
FMAF  |To seek capital appreciation with income as a secondary objective
-------------------------------------------------------------------------------
FGAF  |To seek capital appreciation
-------------------------------------------------------------------------------
FMDTBF|Long-term growth of capital and income
-------------------------------------------------------------------------------


      The Board of Trustees (the "Board") of the Trust believe that the proposed Reorganizations are in the best interests of each of the Acquired Funds and its shareholders. Consummation of one of the Reorganizations is not a condition to the closing of either of the other two Reorganizations.

      This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus for the Class A and Class C Shares of FMDTBF dated December 11, 2006. A Statement of Additional Information ("SAI") for Class A and Class C Shares of FMDTBF dated December 11, 2006 as well as an SAI dated August 28, 2007, relating to this Prospectus/Proxy Statement, each containing additional information, have been filed with the Securities and Exchange Commission ("SEC") and are incorporated herein by reference. Prospectuses and SAIs dated January 31, 2007 for the Institutional Shares and Select Shares of the Acquired Funds are also incorporated herein by reference. Further information about FMDTBF's performance is contained in its Semi- Annual Report for Class A Shares and Class C Shares dated January 31, 2007, which is incorporated herein by reference. Further information about each of the Acquired Fund's performance is contained in its Annual Report dated November 30, 2006 and its Semi-Annual Report dated May 31, 2007, which are incorporated herein by reference. Copies of these materials and other information about FMDTBF and the Acquired Funds may be obtained without charge by writing to or calling FMDTBF at the address and telephone number shown on the previous page.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

      SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                               TABLE OF CONTENTS

                                                                       Page

SUMMARY
    Reasons for the Proposed Reorganizations.........................
    Tax Consequences.................................................
    Comparison of Investment Objectives, Policies and Limitations....
Comparison of Risks
    Comparative Fee Tables (Class A Shares)..........................
    Comparative Fee Tables (Class C Shares)..........................
    Comparison of Potential Risks and Rewards: Performance Information
    Investment Adviser ..............................................
    Portfolio Management Information.................................
    Advisory Fees, Service Fees, Shareholder Fees and Other Expenses. Purchase, Redemption and Exchange Procedures; Dividends and Distributions
    Frequent Trading; Portfolio Holdings Information.................

INFORMATION ABOUT THE REORGANIZATIONS
    Description of the Plan of Reorganizations.......................
    Description of FMDTBF Shares and Capitalization..................
    Federal Income Tax Consequences..................................
    Comparative Information on Shareholder Rights....................

INFORMATION ABOUT FEDERATED MDT BALANCE FUND AND FEDERATED
CONSERVATIVE ALLOCATION FUND, FEDERATED MODERATE ALLOCATION
FUND AND FEDERATED GROWTH ALLOCATION FUND
    Where to Find Additional Information.............................
    Legal Proceedings................................................

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING
    Proxies, Quorum and Voting at the Special Meeting................
    Share Ownership of the Funds.....................................
    Interest of Certain Persons......................................

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY.........

AGREEMENT AND PLAN OF REORGANIZATION (EXHIBIT A).....................

THE ACQUIRED FUNDS MANAGEMENT DISCUSSION OF
FUND PERFORMANCE (EXHIBIT B).........................................

                                    SUMMARY

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement. A copy of the Agreement and Plan of Reorganization (the "Plan") pursuant to which each Reorganization will be conducted is attached to this Prospectus/Proxy Statement as Exhibit A. The prospectus of FMDTBF's Class A and Class C Shares, accompanies this Prospectus/Proxy Statement.


REASONS FOR THE PROPOSED REORGANIZATIONS

      The Board of the Trust has determined that a combination of the Acquired Funds into FMDTBF is in the best interest of each of the Acquired Funds and its shareholders.

      The following tables show the total return performance of the Institutional Shares and Select Shares of FMAF, FCOAF, and FGAF, which are based on net asset values, for the past five calendar years, performance of broad based market indices, net sales of FMAF, FCOAF, and FGAF for each calendar year, and their net assets at each calendar year end.

--------------------------------------------------------------------------
|                FMAF                |  2002  | 2003 | 2004 |2005 | 2006 |
--------------------------------------------------------------------------
|TOTAL RETURN                        |        |      |      |     |      |
|INSTITUTIONAL SHARES                |(9.98)% |21.72%|7.09% |2.62%|12.01%|
--------------------------------------------------------------------------
|SELECT SHARES                       |(10.64)%|21.03%|6.34% |1.91%|11.24%|
--------------------------------------------------------------------------
|LEHMAN BROTHERS AGGREGATE BOND INDEX|10.26 % |4.10 %|4.34% |2.43%|4.33% |
--------------------------------------------------------------------------
|STANDARD & POOR'S 500 INDEX         |(22.10)%|28.68%|10.88%|4.91%|15.79%|
--------------------------------------------------------------------------
|NET SALES OF FUND SHARES(MM)        | $(31)  |$(23) |$(18) |$(27)|$(25) |
--------------------------------------------------------------------------
|FUND NET ASSETS (MM)                |  $148  | $153 | $144 |$120 | $107 |
--------------------------------------------------------------------------


--------------------------------------------------------------------------
|               FCOAF                |  2002  | 2003 | 2004 |2005 | 2006 |
--------------------------------------------------------------------------
|TOTAL RETURN                        |        |      |      |     |      |
|INSTITUTIONAL SHARES                |(3.91)% |15.85%| .18% |2.12%|9.39% |
--------------------------------------------------------------------------
|SELECT SHARES                       |(4.58)% |15.04%|5.45% |1.40%|8.70% |
--------------------------------------------------------------------------
|LEHMAN BROTHERS AGGREGATE BOND INDEX|10.26 % |4.10 %|4.34% |2.43%|4.33% |
--------------------------------------------------------------------------
|STANDARD & POOR'S 500 INDEX         |(22.10)%|28.68%|10.88%|4.91%|15.79%|
--------------------------------------------------------------------------
|NET SALES OF FUND SHARES(MM)        | $(40)  |$(13) |$(15) |$(19)|$(22) |
--------------------------------------------------------------------------
|FUND NET ASSETS(MM)                 |  $112  | $115 | $106 | $88 | $73  |
--------------------------------------------------------------------------


--------------------------------------------------------------------------
|                FGAF                |  2002  | 2003 | 2004 |2005 | 2006 |
--------------------------------------------------------------------------
|TOTAL RETURN                        |        |      |      |     |      |
|INSTITUTIONAL SHARES                |(17.07)%|26.10%|7.56% |2.86%|14.51%|
--------------------------------------------------------------------------
|SELECT SHARES                       |(17.65)%|25.19%|6.85% |2.17%|13.63%|
--------------------------------------------------------------------------
|LEHMAN BROTHERS AGGREGATE BOND INDEX|10.26 % |4.10 %|4.34% |2.43%|4.33% |
--------------------------------------------------------------------------
|STANDARD & POOR'S 500 INDEX         |(22.10)%|28.68%|10.88%|4.91%|15.79%|
--------------------------------------------------------------------------
|NET SALES OF FUND SHARES (MM)       | $(27)  |$(13) |$(10) |$(14)|$(18) |
--------------------------------------------------------------------------
|FUND NET ASSETS (MM)                |  $82   | $88  | $83  | $72 | $63  |
--------------------------------------------------------------------------

      As the tables illustrate, despite the generally satisfactory performance of each of the Acquired Funds, net sales of the Acquired Funds' shares and the Acquired Funds' net assets have not grown, but rather declined.

      The adviser to the Acquired Funds, Federated Equity Management Company of Pennsylvania (the "Adviser") believes that the Reorganizations will result in a more viable investment for shareholders of the Acquired Funds.

      The Board of the Trust has voted to recommend the approval of the Plans to holders of shares of the Acquired Funds. Pursuant to the Plans, FMDTBF would acquire all of the assets of each Acquired Fund in exchange for Class A Shares and Class C Shares of FMDTBF (the "Exchange"). Immediately following the Exchange, each Acquired Fund will distribute the Class A Shares and Class C Shares of FMDTBF received in the Exchange pro rata to holders of its Institutional Shares and Select Shares, respectively, in a complete liquidation and termination of the Acquired Funds. As a result of the Reorganizations, each holder of Institutional Shares of the Acquired Funds will become the owner of Class A Shares of FMDTBF and each holder of Select Shares of the Acquired Funds will become the owner of Class C Shares of FMDTBF, in each case having a total net asset value equal to the total net asset value of his or her holdings in the Acquired Funds on the date of the Reorganization, i.e., the Closing Date (as hereinafter defined). Shareholders of each Acquired Fund will vote separately on the Plan applicable to the particular Acquired Fund and consummation of one of the Reorganizations is not a condition to the closing of either of the other two Reorganizations.

      In considering the proposed Reorganizations, the Board of the Trust took into consideration a number of factors, including: (1) the compatibility of each Acquired Fund's and FMDTBF's investment objectives, policies and limitations;
(2) the viability of the Acquired Funds absent approval of the proposed Reorganizations; (3) the greater long-term viability of FMDTBF; (4) the fact that the Reorganizations are expected to be "tax-free" for federal income tax purposes (and that the Funds will receive an opinion of counsel to this effect);
(5) that the proposed Reorganizations may result in lower fees, as a percentage of net assets, for certain shareholders of the Acquired Funds; and (6) the undertaking by the Adviser or its affiliates to pay all costs and expenses of preparing, printing and mailing this Proxy Statement/Prospectus and solicitation expenses of the Reorganizations.

      The Board concluded to recommend to shareholders of the Acquired Funds that they vote to approve the Reorganizations. Pursuant to Rule 17a-8 under the Investment Company Act of 1940 Act (the "1940 Act"), the Board of the Trust, including a majority of the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, determined that each Reorganization is in the best interests of the applicable Acquired Fund and its shareholders, and that the interests of the Acquired Fund's shareholders would not be diluted as a result of each applicable Reorganization.

      The Board of Trustees of the MDT Trust, which consists of the same individuals as the Board of the Trust, approved the Reorganizations on behalf of FMDTBF. Pursuant to Rule 17a-8 under the 1940 Act, the Board of the MDT Trust, including a majority of the Trustees who are not "interested persons," determined that the Reorganizations are in the best interest of FMDTBF and its shareholders, and that the interests of existing FMDTBF shareholders would not be diluted as a result of the Reorganizations.


TAX CONSEQUENCES

      As a condition to each Reorganization each Acquired Fund and FMDTBF will receive an opinion of counsel to the effect that such Reorganization shall be tax-free for each Acquired Fund; its shareholders and for FMDTBF. However, the shareholders of the Acquired Funds, as a result of the Reorganizations, are likely to be exposed to a capital gain distribution as a result of selling portfolio securities prior to the Reorganizations. The table below shows the capital gains and the per share impact on the sale of the portfolio securities on each of the Acquired Funds. The table is based on the assumption that certain of the Acquired Funds' portfolio holdings as of April 18, 2007 are sold prior to the Closing Date (as hereinafter defined). It is anticipated that all of the Acquired Funds' holdings in Capital Appreciation Core Fund and Federated International Capital Appreciation Fund as well as certain fixed income mutual funds will be sold prior to the Reorganizations. However, it is also anticipated that certain of the Acquired Funds' investments in certain fixed-income funds will not be sold and will carryover to FMDTBF. The table is representative of market values as of April 18, 2007 and trial balances as of April 16, 2007.



----------------------------------------------------------------------------
|      |              |Long-Term Cap Gain Amount|Short-Term Cap Gain Amount|
----------------------------------------------------------------------------
|      |Total Cap Gain|Long-Term Gain |Per Share|Short-Term Gain |Per Share|
----------------------------------------------------------------------------
|FCOAF*|$3,037,944    |$2,968,737     |$0.5404  |$69,207         |$0.0126  |
----------------------------------------------------------------------------
|FMAF* |$12,288,228   |$12,166,744    |$1.561   |$121,488        |$0.01559 |
----------------------------------------------------------------------------
|FGAF* |$2,320,775    |$2,294,230     |$0.5907  |$26,545         |$0.00683 |
----------------------------------------------------------------------------
      *FCOAF and FMAF do not have a capital loss carryforward. FGAF's total capital gains are net of a $3.9 million capital loss carryforward.


CLOSING

      Each Plan of Reorganization provides for the Reorganization to occur on the Closing Date, which is expected to be on or about July 18, 2007, or such other date(s) as the parties may agree to in writing (the "Closing Date"). Each Plan of Reorganization provides that the assets of the Acquired Fund will be transferred to FMDTBF as of 4:00 p.m. Eastern time on the Closing Date of the Reorganization (the "Effective Time"). In exchange for the transfer of these assets, FMDTBF will simultaneously issue a number of full and fractional Class A Shares and Class C Shares of FMDTBF to Institutional and Select Share Class Shareholders of the Acquired Fund, respectively, in an amount equal to the number of Acquired Fund shares then outstanding and having an aggregate net asset value equal to the net assets of the Acquired Fund.

           THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS RECOMMENDS THAT YOU VOTE "FOR" APPROVAL OF EACH REORGANIZATION.


COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS

      The Funds' investment objectives are as follows:

-------------------------------------------------------------------------------
FUND  |INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
FCOAF |To seek total return with an emphasis on income and capital appreciation
-------------------------------------------------------------------------------
FMAF  |To seek capital appreciation with income as a secondary objective
-------------------------------------------------------------------------------
FGAF  |To seek capital appreciation
-------------------------------------------------------------------------------
FMDTBF|Long-term growth of capital and income
-------------------------------------------------------------------------------


      The Acquired Funds pursue their investment objectives by investing in a mix of equity and fixed-income investments. The Adviser determines what portion of the Acquired Funds' portfolios to invest in equity securities and what portion to invest in fixed-income securities. The Adviser has discretion to adjust the equity and fixed-income portions of the portfolio +/- 15% from the stated neutral exposure points listed in the following table:

---------------------------------------------------------------------
|ACQUIRED FUND|EQUITY NEUTRAL POSITION|FIXED-INCOME NEUTRAL POSITION|
---------------------------------------------------------------------
|FCOAF        |          40%          |                60%          |
---------------------------------------------------------------------
|FMAF         |          60%          |                40%          |
---------------------------------------------------------------------
|FGAF         |          80%          |                20%          |
---------------------------------------------------------------------


      FMDTBF also pursues its investment objective by investing in a mix of equity and fixed-income investments. However, FMDTBF normally invests between 60% and 80% of its assets in equity securities and between 20% and 40% in fixed-income securities.

      With regard to the Acquired Funds' equity allocation, the Adviser invests primarily in the common stock of domestic companies with large and medium market capitalizations that offer superior growth prospects or whose stock is deemed to be undervalued. A portion of each of the Acquired Funds' portfolios may be invested in foreign securities and common stock of domestic companies with small market capitalizations. FMDTBF invests primarily in domestic stocks and uses the MDT quantitative methodology, which screens for stocks that meet certain valuation and performance metrics, and also ensures that the portfolio is diversified by business, industry and sector. The model used selects stocks primarily in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. As of September 30, 2006, companies in the Russell 3000 Index ranged in market capitalization from $40 million to $406 billion. With regard to investing in foreign equity securities, FMDTBF primarily invests in exchange traded funds that track a foreign market index but may also invest directly in foreign securities.

      The fixed-income portion of the Acquired Funds is primarily invested in U.S. dollar denominated investment grade fixed income securities, which include U.S. government agency and treasury securities, investment grade corporate debt securities and mortgage backed securities. A portion of the Acquired Funds' portfolios may also be invested in foreign investment grade debt securities and domestic and foreign non-investment grade debt securities. The fixed-income portion of FMDTBF's portfolios will be primarily invested in domestic investment grade debt securities, including corporate debt securities, U.S. government obligations, and mortgage backed securities. FMDTBF's adviser, Federated MDT LLC ("FMDTBF Adviser") selects fixed-income securities by using fundamental credit research to identify relative value in the market. A portion of FMDTBF's portfolio may also be invested in noninvestment grade fixed-income securities when the Adviser believes the risk return prospects of the sector to be attractive.

      The Acquired Funds do not currently invest principally in REITs. Conversely the prospectus of FMDTBF lists REITs as a principal security in which FMDTBF is permitted to invest. Therefore, FMDTBF's investment strategy contemplates investing in REITs to a greater extent than the Acquired Funds.

      The following chart compares the investment limitations of the Acquired Funds with the investment limitations of FMDTBF.

                                                       INVESTMENT LIMITATIONS
                                                  ACQUIRED FUNDS                                                         FMDTBF
DIVERSIFICATION OF INVESTMENTS  (fundamental)                                                                       DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities of  OF INVESTMENTS any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States (fundamental)
or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities;   Same.
and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.
BORROWING MONEY AND ISSUING SENIOR SECURITIES (fundamental)                                                         BORROWING MONEY
A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under  AND ISSUING
the Investment Company Act of 1940, as amended.                                                                     SENIOR
                                                                                                                    SECURITIES
                                                                                                                    (fundamental)
                                                                                                                    Same.
INVESTING IN REAL ESTATE (fundamental)                                                                              INVESTING IN
A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing  REAL ESTATE
in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or          (fundamental)
investing in securities that are secured by real estate or interests therein.  A Fund may exercise its rights under Same.
agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
COMMODITIES (fundamental)                                                                                           COMMODITIES
A Fund may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies  (fundamental)
that deal in commodities.                                                                                           The Fund may
                                                                                                                    invest in
                                                                                                                    commodities to
                                                                                                                    the maximum
                                                                                                                    extent permitted
                                                                                                                    under the 1940
                                                                                                                    Act.
UNDERWRITING (fundamental)                                                                                          UNDERWRITING
A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving  (fundamental)
the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered  Same.
to be an underwriter under the Securities Act of 1933.
CONCENTRATION OF INVESTMENTS (fundamental)                                                                          CONCENTRATION
A Fund will not make investments that will result in the concentration of its investments in the securities of      (fundamental)
issuers primarily engaged in the same industry.  Government securities, municipal securities and bank instruments   Same.
will not be deemed to constitute an industry.
LENDING (fundamental)                                                                                               LENDING
A Fund may not make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, (fundamental)
entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing  The Fund may not
in loans, including assignments and participation interests.                                                        make loans if,
                                                                                                                    as a result,
                                                                                                                    more than 33
                                                                                                                    1/3% of the
                                                                                                                    Fund's total
                                                                                                                    assets would be
                                                                                                                    loaned to other
                                                                                                                    parties, except
                                                                                                                    that the Fund
                                                                                                                    may (i) purchase
                                                                                                                    or hold debt
                                                                                                                    instruments in
                                                                                                                    accordance with
                                                                                                                    its investment
                                                                                                                    objective and
                                                                                                                    policies; (ii)
                                                                                                                    enter into
                                                                                                                    repurchase
                                                                                                                    agreements;
                                                                                                                    (iii) lend its
                                                                                                                    securities, and
                                                                                                                    (iv) it may make
                                                                                                                    loans to
                                                                                                                    affiliated
                                                                                                                    investment
                                                                                                                    companies in
                                                                                                                    accordance with
                                                                                                                    SEC exemptive
                                                                                                                    relief.
BUYING ON MARGIN (non-fundamental)                                                                                  BUYING ON MARGIN
A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the (non-
clearance of purchases and sales of securities and further provided that a Fund may make margin deposits in         fundamental)
connection with its use of financial options and futures, forward and spot currency contracts, swap transactions    Same.
and other financial contracts or derivative instruments.
PLEDGING ASSETS (non-fundamental)                                                                                   PLEDGING ASSETS
A Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the       (non-
transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection     fundamental)
with permissible activities.                                                                                        Same.
ILLIQUID SECURITIES (non-fundamental)                                                                               ILLIQUID
A Fund will not purchase securities for which there is no readily available market, or enter into repurchase        SECURITIES (non-
agreements or purchase time deposits that a Fund cannot dispose of within seven days, if immediately after and as a fundamental)
result, the value of such securities would exceed, in the aggregate, 15% of a Fund's net assets.                    Same.


COMPARISON OF RISKS

      All mutual funds take investment risks. Therefore, it is possible to lose money by investing in any of the Acquired Funds or FMDTBF.

      Since the Acquired Funds and FMDTBF all invest in equity securities, each of the Funds are subject to stock market risks. Sock market risks are the risks that the value of equity securities in a fund's portfolio will fluctuate and, as a result, a fund's share price may decline suddenly or over a sustained period of time. The Funds are subject to the risks associated with growth and value stocks. Growth stocks have high valuations and are therefore more volatile than value stocks. Value stocks, while less volatile, may lag the returns experienced in growth stocks.

      The Acquired Funds and FMDTBF are each subject to credit risks which include the possibility that issuers of securities in which the Funds invest may default in the payment of principal or interest and could cause the Funds to lose money. Additionally the Funds are each subject to interest rate risks. Interest rate risks generally describe the risks that prices of fixed income securities generally fall when interest rates rise, and those interest rate changes will have a greater effect on the price of fixed-income securities with longer durations.

      The Acquired Funds and FMDTBF are subject to call risks which includes the possibility that an issuer of a security held by the Funds may redeem the security prior to maturity at a price below its current market value.

      The Acquired Funds and FMDTBF are subject to prepayment risks. The Funds may be susceptible to prepayment risk when homeowners pay their mortgages in response to lower interest rates, and will require the Funds to reinvest their proceeds at the then available lower interest rates. In addition, the prices of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

      The Acquired Funds and FMDTBF are exposed to the risks involved in investing their assets in noninvestment-grade securities and securities in the lowest investment-grade category (for example, Baa or BBB). These securities may be subject to greater interest rate, credit and liquidity risks than investment grade securities. The noninvestment grade securities in which the Acquired Funds and FMDTBF invest may not be readily marketable and therefore there may be less trading opportunities for these securities which could subject the Acquired Funds and FMDTBF to liquidity risk.

      The Acquired Funds and FMDTBF may invest in derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Funds.

      The Acquired Funds and FMDTBF are exposed to risks of foreign securities. Investing in foreign securities poses additional risks to the Acquired Funds and to FMDTBF. Foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. The Acquired Funds and FMDTBF are also subject to currency risks because the exchange rates for currencies fluctuate daily which results in the foreign securities in which the Funds invests being more volatile than the prices of those securities offered exclusively in the U.S.
Additionally both the Acquired Funds and FMDTBF are subject to the risks associated with American Depositary Receipts. Finally, the Acquired Funds and FMDTBF are subject to emerging market risk. Securities issued in emerging markets generally entail greater risks than securities issued or traded in developed markets.

      The Acquired Funds and FMDTBF are subject to the risks associated with investment in smaller companies which increases the level of volatility as compared to funds that only invest in large-capitalization companies. Additionally the Acquired Funds and FMDTBF are subject to risks of investing in Exchange-Traded Funds.

      The Acquired Funds and FMDTBF are subject to sector risks. Therefore the Funds' performance may be more susceptible to any developments which affect those sectors emphasized by the Acquired Funds and FMDTBF.

      FMDTBF may invest principally in REITs and is therefore more susceptible than the Acquired Funds to the risks associated with investment in REITs.

      For a more complete discussion of the risks of investing in the Acquired Funds and FMDTBF please see the Funds prospectuses, which are incorporated by reference into this Proxy Statement/Prospectus.

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

The following table highlights certain purchase, redemption and exchange features of FMAF, FCOAF, and FGAF as compared to such features of FMDTBF.

PURCHASE, REDEMPTION  FMAP PORTFOLIOS      FMDTBF
AND EXCHANGE FEATURES (FMAF, FCOAF, FGAF)
Initial Sales Charge  Institutional        Class A shares: 5.50% is the maximum sales charge applicable to Class A shares (as a
(as a percentage of   Shares:  None        percentage of offering price)
offering price)                            Class C shares: None
                                           * SHAREHOLDERS AS OF THE DATE OF THE REORGANIZATION WILL NOT BE SUBJECT TO A SALES CHARGE
                                           ON FUTURE PURCHASES OF FMDTBF, IF SUCH PURCHASES ARE MADE IN THE SAME ACCOUNT(S).
                      Select Shares:  None
Reductions and        Not Applicable       Class A shares:
Waivers of Initial                         {circle}Larger Purchases;
Sales Charges
                                           {circle}Concurrent and Accumulated Purchases;

                                           {circle}Letter of Intent.

                                           *WAIVERS OF SALES CHARGES FOR SHAREHOLDERS WHO RECEIVE SHARES OF THE FMDTBF IN A
                                           REORGANIZATION.

                                           Class C shares:  Not applicable because there is no initial sales charge on Class C shares.
Contingent Deferred   Institutional        Class A shares:  Investments of $1,000,000 or more, and financial intermediary receives
Sales Charge (CDSC)   Shares:  None        an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of purchase.

                                           Class C shares:  You will pay a 1.00% CDSC if you redeem Shares within 12 months of the purchase date.



                      Select Shares:  None
CDSC Waivers          Not Applicable       Class C shares CDSC waiver:
                                           {circle}Purchased through a financial intermediary that did not receive an advanced commission on the purchase;
                                           {circle}Following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code;
                                           {circle}Minimum distributions required from an Individual Retirement Account or other
                                              Retirement Plan to a shareholder who has attained the age of 70 1/2;
                                           {circle}Purchased within 120 days of a previous redemption of shares, to the extent that the value of the shares purchased was equal to or less than the value of the previous redemption;
                                           {circle}Purchased by Trustees, employees of the Fund, the Adviser, the Distributor and their affiliates;
                                           {circle}Purchased with reinvested dividends or capital gains;
                                           {circle}Redeemed by the Fund when it closes an account for not meeting the minimum balance requirements; or
                                           {circle}Purchased pursuant to the exchange privilege if the shares were held for the applicable CDSC holding period.
Redemption Fees       Institutional        Class A shares:  None
                      Shares:  None        Class C shares:  None
                      Select Shares:  None
Purchases/Redemptions Institutional and    Class A and Class C shares:  You may purchase Shares through a financial intermediary,
                      Select Shares:  You  directly from the Fund or through an exchange from another Federated fund. The Fund may purchase Shares  reserves the right to reject any request to purchase or exchange Shares. Where the Fund through a financial  offers more than one Share class and you do not specify the class choice on your New
                      intermediary,        Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically
                      directly from the    will receive Class A Shares.
                      Funds or through an
                      exchange from
                      another Federated
                      fund. The Funds
                      reserve the right to
                      reject any request
                      to purchase or
                      exchange Shares.
Redemptions Policies  Reserves right to    Reserves right to delay delivery of redemption proceeds up to seven days.
                      delay delivery of
                      redemption proceeds  10% of the value of redemptions
                      up to seven days.    from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.
Exchanges             Institutional and    Class A and Class C shares:
                      Select Shares:
                      You may exchange     You may exchange Shares of the Fund into shares of the same class of another Federated
                      Shares of a Fund for fund. To do this, you must:
                      shares of any           {circle}ensure that the account registrations are identical;
                      Federated fund or       {circle}meet any minimum initial investment requirements; and
                      share class that        {circle}receive a prospectus for the fund into which you wish to exchange.
                      does not have a
                      stated sales charge
                      or contingent
                      deferred sales
                      charge, except
                      Liberty U.S.
                      Government Money
                      Market Trust and
                      Class K Shares. To
                      do this, you must:
                         {circle}ensure
                            that the
                            account
                            registrations
                            are identical;
                         {circle}meet any
                            minimum
                            initial
                            investment
                            requirements;
                            and
                         {circle}receive a
                            prospectus for
                            the fund into
                            which you wish
                            to exchange.
Dividends and         Institutional Shares The Fund declares and pays any dividends annually to shareholders. Dividends are paid to
Distributions         and Select Shares:   all shareholders invested in the Fund on the record date. The record date is the date on
                      Each Fund declares   which a shareholder must officially own Shares in order to earn a dividend.
                      and pays any
                      dividends quarterly  In addition, the Fund pays any capital gains at least annually. Your dividends and
                      to shareholders.     capital gains distributions will be automatically reinvested in additional Shares without
                      Dividends are paid   a sales charge, unless you elect cash payments. Dividends may also be reinvested without to all shareholders  sales charges in shares of any class of any other Federated fund of which you are already
                      invested in a Fund   a shareholder.
                      on the record date.
                      The record date is
                      the date on which a
                      shareholder must
                      officially own
                      Shares in order to
                      earn a dividend.

                      In addition, the
                      Funds pay any
                      capital gains at
                      least annually. Your
                      dividends and
                      capital gains
                      distributions will
                      be automatically
                      reinvested in
                      additional Shares
                      without a sales
                      charge, unless you
                      elect cash payments.
                      Dividends may also
                      be reinvested
                      without sales
                      charges in shares of
                      any class of any
                      other Federated fund
                      of which you are
                      already a
                      shareholder.



COMPARATIVE FEE TABLES

      Like all mutual funds, the Acquired Funds and FMDTBF incur certain expenses in their operations. These expenses include management fees, as well as costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses currently incurred by the Institutional Shares and Select Shares of the Acquired Funds and Class A Shares and Class C Shares of FMDTBF respectively, and pro forma fees for FMDTBF after giving effect to the applicable Reorganization and also after giving effect to all of the Reorganizations.

FCOAF - FMDTBF

      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of FCOAF as of its most recent prospectus dated January 31, 2007; (2) the anticipated fees and expenses that you may pay if you buy and hold Class A Shares of FMDTBF as of its most recent prospectus dated December 11, 2006; and (3) the proforma fees and expenses of Class A Shares of FMDTBF on a combined basis after giving effect to the Reorganization. As described below, the proforma operating expenses of FMDTBF are shown after giving effect to a contractual waiver of expenses by Federated MDTA LLC to limit total operating expenses to not more than 1.50% (excluding "Acquired Fund Fees and Expenses"), which will continue through December 8, 2008.



                                                                             FEDERATED                                    FEDERATED
                                                                           CONSERVATIVE                                     MDT
                                                                            ALLOCATION                                    BALANCED
                                                                              FUND -        FEDERATED MDT BALANCED FUND-   FUND-
                                                                           INSTITUTIONAL           CLASS A SHARES         CLASS A
SHAREHOLDER FEES                                                              SHARES                                       SHARES
                                                                                                                            PRO
                                                                                                                           FORMA
                                                                                                                          COMBINED
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
offering price)                                                                None                     5.50%              5.50%1
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                          None                     0.00%              0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) (as a percentage of offering price)                             None                     None                None
Redemption Fee (as a percentage of amount redeemed, if applicable)             None                     None                None
Exchange Fee                                                                   None                     None                None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                                0.75%3                   0.75%4              0.75%4
Distribution (12b-1) Fee                                                       None                    0.25%5              0.25%5
Other Expenses                                                                0.83%6                   0.65%6              0.60%7
Acquired Fund Fees and Expenses8                                               0.31%                    0.04%              0.04%
Total Annual Fund Operating Expenses                                           1.89%                    1.69%              1.64%
Fee Waiver and/or Expense Reimbursement (contractual)
                                                                               0.00%                    0.15%              0.10%
Total Annual Fund Operating Expenses (after contractual waivers)
                                                                              1.89%9                    1.54%              1.54%

1 Shareholders of the Acquired Funds who receive FMDTBF's Class A Shares as a result of the Reorganization will not be subject to a sales charge on future purchases of FMDTBF, if such purchases are made in the same account(s).

2 With respect to FCOAF, the percentages shown are based on expenses for the entire fiscal year ended November 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider and the administrator waived or elected not to charge certain amounts. In addition, the Adviser, distributor and shareholder services provider have agreed to reimburse certain investment adviser fees and operating expenses as a result of investments in other funds which are managed by a common Adviser or an affiliate of the Adviser. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended November 30, 2006. With respect to FMDTBF and FMDTBF Pro Forma Combined, the percentages shown are based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in Note 2), the distributor and the administrator expect to waive certain amounts.

     These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending July 31, 2007.

     Total Waivers of Fund Expenses              0.43%       0.12%         0.17%
     Total Actual Annual Fund
        Operating Expenses (after waivers)       1.46%       1.42%         1.37%

3 The Adviser for FCOAF voluntarily reimbursed a portion of the management fee. The management fee paid by FCOAF (after the voluntary reimbursement) was 0.59% for the fiscal year ended November 30, 2006.

4 Under the investment advisory contract, the Adviser of FMDTBF and FMDTBF Pro Forma Combined is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding "Acquired Fund Fees and Expenses", interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Fund's Class A Shares to not more than 1.50% of its daily net assets. Any waivers by the administrator and/or distributor that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to the contractual commitment. It is anticipated that this commitment will expire on December 8, 2008.

5 Although not contractually obligated to do so, FMDTBF and FMDTBF Pro Forma Combined do not anticipate accruing or charging the distribution (12b-1) fee for Class A Shares during the fiscal period ending July 31, 2007.

6 With respect to FCOAF, other expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. The administrator and shareholder services provider voluntarily waived a portion of its fee. Additionally, the shareholder services provider elected not to charge, and therefore FCOAF's Institutional Shares did not accrue a portion of its fee. The administrator and shareholder services provider can terminate this voluntary waiver and/or reduction at any time. The distributor and shareholder services provider have agreed to reimburse certain other operating expenses as a result of investments in other funds which are managed by a common Adviser or an affiliate of the Adviser. Total other operating expenses incurred by the Institutional Shares of FCOAF (after the voluntary waiver reduction and reimbursements) were 0.56% for the fiscal year ended November 30, 2006.

7 With respect to FMDTBF and FMDTBF Pro Forma Combined, other expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by FMDTBF and FMDTBF Pro Forma Combined Class A Shares (after the anticipated waiver) are expected to be 0.63% and 0.58%, respectively for the fiscal period ending July 31, 2007.

8 The Funds' shareholders indirectly bear the expenses of the acquired funds in which each Fund invests. The Fund's estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds (including any current waivers and expense limitations) for the fiscal year ended November 30, 2006 or period ending July 31, 2007. Actual acquired fund expenses incurred by each Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

9 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses incurred by the Institutional Shares of FCOAF (after the voluntary waivers and reimbursements) will not exceed 1.28% (excluding "Acquired Fund Fees and Expenses") for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in FCOAF's Institutional Shares or FMDTBF and FMDTBF Pro Forma Combined Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, for FCOAF's Institutional Shares and FMDTBF and FMDTBF Pro Forma Combined Class A Shares operating expenses are before waivers as shown in the table and remain the same. For FMDTBF's Class A Shares, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 1.50% for Class A Shares (plus 0.04% of "Acquired Fund Fees and Expenses"). FMDTBF's Adviser has agreed to keep this limitation in effect through December 8, 2008. Accordingly, the third year of the 3, 5 and 10 Years columns reflects the contractually imposed expense limitation of 1.50% (plus 0.04% of "Acquired Fund Fees and Expenses") for four months and the "Total Annual Fund Operating Expenses" of the FMDTBF's Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years columns reflect the "Total Annual Fund Operating Expenses" of the FMDTBF's Class A Shares without any waivers. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------
|                            1 Year 3 Years 5 Years 10 Years|
|                                                           |
|                                                           |
|FCOAF, INSTITUTIONAL SHARES $192   $594    $1,021  $2,212  |
-------------------------------------------------------------
|                                                           |
|                                                           |
|FMDTBF, CLASS A SHARES      $698   $1,020  $1,385  $2,409  |
-------------------------------------------------------------
|                                                           |
|FMDTBF, CLASS A SHARES                                     |
|PRO FORMA COMBINED          $698   $1,017  $1,371  $2,368  |
-------------------------------------------------------------

FMAF - FMDTBF

      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of FMAF as of its most recent prospectus dated January 31, 2007; (2) the anticipated fees and expenses that you may pay if you buy and hold Class A Shares of FMDTBF as of its most recent prospectus dated December 11, 2006; and (3) the proforma fees and expenses of Class A Shares of FMDTBF on a combined basis after giving effect to the Reorganization. As described below, the proforma operating expenses of FMDTBF are shown after giving effect to a contractual waiver of expenses by Federated MDTA LLC to limit total operating expenses to not more than 1.50% (excluding "Acquired Fund Fees and Expenses"), which will continue through December 8, 2008.

                                                                                               FEDERATED                   FEDERATED
                                                                                                MODERATE                     MDT
                                                                                               ALLOCATION                  BALANCED
                                                                                                 FUND -     FEDERATED MDT   FUND-
                                                                                             INSTITUTIONAL  BALANCED FUND- CLASS A
SHAREHOLDER FEES                                                                                 SHARES     CLASS A SHARES  SHARES
                                                                                                                             PRO
                                                                                                                            FORMA
                                                                                                                           COMBINED
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
                                                                                                  None          5.50%       5.50%1
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, as applicable)                                                               None          0.00%       0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a
percentage of offering price)                                                                     None           None        None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                None           None        None
Exchange Fee                                                                                      None           None        None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                                                   0.75%3         0.75%4      0.75%4
Distribution (12b-1) Fee                                                                          None          0.25%5      0.25%5
Other Expenses                                                                                   0.73%6         0.65%7      0.56%7
Acquired Fund Fees and Expenses8                                                                 0.27%          0.04%       0.04%
Total Annual Fund Operating Expenses                                                             1.75%          1.69%       1.60%
Fee Waiver and/or Expense Reimbursement (contractual)
                                                                                                 0.00%          0.15%       0.06%
Total Annual Fund Operating Expenses (after contractual waivers)
                                                                                                 1.75%9         1.54%       1.54%

1 Shareholders of the Acquired Funds who receive FMDTBF's Class A Shares as a result of the Reorganization will not be subject to a sales charge on future purchases of FMDTBF, if such purchases are made in the same account(s).

2 With respect to FMAF, the percentages shown are based on expenses for the entire fiscal year ended November 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider and the administrator waived or elected not to charge certain amounts. In addition, the Adviser, distributor and shareholder services provider have agreed to reimburse certain investment adviser fees and operating expenses as a result of investments in other funds which are managed by a common Adviser or an affiliate of the Adviser. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended November 30, 2006. With respect to FMDTBF and FMDTBF Pro Forma Combined, the percentages shown are based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in Note 2), the distributor and the administrator expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending July 31, 2007.

     Total Waivers of Fund Expenses               0.39%        0.12%       0.19%
     Total Actual Annual
        Fund Operating Expenses (after waivers)   1.36%        1.42%       1.35%

3 The Adviser for FMAF voluntarily reimbursed a portion of the management fee. The management fee paid by FMAF (after the voluntary reimbursement) was 0.61% for the fiscal year ended November 30, 2006.

4 Under the investment advisory contract, the Adviser of FMDTBF and FMDTBF Pro Forma Combined is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding "Acquired Fund Fees and Expenses", interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Fund's Class A Shares to not more than 1.50% of its daily net assets. Any waivers by the administrator and/or distributor that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to the contractual commitment. It is anticipated that this commitment will expire in December 8, 2008.

5 Although not contractually obligated to do so, FMDTBF and FMDTBF Pro Forma Combined do not anticipate accruing or charging the distribution (12b-1) fee for Class A Shares during the fiscal period ending July 31, 2007.

6 With respect to FMAF, other expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. The administrator and shareholder services provider voluntarily waived a portion of its fee. Additionally, the shareholder services provider elected not to charge, and therefore FMAF's Institutional Shares did not accrue a portion of its fee. The administrator and shareholder services provider can terminate this voluntary waiver and/or reduction at any time. The distributor and shareholder services provider have agreed to reimburse certain other operating expenses as a result of investments in other funds which are managed by a common Adviser or an affiliate of the Adviser. Total other operating expenses incurred by the Institutional Shares of FMAF (after the voluntary waiver reduction and reimbursements) were 0.48% for the fiscal year ended November 30, 2006.

7 With respect to FMDTBF and FMDTBF Pro Forma Combined, other expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by FMDTBF and FMDTBF Class A Shares (after the anticipated waiver) are expected to be 0.63% and 0.56%, respectively for the fiscal period ending July 31, 2007.

8 The Fund's shareholders indirectly bear the expenses of the acquired funds in which each Fund invests. The Fund's estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds (including any current waivers and expense limitations) for the fiscal year ended November 30, 2006 or period ending July 31, 2007. Actual acquired fund expenses incurred by each Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

9 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses incurred by the Institutional Shares of FMAF (after the voluntary waivers and reimbursements) will not exceed 1.20% (excluding "Acquired Fund Fees and Expenses") for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in FMAF's Institutional Shares or FMDTBF and FMDTBF Pro Forma Combined Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, for FMAF's Institutional Shares and FMDTBF and FMDTBF Pro Forma Combined Class A Shares operating expenses are before waivers as shown in the table and remain the same. For FMDTBF's Class A Shares, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 1.50% for Class A Shares (plus 0.04% of "Acquired Fund Fees and Expenses"). FMDTBF's Adviser has agreed to keep this limitation in effect through December 8, 2008. Accordingly, the third year of the 3, 5 and 10 Years columns reflects the contractually imposed expense limitation of 1.50% (plus 0.04% of "Acquired Fund Fees and Expenses") for four months and the "Total Annual Fund Operating Expenses" of the FMDTBF's Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years columns reflect the "Total Annual Fund Operating Expenses" of the FMDTBF's Class A Shares without any waivers. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------
|                           1 Year 3 Years 5 Years 10 Years|
|                                                          |
|                                                          |
|FMAF, INSTITUTIONAL SHARES $178   $551    $  949  $2,062  |
------------------------------------------------------------
|                                                          |
|                                                          |
|FMDTBF, CLASS A SHARES     $698   $1,020  $1,385  $2,409  |
------------------------------------------------------------
|                                                          |
|FMDTBF, CLASS A SHARES                                    |
|PRO FORMA COMBINED         $698   $1,014  $1,360  $2,334  |
------------------------------------------------------------



FGAF - FMDTBF

      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of FGAF as of its most recent prospectus dated January 31, 2007; (2) the anticipated fees and expenses that you may pay if you buy and hold Class A Shares of FMDTBF as of its most recent prospectus dated December 11, 2006; and (3) the proforma fees and expenses of Class A Shares of FMDTBF on a combined basis after giving effect to the Reorganization. As described below, the proforma operating expenses of FMDTBF are shown after giving effect to a contractual waiver of expenses by Federated MDTA LLC to limit total operating expenses to not more than 1.50% (excluding "Acquired Fund Fees and Expenses"), which will continue through December 8, 2008.

                                                                                                FEDERATED                  FEDERATED
                                                                                                  GROWTH                     MDT
                                                                                                ALLOCATION                 BALANCED
                                                                                                  FUND -     FEDERATED MDT  FUND-
                                                                                              INSTITUTIONAL    BALANCED    CLASS A
SHAREHOLDER FEES                                                                                  SHARES     FUND- CLASS A  SHARES
                                                                                                                SHARES       PRO
                                                                                                                            FORMA
                                                                                                                           COMBINED
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
                                                                                                   None          5.50%      5.50%1
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, as applicable)                                                                None          0.00%      0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a
percentage of offering price)                                                                      None          None        None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                 None          None        None
Exchange Fee                                                                                       None          None        None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                                                    0.75%3        0.75%4      0.75%4
Distribution (12b-1) Fee                                                                           None         0.25%5      0.25%5
Other Expenses                                                                                    1.03%6        0.65%7      0.62%7
Acquired Fund Fees and Expenses8                                                                  0.22%          0.04%      0.04%
Total Annual Fund Operating Expenses                                                              2.00%          1.69%      1.66%
Fee Waiver and/or Expense Reimbursement (contractual)
                                                                                                  0.00%          0.15%      0.12%
Total Annual Fund Operating Expenses (after contractual waivers)
                                                                                                  2.00%9         1.54%      1.54%

1 Shareholders of the Acquired Funds who receive FMDTBF's Class A Shares as a result of the Reorganization will not be subject to a sales charge on future purchases of FMDTBF, if such purchases are made in the same account(s).

2 With respect to FGAF, the percentages shown are based on expenses for the entire fiscal year ended November 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider and the administrator waived or elected not to charge certain amounts. In addition, the Adviser, distributor and shareholder services provider have agreed to reimburse certain investment adviser fees and operating expenses as a result of investments in other funds which are managed by a common Adviser or an affiliate of the Adviser. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended November 30, 2006. With respect to FMDTBF and FMDTBF Pro Forma Combined, the percentages shown are based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in Note 2), the distributor and the administrator expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending July 31, 2007.

     Total Waivers of Fund Expenses           0.38%          0.12%      0.15%
     Total Actual Annual Fund
       Operating Expenses (after waivers)     1.62%          1.42%      1.39%

3 The Adviser for FGAF voluntarily reimbursed a portion of the management fee. The management fee paid by FGAF (after the voluntary reimbursement) was 0.64% for the fiscal year ended November 30, 2006.

4 Under the investment advisory contract, the Adviser of FMDTBF and FMDTBF Pro Forma Combined is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding "Acquired Fund Fees and Expenses", interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Fund's Class A Shares to not more than 1.50% of its daily net assets. Any waivers by the administrator and/or distributor that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to the contractual commitment. It is anticipated that this commitment will expire in December 8, 2008.

5 Although not contractually obligated to do so, FMDTBF and FMDTBF Pro Forma Combined do not anticipate accruing or charging the distribution (12b-1) fee for Class A Shares during the fiscal period ending July 31, 2007.

6 With respect to FGAF, other expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. The administrator and shareholder services provider voluntarily waived a portion of its fee. Additionally, the shareholder services provider elected not to charge, and therefore FGAF's Institutional Shares did not accrue a portion of its fee. The administrator and shareholder services provider can terminate this voluntary waiver and/or reduction at any time. The distributor and shareholder services provider have agreed to reimburse certain other operating expenses as a result of investments in other funds which are managed by a common Adviser or an affiliate of the Adviser. Total other operating expenses incurred by the Institutional Shares of FGAF (after the voluntary waiver reduction and reimbursements) were 0.76% for the fiscal year ended November 30, 2006.

7 With respect to FMDTBF and FMDTBF Pro Forma Combined, other expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by FMDTBF and FMDTBF Class A Shares (after the anticipated waiver) are expected to be 0.63% and 0.60%, respectively for the fiscal period ending July 31, 2007.

8 The Funds' shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds (including any current waivers and expense limitations) for the fiscal year ended November 30, 2006 or period ending July 31, 2007. Actual acquired fund expenses incurred by each Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

9 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses incurred by the Institutional Shares of FGAF (after the voluntary waivers and reimbursements) will not exceed 1.45% (excluding "Acquired Fund Fees and Expenses") for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in FGAF's Institutional Shares or FMDTBF and FMDTBF Pro Forma Combined Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, for FGAF's Institutional Shares and FMDTBF and FMDTBF Pro Forma Combined Class A Shares operating expenses are before waivers as shown in the table and remain the same. For FMDTBF's Class A Shares, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 1.50% for Class A Shares (plus 0.04% of "Acquired Fund Fees and Expenses"). FMDTBF's Adviser has agreed to keep this limitation in effect through December 8, 2008. Accordingly, the third year of the 3, 5 and 10 Years columns reflects the contractually imposed expense limitation of 1.50% (plus 0.04% of "Acquired Fund Fees and Expenses") for four months and the "Total Annual Fund Operating Expenses" of the FMDTBF's Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years columns reflect the "Total Annual Fund Operating Expenses" of the FMDTBF's Class A Shares without any waivers. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------
|                           1 Year 3 Years 5 Years 10 Years|
|                                                          |
|                                                          |
|FGAF, INSTITUTIONAL SHARES $203   $627    $1,078  $2,327  |
------------------------------------------------------------
|                                                          |
|                                                          |
|FMDTBF, CLASS A SHARES     $698   $1,020  $1,385  $2,409  |
------------------------------------------------------------
|                                                          |
|FMDTBF, CLASS A SHARES                                    |
|PRO FORMA COMBINED         $698   $1,018  $1,377  $2,384  |
------------------------------------------------------------





ACQUIRED FUNDS - FMDTBF

      This table describes: (1) the actual fees and expenses that you may pay if you buy and hold Institutional Shares of the Acquired Funds as of their most recent prospectus dated January 31, 2007; (2) the anticipated fees and expenses that you may pay if you buy and hold Class A Shares of FMDTBF as of its most recent prospectus dated December 11, 2006; and (3) the proforma fees and expenses of Class A Shares of FMDTBF on a combined basis after giving effect to all three Reorganizations. As described below, the proforma operating expenses of FMDTBF are shown after giving effect to a contractual waiver of expenses by Federated MDTA LLC to limit total operating expenses to not more than 1.50% (excluding "Acquired Fund Fees and Expenses"), which will continue through December 8, 2008.



                                                  FEDERATED   FEDERATED    FEDERATED                          FEDERATED
                                                 CONSERVATIVE  MODERATE       GROWTH     FEDERATED MDT BALANCED FUND- CLASS A SHARES
                                                 ALLOCATION  ALLOCATION    ALLOCATION      MDT            PRO FORMA COMBINED
                                                   FUND -      FUND -        FUND -     BALANCED
                                                 INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL    FUND-
SHAREHOLDER FEES                                   SHARES      SHARES        SHARES      CLASS A
                                                                                         SHARES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                 None        None          None       5.50%1                 5.50%1
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or            None        None          None        0.00%                 0.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)      None        None          None        None                   None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount           None        None          None        None                   None
redeemed, if applicable)
Exchange Fee                                        None        None          None        None                   None

ANNUAL FUND OPERATING  EXPENSES (Before Waivers)
2
Expenses That are Deducted From Fund Assets (as
a percentage of average net assets)
Management Fee                                     0.75%3      0.75%3        0.75%3      0.75%4                 0.75%4
Distribution (12b-1) Fee                            None        None          None       0.25%5                 0.25%5
Other Expenses                                     0.83%6      0.73%6        1.03%6      0.65%7                 0.54%7
Acquired Fund Fees and Expenses8                    0.31%       0.27%        0.22%        0.04%                 0.04%
Total Annual Fund Operating Expenses                1.89%       1.75%        2.00%        1.69%                 1.58%
Fee Waiver and/or Expense Reimbursement
(contractual)                                       0.00%       0.00%        0.00%        0.15%                 0.04%
Total Annual Fund Operating Expenses (after
contractual waivers)                               1.89%9      1.75%9        2.00%9       1.54%                 1.54%

1    Shareholders of the Acquired Funds who receive FMDTBF's Class A Shares as a result of the
  Reorganization will not be subject to a sales charge on future purchases of FMDTBF, if such                      None
  purchases are made in the same account(s).

2 With respect to the Acquired Funds, the percentages shown are based on expenses for the entire fiscal
  year ended November 30, 2006.  However, the rate at which expenses are accrued during the fiscal year            1.00%
  may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Although not contractually obligated to do so, the shareholder services provider and the administrator waived or elected not to charge certain amounts.  In addition, the Adviser, distributor and shareholder services provider have agreed to reimburse certain investment adviser fees and operating expenses as a result of investments in other funds which are managed by a common Adviser or an affiliate of the Adviser.  These are shown below along with the net expenses the Acquired Funds
  actually paid for the fiscal year ended November 30, 2006.   With respect to FMDTBF and FMDTBF Pro
  Forma Combined, the percentages shown are based on anticipated expenses for the fiscal period ending
  July 31, 2007.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
  Although not contractually obligated to do so (except as discussed in Note 2), the distributor and the administrator expect to waive certain amounts.  These are shown below along with the net expenses the
  Funds expect to pay for the fiscal period ending July 31, 2007.
  Total Waivers of Fund Expenses                            0.43%     0.39%   0.38%   0.12%
                                                                                                 0.21%
  Total Actual Annual Fund Operating Expenses (after        1.46%     1.36%   1.62%   1.42%      1.33%
  waivers)
3 The Adviser for the Acquired Funds voluntarily reimbursed a portion of the management fee.  The                     None
  management fee paid by FCOAF, FMAF and FGAF (after the voluntary reimbursement) was 0.59%, 0.61% and
  0.64%, respectively for the fiscal year ended November 30, 2006.
4 Under the investment advisory contract, the Adviser of FMDTBF and FMDTBF Pro Forma Combined is
  obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding "Acquired Fund Fees and Expenses", interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Fund's Class A Shares to not more than 1.50% of its daily net assets.  Any waivers by the administrator and/or distributor that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to the contractual commitment.  It is anticipated that this commitment will expire in December 8, 2008.
5   Although not contractually obligated to do so, FMDTBF and FMDTBF Pro Forma Combined do not anticipate accruing or charging the distribution (12b-1) fee for Class A Shares during the fiscal period ending
  July 31, 2007.
6    With respect to the Acquired Funds, other expenses include a shareholder fee/account administration              0.75%3
  fee which is used to compensate intermediaries for shareholder services or account administrative services.  Also includes a recordkeeping fee which is used to compensate intermediaries for
  recordkeeping services.    The administrator and shareholder services provider voluntarily waived a portion of their fee.  Additionally, the shareholder services provider elected not to charge, and
  therefore the Funds' Institutional Shares did not accrue a portion of their fee.   The administrator
  and shareholder services provider can terminate this voluntary waiver and/or reduction at any time.
  The distributor and shareholder services provider have agreed to reimburse certain other operating expenses as a result of investments in other funds which are managed by a common Adviser or an affiliate of the Adviser.  Total other operating expenses incurred by the Institutional Shares of
  FCOAF, FMAF and FGAF (after the voluntary waiver reduction and reimbursements) were 0.56%, 0.48% and
  0.76%, respectively for the fiscal year ended November 30, 2006.
7   With respect to FMDTBF and FMDTBF Pro Forma Combined, other expenses includes a shareholder                        0.75%
  fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services.  Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee.  This voluntary waiver can be terminated at any time.  Total Other Expenses paid by FMDTBF and FMDTBF Class A Shares (after the anticipated waiver) are expected to be 0.63% and 0.54%, respectively for the fiscal period ending July
  31, 2007.
8 The Funds shareholders indirectly bear the expenses of the acquired funds in which each Fund invests.               0.54%6
  The Fund's estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds (including any current waivers and expense limitations) for the fiscal years ended November 30, 2006 or period ending July 31, 2007.  Actual acquired fund expenses incurred by each
  Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.
9 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so               0.04%
  that the total operating expenses incurred by the Institutional Shares of FCOAF, FMAF and FGAF (after the voluntary waivers and reimbursements) will not exceed 1.28%, 1.20% and 1.45%, respectively
  (excluding "Acquired Fund Fees and Expenses") for the fiscal year ending November 30, 2007.  Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.


  EXAMPLE

  This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Acquired Funds' Institutional Shares or FMDTBF and FMDTBF Pro Forma Combined Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, for the Acquired Funds' Institutional Shares and FMDTBF and FMDTBF Pro Forma Combined Class A Shares operating expenses are before waivers as shown in the table and remain the same. For FMDTBF's Class A Shares, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 1.50% for Class A Shares (plus 0.04% of "Acquired Fund Fees and Expenses"). FMDTBF's Adviser has agreed to keep this limitation in effect through December 8, 2008. Accordingly, the third year of the 3, 5 and 10 Years columns reflects the contractually imposed expense limitation of 1.50% (plus 0.04% of "Acquired Fund Fees and Expenses") for four months and the "Total Annual Fund Operating Expenses" of FMDTBF's Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years columns reflect the "Total Annual Fund Operating Expenses" of the FMDTBF's Class A Shares without any waivers. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------
|                            1 Year 3 Years 5 Years 10 Years|
|                                                           |
|                                                           |
|FCOAF, INSTITUTIONAL SHARES $192   $594    $1,021  $2,212  |
-------------------------------------------------------------
|                                                           |
|                                                           |
|FMAF, INSTITUTIONAL SHARES  $178   $551    $  949  $2,062  |
-------------------------------------------------------------
|                                                           |
|                                                           |
|FGAF, INSTITUTIONAL SHARES  $203   $627    $1,078  $2,327  |
-------------------------------------------------------------
|                                                           |
|                                                           |
|FMDTBF, CLASS A SHARES      $698   $1,020  $1,385  $2,409  |
-------------------------------------------------------------
|                                                           |
|FMDTBF, CLASS A SHARES                                     |
|PRO FORMA COMBINED          $698   $1,013  $1,355  $2,318  |
-------------------------------------------------------------

FCOAF - FMDTBF

      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Select Shares of FCOAF as of its most recent prospectus dated January 31, 2007; (2) the anticipated fees and expenses that you may pay if you buy and hold Class C Shares of FMDTBF as of its most recent prospectus dated December 11, 2006; and (3) the proforma fees and expenses of Class C Shares of FMDTBF on a combined basis after giving effect to the Reorganization. As described below, the proforma operating expenses of FMDTBF are shown after giving effect to a contractual waiver of expenses by Federated MDTA LLC to limit total operating expenses to not more than 2.25% (excluding "Acquired Fund Fees and Expenses"), which will continue through December 8, 2008.



                                                                                                                          FEDERATED
                                                                                               FEDERATED                     MDT
                                                                                             CONSERVATIVE                 BALANCED
                                                                                              ALLOCATION   FEDERATED MDT    FUND-
                                                                                             FUND - SELECT BALANCED FUND-  CLASS C
SHAREHOLDER FEES                                                                                SHARES     CLASS C SHARES  SHARES
                                                                                                                          PRO FORMA
                                                                                                                          COMBINED
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
                                                                                                 None           None        None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, as applicable)                                                              None          1.00%        1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a
percentage of offering price)                                                                    None           None        None
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None           None        None
Exchange Fee                                                                                     None           None        None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 11
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                                                  0.75%2         0.75%3      0.75%3
Distribution (12b-1) Fee                                                                        0.75%4         0.75%        0.75%
Other Expenses                                                                                  0.83%5         0.65%6      0.60%6
Acquired Fund Fees and Expenses7                                                                 0.31%         0.04%        0.04%
Total Annual Fund Operating Expenses                                                            2.64%8         2.19%        2.14%

1 With respect to FCOAF, the percentages shown are based on expenses for the entire fiscal year ended November 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the distributor and the administrator waived certain amounts. In addition, the Adviser, distributor and shareholder services provider have agreed to reimburse certain investment adviser fees and operating expenses as a result of investments in other funds which are managed by a common Adviser or an affiliate of the Adviser. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended November 30, 2006. With respect to FMDTBF and FMDTBF Pro Forma Combined, the percentages shown are based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in Note 2), the administrator expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending July 31, 2007.

     Total Waivers of Fund Expenses         0.48%         0.02%        0.02%
     Total Actual Annual Fund
        Operating Expenses (after waivers)  2.16%         2.17%        2.12%

2 The Adviser for FCOAF voluntarily reimbursed a portion of the management fee. The management fee paid by FCOAF (after the voluntary reimbursement) was 0.59% for the fiscal year ended November 30, 2006.

3 Under the investment advisory contract, the Adviser of FMDTBF and FMDTBF Pro Forma Combined is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding "Acquired Fund Fees and Expenses", interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Fund's Class C Shares to not more than 2.25% of its daily net assets. Any waivers by the administrator and/or distributor that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to the contractual commitment. It is anticipated that this commitment will expire in December 8, 2008.

4 With respect to FCOAF, a portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee incurred by the Select Shares of FCOAF (after the voluntary waiver) was 0.50% for the fiscal year ended November 30, 2006.

5 With respect to FCOAF, other expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. The distributor and shareholder services provider have agreed to reimburse certain other operating expenses as a result of investments in other funds which are managed by a common Adviser or an affiliate of the Adviser. Total other operating expenses paid by the Select Shares of FCOAF (after the voluntary waiver reduction and reimbursements) were 0.76% for the fiscal year ended November 30, 2006.

6 With respect to FMDTBF and FMDTBF Pro Forma Combined, other expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by FMDTBF and FMDTBF Class C Shares (after the anticipated waiver) are expected to be 0.63% and 0.58%, respectively for the fiscal period ending July 31, 2007.

7 The Funds' shareholders indirectly bear the expenses of the acquired funds in which each Fund invests. The Fund's estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds (including any current waivers and expense limitations) for the fiscal years ended November 30, 2006 or period ending July 31, 2007. Actual acquired fund expenses incurred by each Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

8 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses incurred by the Select Shares of FCOAF (after the voluntary waivers and reimbursements) will not exceed 1.98% (excluding "Acquired Fund Fees and Expenses") for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the FCOAF's Select Shares or FMDTBF and FMDTBF Pro Forma Combined Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, for the Acquired Funds' Select Shares and FMDTBF and FMDTBF Pro Forma Combined Class C Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on thses assumptions your costs would be:

-------------------------------------------------------------------
|                                  1 Year 3 Years 5 Years 10 Years|
|                                                                 |
|FCOAF, SELECT SHARES                                             |
-------------------------------------------------------------------
|  Expenses assuming redemption                                   |
|                                  $267   $820    $1,400  $2,973  |
-------------------------------------------------------------------
|  Expenses assuming no redemption                                |
|                                   $267   $820   $1,400  $2,973  |
-------------------------------------------------------------------
|                                                                 |
|FMDTBF, CLASS C SHARES                                           |
-------------------------------------------------------------------
|  Expenses assuming redemption                                   |
|                                   $322   $685   $1,175  $2,524  |
-------------------------------------------------------------------
|  Expenses assuming no redemption                                |
|                                   $222   $685   $1,175  $2,524  |
-------------------------------------------------------------------
|FMDTBF, CLASS C SHARES                                           |
|  PRO FORMA COMBINED                                             |
-------------------------------------------------------------------
|  Expenses assuming redemption                                   |
|                                   $317   $670   $1,149  $2,472  |
-------------------------------------------------------------------
|  Expenses assuming no redemption                                |
|                                   $217   $670   $1,149  $2,472  |
-------------------------------------------------------------------

FMAF - FMDTBF

      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Select Shares of FMAF as of its most recent prospectus dated January 31, 2007; (2) the anticipated fees and expenses that you may pay if you buy and hold Class C Shares of FMDTBF as of its most recent prospectus dated December 11, 2006; and (3) the proforma fees and expenses of Class C Shares of FMDTBF on a combined basis after giving effect to the Reorganization. As described below, the proforma operating expenses of FMDTBF are shown after giving effect to a contractual waiver of expenses by Federated MDTA LLC to limit total operating expenses to not more than 2.25% (excluding "Acquired Fund Fees and Expenses"), which will continue through December 8, 2008.

                                                                                                                           FEDERATED
                                                                                                FEDERATED                     MDT
                                                                                                MODERATE                   BALANCED
                                                                                               ALLOCATION   FEDERATED MDT    FUND-
                                                                                                 FUND -    BALANCED FUND-   CLASS C
SHAREHOLDER FEES                                                                                 SELECT    CLASS C SHARES   SHARES
                                                                                                 SHARES                    PRO FORMA
                                                                                                                           COMBINED
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
                                                                                                  None          None         None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
proceeds, as applicable)                                                                          None          1.00%        1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a
percentage of offering price)                                                                     None          None         None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                None          None         None
Exchange Fee                                                                                      None          None         None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 11
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                                                   0.75%2        0.75%3       0.75%3
Distribution (12b-1) Fee                                                                         0.75%4         0.75%        0.75%
Other Expenses                                                                                   0.73%5        0.65%6       0.56%6
Acquired Fund Fees and Expenses7                                                                  0.27%         0.04%        0.04%
Total Annual Fund Operating Expenses                                                             2.50%8         2.19%        2.10%

1 With respect to FMAF, the percentages shown are based on expenses for the entire fiscal year ended November 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the distributor and the administrator waived certain amounts. In addition, the Adviser, distributor and shareholder services provider have agreed to reimburse certain investment adviser fees and operating expenses as a result of investments in other funds which are managed by a common Adviser or an affiliate of the Adviser. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended November 30, 2006. With respect to FMDTBF and FMDTBF Pro Forma Combined, the percentages shown are based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in Note 2), the administrator expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending July 31, 2007.

     Total Waivers of Fund Expenses                0.44%      0.02%        0.00%
     Total Actual Annual
        Fund Operating Expenses (after waivers)    2.06%      2.17%        2.10%

2 The Adviser for FMAF voluntarily reimbursed a portion of the management fee. The management fee paid by FMAF (after the voluntary reimbursement) was 0.61% for the fiscal year ended November 30, 2006.

3 Under the investment advisory contract, the Adviser of FMDTBF and FMDTBF Pro Forma Combined is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding "Acquired Fund Fees and Expenses", interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Fund's Class C Shares to not more than 2.25% of its daily net assets. Any waivers by the administrator and/or distributor that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to the contractual commitment. It is anticipated that this commitment will expire in December 8, 2008.

4 With respect to FMAF, a portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee incurred by the Select Shares of FMAF (after the voluntary waiver) was 0.50% for the fiscal year ended November 30, 2006.

5 With respect to FMAF, other expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. The distributor and shareholder services provider have agreed to reimburse certain other operating expenses as a result of investments in other funds which are managed by a common Adviser or an affiliate of the Adviser. Total other operating expenses paid by the Select Shares of FMAF (after the voluntary waiver reduction and reimbursements) were 0.68% for the fiscal year ended November 30, 2006.

6 With respect to FMDTBF and FMDTBF Pro Forma Combined, other expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by FMDTBF and FMDTBF Class C Shares (after the anticipated waiver) are expected to be 0.63% and 0.56%, respectively for the fiscal period ending July 31, 2007.

7 The Funds' shareholders indirectly bear the expenses of the acquired funds in which each Fund invests. The Fund's estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds (including any current waivers and expense limitations) for the fiscal years ended November 30, 2006 or period ending July 31, 2007. Actual acquired fund expenses incurred by each Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

8 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses incurred by the Select Shares of FMAF (after the voluntary waivers and reimbursements) will not exceed 1.90% (excluding "Acquired Fund Fees and Expenses") for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in FMAF's Select Shares or FMDTBF and FMDTBF Pro Forma Combined Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, for the Acquired Funds' Select Shares and FMDTBF and FMDTBF Pro Forma Combined Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on thses assumptions your costs would be:

-------------------------------------------------------------------
|                                  1 Year 3 Years 5 Years 10 Years|
|                                                                 |
|FMAF, SELECT SHARES                                              |
-------------------------------------------------------------------
|  Expenses assuming redemption                                   |
|                                  $253   $779    $1,331  $2,836  |
-------------------------------------------------------------------
|  Expenses assuming no redemption                                |
|                                   $253   $779   $1,331  $2,836  |
-------------------------------------------------------------------
|                                                                 |
|FMDTBF, CLASS C SHARES                                           |
-------------------------------------------------------------------
|  Expenses assuming redemption                                   |
|                                   $322   $685   $1,175  $2,524  |
-------------------------------------------------------------------
|  Expenses assuming no redemption                                |
|                                   $222   $685   $1,175  $2,524  |
-------------------------------------------------------------------
|FMDTBF, CLASS C SHARES                                           |
|  PRO FORMA COMBINED                                             |
-------------------------------------------------------------------
|  Expenses assuming redemption                                   |
|                                   $313   $658   $1,129  $2,431  |
-------------------------------------------------------------------
|  Expenses assuming no redemption                                |
|                                   $213   $658   $1,129  $2,431  |
-------------------------------------------------------------------

FGAF - FMDTBF

      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Select Shares of FGAF as of its most recent prospectus dated January 31, 2007; (2) the anticipated fees and expenses that you may pay if you buy and hold Class C Shares of FMDTBF as of its most recent prospectus dated December 11, 2006; and (3) the proforma fees and expenses of Class C Shares of FMDTBF on a combined basis after giving effect to the merger. As described below, the proforma operating expenses of FMDTBF are shown after giving effect to a contractual waiver of expenses by Federated MDTA LLC to limit total operating expenses to not more than 2.25% (excluding "Acquired Fund Fees and Expenses"), which will continue through December 8, 2008.



                                                                                                                          FEDERATED
                                                                                               FEDERATED                     MDT
                                                                                                GROWTH                    BALANCED
                                                                                              ALLOCATION   FEDERATED MDT    FUND-
                                                                                                FUND -    BALANCED FUND-   CLASS C
SHAREHOLDER FEES                                                                                SELECT    CLASS C SHARES   SHARES
                                                                                                SHARES                    PRO FORMA
                                                                                                                          COMBINED
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
                                                                                                 None          None         None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or
redemption proceeds, as applicable)                                                              None          1.00%        1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a
percentage of offering price)                                                                    None          None         None
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None          None         None
Exchange Fee                                                                                     None          None         None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 11
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                                                  0.75%2        0.75%3       0.75%3
Distribution (12b-1) Fee                                                                        0.75%4         0.75%        0.75%
Other Expenses                                                                                  1.03%5        0.65%6       0.62%6
Acquired Fund Fees and Expenses7                                                                 0.22%         0.04%        0.04%
Total Annual Fund Operating Expenses                                                            2.75%8         2.19%        2.16%

1 With respect to FGAF, the percentages shown are based on expenses for the entire fiscal year ended November 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the distributor and the administrator waived certain amounts. In addition, the Adviser, distributor and shareholder services provider have agreed to reimburse certain investment adviser fees and operating expenses as a result of investments in other funds which are managed by a common Adviser or an affiliate of the Adviser. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended November 30, 2006. With respect to FMDTBF and FMDTBF Pro Forma Combined, the percentages shown are based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in Note 2), the administrator expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending July 31, 2007.

     Total Waivers of Fund Expenses           0.43%         0.02%        0.02%
     Total Actual Annual Fund
       Operating Expenses (after waivers)     2.32%         2.17%        2.14%

2 The Adviser for FGAF voluntarily reimbursed a portion of the management fee. The management fee paid by FGAF (after the voluntary reimbursement) was 0.64% for the fiscal year ended November 30, 2006.

3 Under the investment advisory contract, the Adviser of FMDTBF and FMDTBF Pro Forma Combined is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding "Acquired Fund Fees and Expenses", interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Fund's Class C Shares to not more than 2.25% of its daily net assets. Any waivers by the administrator and/or distributor that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to the contractual commitment. It is anticipated that this commitment will expire in December 8, 2008.

4 With respect to FGAF, a portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Select Shares of FGAF (after the voluntary waiver) was 0.50% for the fiscal year ended November 30, 2006.

5 With respect to FGAF, other expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. The distributor and shareholder services provider have agreed to reimburse certain other operating expenses as a result of investments in other funds which are managed by a common Adviser or an affiliate of the Adviser. Total other operating expenses incurred by the Select Shares of FGAF (after the voluntary waiver reduction and reimbursements) were 0.96% for the fiscal year ended November 30, 2006.

6 With respect to FMDTBF and FMDTBF Pro Forma Combined, other expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by FMDTBF and FMDTBF Class C Shares (after the anticipated waiver) are expected to be 0.63% and 0.60%, respectively for the fiscal period ending July 31, 2007.

7 The Funds' shareholders indirectly bear the expenses of the acquired funds in which each Fund invests. The Fund's estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds (including any current waivers and expense limitations) for the fiscal years ended November 30, 2006 or period ending July 31, 2007. Actual acquired fund expenses incurred by each Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

8 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses incurred by the Select Shares of FGAF (after the voluntary waivers and reimbursements) will not exceed 2.15% (excluding "Acquired Fund Fees and Expenses") for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in FGAF's Select Shares or FMDTBF and FMDTBF Pro Forma Combined's Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, for the Acquired Funds' Select Shares and FMDTBF and FMDTBF Pro Forma Combined's Class C Shares operating expenses are before waiver as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on thses assumptions your costs would be:

-------------------------------------------------------------------
|                                  1 Year 3 Years 5 Years 10 Years|
|                                                                 |
|FGAF, SELECT SHARES                                              |
-------------------------------------------------------------------
|  Expenses assuming redemption                                   |
|                                  $278   $853    $1,454  $3,080  |
-------------------------------------------------------------------
|  Expenses assuming no redemption                                |
|                                   $278   $853   $1,454  $3,080  |
-------------------------------------------------------------------
|                                                                 |
|FMDTBF, CLASS C SHARES                                           |
-------------------------------------------------------------------
|  Expenses assuming redemption                                   |
|                                   $322   $685   $1,175  $2,524  |
-------------------------------------------------------------------
|  Expenses assuming no redemption                                |
|                                   $222   $685   $1,175  $2,524  |
-------------------------------------------------------------------
|FMDTBF, CLASS C SHARES                                           |
|  PRO FORMA COMBINED                                             |
-------------------------------------------------------------------
|  Expenses assuming redemption                                   |
|                                   $319   $676   $1,159  $2,493  |
-------------------------------------------------------------------
|  Expenses assuming no redemption                                |
|                                   $219   $676   $1,159  $2,493  |
-------------------------------------------------------------------

ACQUIRED FUNDS - FMDTBF

      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Select Shares of the Acquired Funds as of its most recent prospectus dated January 31, 2007; (2) the anticipated fees and expenses that you may pay if you buy and hold Class C Shares of FMDTBF as of its most recent prospectus dated December 11, 2006; and (3) the proforma fees and expenses of Class C Shares of FMDTBF on a combined basis after giving effect to the Reorganization. As described below, the proforma operating expenses of FMDTBF are shown after giving effect to a contractual waiver of expenses by Federated MDTA LLC to limit total operating expenses to not more than 2.25% (excluding "Acquired Fund Fees and Expenses"), which will continue through December 8, 2008.

                                                                                                                           FEDERATED
                                                                            FEDERATED    FEDERATED   FEDERATED  FEDERATED     MDT
                                                                          CONSERVATIVE   MODERATE     GROWTH       MDT     BALANCED
                                                                           ALLOCATION   ALLOCATION  ALLOCATION   BALANCED    FUND-
                                                                          FUND - SELECT   FUND -      FUND -      FUND-     CLASS C
SHAREHOLDER FEES                                                             SHARES       SELECT      SELECT     CLASS C    SHARES
                                                                                          SHARES      SHARES      SHARES   PRO FORMA
                                                                                                                           COMBINED
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
offering price)                                                               None         None        None        None      None
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                         None         None        None       1.00%      1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions) (as a percentage of offering price)                            None         None        None        None      None
Redemption Fee (as a percentage of amount redeemed, if applicable)            None         None        None        None      None
Exchange Fee                                                                  None         None        None        None      None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 11
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                               0.75%2       0.75%2      0.75%2      0.75%3    0.75%3
Distribution (12b-1) Fee                                                     0.75%4       0.75%4      0.75%4      0.75%      0.75%
Other Expenses                                                               0.83%5       0.73%5      1.03%5      0.65%6    0.54%6
Acquired Fund Fees and Expenses7                                              0.31%        0.27%       0.22%      0.04%      0.04%

Total Annual Fund Operating Expenses                                         2.64%8       2.50%8      2.75%8      2.19%      2.08%


1 With respect to the Acquired Funds, the percentages shown are based on expenses for the entire fiscal year ended November 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the distributor and the administrator waived certain amounts. In addition, the Adviser, distributor and shareholder services provider have agreed to reimburse certain investment adviser fees and operating expenses as a result of investments in other funds which are managed by a common Adviser or an affiliate of the Adviser. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended November 30, 2006. With respect to FMDTBF and FMDTBF Pro Forma Combined, the percentages shown are based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in Note 2), the administrator expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending July 31, 2007.

     Total Waivers of Fund Expenses             0.48%  0.44%  0.43%  0.02% 0.00%
     Total Actual Annual
       Fund Operating Expenses (after waivers)  2.16%  2.06%  2.32%  2.17% 2.08%

2 The Adviser for the Acquired Funds voluntarily reimbursed a portion of the management fee. The management fee paid by FCOAF, FMAF and FGAF (after the voluntary reimbursement) was 0.59%, 0.61% and 0.64%, respectively for the fiscal year ended November 30, 2006.

3 Under the investment advisory contract, the Adviser of FMDTBF and FMDTBF Pro Forma Combined is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding "Acquired Fund Fees and Expenses", interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Fund's Class C Shares to not more than 2.25% of its daily net assets. Any waivers by the administrator and/or distributor that reduce such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to the contractual commitment. It is anticipated that this commitment will expire in December 8, 2008.

4 With respect to the Acquired Funds, a portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Select Shares of FCOAF, FMAF and FGAF (after the voluntary waiver) was 0.50% for the fiscal year ended November 30, 2006.

5 With respect to the Acquired Funds, other expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. The distributor and shareholder services provider have agreed to reimburse certain other operating expenses as a result of investments in other funds which are managed by a common Adviser or an affiliate of the Adviser. Total other operating expenses incurred by the Select Shares of FCOAF, FMAF and FGAF (after the voluntary waiver reduction and reimbursements) were 0.76%, 0.68% and 0.96%, respectively for the fiscal year ended November 30, 2006.

6 With respect to FMDTBF and FMDTBF Pro Forma Combined, other expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by FMDTBF and FMDTBF Class C Shares (after the anticipated waiver) are expected to be 0.63% and 0.54%, respectively for the fiscal period ending July 31, 2007.

7 The Funds' shareholders indirectly bear the expenses of the acquired funds in which each Fund invests. The Fund's estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds (including any current waivers and expense limitations) for the fiscal years ended November 30, 2006 or period ending July 31, 2007. Actual acquired fund expenses incurred by each Fund may vary with changes in the allocation of the Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

8 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses incurred by the Select Shares of FCOAF, FMAF and FGAF (after the voluntary waivers and reimbursements) will not exceed 1.98%, 1.90% and 2.15%, respectively (excluding "Acquired Fund Fees and Expenses") for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Acquired Funds' Select Shares or FMDTBF and FMDTBF Pro Forma Combined Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that, for the Acquired Funds' Select Shares and FMDTBF and FMDTBF Pro Forma Combined Class C Shares'operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------
|                                   1 Year 3 Years 5 Years 10 Years|
|                                                                  |
|FCOAF, SELECT SHARES                                              |
--------------------------------------------------------------------
|  Expenses assuming redemption                                    |
|                                   $267   $820    $1,400  $2,973  |
--------------------------------------------------------------------
|  Expenses assuming no redemption                                 |
|                                    $267   $820   $1,400  $2,973  |
--------------------------------------------------------------------
|                                                                  |
|FMAF, SELECT SHARES                                               |
--------------------------------------------------------------------
|  Expenses assuming redemption                                    |
|                                   $253   $779    $1,331  $2,836  |
--------------------------------------------------------------------
|   Expenses assuming no redemption                                |
|                                    $253   $779   $1,331  $2,836  |
--------------------------------------------------------------------
|                                                                  |
|FGAF, SELECT SHARES                                               |
--------------------------------------------------------------------
|  Expenses assuming redemption                                    |
|                                    $278   $853   $1,454  $3,080  |
--------------------------------------------------------------------
|  Expenses assuming no redemption                                 |
|                                    $278   $853   $1,454  $3,080  |
--------------------------------------------------------------------
|                                                                  |
|FMDTBF, CLASS C SHARES                                            |
--------------------------------------------------------------------
|  Expenses assuming redemption                                    |
|                                    $322   $685   $1,175  $2,524  |
--------------------------------------------------------------------
|  Expenses assuming no redemption                                 |
|                                    $222   $685   $1,175  $2,524  |
--------------------------------------------------------------------
|FMDTBF, CLASS C SHARES                                            |
|  PRO FORMA COMBINED                                              |
--------------------------------------------------------------------
|  Expenses assuming redemption                                    |
|                                    $311   $652   $1,119  $2,410  |
--------------------------------------------------------------------
|  Expenses assuming no redemption                                 |
|                                    $211   $652   $1,119  $2,410  |
--------------------------------------------------------------------

      Attached as Exhibit B to this Prospectus/Proxy Statement is the Management's Discussion of Fund Performance and a line graph for the most recent fiscal year for the Acquired Funds.

COMPARISON OF POTENTIAL RISKS AND REWARDS: PERFORMANCE INFORMATION

      The performance information shown below will help you analyze each Acquired Fund's investment risks in light of its historical returns. The bar charts show the variability of the Acquired Funds' Institutional Shares and FMDTBF Class A Shares total returns on a calendar year basis for the years indicated. The Average Annual Total Return Tables show returns averaged over the stated periods, and include comparative performance information. The figures assume reinvestment of dividends and distributions. Each Fund's performance will fluctuate, and past performance is no guarantee of future results.


RISK/RETURN BAR CHART AND TABLE
The performance information shown below will help you analyze each of the Acquired Fund's investment risks in light of its historical returns. The bar chart shows the variability of each of the Acquired Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.





FCOAF's Institutional Shares are sold without a sales charge (load). The total returns in the bar chart above are based upon net asset value.

Within the period shown in the bar chart, the FCOAF's Institutional Shares highest quarterly return was 9.08% (quarter ended June 30, 2003). Its lowest quarterly return was (5.40)% (quarter ended September 30, 2002).



AVERAGE ANNUAL TOTAL RETURN TABLE



Return Before Taxes is shown for FCOAF's Institutional Shares. In addition, Return After Taxes is shown for Institutional Shares to illustrate the effect of federal taxes on FCOAF's returns. Actual after-tax returns depend upon each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), each a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and, unlike the FCOAF, are not affected by cashflows. It is not possible to invest directly in an index.

(For the periods ended December 31, 2006)




                                              1 YEAR     5 YEARS 10 YEARS
INSTITUTIONAL SHARES:
Return Before Taxes                           9.39%      5.72%   5.58%
Return After Taxes on Distributions1          7.93%      4.74%   3.89%
Return  After Taxes on Distributions
   and Sale of Fund Shares1
                                              6.69%      4.41%   3.84%
S&P 500                                       15.80%     6.19%   8.42%
LBAB                                          4.33%      5.06%   6.24%


1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

RISK/RETURN BAR CHART AND TABLE
The performance information shown below will help you analyze FMAF's investment risks in light of its historical returns. The bar chart shows the variability of FMAF's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.





FMAF's Institutional Shares are sold without a sales charge (load). The total returns in the bar chart above are based upon net asset value.

Within the period shown in the bar chart, the FMAF's Institutional Shares highest quarterly return was 12.66% (quarter ended June 30, 2003). Its lowest quarterly return was (9.42)% (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN TABLE

Return Before Taxes is shown for FMAF's Institutional Shares. In addition, Return After Taxes is shown for Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend upon each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), each a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in FMAF's performance. Indexes are unmanaged and, unlike the FMAF, are not affected by cashflows. It is not possible to invest directly in an index.

(For the periods ended December 31, 2006)


                                             1 YEAR     5 YEARS 10 YEARS
INSTITUTIONAL SHARES:
Return Before Taxes                          12.01%     6.17%   5.78%
Return After Taxes on Distributions1         10.76%     5.52%   4.35%
Return  After Taxes on Distributions
  and Sale of Fund Shares1
                                             8.39%      5.02%   4.22%
S&P 500                                      15.80%     6.19%   8.42%
LBAB                                         4.33%      5.06%   6.24%


1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

RISK/RETURN BAR CHART AND TABLE
The performance information shown below will help you analyze FGAF's investment risks in light of its historical returns. The bar chart shows the variability of FGAF's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.





FGAF's Institutional Shares are sold without a sales charge (load). The total returns in the bar chart above are based upon net asset value.

Within the period shown in the bar chart, FGAF's Institutional Shares highest quarterly return was 15.71% (quarter ended December 31, 1998). Its lowest quarterly return was (14.07)% (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN TABLE

Return Before Taxes is shown for FGAF's Institutional Shares. In addition, Return After Taxes is shown for Institutional Shares to illustrate the effect of federal taxes on FGAF's returns. Actual after-tax returns depend upon each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), each a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and, unlike FGAF, are not affected by cashflows. It is not possible to invest directly in an index.

(For the periods ended December 31, 2006)


                                         1 YEAR     5 YEARS 10 YEARS
INSTITUTIONAL SHARES:
Return Before Taxes                      14.51%     5.79%   5.30%
Return After Taxes on Distributions1     14.07%     5.56%   4.32%
Return  After Taxes on Distributions
  and Sale of Fund Shares1
                                         9.42%      4.88%   4.07 %
S&P 500                                  15.80%     6.19%   8.42%
LBAB                                     4.33%      5.06%   6.24%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


FEDERATED MDT BALANCED FUND

RISK/RETURN BAR CHART-CLASS A SHARES

FMDTBF is the successor to MDT Balanced Fund pursuant to a reorganization that was completed on or about the close of business on December 8, 2006. Prior to that date, the FMDTBF had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for periods prior to December 11, 2006, is historical information for the MDT Balanced Fund. The MDT Balanced Fund was managed by MDT Advisors and has the same investment objectives and strategies as FMDTBF.

FMDTBF Class A Shares commenced operations on September 15, 2005. For the period prior to the commencement of operations of Class A Shares, the performance information shown in the bar chart below is for FMDTBF's Institutional Shares, adjusted to reflect the expenses of FMDTBF's Class A Shares.

 The performance information shown below will help you analyze FMDTBF's investment risks in light of its historical returns. The bar chart shows the variability of FMDTBF's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.



The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

FMDTBF's Class A Shares total return for the 3 month period from January 1, 2007 to March 31, 2007 was 1.35%.

Within the period shown in the bar chart, FMDTBF's Class A Shares highest quarterly return was 9.49% (quarter ended December 31, 2003). Its lowest quarterly return was (1.20)% (quarter ended June 30, 2004).




AVERAGE ANNUAL TOTAL RETURN TABLE


The Average Annual Total Returns for FMDTBF's Class A Shares and Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for both classes. In addition, Return After Taxes is shown for FMDTBF's Class A Shares to illustrate the effect of federal taxes on the FMDTBF's returns.
Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index, the Lipper Balanced Funds Investment Objective Index (LBFIOI) and the Lehman Brothers Aggregate Bond Index (LBAB). Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in FMDTBF's performance. Indexes are unmanaged and unlike the FMDTBF are not affected by cash flows. It is not possible to invest directly in an index.

 (For the periods ended December 31, 2006)


                                                                START OF
                                                1 YEAR          PERFOMANCE1
CLASS A SHARES2
Return Before Taxes                             4.26%           12.27%
Return After Taxes on Distributions3            2.78%           10.54%
Return After Taxes on Distributions
 and Sale of Fund Shares3                         3.38%          9.86%
CLASS C SHARES2
Return Before Taxes                             7.25%           12.45%
S&P 5004                                        15.79%          14.95%
LBFIOI5                                         11.60%          12.00%
LBAB6                                           4.33%            4.02%


1 FMDTBF's Institutional Shares commenced operations on October 1, 2002. Class A Shares and Class C Shares commenced operations on September 15, 2005. The returns for the three indexes have been calculated since the inception of FMDTBF's Institutional Shares.

2 FMDTBF's Class A Shares and Class C Shares total returns for the period prior to their inception dates are those of FMDTBF's Institutional Shares, but adjusted to reflect the sales charges or contingent deferred sales charge (CDSC) and expenses applicable to each respective Class.

3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in FMDTBF's and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

4 The S&P 500 Index consists of 500 stocks chosen from market size, liquidity and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.

5 The Lipper Balanced Funds Investment Objective Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of at least 50% in equity securities and at least 25% in fixed-income securities. Typically the equity/bond ratio is approximately 60%/40%. The return of the index assumes the reinvestment of any dividends or other distributions.

6 The Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

FINANCIAL HIGHLIGHTS

      The financial highlights tables below are intended to help you understand the Acquired Funds' and FMDTBF's financial performance for the periods shown. "Total Returns" show how much investment in each of the Acquired Funds and FMDTBF would have increased or (decreased) during that period, assuming you had reinvested all dividends and distributions.

      The Acquired Funds' information in the tables below for the period ended November 30, 2006 has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Acquired Funds' audited financial statements, are included in the Acquired Funds' Annual Report. FMDTBF's information on the tables below for the period ended July 31, 2006 (formerly MDT Balanced Fund) has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with FMDTBF's audited financial
statement are included in FMDTBF's Annual Report.   FMDTBF's unaudited financial
statements are included in its Semi-Annual Report dated January 31, 2007.

FEDERATED CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES
(For a Share Outstanding Throughout Each Period)



YEAR ENDED NOVEMBER 30                                              2006  1      2005            2004         2003         2002
NET ASSET VALUE, BEGINNING OF PERIOD                              $11.04       $10.91          $10.50        $9.70       $10.22
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.30         0.26            0.24         0.24 2       0.31
Net realized and unrealized gain (loss) on investments, foreign     0.82         0.14            0.48         0.81        (0.57 )
currency transactions and futures contracts
  TOTAL FROM INVESTMENT OPERATIONS                                  1.12         0.40            0.72         1.05        (0.26 )
LESS DISTRIBUTIONS:
Distributions from net investment income                           (0.27 )      (0.27 )         (0.31 )      (0.25 )      (0.26 )
NET ASSET VALUE, END OF PERIOD                                    $11.89       $11.04          $10.91       $10.50        $9.70
TOTAL RETURN3                                                      10.35 %       3.66 %          7.00 %      10.99 %      (2.56 )%

RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                        1.15 %       1.04 %          1.04 %       1.23 %       1.15 %
Net investment income                                               2.55 %       2.27 %          2.18 %       2.39 %       3.01 %
Expense waiver/reimbursement4                                       0.39 %       0.41 %          0.41 %       0.21 %       0.20 %
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $49,648      $56,321         $67,497      $74,512      $76,842
Portfolio turnover                                                    14 %         10 %            28 %        103 %         11 %

1 For the year ended November 30, 2006, FCOAF was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2    Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about FCOAF's performance is contained in the Annual Report, dated November 30, 2006, which can be obtained free of charge.

FEDERATED MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES
(For a Share Outstanding Throughout Each Period)

YEAR ENDED NOVEMBER 30                                                 2006 1       2005         2004         2003         2002
NET ASSET VALUE, BEGINNING OF PERIOD                                 $12.18       $11.84       $11.17        $9.99       $10.91
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.25         0.21         0.19         0.17         0.22
Net realized and unrealized gain (loss) on investments, foreign        1.26         0.35         0.72         1.18              )
currency transactions and futures contracts                                                                               (0.95
  TOTAL FROM                                                           1.51         0.56                      1.35        (0.73 )
  INVESTMENT OPERATIONS
LESS DISTRIBUTIONS:
Distributions from net investment income                              (0.23 )      (0.22 )      (0.24 )      (0.17 )      (0.19 )
NET ASSET VALUE, END OF PERIOD                                       $13.46       $12.18       $11.84       $11.17        $9.99
TOTAL RETURN2                                                         12.57 %       4.74 %       8.24 %      13.68 %      (6.76 )%
RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                           1.09 %       0.97 %       1.03 %       1.20 %       1.09 %
Net investment income                                                  1.94 %       1.70 %       1.64 %       1.69 %       2.16 %
Expense waiver/reimbursement3                                          0.35 %       0.38 %       0.37 %       0.20 %       0.20 %
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                             $65,479      $72,298      $88,612      $91,789      $95,288
Portfolio turnover                                                        9 %          7 %         24 %        121 %         23 %

1 For the year ended November 30, 2006, FMAF was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about FMAF's performance is contained in the Annual Report, dated November 30, 2006, which can be obtained free of charge.

FEDERATED GROWTH ALLOCATION FUND
FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES
(For a Share Outstanding Throughout Each Period)

YEAR ENDED NOVEMBER 30                                                      2006 1      2005        2004        2003        2002
NET ASSET VALUE, BEGINNING OF PERIOD                                      $12.86      $12.29      $11.30       $9.93      $11.39
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                       0.13 2      0.09 2      0.10 2      0.08 2      0.12
Net realized and unrealized gain (loss) on investments, foreign currency    1.74        0.60        0.93        1.36       (1.47 )
transactions and futures contracts
    TOTAL FROM INVESTMENT OPERATIONS                                        1.87        0.69        1.03        1.44       (1.35 )
LESS DISTRIBUTIONS:
Distributions from net investment income                                   (0.12 )     (0.12 )     (0.04 )     (0.07 )     (0.11 )
NET ASSET VALUE, END OF PERIOD                                            $14.61      $12.86      $12.29      $11.30       $9.93
TOTAL RETURN3                                                              14.60 %      5.60 %      9.11 %     14.56 %    (11.95 )%

RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                                1.40 %      1.27 %      1.30 %      1.41 %      1.28 %4
Net investment income                                                       0.94 %      0.75 %      0.78 %      0.78 %      0.98 %
Expense waiver/reimbursement5                                               0.34 %      0.38 %      0.36 %      0.22 %      0.20 %
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                                  $32,894     $37,097     $43,261     $46,069     $48,840
Portfolio turnover                                                             3 %         5 %        20 %       145 %        14 %

1 For the year ended November 30, 2006, FGAF was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2    Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

5 This net expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about FGAF's performance is contained in the Annual Report, dated November 30, 2006, which can be obtained free of charge.

FEDERATED CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS - SELECT SHARES
(For a Share Outstanding Throughout Each Period)



YEAR ENDED NOVEMBER 30                                  2006  1         2005            2004            2003            2002
NET ASSET VALUE, BEGINNING OF PERIOD                  $11.03          $10.90          $10.49           $9.69          $10.22
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.20            0.17            0.16            0.17   2        0.23
Net realized and unrealized gain (loss) on              0.84            0.15            0.49            0.81           (0.57   )
investments, foreign currency transactions and
futures contracts
  TOTAL FROM INVESTMENT OPERATIONS                      1.04            0.32            0.65            0.98           (0.34   )
LESS DISTRIBUTIONS:
Distributions from net investment income               (0.19   )       (0.19   )       (0.24   )       (0.18   )       (0.19   )
NET ASSET VALUE, END OF PERIOD                        $11.88          $11.03          $10.90          $10.49           $9.69
TOTAL RETURN3                                           9.58   %        2.93   %        6.26   %       10.22   %       (3.31  )%

RATIOS TO AVERAGE NET ASSETS:
Net expenses                                            1.85   %        1.74   %        1.74   %        1.93   %        1.85   %
Net investment income                                   1.86   %        1.57   %        1.48   %        1.68   %        2.31   %
Expense waiver/reimbursement4                           0.48   %        0.48   %        0.46   %        0.26   %        0.25   %
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)              $25,909         $32,089         $37,939         $38,975         $38,481
Portfolio turnover                                        14   %          10   %          28   %         103   %          11   %

1 For the year ended November 30, 2006, FCOAF was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2    Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about FCOAF's performance is contained in the Annual Report, dated November 30, 2006, which can be obtained free of charge.

FEDERATED MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS - SELECT SHARES
(For a Share Outstanding Throughout Each Period)

YEAR ENDED NOVEMBER 30                               2006    1       2005            2004            2003            2002
NET ASSET VALUE, BEGINNING OF PERIOD                  $12.15          $11.82          $11.15           $9.96          $10.87
INCOME FROM INVESTMENT OPERATION:
Net investment income                                   0.16            0.12            0.11            0.10            0.15
Net realized and unrealized gain (loss) on              1.26            0.34            0.72            1.19                   )
investments, foreign currency transactions and                                                                         (0.94
futures contracts
  TOTAL FROM INVESTMENT OPERATIONS                      1.42            0.46                            1.29           (0.79   )
LESS DISTRIBUTIONS:
Distributions from net investment income               (0.14   )       (0.13   )       (0.16   )       (0.10   )       (0.12   )
NET ASSET VALUE, END OF PERIOD                        $13.43          $12.15          $11.82          $11.15           $9.96
TOTAL RETURN2                                          11.81   %        3.93   %        7.50  %3       13.03   %       (7.36  )%
RATIOS TO AVERAGE NET ASSETS:
Net expenses                                            1.79   %        1.67   %        1.73   %        1.90   %        1.79   %
Net investment income                                   1.24   %        1.00   %        0.94   %        0.99   %        1.46   %
Expense waiver/reimbursement4                           0.44   %        0.45   %        0.42   %        0.25   %        0.25   %
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)              $43,047         $48,454         $55,954         $56,747         $58,706
Portfolio turnover                                         9   %           7   %          24   %         121   %          23   %

1 For the year ended November 30, 2006, FMAF was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on the total return.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about FMAF's performance is contained in the Annual Report, dated November 30, 2006, which can be obtained free of charge.

FEDERATED GROWTH ALLOCATION FUND
FINANCIAL HIGHLIGHTS - SELECT SHARES
(For a Share Outstanding Throughout Each Period)

YEAR ENDED NOVEMBER 30                                                   2006    1   2005        2004        2003        2002
NET ASSET VALUE, BEGINNING OF PERIOD                                      $12.77      $12.22      $11.28       $9.92      $11.38
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                       0.03   2    0.01   2    0.01   2    0.01   2    0.03
Net realized and unrealized gain (loss) on investments, foreign currency    1.74        0.58        0.93        1.36       (1.46   )
                                      transactions and futures contracts
   TOTAL FROM INVESTMENT OPERATIONS                                         1.77        0.59        0.94        1.37       (1.43   )
LESS DISTRIBUTIONS:
                                Distributions from net investment income   (0.03   )   (0.04   )   (0.00  )3   (0.01   )   (0.03   )
NET ASSET VALUE, END OF PERIOD                                            $14.51      $12.77      $12.22      $11.28       $9.92
TOTAL RETURN4                                                              13.85   %    4.82   %    8.33  %5   13.81   %  (12.60  )%

RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                                2.10   %    1.97   %    2.00   %    2.11   %    1.98  %6
Net investment income                                                       0.25   %    0.06   %    0.10   %    0.08   %    0.28   %
Expense waiver/reimbursement7                                               0.43   %    0.45   %    0.41   %    0.27   %    0.25   %
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                  $30,543     $35,183     $38,684     $38,481     $38,719
Portfolio turnover                                                             3   %       5   %      20   %     145   %      14   %

1 For the year ended November 30, 2006, FGAF was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2    Per share numbers have been calculated using the average shares method.

3    Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 During the year ended November 30, 2004, FGAF was reimbursed by the Adviser, which had an impact of 0.09% on the total return.

6 The net expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about FGAF's performance is contained in the Annual Report, dated November 30, 2006, which can be obtained free of charge.

MDT SERIES-BALANCED FUND



FINANCIAL HIGHLIGHTS - CLASS A SHARES

(For a Share Outstanding Throughout Each Period)

                                                          PERIOD ENDED 1
                                                         JULY 31, 2006
 NET ASSET VALUE, BEGINNING OF PERIOD                           $13.67

 INCOME FROM INVESTMENT OPERATIONS:
 NET INVESTMENT INCOME                                            0.18 2
 Net realized and unrealized gain on investments                  0.46

   TOTAL FROM INVESTMENT OPERATIONS                               0.64

 LESS DISTRIBUTIONS:
 Distributions from net investment income                        (0.17 )
 Distributions from net realized gain on investments             (0.93 )
   TOTAL DISTRIBUTIONS                                           (1.10 )

 NET ASSET VALUE, END OF PERIOD                                 $13.21
 TOTAL RETURN(3)                                                  4.85 %

 RATIOS TO AVERAGE NET ASSETS:
 Net expenses                                                     1.50 %4
 Net investment income                                            1.60 %4
 Expense waiver/reimbursement5                                    0.17 %4
 SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)                        $1,962
 Portfolio turnover6                                               139 %
1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.
2 Based on average shares outstanding.
3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
4 Computed on an annualized basis.
5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6 Portfolio turnover is calculated at the Fund level. Percentages indicated were calculated for the year ended July 31, 2006.
See Notes which are an integral part of the Financial Statements

MDT SERIES-BALANCED FUND



FINANCIAL HIGHLIGHTS-CLASS C SHARES

(For a Share Outstanding Throughout Each Period)

                                                          PERIOD ENDED 1
                                                         JULY 31, 2006
 NET ASSET VALUE, BEGINNING OF PERIOD                           $13.67
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                            0.10 2
 Net realized and unrealized gain on investments                  0.44
   TOTAL FROM INVESTMENT OPERATIONS                               0.54
 LESS DISTRIBUTIONS:
 Distributions from net investment income                        (0.15 )
 Distributions from net realized gain on investments             (0.93 )
   TOTAL DISTRIBUTIONS                                           (1.08 )
 NET ASSET VALUE, END OF PERIOD                                 $13.13
 TOTAL RETURN3                                                    4.04 %

 RATIOS TO AVERAGE NET ASSETS:
 Net expenses                                                     2.25 %4
 Net investment income                                            0.85 %4
 Expense waiver/reimbursement5                                    0.17 %4
 SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)                         $3910
 Portfolio turnover6                                               139 %
1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.
2 Based on average shares outstanding.
3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
4 Computed on an annualized basis.
5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6 Portfolio turnover is calculated at the Fund level. Percentages indicated were calculated for the year ended July 31, 2006.
See Notes which are an integral part of the Financial Statements

INVESTMENT ADVISER

      The Board of the Trust selects and oversees the Acquired Funds' Adviser, Federated Equity Management Company of Pennsylvania, a subsidiary of Federated Investors, Inc. ("Federated"). The Adviser manages each Acquired Fund's assets, including buying and selling portfolio securities. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

      The Board of the MDT Trust selects and oversees FMDTBF's Adviser, Federated MDTA LLC, which is also a subsidiary of Federated Investors, Inc.. Federated MDTA LLC is responsible for the day-to-day management of FMDTBF in accordance with FMDTBF's investment objectives and policies (subject to the general supervision of the MDT Trust's Board). This includes making investment decisions, and buying and selling securities. FASC provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by FMDTBF. The address of the Adviser is 125 Cambridge Park Drive, Cambridge, Massachusetts, 02140.

      The Acquired Funds' and FMDTBF's Advisers have delegated daily management of certain assets to the Sub-Adviser, Federated Investment Management Company, who is paid by the Adviser and not by the Acquired Funds or FMDTBF. The Sub-Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

      The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.


PORTFOLIO MANAGEMENT INFORMATION

      The following individuals serve as Portfolio Managers for the Acquired Funds.

NAME            ASSET          BIOGRAPHY
(PORTFOLIO      CATEGORY
MANAGER         MANAGED
SINCE)

CAROL R.        Domestic       Carol R. Miller has been the Acquired Funds' Portfolio Manager since November 2005. Ms. Miller joined
MILLER          Large Cap      Federated as a Senior Vice President and Senior Portfolio Manager in November 2005. Ms. Miller was an
(November       Stocks         Adjunct Professor of the Portfolio Management Course at Ohio State University from March 2005 until
2005)                          June 2005. From April 2003 until September 2004, Ms. Miller served as Managing Director, Growth Team
                               Leader at Banc One Investment Advisors and from December 1999 until April 2003, she served as
                               Director of Equity Securities at Nationwide Insurance. Ms. Miller is a Chartered Financial Analyst.
                               She earned her B.S. in Finance and Accounting from Ohio State University and her M.B.A. in Finance from Ohio State University.
JOSEPH M.       Fixed          Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice
BALESTRINO      Income         President of the Acquired Funds' Adviser since 1998. He was a Portfolio Manager and a Vice President
(Inception)     Securities     of the Funds' Adviser from 1995 to 1998. Mr.Balestrino served as a Portfolio Manager and an Assistant
                               Vice President of the Funds' Adviser from 1993 to 1995. Mr.Balestrino is a Chartered Financial
                               Analyst and received his Master's Degree in Urban and Regional Planning from the University of
                               Pittsburgh.
GARY P.         Asset          Gary P. Sabol has been the Portfolio Manager responsible for the asset allocation of the Fund since
SABOL           Allocation     July 2007.  Mr. Sabol joined Federated in April 1992 as a Fund Analyst.  Since May 2005, Mr. Sabol
                               has been the Manager of the Equity Performance Attribution and Risk Management Team, providing analysis to global equity funds.  He became a Vice President of the Fund's Adviser in February 2007.
                               Mr. Sabol earned his B.S. in Finance and his M.S. in Finance and Accounting from Duquesne University.


      The following individuals serve as Portfolio Managers for FMDTBF.

DR. DAVID M. GOLDSMITH

David M. Goldsmith, Ph.D., Chief Investment Officer, has been FMDTBF's Portfolio Manager for the equity portion of the Fund since December 11, 2006, and prior thereto was the Portfolio Manager of the MDT Balanced Fund since its inception in September 2005. Dr. Goldsmith joined MDT Advisers (the predecessor to the Adviser) in 1990. He was responsible for the initial development and launch of the Optimum Q Process which drives the Federated MDT equity strategies. Dr. Goldsmith currently leads the Federated MDTA LLC Investment Team which is responsible for the ongoing development and implementation of the Optimum Q Process. He received an A.B., Summa Cum Laude, in Economics from Princeton University, where he won the Wolf Balleison Memorial Prize for the outstanding senior thesis in economics. Dr. Goldsmith also received a Ph. D. in Economics with a concentration in Finance from Harvard University.

JOHN M. SHERMAN

John M. Sherman, C.F.A., has been FMDTBF's Portfolio Manager responsible for asset allocation (including the selection of any exchange-traded funds and derivatives used in the asset allocation process) and the selection of REIT securities for the Fund since December 11, 2006, and prior thereto was the Portfolio Manager of the MDT Balanced Fund since its inception in September 2005. Mr. Sherman joined MDT Advisers (the predecessor to the Adviser) in 2000. He has over 15 years of experience analyzing financial markets. Prior to joining the Adviser, Mr. Sherman served as a Vice President and Senior Analyst for Citizens Financial Group from 1999 to 2000 and as a Senior Analyst for the FDIC from 1991-1999. He is a member of the CFA Institute and the Boston Security Analysts Society. He holds a designation as a Chartered Financial Analyst. He received a B.S.B.A. from North Adams State College, and an M.B.A. from Boston University Graduate School of Management.

JOSEPH M. BALESTRINO

Joseph M. Balestrino has been the Fund's Portfolio Manager for the fixed-income portion of the Fund since December 11, 2006. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Sub-Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

CHRISTOPHER J. SMITH

Christopher J. Smith has been FMDTBF's Portfolio Manager for the fixed-income portion of the Fund since December 11, 2006. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Sub-Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

      Each Fund's SAI provides additional information about each applicable Portfolio Manager's compensation, management of other accounts and ownership of securities in the applicable Fund.


ADVISORY FEES, SERVICE FEES, SHAREHOLDER FEES AND OTHER EXPENSES

INVESTMENT ADVISORY FEES

      The annual advisory fee for each of the Acquired Funds is 0.75% of its (or such Fund's) average daily net assets. The Adviser may voluntarily choose to waive a portion of its advisory fee or reimburse other expenses of the Acquired Funds. This voluntary waiver or reimbursement may be terminated by the Adviser at any time in its sole discretion. The annual advisory fee for FMDTBF is 0.75% of FMDTBF's average daily net assets. The Adviser may similarly voluntarily choose to waive a portion of its advisory fee or reimburse FMDTBF for certain expenses and may likewise terminate such waiver or reimbursement at any time in its sole discretion. A discussion of the Board's review of the Acquired Funds' investment advisory contract is available in the Acquired Funds' Annual Reports dated November 30, 2006 and a discussion of the Board's review of FMDTBF's investment advisory contract is available in FMDTBF's Semi-Annual Report dated January 1, 2007.

ADMINISTRATIVE FEES

      Federated Administrative Services ("FAS"), an affiliate of the Adviser, serves as administrator to both the Acquired Funds and FMDTBF and provides certain administrative personnel and services as necessary. FAS provides these services at an annual rate based on the average aggregate daily net assets of the Funds and most of the other Federated funds advised by the Adviser or its affiliates. The rate charged by FAS is based on a scale that ranges from 0.150% on the first $5 billion of average aggregate daily nets assets to 0.075% on assets over $20 billion. FAS' minimum annual administrative fee with respect to each Fund is $150,000 per portfolio and $40,000 per each additional class of shares. FAS may choose to voluntarily waive a portion of its fee.

      The Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds.

SERVICE FEES

      The Acquired Funds and FMDTBF each have entered into a Shareholder Services Agreement under which it may make payments of up to 0.25% of the average daily net assets of the Fund to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement provides that Federated Shareholder Services Company ("FSSC"), an affiliate of the Adviser, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid is determined from time to time by each Fund and FSSC.

RULE 12B-1 FEES

      Federated Securities Corp. ("FSC"), an affiliate of the Adviser, is the principal distributor (the "Distributor") for shares of the Funds. The Acquired Funds and FMDTBF have adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which they may pay a fee to the distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of the Class C Shares of FMDTBF and Select Shares of the Acquired Funds and 0.25% of the average daily net assets of Class A Shares of FMDTBF to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan.

ACCOUNT ADMINISTRATION FEES

      The Funds may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

      The Funds may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

      The Funds may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

      The Funds' Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

      These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.


PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES; DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS INFORMATION

      The transfer agent and dividend-disbursing agent for each of the Funds is State Street Bank and Trust Company. Procedures for the purchase, exchange, and redemption of FMDTBF's Shares are substantially similar to the procedures applicable to the purchase, exchange, and redemption of the Acquired Funds' Shares, subject to the differences addressed below. Reference is made to the Prospectuses of FMDTBF and the Prospectuses of the Acquired Funds, each of which is incorporated by reference, for a complete description of the purchase, exchange, and redemption procedures applicable to purchases, exchanges, and redemptions of FMDTBF's Shares and the Acquired Funds' Shares, respectively.
Set forth below is a brief description of the significant purchase, exchange, and redemption procedures applicable to FMDTBF's and the Acquired Funds' Shares.

PURCHASES

      Shares of FMDTBF and the Acquired Funds may be purchased, redeemed or exchanged any day the New York Stock Exchange (NYSE) is open. When the Funds receive your transaction request in proper form (as described in the Prospectus), it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price). NAV for all Funds is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.

      Purchases of each of the Funds may be made through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. Each Fund reserves the right to reject any request to purchase or exchange shares.

      Purchasers of the Acquired Funds' Institutional Shares and Select Shares are not subject to a front-end sales charge. Purchasers of FMDTBF's Class A Shares incur a front-end sales charge of 5.50% of the public offering price on purchase amounts less than $50,000. The sales charges are subject to the breakpoint discounts and rights of accumulation, described in FMDTBF's Prospectus for its Class A Shares. Shareholders as of the date of the applicable Reorganization will not be subject to a sales charge on future purchases of FMDTBF, if such purchases are made in the same account(s).

      Purchasers of FMDTBF's Class C Shares may incur a contingent deferred sales charge of up to 1% of the Share price at the time of purchase or redemption, whichever is lower, on redemptions of FMDTBF's Class C Shares held for one year or less. The contingent deferred sales charges are subject to certain waivers as further described in FMDTBF's prospectus, which includes a waiver for shareholders whose financial intermediary did not receive an advance commission on the purchase.

  The following charts show the minimum initial and subsequent investment amounts for each Fund:

FUND                                INITIAL INVESTMENT   SUBSEQUENT INVESTMENT  SYSTEMATIC INVESTMENT
                                         MINIMUM                MINIMUM         PROGRAM SUBSEQUENT MINIMUM
FMDTBF- CLASS A SHARES                    $1,500                 $100           $50/$50
FMDTBF- CLASS C SHARES                    $1,500                 $100           $50/$50
THE ACQUIRED FUNDS- INSTITUTIONAL       $25,000(1)               None            None
SHARES
THE ACQUIRED FUNDS- SELECT SHARES         $1,500                 None            None

1. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days.

      Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

      In addition to purchases by wire and by check, all Funds offer the following purchase options: (i) Through an Exchange: Shareholders may purchase through an exchange from the same class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations; (ii) By Automated Clearing House
(ACH): Once you have opened your account, you may purchase additional Shares through a depository institution that is an ACH member; (iii) all classes except the Acquired Fund's Institutional Shares can purchase Shares by using the Systematic Investment Program (SIP).

REDEMPTIONS AND EXCHANGES

      Redemptions and exchanges of each Fund may be made through a financial intermediary or directly from the Fund by telephone or by mailing a written request. Shares of each of the Funds may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV.

      Each Fund has an exchange privilege that allows shareholders to exchange Shares of the Fund into shares of the same class of another Federated fund.

      Any questions about the foregoing procedures may be directed to, and assistance in effecting purchases, redemptions or exchanges of each Fund may be obtained by calling 1-800-341-7400.

DIVIDENDS AND DISTRIBUTIONS

      The Acquired Funds declare and pay any dividends quarterly to shareholders while FMDTBF declares and pays any dividends annually to shareholders. In addition each of the Funds pay any capital gains at least annually. Dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect a cash payment.

FREQUENT TRADING

      Frequent or short-term trading into and out of the Funds can have adverse consequences for the Funds and shareholders who use the Funds as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Funds. Investors engaged in such trading may also seek to profit by anticipating changes in the Funds' NAV in advance of the time as of which NAV is calculated.

      The Funds' Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Funds' Shares. These policies and procedures are identical for each of the Funds and are described in each Fund's Prospectus, incorporated herein by reference.


PORTFOLIO HOLDINGS DISCLOSURE POLICIES

      Each Fund's SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. The SAIs are available on Federated's website at FederatedInvestors.com.

                     INFORMATION ABOUT THE REORGANIZATIONS

DESCRIPTION OF THE PLAN OF REORGANIZATIONS

      Each Plan provides for a Reorganization to occur on the Closing Date, which is expected to be on or after July 18, 2007. On the Closing Date, all of the assets of the Acquired Funds will be transferred to FMDTBF. In exchange for the transfer of these assets, FMDTBF will simultaneously issue to the Acquired Funds a number of full and fractional Class A Shares and Class C Shares of FMDTBF equal in value to the aggregate NAV of the Institutional Shares and Select Shares, respectively, of the Acquired Funds calculated as of 4:00 p.m. on the Closing Date.

      Following the transfer of assets in exchange for Class A Shares and Class C Shares of FMDTBF, the Acquired Funds will distribute the Class A Shares and Class C Shares of FMDTBF pro rata to shareholders of record of Institutional Shares and Select Shares of the Acquired Funds, respectively, in complete liquidation of the Acquired Funds. Shareholders of the Acquired Funds owning shares at the closing on the Closing Date of the Reorganizations will receive a number of Class A Shares or Class C Shares of FMDTBF with the same aggregate value as the shareholder had in the Acquired Funds immediately before the applicable Reorganization. This distribution will be accomplished by the establishment of accounts in the names of the Acquired Funds' shareholders on the share records of FMDTBF's transfer agent. The Acquired Funds will then be terminated. FMDTBF does not issue share certificates to shareholders.

      The transfer of shareholder accounts from the Acquired Funds to FMDTBF will occur automatically. It is not necessary for shareholders of the Acquired Funds to take any action to effect the transfer. PLEASE DO NOT ATTEMPT TO MAKE THE TRANSFER YOURSELF. IF YOU DO SO, YOU MAY DISRUPT THE MANAGEMENT OF THE ACQUIRED FUNDS' PORTFOLIOS, AND YOU MAY INCUR SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES THAT YOU WOULD NOT INCUR IN THE REORGANIZATION.

      Each Plan contains customary representations, warranties and conditions. Each Plan provides that the consummation of the Reorganization is conditioned upon, among other things: (i) approval of the Reorganization by the Acquired Fund's shareholders; and (ii) the receipt by the Funds of an opinion to the effect that the Reorganization will be tax-free to the Acquired Fund, its shareholders and FMDTBF. Each Plan may be terminated if, before the Closing Date, any of the required conditions has not been met, the representations and warranties are not true or the Board and/or the Board of MDT Trust determines that the Reorganization is not in the best interest of the shareholders of the Acquired Funds or FMDTBF.

      The expenses of the Reorganizations will be paid by the Adviser or its affiliates. Reorganization expenses include, without limitation: expenses associated with the preparation and filing of this Prospectus/Proxy Statement; postage; printing; accounting fees; legal fees incurred by Acquired Funds and FMDTBF; proxy solicitation costs; and other related administrative or operational costs.

      The foregoing brief summary of the Plans is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.

DESCRIPTION OF THE ACQUIRED FUNDS' SHARES AND CAPITALIZATION

      Class A Shares and Class C Shares of FMDTBF to be issued to shareholders of the Acquired Funds' Institutional Shares and Select Shares, respectively, under the Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectuses of FMDTBF provided herewith for additional information about Class A Shares and Class C Shares of FMDTBF.

      The following table sets forth the unaudited capitalization of Federated Conservative Allocation Fund, Federated Moderate Allocation Fund and Federated Growth Allocation Fund into Federated MDT Balanced Fund as of June 30, 2007.


                                                                        Total             Shares             Net Asset
                                                                        Net               Outstanding        Value
Fund                                                                    Assets*                              Per Share
Federated Conservative Allocation Fund - Institutional Shares
                                                                       $41,820,471          3,530,687         $11.84
Adjustments                                                                                 (554,141)
Federated Moderate Allocation Fund - Institutional Shares
                                                                       $64,180,649          4,651,029         $13.80
Adjustments                                                                                  (83,011)
Federated Growth Allocation Fund - Institutional Shares
                                                                       $31,061,498          1,957,457         $15.87
Adjustments                                                                                   253,326
Federated MDT Balanced Fund - Class A Shares
                                                                       $51,659,761          3,677,385         $14.05
Federated MDT Balanced Fund, Pro Forma Combined - Class A Shares
                                                                      $188,722,379         13,432,732         $14.05

Federated Conservative Allocation Fund - Select Shares
                                                                       $21,689,231          1,831,918         $11.84
Adjustments                                                                                 (272,663)
Federated Moderated Allocation Fund - Select Shares
                                                                       $40,365,479          2,926,990         $13.79
Adjustments                                                                                  (25,086)
Federated Growth Allocation Fund - Select Shares
                                                                       $28,558,011          1,813,546         $15.75
Adjustments                                                                                   239,510
Federated MDT Balanced Fund - Class C Shares
                                                                       $15,823,159          1,137,898         $13.91
Federated MDT Balanced Fund, Pro Forma Combined - Class C Shares
                                                                      $106,435,880          7,652,113         $13.91

* Does not reflect additional $84,314,482 assets of Federated MDT Balanced Fund represented by other share classes.

      The following table sets forth the unaudited capitalization of Federated Conservative Allocation Fund into Federated MDT Balanced Fund as of June 30, 2007.


                                                                        Total             Shares             Net Asset
                                                                        Net               Outstanding        Value
Fund                                                                    Assets*                              Per Share

Federated Conservative Allocation Fund - Institutional Shares
                                                                       $41,820,471          3,530,687        $11.84
Adjustments                                                                                 (554,141)
Federated MDT Balanced Fund - Class A Shares
                                                                       $51,659,761          3,677,385        $14.05
Federated MDT Balanced Fund, Pro Forma Combined - Class A Shares
                                                                       $93,480,232          6,653,931        $14.05

Federated Conservative Allocation Fund - Select Shares
                                                                       $21,689,231          1,831,918        $11.84
Adjustments                                                                                 (272,663)
Federated MDT Balanced Fund - Class C Shares
                                                                       $15,823,159          1,137,898        $13.91
Federated MDT Balanced Fund, Pro Forma Combined - Class C Shares
                                                                       $37,512,390          2,697,153        $13.91

* Does not reflect additional $84,314,482 assets of Federated MDT Balanced Fund represented by other share classes.

      The following table sets forth the unaudited capitalization of Federated Moderate Allocation Fund into Federated MDT Balanced Fund as of June 30, 2007.


                                                                        Total             Shares             Net Asset
                                                                        Net               Outstanding        Value
Fund                                                                    Assets*                              Per Share
Federated Moderate Allocation Fund - Institutional Shares
                                                                       $64,180,649          4,651,029        $13.80
Adjustments                                                                                  (83,011)
Federated MDT Balanced Fund - Class A Shares
                                                                       $51,659,761          3,677,385        $14.05
Federated MDT Balanced Fund, Pro Forma Combined - Class A Shares
                                                                      $115,840,410          8,245,403        $14.05

Federated Moderated Allocation Fund - Select Shares
                                                                       $40,365,479          2,926,990        $13.79
Adjustments                                                                                  (25,086)
Federated MDT Balanced Fund - Class C Shares
                                                                       $15,823,159          1,137,898        $13.91
Federated MDT Balanced Fund, Pro Forma Combined - Class C Shares
                                                                       $56,188,638          4,039,802        $13.91

* Does not reflect additional $84,314,482 assets of Federated MDT Balanced Fund represented by other share classes.

      The following table sets forth the unaudited capitalization of Federated Growth Allocation Fund into Federated MDT Balanced Fund as of June 30, 2007.


                                                                        Total             Shares             Net Asset
                                                                        Net               Outstanding        Value
Fund                                                                    Assets*                              Per Share

Federated Growth Allocation Fund - Institutional Shares
                                                                       $31,061,498          1,957,457         $15.87
Adjustments                                                                                   253,326
Federated MDT Balanced Fund - Class A Shares
                                                                       $51,659,761          3,677,385         $14.05
Federated MDT Balanced Fund, Pro Forma Combined - Class A Shares
                                                                       $82,721,259          5,888,168         $14.05

Federated Growth Allocation Fund - Select Shares
                                                                       $28,558,011          1,813,546         $15.75
Adjustments                                                                                   239,510
Federated MDT Balanced Fund - Class C Shares
                                                                       $15,823,159          1,137,898         $13.91
Federated MDT Balanced Fund, Pro Forma Combined - Class C Shares
                                                                       $44,381,170          3,190,954         $13.91

* Does not reflect additional $84,314,482 assets of Federated MDT Balanced Fund represented by other share classes.

FEDERAL INCOME TAX CONSEQUENCES

      As a condition to each Reorganization, FMDTBF and the Acquired Fund will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

   {circle}the Reorganization as set forth in the applicable Plan will constitute a tax-free reorganization under section 368(a) of the Code, and the Acquired Fund and FMDTBF each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

   {circle}no gain or loss will be recognized by FMDTBF upon its receipt of the Acquired Fund's assets in exchange for Class A Shares and Class C Shares of FMDTBF;

   {circle}no gain or loss will be recognized by the Acquired Fund upon transfer of its assets to FMDTBF in exchange for FMDTBF Class A Shares and Class C Shares or upon the distribution of FMDTBF's shares to the Acquired Fund's shareholders in exchange for their Institutional Shares and Select Shares;

   {circle}no gain or loss will be recognized by shareholders of the Acquired
      Fund upon exchange of their Institutional Shares and Select Shares for FMDTBF's Class A Shares and Class C Shares;

   {circle}the aggregate tax basis of the Class A Shares and Class C Shares of FMDTBF received by each shareholder of the Acquired Fund pursuant to the Plan will be the same as the aggregate tax basis of the shares of the Acquired Fund held by such shareholder immediately prior to the Reorganization;

   {circle}the holding period of FMDTBF Class A Shares and Class C Shares received by each shareholder of the Acquired Fund pursuant to the Plan will include the period during which the Acquired Fund's Institutional Shares and Select Shares exchanged therefor were held by such shareholder, provided the shares of the Acquired Fund were held as capital assets on the date of the Reorganization;

   {circle}the tax basis of the assets of the Acquired Fund acquired by FMDTBF will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization; and

   {circle}the holding period of the Acquired Fund assets in the hands of FMDTBF will include the period during which those assets were held by the Acquired Fund.

      The foregoing opinion may state that no opinion is expressed as to the effect of the applicable Reorganization on FMDTBF, the Acquired Fund or the Acquired Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      Shareholders of the Acquired Funds should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganizations.

      Before the Reorganizations, it is anticipated that the Acquired Funds will distribute ordinary income and realized capital gains, to shareholders of the Acquired Funds. (See page 3 for a discussion of the anticipated capital gains distributions).


COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

      FMDTBF and each of the Acquired Funds are open-end management investment companies organized as business trusts under the laws of the Commonwealth of Massachusetts. The rights of shareholders of FMDTBF and the Acquired Funds, relating to voting, distributions and redemptions, are substantively similar. The chart below describes some of the differences between your rights as a shareholder of the Acquired Funds and your rights as a shareholder of FMDTBF.

  CATEGORY                                                ACQUIRED FUNDS                                                  FMDTBF
PREEMPTIVE     Shareholders shall have no pre-emptive or other rights to subscribe to any additional Shares or other       Same
RIGHTS           securities issued by the Trust.  No action may be brought by a Shareholder on behalf of the Trust unless a prior demand regarding such matter has been made on the Trustees and Shareholders of the
                                                              Trust.
PREFERENCES                                                    None                                                        None
APPRAISAL                                                      None                                                        None
RIGHTS
CONVERSION                                                     None                                                        None
RIGHTS
EXCHANGE        The Trustees shall have the authority to provide that the holders of Shares of any Series or Class         Same
RIGHTS (other    shall have the right to exchange said Shares for Shares of one or more other Series or Classes in
than the              accordance with such requirements and procedures as may be established by the Trustees.
right to
exchange for
shares of the
same class of
other
Federated
mutual funds
as provided
in the
prospectuses
of the Funds)
MINIMUM       Institutional Shares - $25,000                                                                          Class A Shares
ACCOUNT SIZE  Select Shares - $1,500                                                                                  - $1,500
                                                                                                                      Class C
                                                                                                                      Shares- $1,500
ANNUAL                                                     Not Required                                                Not Required
MEETINGS
RIGHT TO CALL A Shareholders' meeting shall be held as specified in Section 2 of Article IV at the principal office        Same
SHAREHOLDER   of the Trust or such other place as the Trustees may designate.  Special meetings of the Shareholders
MEETINGS      may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the
              Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days'
              notice of any meeting.
NOTICE OF     Except as above provided, notices of any special meeting of the shareholders of the Trust or a               Same
MEETINGS      particular Series or Class, shall be given by the Secretary by delivering or mailing, postage prepaid, to each shareholder entitled to vote at said meeting, a written or printed notification of such meeting, at least seven business days before the meeting, to such address as may be registered with the
              Trust by the shareholder. No notice of any meeting of Shareholders need be given to a Shareholder if a written waiver of notice, executed before or after the meeting by such Shareholder or his or her attorney thereunto duly authorized, is filed with the records of the meeting.  Notice may be waived as provided in Article XIII of these By-Laws.
RECORD DATE   The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or        Same
FOR MEETINGS  Class for a period not exceeding ninety (90) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding ninety (90) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to
              Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to change, convert or exchange shares of any Series or Class, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to change, convert or exchange Shares of any Series or Class or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class.
              Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.
QUORUM FOR    Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any  Except as
MEETINGS      meeting of Shareholders there must be present, in person or by proxy, holders of more than one-half of  otherwise
              the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting.      provided by
              When any one or more Series or Classes is entitled to vote as a single Series or Class, more than one-  law, the
              half of the Shares of each such Series or Class entitled to vote shall constitute a quorum at a         presence in
              Shareholders' meeting of that Series or Class.  If a quorum shall not be present for the purpose of any person or by
              vote that may properly come before the meeting, the Shares present in person or by proxy and entitled   proxy of the
              to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to holders of (a)
              such place and time without further notice than by announcement to be given at the meeting until a      one-half of
              quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the Shares of
              the meeting as though held when originally convened.                                                    the Trust on
                                                                                                                      all matters
                                                                                                                      requiring a
                                                                                                                      Majority
                                                                                                                      Shareholder
                                                                                                                      Vote, as
                                                                                                                      defined in the
                                                                                                                      Investment
                                                                                                                      Company Act of
                                                                                                                      1940, or (b)
                                                                                                                      one-third of
                                                                                                                      the Shares of
                                                                                                                      the Trust on
                                                                                                                      all other
                                                                                                                      matters
                                                                                                                      permitted by
                                                                                                                      law, in each
                                                                                                                      case, entitled
                                                                                                                      to vote
                                                                                                                      without regard
                                                                                                                      to Class shall
                                                                                                                      constitute a
                                                                                                                      quorum at any
                                                                                                                      meeting of the
                                                                                                                      Shareholders,
                                                                                                                      except with
                                                                                                                      respect to any
                                                                                                                      matter which
                                                                                                                      by law
                                                                                                                      requires the
                                                                                                                      separate
                                                                                                                      approval of
                                                                                                                      one or more
                                                                                                                      Series or
                                                                                                                      Classes, in
                                                                                                                      which case the
                                                                                                                      presence in
                                                                                                                      person or by
                                                                                                                      proxy of the
                                                                                                                      holders of
                                                                                                                      one-half or
                                                                                                                      one-third, as
                                                                                                                      set forth
                                                                                                                      above, of the
                                                                                                                      Shares of each
                                                                                                                      Series or
                                                                                                                      Class entitled
                                                                                                                      to vote
                                                                                                                      separately on
                                                                                                                      the matter
                                                                                                                      shall
                                                                                                                      constitute a
                                                                                                                      quorum.  When
                                                                                                                      any one or
                                                                                                                      more Series or
                                                                                                                      Class is
                                                                                                                      entitled to
                                                                                                                      vote as a
                                                                                                                      single Series
                                                                                                                      or Class, more
                                                                                                                      than one-half,
                                                                                                                      or one-third,
                                                                                                                      as
                                                                                                                      appropriate,
                                                                                                                      of the Shares
                                                                                                                      of each such
                                                                                                                      Series or
                                                                                                                      Class entitled
                                                                                                                      to vote shall
                                                                                                                      constitute a
                                                                                                                      quorum at a
                                                                                                                      Shareholders'
                                                                                                                      meeting of
                                                                                                                      that Series or
                                                                                                                      Class.  If a
                                                                                                                      quorum shall
                                                                                                                      not be present
                                                                                                                      for the
                                                                                                                      purpose of any
                                                                                                                      vote that may
                                                                                                                      properly come
                                                                                                                      before the
                                                                                                                      meeting, the
                                                                                                                      Shares present
                                                                                                                      in person or
                                                                                                                      by proxy and
                                                                                                                      entitled to
                                                                                                                      vote at such
                                                                                                                      meeting on
                                                                                                                      such matter
                                                                                                                      may, by
                                                                                                                      plurality
                                                                                                                      vote, adjourn
                                                                                                                      the meeting
                                                                                                                      from time to
                                                                                                                      time to such
                                                                                                                      place and time
                                                                                                                      without
                                                                                                                      further notice
                                                                                                                      than by
                                                                                                                      announcement
                                                                                                                      to be given at
                                                                                                                      the meeting
                                                                                                                      until a quorum
                                                                                                                      entitled to
                                                                                                                      vote on such
                                                                                                                      matter shall
                                                                                                                      be present,
                                                                                                                      whereupon any
                                                                                                                      such matter
                                                                                                                      may be voted
                                                                                                                      upon at the
                                                                                                                      meeting as
                                                                                                                      though held
                                                                                                                      when
                                                                                                                      originally
                                                                                                                      convened.
VOTE REQUIRED Subject to any applicable requirement of law or of this Declaration of Trust or the By-Laws, a               Same
FOR ELECTION  plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority
OF DIRECTORS  of the votes cast and entitled to vote thereon.
OR TRUSTEES
ADJOURNMENT   If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, If a quorum
OF MEETINGS   the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by    shall not be
              plurality vote, adjourn the meeting from time to time to such place and time without further notice     present for
              than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be the purpose of
              present, whereupon any such matter may be voted upon at the meeting as though  held when originally     any vote that
              convened.                                                                                               may properly
                                                                                                                      come before
                                                                                                                      the meeting,
                                                                                                                      the Shares
                                                                                                                      present in
                                                                                                                      person or by
                                                                                                                      proxy and
                                                                                                                      entitle to
                                                                                                                      vote at such
                                                                                                                      meeting on
                                                                                                                      such matter
                                                                                                                      may, by
                                                                                                                      plurality
                                                                                                                      vote, adjourn
                                                                                                                      the meeting
                                                                                                                      from time to
                                                                                                                      time to such
                                                                                                                      place and time
                                                                                                                      without
                                                                                                                      further notice
                                                                                                                      than by
                                                                                                                      announcement
                                                                                                                      to be given at
                                                                                                                      the meeting
                                                                                                                      until a quorum
                                                                                                                      entitle to
                                                                                                                      vote on such
                                                                                                                      matter shall
                                                                                                                      be present.
REMOVAL OF    A Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of      Same
DIRECTORS OR  the outstanding Shares.
TRUSTEES BY
SHAREHOLDERS
PERSONAL      No Trustee, officer, employee or agent of the Trust shall have the power to bind any other Trustee,          Same
LIABILITY OF  officer, employee or agent of the Trust personally.  The Trustees, officers, employees or agents of the
OFFICERS,     Trust in incurring any debts, liabilities or obligations, or in taking or omitting any other actions
DIRECTORS AND for or in connection with the Trust, are, and each shall be deemed to be, acting as Trustee, officer,
TRUSTEES      employee or agent of the Trust and not in his own individual capacity.
              Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.
PERSONAL      No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his     The Trustees,
LIABILITY OF  being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment,     officers,
SHAREHOLDERS  decree, liability or obligation of any kind, against or with respect to the Trust or any Series or      employees or
              Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, agents of the and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to Trust shall
              the property of the relevant Series or Class of the Trust for the payment or performance thereof.       have no power
                                                                                                                      to bind any
                                                                                                                      Shareholder of
                                                                                                                      any Series or
                                                                                                                      Class
                                                                                                                      personally or
                                                                                                                      to call upon
                                                                                                                      such
                                                                                                                      Shareholder
                                                                                                                      for the
                                                                                                                      payment of any
                                                                                                                      sum of money
                                                                                                                      or assessment
                                                                                                                      whatsoever,
                                                                                                                      other than
                                                                                                                      such as the
                                                                                                                      Shareholder
                                                                                                                      may at any
                                                                                                                      time agree to
                                                                                                                      pay by way of
                                                                                                                      subscription
                                                                                                                      for any Shares
                                                                                                                      or otherwise.
                                                                                                                      No Shareholder
                                                                                                                      or former
                                                                                                                      Shareholder of
                                                                                                                      any Series or
                                                                                                                      Class shall be
                                                                                                                      liable solely
                                                                                                                      by reason of
                                                                                                                      his being or
                                                                                                                      having been a
                                                                                                                      Shareholder
                                                                                                                      for any debt,
                                                                                                                      claim, action,
                                                                                                                      demand, suit,
                                                                                                                      proceeding,
                                                                                                                      judgment,
                                                                                                                      decree,
                                                                                                                      liability or
                                                                                                                      obligation of
                                                                                                                      any kind,
                                                                                                                      against or
                                                                                                                      with respect
                                                                                                                      to the Trust
                                                                                                                      or any Series
                                                                                                                      or Class
                                                                                                                      arising out of
                                                                                                                      any action
                                                                                                                      taken or
                                                                                                                      omitted for or
                                                                                                                      on behalf of
                                                                                                                      the Trust or
                                                                                                                      such Series or
                                                                                                                      Class, and the
                                                                                                                      Trust or such
                                                                                                                      Series or
                                                                                                                      Class shall be
                                                                                                                      solely liable
                                                                                                                      therefor and
                                                                                                                      resort shall
                                                                                                                      be had solely
                                                                                                                      to the
                                                                                                                      property of
                                                                                                                      the relevant
                                                                                                                      Series or
                                                                                                                      Class of the
                                                                                                                      Trust for the
                                                                                                                      payment or
                                                                                                                      performance
                                                                                                                      thereof.
NUMBER OF     The number of Shares authorized shall be unlimited.                                                     Same
AUTHORIZED
SHARES; PAR
VALUE

                            INFORMATION ABOUT FMDTBF

                             AND THE ACQUIRED FUNDS

WHERE TO FIND ADDITIONAL INFORMATION

      Information about the Acquired Funds is included in its Prospectus and its SAI dated January 31, 2007, each of which is incorporated herein by reference. Information about FMDTBF is included in its Prospectus and its SAI, dated December 11, 2006, each of which is incorporated herein by reference. A copy of the Prospectus for FMDTBF accompanies this Prospectus/Proxy Statement. Copies of the SAI of FMDTBF, the Prospectus and SAI of the Acquired Funds and the SAI dated August 28, 2007, relating to this Prospectus/Proxy Statement, all of which have been filed with the SEC, may be obtained without charge by contacting the Funds at 1-800-341-7400 or by writing to Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Prospectuses and SAIs of the Acquired Funds and FMDTBF are also available electronically at Federated's website at FederatedInvestors.com.

      FMDTBF and the Trust, on behalf of the Acquired Funds, is subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements and other information filed by FMDTBF and by the Trust on behalf of the Acquired Funds, can be obtained by calling or writing the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC's website (www.sec.gov).


LEGAL PROCEEDINGS

      Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds, have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund's directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the Fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com.

      Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

      The board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

    THE BOARD OF TRUSTEES OF THE ACQUIRED FUNDS UNANIMOUSLY RECOMMENDS THAT
                           SHAREHOLDERS APPROVE EACH
                      AGREEMENT AND PLAN OF REORGANIZATION


ABOUT THE PROXY SOLICITATION AND THE MEETING

      Proxies are being solicited by the Board of Trustees of the Trust, on behalf of its portfolios, the Acquired Funds. The proxies will be voted at the special meeting of shareholders of the Acquired Funds to be held at 2:00 p.m. on October 12, 2007, at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Adviser or its affiliates. In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of the Adviser, or its affiliates or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Adviser may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

      The purpose of the Special Meeting is set forth in the accompanying Notice. The Board knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about September 7, 2007, to shareholders of record at the close of business on August 20, 2007 (the "Record Date").

      The Acquired Funds' Annual Reports, which include audited financial statements for their fiscal year ended November 30, 2006, and its Semi-Annual Report containing unaudited financial statements for the six-month period ended May 31, 2007, were previously mailed to shareholders of the Acquired Funds. FMDTBF's Semi-Annual Report containing unaudited financial statements for the six-month period ended January 31, 2007, were previously mailed to shareholders of FMDTBF. The Acquired Funds and FMDTBF will each promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of its Annual Report and/or the Semi-Annual Report. Requests for Annual Reports or Semi-Annual Reports for FMDTBF or the Acquired Funds may be made by writing to the Funds' principal executive offices or by calling the toll-free telephone number, 1-800-341-7400. The principal executive office for each of the Funds is located at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. These reports are also available electronically at Federated's website at FederatedInvestors.com.


PROXIES, QUORUM AND VOTING AT THE SPECIAL MEETING

      Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each Institutional and Select Share of each Acquired Fund is entitled to one vote. Each Acquired Fund will vote separately for each Reorganization and consummation of one Reorganization is not a condition to
closing either of the other two Reorganizations.   Fractional shares are
entitled to proportionate shares of one vote. The votes of shareholders of FMDTBF are not being solicited since their approval is not required in order to effect the Reorganizations.

      Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Trust. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the applicable Plan of Reorganization.

      In order to hold the Special Meeting, a "quorum" of shareholders of each of the Acquired Funds must be present. Holders of one-half of the total number of Institutional and Select Shares of the Acquired Funds entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal.

      For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

      If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting, without further notice except for announcement at the Special Meeting, to a later date not to exceed 120 days after the original Record Date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.


SHARE OWNERSHIP OF THE FUNDS

      Officers and Trustees of the Trust own less than 1% of each class of the Acquired Funds' outstanding shares.

      (to be filed by amendment)

      At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the Acquired Funds:

      INSTITUTIONAL SHARES:

      SELECT SHARES:

      Officers and Trustees of FMDTBF own less than 1% of each class of FMDTBF's outstanding shares.

      At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of each class of FMDTBF:

      CLASS A SHARES:

      CLASS C SHARES:

      Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

INTERESTS OF CERTAIN PERSONS

      The Acquired Funds are managed by the Adviser. FMDTBF is managed by the FMDTBF Adviser. The Adviser and FMDTBF Adviser are both subsidiaries of Federated. All of the voting securities of Federated are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Trust and the MDT Trust.


          OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

      The Acquired Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Proxy Statement for the next meeting of shareholders should send their written proposals to Federated Managed Allocation Portfolios, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, so that they are received within a reasonable time before any such meeting.

      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Acquired Funds.

      SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED
        PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS
                   NO POSTAGE IF MAILED IN THE UNITED STATES.

                                              By Order of the Board of Trustees,

                                                               John W. McGonigle
                                                                       Secretary
August 28, 2007

                                                                       EXHIBIT A


                      AGREEMENT AND PLAN OF REORGANIZATION


       THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 18th day of July, 2007, by and between FEDERATED MDT BALANCED FUND (the "Acquiring Fund"), a portfolio of Federated MDT Series (the "Acquiring Fund Trust") a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237, and FEDERATED MANAGED ALLOCATION PORTFOLIOS, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Acquired Fund Trust"), with respect to its portfolio Federated ______________ Allocation Fund, a (the "Acquired Fund").

       This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange for Class A and Class C Shares of the Acquiring Fund, ("Acquiring Fund Class A Shares"); and (ii) the distribution of Class A Shares of the Acquiring Fund to the holders of the Acquired Fund's Institutional Shares and the distribution of Class C Shares of the Acquiring Fund to the holders of the Acquired Fund's Select Shares and
(iii) the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

       WHEREAS, the Acquired Fund is a separate portfolio of the Acquired Fund Trust, the Acquiring Fund is a separate portfolio of the Acquiring Fund Trust, and the Acquiring Fund Trust and the Acquired Fund Trust are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

       WHEREAS, the Acquiring Fund and the Acquired Fund are authorized to issue their shares of beneficial interests;

       WHEREAS, the Trustees of the Acquiring Fund Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

       WHEREAS, the Trustees of the Acquired Fund Trust have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

       NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                   ARTICLE*I



 TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES
                      AND LIQUIDATION OF THE ACQUIRED FUND

       1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees:
(i) to deliver to the Acquired Fund the number of each class of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of each class of the Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of such class of the Acquired Fund by
(y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of the Acquired Fund's Institutional Shares will receive Acquiring Fund Class A Shares and holders of the Acquired Fund's Select Shares will receive Acquiring Fund Class C Shares. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

       1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

       The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with fluctuations in value of its investment portfolio, the purchase and sale of securities, the issuance and redemption of the Acquired Fund's shares and the payment of normal operating expenses, dividends and capital gains distributions.

       1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

       1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund's Shares") will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

       1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund's Shares, to be distributed to Acquired Fund Shareholders.

       1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund's shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

       1.7   REPORTING  RESPONSIBILITY.   Any  reporting  responsibility  of the
Acquired Fund is and shall remain the responsibility of the Acquired Fund.

       1.8   TERMINATION.   The  Acquired  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

       1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

       1.10 SALES LOAD ON ACQUIRING FUND SHARES. Shareholders of the Institutional Shares of the Acquired Fund as of the Closing Date shall not be subject to the sales load of the Class A Shares of the Acquiring Fund on future purchases of the Acquiring Fund if made in the same account.

                                   ARTICLE*II



                                   VALUATION

       2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

       2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

       2.3 SHARES TO BE ISSUED. The number of each class of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets, shall be determined by (a) multiplying the shares outstanding of each class of the Acquired Fund by (b) the ratio computed by
(x) dividing the net asset value per share of each class of the Acquired Fund by
(y) the net asset value per share of the corresponding class of the Acquiring Fund determined in accordance with paragraph 2.2.

       2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.

                                  ARTICLE*III



                            CLOSING AND CLOSING DATE

       3.1 CLOSING DATE. The closing shall occur on or about October 26, 2007, or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

       3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

       3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

       3.4 TRANSFER AGENT'S CERTIFICATE. State Street Bank and Trust Company, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause State Street Bank and Trust Company, its transfer agent, to issue and deliver, a confirmation evidencing Acquiring Funds' Shares to be credited on the Closing Date to the Secretary of the Acquired Fund Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

                                   ARTICLE*IV



                         REPRESENTATIONS AND WARRANTIES

       4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Acquired Fund Trust, on behalf of the Acquired Fund, represents and warrant to the Acquiring Fund, as follows:

                            a) The  Acquired  Fund is legally  designated  as  a
                               separate portfolio of a trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.

                            b) The Acquired Fund Trust is registered as an open-
                               end management investment company under the 1940 Act, and the Acquired Fund Trust registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

                            c) The   current   prospectus   and   statement   of
                               additional information of the Acquired Fund conforms in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                            d) The  Acquired  Fund is not,  and  the  execution,
                               delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Acquired Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

                            e) The Acquired Fund has  no  material  contracts or
                               other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

                            f) Except  as  otherwise  disclosed  in  its current
                               prospectus, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transactions contemplated herein.

                            g) The audited financial statements  of the Acquired
                               Fund as of November 30, 2006, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

                            h) The   unaudited   financial   statements  of  the
                               Acquired Fund as of May 31, 2007, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

                            i) Since   the  date  of  the  financial  statements
                               referred to in paragraph (h) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

                            j) All federal and other tax returns  and reports of
                               the Acquired Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                            k) All issued and outstanding shares of the Acquired
                               Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund's shares, and has no outstanding securities convertible into any of the Acquired Fund's shares.

                            l) At the Closing Date, the Acquired  Fund will have
                               good and marketable title to the Acquired Fund assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the Commonwealth of Massachusetts, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

                            m) The  execution,  delivery and performance of this
                               Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                            n) The  information  to be furnished by the Acquired
                               Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

                            o) From  the  effective  date  of  the  Registration
                               Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Acquired Fund Trust with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

                            p) The Acquired Fund has elected  to qualify and has
                               qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

                            q) No     governmental     consents,      approvals,
                               authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by the Acquired Fund Trust, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

       4.2   REPRESENTATIONS OF THE ACQUIRING  FUND.   The Acquiring Fund Trust,
on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund, as follows:

                            a) The  Acquiring  Fund  Trust is registered  as  an
                               open-end management investment company under the 1940 Act, and the Acquiring Fund Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund Trust is duly organized and validly existing in good standing under the laws of the Commonwealth of Massachusetts.

                            b) The   current   prospectus   and   statement   of
                               additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

                            c) The  Acquiring Fund is not,  and  the  execution,
                               delivery and performance of this Agreement will not, result in a violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                            d) Except  as otherwise disclosed in its prospectus,
                               no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                            e) The   unaudited   financial   statements  of  the
                               Acquiring Fund as of January 31, 2007 have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

                            f) Since   the   date  of  the  unaudited  financial
                               statements referred to in paragraph (e) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                            g) All federal  and other tax returns and reports of
                               the Acquiring Fund required by law to be filed have been filed. All federal and other taxes shown due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                            h) All issued and outstanding Acquiring  Fund Shares
                               are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

                            i) The execution,  delivery  and performance of this
                               Agreement  have  been  duly  authorized   by  all
                               necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                            j) Acquiring  Fund Shares to be issued and delivered
                               to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                            k) The information to be  furnished by the Acquiring
                               Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

                            l) From  the  effective  date  of  the  Registration
                               Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

                            m) The Acquiring Fund has elected to qualify and has
                               qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

                            n) No     governmental      consents,     approvals,
                               authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Acquiring Fund, or the performance of the Agreement by the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

                            o) The Acquiring  Fund  agrees to use all reasonable
                               efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                   ARTICLE*I



             COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

       5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

       5.2 APPROVAL OF SHAREHOLDERS. The Acquired Fund Trust will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

       5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

       5.4   ADDITIONAL  INFORMATION.    The   Acquired  Fund  will  assist  the
Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

       5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

       5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Acquired Fund Trust's Treasurer.

       5.7   PREPARATION  OF  REGISTRATION   STATEMENT  AND  SCHEDULE 14A  PROXY
STATEMENT. The Acquiring Fund will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the "Registration Statement"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transactions contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Acquired Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

       5.8 On or before the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

                                   ARTICLE*II



            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

       The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

       All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Acquiring Fund Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

                                  ARTICLE*III



           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

       The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

       All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Acquired Fund Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

       The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of each Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Acquired Fund Trust.

                                   ARTICLE*IV



               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE

                        ACQUIRING FUND AND ACQUIRED FUND

       If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

       8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Acquired Fund Trust's Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

       8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

       8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities
(including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

       8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

       8.5 The parties shall have received an opinion of counsel substantially to the effect that for federal income tax purposes:

                            a) The transfer of all of the Acquired Fund's assets
                               to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Funds) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of
                               Section 368(b) of the Code.

                            b) No  gain  or  loss  will  be  recognized  by  the
                               Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

                            c) No  gain  or  loss  will  be  recognized  by  the
                               Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund
                               Shareholders in exchange for their Acquired Fund's Shares.

                            d) No  gain  or  loss  will  be  recognized  by  any
                               Acquired Fund Shareholder upon the exchange of its Acquired Fund's Shares for Acquiring Fund Shares.

                            e) The aggregate tax basis  of  the  Acquiring  Fund
                               Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund's Shares held by it immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund's Shares exchanged therefor were held by such shareholder, provided the Acquired Fund's Shares are held as capital assets at the time of the Reorganization.

                            f) The  tax  basis  of  the Acquired  Fund's  assets
                               acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

       Such opinion shall be based on customary assumptions and such representations as counsel may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be reorganized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

                                   ARTICLE*I



                                    EXPENSES

       Federated Equity Management Company of Pennsylvania or its affiliates will pay all expenses associated with Acquiring Fund's and Acquired Fund's participation in the Reorganization, provided, however, that Acquiring Fund shall bear expenses associated with Registration of Acquiring Fund Shares under the 1933 Act and the qualification of Acquiring Fund Shares for sale in the various states. Reorganization expenses include, without limitation:
(a) expenses associated with the preparation and filing of the  Proxy Materials;
(b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

                                   ARTICLE*II



                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

       10.1 The Acquiring Fund Trust, on behalf of the Acquiring Fund, and the Acquired Fund Trust, on behalf of the Acquired Fund, agrees that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

       10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                  ARTICLE*III



                                  TERMINATION

       This Agreement may be terminated by the mutual agreement of the Acquiring Fund Trust and the Acquired Fund Trust. In addition, either the Acquiring Fund Trust or the Acquired Fund Trust may at its option terminate this Agreement at or before the Closing Date due to:

                            a) a breach  by  the  other  of  any representation,
                               warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

                            b) a condition herein  expressed  to be precedent to
                               the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

                            c) a determination  by  a party's Board of Trustees,
                               that the consummation of the transactions contemplated herein are not in the best interest of the Acquiring Fund Trust, or the Acquired Fund Trust, or the Acquiring Fund, or the Acquired Fund, respectively, and notice given to the other party hereto.

       In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund or the Acquiring Fund Trust or the Acquired Fund Trust, or their respective trustees or officers, to the other party or its trustees or officers.

                                   ARTICLE*I



                                   AMENDMENTS

       This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquired Fund Trust and the Acquiring Fund Trust as specifically authorized by their respective Board of Trustees; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                   ARTICLE*II



               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

                            LIMITATION OF LIABILITY

       The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

       This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

       This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

       This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

       It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Acquired Fund Trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund Trust personally, but shall bind only the Acquired Fund Trust property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Acquired Fund Trust on behalf of the Acquired Fund and signed by authorized officers of the Acquired Fund Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Acquired Fund Trust property of the Acquired Fund as provided in the Acquired Fund Trust's Declaration of Trust.



                                           [Signature Page Follows]

       IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.





                                        FEDERATED MANAGED ALLOCATION PORTFOLIOS

                                        on behalf of

                                        Federated _________ Allocation Fund



                                        John W. McGonigle, Secretary





                                        FEDERATED MDT SERIES ON BEHALF OF
                                        FEDERATED BALANCED FUND







                                        J. Christopher Donahue, President

                                                                       EXHIBIT B






MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE FOR FEDERATED MODERATE ALLOCATION
FUND

Federated Moderate Allocation Fund's Institutional Shares and Select Shares had total returns of 12.57% and 11.81%, respectively, based on net asset value, for the one year reporting period ended November 30, 2006. The Standard & Poor's 500 Index (S&P 500)1 and the Lehman Brothers Aggregate Bond Index (LBAB) 2 had total returns of 14.23% and 5.94%, respectively.

MARKETS
Stock prices rose during the first five months of the reporting period before falling during May and June. The total return of the S&P 500 from December to April was 5.64%, and from May to June was (2.75)%. Stock prices rose again in the final five months of the reporting period with the S&P 500 returning 11.18%. Foreign stock returns, aided by currency gains, were significantly higher than U.S. stock returns. Total returns for the Morgan Stanley Capital International
(MSCI) All Country World Ex. U.S. Index3 was 28.73% in U.S. dollars and 18.77% in local currency.

Interest rates rose during the first seven months of the reporting period before declining during the final five months. Between November 30, 2005 and June 30, 2006, the average yield to maturity of the LBAB increased from 5.20% to 5.81% before declining to 5.15% on November 30, 2006. Within the bond asset classes, emerging markets bonds, foreign developed market bonds and high yield bonds had the highest returns. Foreign developed market bond returns were significantly increased by currency gains.

FUND
The asset allocation of the fund is set relative to a neutral position of 60% in equities and 40% in fixed income. During the reporting period, the fund benefited from a larger than neutral allocation to stocks that was maintained for the entire period. The benefits from this larger allocation to stocks were greatest during the stock market rally from July to November. The returns of the fund were reduced by this strategy during May and June when stock prices declined. Within the equity portion, the fund maintained a larger than normal allocation to foreign stocks4 that increased returns. Relative to their benchmarks, the returns of the stock portion of the fund were positively impacted by the performance of the Capital Appreciation Core Fund and negatively affected by the performance of the Federated International Capital Appreciation Fund.

Within the bond portion, the fund benefited from maintaining a shorter duration5 than the LBAB during the period of rising interest rates in the first seven months of the reporting period and a slightly longer duration than the index during the last portion of the year when interest rates were falling. In addition, the fund benefited from exposure to high yield bonds6 and foreign bonds that are not part of the fixed income benchmark. In addition, the total return of the fund's shares reflects the negative impact of actual cash flows, transaction costs and other expenses.

1 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and investments cannot be made directly in an index.
2 Lehman Brothers Aggregate Bond Index is an unmanaged index composed from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Investments cannot be made directly in an index.
3     MSCI-All Country World Ex. U.S. Index is an unmanaged index representing
48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets. Investments cannot be made directly in an index.
4    International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
6 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices. High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

GROWTH OF A $25,000 INVESTMENT-INSTITUTIONAL SHARES
The graph below illustrates the hypothetical investment of $25,0001 in Federated Moderate Allocation Fund (Institutional Shares) (the "Fund") from November 30, 1996 to November 30, 2006 compared to the Lehman Brothers Aggregate Bond Index
(LBAB)2, the Standard and Poor's 500 Index (S&P 500)2 and the 60% Standard and Poor's 500 Index /40% Lehman Brothers Aggregate Bond Index (60% S&P 500/40%
LBAB)2.

 AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 11/30/2006
 1 Year                                                       12.57%
 5 Years                                                      6.23%
 10 Years                                                     5.73%






PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE AND AFTER-TAX RETURNS, VISIT FEDERATEDINVESTORS.COM OR CALL 1-800-341-7400. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB, S&P 500 and the 60% S&P 500/40% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2 The LBAB, S&P 500 and the 60% S&P 500/40% LBAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The 60% S&P 500/40% LBAB is a weighted index that combines components of the S&P 500 and the LBAB. Figures shown for the index assume constant weighting of 60% S&P 500 and 40% LBAB throughout the period. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT-SELECT SHARES
The graph below illustrates the hypothetical investment of $10,0001 in Federated Moderate Allocation Fund (Select Shares) (the "Fund") from November 30, 1996 to November 30, 2006 compared to the Lehman Brothers Aggregate Bond Index (LBAB),2 the Standard & Poor's 500 Index (S&P 500)2 and the 60% Standard & Poor's 500 Index /40% Lehman Brothers Aggregate Bond Index (60% S&P 500/40% LBAB)2.



---------------------------------------------------------------------
|AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 11/30/2006|      |
---------------------------------------------------------------------
|1 Year                                                      |11.81%|
---------------------------------------------------------------------
|5 Years                                                     |5.52% |
---------------------------------------------------------------------
|10 Years                                                    |5.00% |
---------------------------------------------------------------------






PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE AND AFTER-TAX RETURNS, VISIT FEDERATEDINVESTORS.COM OR CALL 1-800-341-7400. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB, S&P 500 and the 60% S&P 500/40% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2 The LBAB, S&P 500 and the 60% S&P 500/40% LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The 60% S&P 500/40% LBAB is a weighted index that combines components of the S&P 500 and the LBAB. Figures shown for the index assume constant weighting of 60% S&P 500 and 40% LBAB throughout the period. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

Management's Discussion of Fund Performance for Federated Conservative
  Allocation Fund


Federated Conservative Allocation Fund's Institutional Shares and Select Shares had total returns of 10.35% and 9.58%, respectively, based on net asset value, for the one year reporting period ended November 30, 2006. The Standard & Poor's 500 Index (S&P 500) 1 and the Lehman Brothers Aggregate Bond Index (LBAB) 2 had total returns of 14.23% and 5.94%, respectively.

MARKETS
Stock prices rose during the first five months of the reporting period before falling during May and June. The total return of the S&P 500 from December to April was 5.64%, and from May to June was (2.75)%. Stock prices rose again in the final five months of the reporting period with the S&P 500 returning 11.18%. Foreign stock returns, aided by currency gains, were significantly higher than U.S. stock returns. Total returns for the Morgan Stanley Capital International
(MSCI) All Country World Ex. U.S. Index3 was 28.73% in U.S. dollars and 18.77% in local currency.

Interest rates rose during the first seven months of the reporting period before declining during the final five months. Between November 30, 2005 and June 30, 2006, the average yield to maturity of the LBAB increased from 5.20% to 5.81% before declining to 5.15% on November 30, 2006. Within the bond asset classes, emerging markets bonds, foreign developed market bonds and high yield bonds had the highest returns. Foreign developed market bond returns were significantly increased by currency gains.

FUND
The asset allocation of the fund is set relative to a neutral position of 40% in equities and 60% in fixed income. During the reporting period, the fund benefited from a larger than neutral allocation to stocks that was maintained for the entire period. The benefits from this larger allocation to stocks were greatest during the stock market rally from July to November. The returns of the fund were reduced by this strategy during May and June when stock prices declined. Within the equity portion, the fund maintained a larger than normal allocation to foreign stocks4 that increased returns. Relative to their benchmarks, the returns of the stock portion of the fund were positively impacted by the performance of the Capital Appreciation Core Fund and negatively affected by the performance of the Federated International Capital Appreciation Fund.

Within the bond portion, the fund benefited from maintaining a shorter duration5 than the Lehman Aggregate during the period of rising interest rates in the first seven months of the reporting period and a slightly longer duration than the index during the last portion of the year when interest rates were falling. In addition, the fund benefited from exposure to high yield bonds and foreign bonds6 that are not part of the fixed income benchmark.

In addition, the total return of the fund's shares reflects the negative impact of actual cash flows, transaction costs and other expenses.

1 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and investments cannot be made directly in an index.
2 Lehman Brothers Aggregate Bond Index is an unmanaged index composed from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Investments cannot be made directly in an index.
3     MSCI-All Country World Ex. U.S. Index is an unmanaged index representing
48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets. Investments cannot be made directly in an index.
4    International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
6 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices. High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

GROWTH OF A $25,000 INVESTMENT-INSTITUTIONAL SHARES
The graph below illustrates the hypothetical investment of $25,0001 in Federated Conservative Allocation Fund (Institutional Shares) (the "Fund") from November 30, 1996 to November 30, 2006 compared to the Lehman Brothers Aggregate Bond Index (LBAB)2, the Standard and Poor's 500 Index (S&P 500)2 and the 40% Standard and Poor's 500 Index /60% Lehman Brothers Aggregate Bond Index (40% S&P 500/60%
LBAB)2.

 AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 11/30/2006
 1 Year                                                        10.35%
 5 Years                                                        5.77%
 10 Years                                                       5.56%






PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE AND AFTER-TAX RETURNS, VISIT FEDERATEDINVESTORS.COM OR CALL 1-800-341-7400. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB, S&P 500 and the 40% S&P 500/60% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2 The LBAB, S&P 500 and the 40% S&P 500/60% LBAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The 40% S&P 500/60% LBAB is a weighted index that combines components of the S&P 500 and the LBAB. Figures shown for the index assumes constant weighting of 40% S&P 500 and 60% LBAB throughout the period. The indexes are unmanaged and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT-SELECT SHARES
The graph below illustrates the hypothetical investment of $10,0001 in Federated Conservative Allocation Fund (Select Shares) (the "Fund") from November 30, 1996 to November 30, 2006 compared to the Lehman Brothers Aggregate Bond Index
(LBAB)2, the Standard and Poor's 500 Index (S&P 500)2 and the 40% Standard and Poor's 500 Index /60% Lehman Brothers Aggregate Bond Index (40% S&P 500/60%
LBAB)2.

 AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 11/30/2006
 1 Year                                                        9.58%
 5 Years                                                       5.02%
 10 Years                                                      4.82%




PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE AND AFTER-TAX RETURNS, VISIT FEDERATEDINVESTORS.COM OR CALL 1-800-341-7400. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB, S&P 500 and the 40% S&P 500/60% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2 The LBAB, S&P 500 and the 40% S&P 500/60% LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The 40% S&P 500/60% LBAB is a weighted index that combines components of the S&P 500 and the LBAB. Figures shown for the index assumes constant weighting of 40% S&P 500 and 60% LBAB throughout the period. The indexes are unmanaged and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

Management's Discussion of Fund Performance for Federated Growth Allocation Fund The Federated Growth Allocation Fund's Institutional Shares and Select Shares had total returns of 14.60% and 13.85%, respectively, based on net asset value, for the one year reporting period ended November 30, 2006. The Standard & Poor's 500 Index (S&P 500)1 and the Lehman Brothers Aggregate Bond Index (LBAB)2 had total returns of 14.23% and 5.94% respectively.

MARKETS

Stock prices rose during the first five months of the reporting period before falling during May and June. The total return of the S&P 500 from December to April was 5.64%, and from May to June was (2.75)%. Stock prices rose again in the final five months of the reporting period with the S&P 500 returning 11.18%. Foreign stock returns, aided by currency gains, were significantly higher than U.S. stock returns. Total returns for the Morgan Stanley Capital International
(MSCI) All Country World Ex. U.S. Index3 was 28.73% in U.S. dollars and 18.77% in local currency.

Interest rates rose during the first seven months of the reporting period before declining during the final five months. Between November 30, 2005 and June 30, 2006, the average yield to maturity of the LBAB increased from 5.20% to 5.81% before declining to 5.15% on November 30, 2006. Within the bond asset classes, emerging markets bonds, foreign developed market bonds and high yield bonds had the highest returns. Foreign developed market bond returns were significantly increased by currency gains.

FUND

The asset allocation of the fund is set relative to a neutral position of 80% in equities and 20% in fixed income. During the reporting period, the fund benefited from a larger than neutral allocation to stocks that was maintained for the entire period. The benefits from this larger allocation to stocks were greatest during the stock market rally from July to November. The returns of the fund were reduced by this strategy during May and June when stock prices declined. Within the equity portion, the fund maintained a larger than normal allocation to foreign stocks4 that increased returns. Relative to their benchmarks, the returns of the stock portion of the fund were positively impacted by the performance of the Capital Appreciation Core Fund and negatively affected by the performance of the Federated International Capital Appreciation Fund.

Within the bond portion, the fund benefited from maintaining a shorter duration5 than the Lehman Aggregate during the period of rising interest rates in the first seven months of the reporting period and a slightly longer duration than the index during the last portion of the year when interest rates were falling. In addition, the fund benefited from exposure to high yield bonds and foreign bonds6 that are not part of the fixed income benchmark.

In addition, the total return of the fund's shares reflects the negative impact of actual cash flows, transaction costs and other expenses.

1 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and investments cannot be made directly in an index.
2 Lehman Brothers Aggregate Bond Index is an unmanaged index composed from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Investments cannot be made directly in an index.
3     MSCI-All Country World Ex. U.S. Index is an unmanaged index representing
48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets. Investments cannot be made directly in an index.
4    International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
6 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices. High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

GROWTH OF A $25,000 INVESTMENT-INSTITUTIONAL SHARES
The graph below illustrates the hypothetical investment of $25,0001 in Federated Growth Allocation Fund (Institutional Shares) (the "Fund") from November 30, 1996 to November 30, 2006 compared to the Lehman Brothers Aggregate Bond Index
(LBAB),2 the Standard and Poor's 500 Index (S&P 500)2 and the 80% Standard and Poor's 500 Index /20% Lehman Brothers Aggregate Bond Index (80% S&P 500/20%
LBAB)2.



 AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 11/30/2006
 1 Year                                                       14.60%
 5 Years                                                      5.90%
 10 Years                                                     5.26%






PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE AND AFTER-TAX RETURNS, VISIT FEDERATEDINVESTORS.COM OR CALL 1-800-341-7400. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB, S&P 500 and the 80% S&P 500/20% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2 The LBAB, S&P 500 and the 80% S&P 500/20% LBAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The 80% S&P 500/20% LBAB is a weighted index that combines components of the S&P 500 and the LBAB. Figures shown for the index assumes constant weighting of 80% S&P 500 and 20% LBAB throughout the period. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT-SELECT SHARES
The graph below illustrates the hypothetical investment of $10,0001 in Federated Growth Allocation Fund (Select Shares) (the "Fund") from November 30, 1996 to November 30, 2006 compared to the Lehman Brothers Aggregate Bond Index (LBAB),2 the Standard & Poor's 500 Index (S&P 500)2 and the 80% Standard & Poor's 500 Index /20% Lehman Brothers Aggregate Bond Index (80% S&P 500/20% LBAB)2.



 AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 11/30/2006
 1 Year                                                       13.85%
 5 Years                                                      5.16%
 10 Years                                                     4.52%






PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE AND AFTER-TAX RETURNS, VISIT FEDERATEDINVESTORS.COM OR CALL 1-800-341-7400. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.


1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB, S&P 500 and the 80% S&P 500/20% LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBAB, S&P 500 and the 80% S&P 500/20% LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The 80% S&P 500/20% LBAB is a weighted index that combines components of the S&P 500 and the LBAB. Figures shown for the index assumes constant weighting of 80% S&P 500 and 20% LBAB throughout the period. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

                      STATEMENT OF ADDITIONAL INFORMATION

                                AUGUST 28, 2007


                          ACQUISITION OF THE ASSETS OF

                     FEDERATED CONSERVATIVE ALLOCATION FUND
                      FEDERATED MODERATE ALLOCATION FUND
                       FEDERATED GROWTH ALLOCATION FUND
            PORTFOLIOS OF FEDERATED MANAGED ALLOCATION PORTFOLIOS

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                         Telephone No:  1-800-341-7400

                            BY AND IN EXCHANGE FOR

        FEDERATED MDT BALANCED FUND, A PORTFOLIO OF FEDERATED MDT SERIES
                      A PORTFOLIO OF FEDERATED MDT SERIES

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                         Telephone No:  1-800-341-7400

















This Statement of Additional Information dated August 28, 2007, is not a prospectus. A Prospectus/Proxy Statement dated August 28, 2007, related to the above-referenced matter may be obtained from Federated MDT Balanced Fund, on behalf of Federated MDT Series, by writing or calling Federated MDT Series at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.


                               TABLE OF CONTENTS


1. Statement of Additional Information of Federated Conservative Allocation Fund, Federated Moderate Allocation Fund, and Federated Growth Allocation Fund, portfolios of Federated Managed Allocation Portfolios, dated January 31, 2007.

2. Statement of Additional Information of Federated MDT Balanced Fund, a portfolio of Federated MDT Series, dated December 11, 2006.

3. Pro Forma Financial Statements of Federated Conservative Allocation Fund, Federated Moderate Allocation Fund, and Federated Growth Allocation Fund, portfolios of Federated Managed Allocation Portfolios, dated January 31, 2007.

                     INFORMATION INCORPORATED BY REFERENCE

      The Statement of Additional Information of Federated Conservative Allocation Fund, Federated Moderate Allocation Fund and Federated Growth Allocation Fund (the "Acquired Funds"), portfolios of Federated Managed Allocation Portfolios (the "Trust"), dated January 31, 2007, is incorporated by reference to the Acquired Funds Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A (File No. 811-1729), which was filed with the Securities and Exchange Commission on or about January 30, 2007. A copy may be obtained from the Federated Managed Allocation Portfolios at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779 or by calling
1-800-341-7400.

      The Statement of Additional Information of Federated MDT Balanced Fund (FMDTBF), a portfolio of Federated MDT Series (the "Federated Trust"), dated December 11, 2006 is incorporated by reference to Federated MDT Series' Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A (File No. 811-21904), which was filed with the Securities and Exchange Commission on or about November 28, 2006. A copy may be obtained from the Federated Trust at Federated Investors Funds 5800 Corporate Drive Pittsburgh, Pennsylvania 15237-7000 or by calling 1-800-341-7400.

      The audited financial statements of the Acquired Fund, dated November 30, 2006, are incorporated by reference to the Annual Report to shareholders of the Acquired Funds which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about January 31, 2007.

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Conservative Allocation Fund (FCAF), Federated Moderated Allocation Fund (FMAF), Federated Growth Allocation Fund (FGAF) (collectively, the "Acquired Funds") and Federated MDT Balanced Fund (FMDTBF), for the period ended ended January 31, 2007. MDT Balanced Fund (the "Predecessor Fund") was reorganized into FMDTBF as of the close of business on December 8, 2006. Prior to the reorganization, FMDTBF had no investment operations. FMDTBF is the successor to the Predecessor Fund. For the purposes of these Pro Forma Financial Statements, the financial information covers the periods from August 1, 2006 to January 31, 2007. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2007.


The Pro Forma Financial Statements give effect to the proposed exchange of assets of each of the Acquired Funds for Class A Shares and Class C Shares of FMDTBF. Under generally accepted accounting principles, FMDTBF will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.


The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED CONSERVATIVE ALLOCATION FUND
FEDERATED MODERATE ALLOCATION FUND
FEDERATED GROWTH ALLOCATION FUND
FEDERATED MDT BALANCED FUND
PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 FEDERATED    FEDERATED  FEDERATED  FEDERATED                              FEDERATED    FEDERATED   FEDERATED   FEDERATED
CONSERVATIVE  MODERATED    GROWTH      MDT                                CONSERVATIVE  MODERATE      GROWTH       MDT
 ALLOCATION  ALLOCATION  ALLOCATION  BALANCED  PRO FORMA                   ALLOCATION  ALLOCATION   ALLOCATION   BALANCED  PRO FORMA
    FUND        FUND        FUND       FUND    COMBINED                       FUND        FUND         FUND        FUND    COMBINED

    SHARES OR PRINCIPAL AMOUNT                                                                      VALUE
 COMMON STOCKS - 21.0%
AEROSPACE & DEFENSE - 0.1%
     0            0          0         800         800     Lockheed            0            0           0          $77,752   $77,752
                                                           Martin Corp.
     0            0          0        6,400       6,400    Raytheon Co.        0            0           0          332,160   332,160
     0            0          0         800         800     United              0            0           0           54,416    54,416
                                                           Technologies
                                                           Corp.
                                                                               0            0           0          464,328   464,328
BIOTECHNOLOGY - 0.4%
     0            0          0        1,500       1,500    Celgene Corp.*      0            0           0          108,615   108,615
     0            0          0        14,700     14,700    Genentech,          0            0           0        1,284,339 1,284,339
                                                           Inc.*
     0            0          0        4,300       4,300    Medimmune,          0            0           0          149,038   149,038
                                                           Inc.*
                                                                               0            0           0        1,541,992 1,541,992
BUILDING PRODUCTS - 0.0%
     0            0          0        3,200       3,200    American            0            0           0          158,048   158,048
                                                           Standard
                                                           Companies
CAPITAL MARKETS - 1.6%
     0            0          0         600         600     Affiliated          0            0           0           66,840    66,840
                                                           Managers
                                                           Group*
     0            0          0        4,700       4,700    Bear Stearns &      0            0           0          774,795   774,795
                                                           Co., Inc.
     0            0          0         900         900     Lehman              0            0           0           74,016    74,016
                                                           Brothers
                                                           Holdings, Inc.
     0            0          0        17,900     17,900    Merrill Lynch       0            0           0        1,674,724 1,674,724
                                                           & Co., Inc.
     0            0          0        38,500     38,500    Morgan Stanley      0            0           0        3,187,415 3,187,415
                                                                               0            0           0        5,777,790 5,777,790
CHEMICALS - 0.3%
     0            0          0         500         500     Ashland, Inc.       0            0           0           34,775    34,775
     0            0          0        26,300     26,300    Dow Chemical        0            0           0        1,092,502 1,092,502
                                                           Co.
     0            0          0        2,100       2,100    Nalco Holding       0            0           0           48,279    48,279
                                                           Co.*
                                                                               0            0           0        1,175,556 1,175,556
COMMERCIAL BANKS - 1.4%
     0            0          0         300         300     City National       0            0           0           21,579    21,579
                                                           Corp.
     0            0          0        7,400       7,400    Comerica, Inc.      0            0           0          438,820   438,820
     0            0          0        3,100       3,100    Fifth Third         0            0           0          123,690   123,690
                                                           Bancorp
     0            0          0         700         700     Huntington          0            0           0           16,296    16,296
                                                           Bancshares,
                                                           Inc.
     0            0          0        62,500     62,500    J.P. Morgan         0            0           0        3,183,125 3,183,125
                                                           Chase & Co.
     0            0          0        11,157     11,157    KeyCorp             0            0           0          425,863   425,863
     0            0          0        12,000     12,000    National City       0            0           0          454,200   454,200
                                                           Corp.
     0            0          0        3,600       3,600    SunTrust            0            0           0          299,160   299,160
                                                           Banks, Inc.
     0            0          0        2,300       2,300    UnionBanCal         0            0           0          148,626   148,626
                                                           Corp.
                                                                               0            0           0        5,111,359 5,111,359
COMMERCIAL SERVICES & SUPPLIES - 0.2%
     0            0          0         500         500     Brinks Co.          0            0           0           31,075    31,075
     0            0          0         900         900     Dun &               0            0           0           76,500    76,500
                                                           Bradstreet
                                                           Corp.
     0            0          0        1,000       1,000    Equifax, Inc.       0            0           0           41,530    41,530
     0            0          0        1,700       1,700    Miller Herman,      0            0           0           63,920    63,920
                                                           Inc.
     0            0          0        2,900       2,900    Pitney Bowes,       0            0           0          138,823   138,823
                                                           Inc.
     0            0          0        5,100       5,100    Robert Half         0            0           0          207,570   207,570
                                                           International,
                                                           Inc.
     0            0          0        1,400       1,400    TeleTech            0            0           0           37,730    37,730
                                                           Holdings,
                                                           Inc.*
     0            0          0         500         500     United              0            0           0           25,480    25,480
                                                           Stationers,
                                                           Inc.*
                                                                               0            0           0          622,628   622,628
COMMUNICATIONS EQUIPMENT - 0.0%
     0            0          0        1,700       1,700    Comverse            0            0           0           32,895    32,895
                                                           Technology,
                                                           Inc.*
     0            0          0         800         800     F5 Networks,        0            0           0           57,152    57,152
                                                           Inc.*
                                                                               0            0           0           90,047    90,047
COMPUTERS & PERIPHERALS - 0.5%
     0            0          0        15,200     15,200    Apple, Inc.*        0            0           0        1,303,096 1,303,096
     0            0          0        9,400       9,400    Network             0            0           0          353,440   353,440
                                                           Appliance,
                                                           Inc.*
                                                                               0            0           0        1,656,536 1,656,536
CONSTRUCTION MATERIALS - 0.1%
     0            0          0         600         600     Texas               0            0           0           44,052    44,052
                                                           Industries,
                                                           Inc.
     0            0          0        1,800       1,800    Vulcan              0            0           0          183,312   183,312
                                                           Materials Co.
                                                                               0            0           0          227,364   227,364
CONSUMER FINANCE - 0.1%
     0            0          0        5,000       5,000    AmeriCredit         0            0           0          135,700   135,700
                                                           Corp.*
     0            0          0        2,200       2,200    First               0            0           0          119,680   119,680
                                                           Marblehead
                                                           Corp.*
                                                                               0            0           0          255,380   255,380
CONTAINERS & PACKAGING - 0.1%
     0            0          0        1,300       1,300    Crown               0            0           0           28,691    28,691
                                                           Holdings,
                                                           Inc.*
     0            0          0         800         800     Sealed Air          0            0           0           52,720    52,720
                                                           Corp.
     0            0          0        1,600       1,600    Temple-Inland,      0            0           0           79,904    79,904
                                                           Inc.
                                                                               0            0           0          161,315   161,315
DIVERSIFIED CONSUMER SERVICES - 0.0%
     0            0          0         800         800     ITT                 0            0           0           62,080    62,080
                                                           Educational
                                                           Services,
                                                           Inc.*
     0            0          0        1,600       1,600    Weight              0            0           0           86,448    86,448
                                                           Watchers
                                                           International,
                                                           Inc.*
                                                                               0            0           0          148,528   148,528
DIVERSIFIED FINANCIAL SERVICES - 0.3%
     0            0          0        13,300     13,300    CIT Group Inc.      0            0           0          784,168   784,168
     0            0          0         300         300     Chicago             0            0           0          168,990   168,990
                                                           Mercantile
                                                           Exchange
                                                           Holdings, Inc.
     0            0          0        4,200       4,200    Moody's Corp.       0            0           0          300,552   300,552
                                                                               0            0           0        1,253,710 1,253,710
DIVERSIFIED TELECOMMUNICATIONS SERVICES - 0.1%
     0            0          0        7,000       7,000    Embarq Corp.        0            0           0          388,570   388,570
ELECTRIC UTILITIES - 0.1%
     0            0          0        4,400       4,400    Allegheny           0            0           0          204,688   204,688
                                                           Energy, Inc.*
     0            0          0        2,900       2,900    Edison              0            0           0          130,442   130,442
                                                           International
     0            0          0        1,300       1,300    FirstEnergy         0            0           0           77,129    77,129
                                                           Corp.
     0            0          0        1,300       1,300    Portland            0            0           0           33,982    33,982
                                                           General
                                                           Electric Co.
     0            0          0        4,700       4,700    Reliant             0            0           0           69,936    69,936
                                                           Resources,
                                                           Inc.*
                                                                               0            0           0          516,177   516,177
ELECTRICAL EQUIPMENT - 0.2%
     0            0          0        13,800     13,800    Honeywell           0            0           0          630,522   630,522
                                                           International,
                                                           Inc.
     0            0          0         500         500     Roper               0            0           0           25,960    25,960
                                                           Industries,
                                                           Inc.
                                                                               0            0           0          656,482   656,482
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
     0            0          0        2,900       2,900    Amphenol            0            0           0          196,388   196,388
                                                           Corp., Class A
     0            0          0        5,400       5,400    Avnet, Inc.*        0            0           0          167,670   167,670
     0            0          0        1,200       1,200    Daktronics,         0            0           0           41,484    41,484
                                                           Inc.
     0            0          0        4,500       4,500    Ingram Micor,       0            0           0           87,795    87,795
                                                           Inc., Class A*
     0            0          0        2,000       2,000    National            0            0           0           57,620    57,620
                                                           Instruments
                                                           Corp.
     0            0          0         100         100     Tech Data           0            0           0            3,714     3,714
                                                           Corp.*
                                                                               0            0           0          554,671   554,671
ENERGY EQUIPMENT & SERVICES - 1.0%
     0            0          0        3,300       3,300    Cameron             0            0           0          173,250   173,250
                                                           International
                                                           Corp.*
     0            0          0         300         300     FMC                 0            0           0           18,579    18,579
                                                           Technologies,
                                                           Inc.*
     0            0          0        1,500       1,500    GlobalSanaFe        0            0           0           87,015    87,015
                                                           Corp.
     0            0          0        1,900       1,900    Oceaneering         0            0           0           74,993    74,993
                                                           International,
                                                           Inc.*
     0            0          0        4,200       4,200    Patterson-UTI       0            0           0          101,430   101,430
                                                           Energy, Inc.
     0            0          0         500         500     SEACOR              0            0           0           50,615    50,615
                                                           Holdings,
                                                           Inc.*
     0            0          0        39,900     39,900    Schlumberger        0            0           0        2,533,251 2,533,251
                                                           Ltd.
     0            0          0        6,000       6,000    Transocean          0            0           0          464,220   464,220
                                                           Sedco Forex,
                                                           Inc.*
                                                                               0            0           0        3,503,353 3,503,353
FOOD & STAPLES - RETAILING - 0.1%
     0            0          0        4,100       4,100    Costco              0            0           0          230,338   230,338
                                                           Wholesale
                                                           Corp.
     0            0          0        1,800       1,800    Kroger Co.          0            0           0           46,080    46,080
     0            0          0        1,100       1,100    Longs Drug          0            0           0           47,300    47,300
                                                           Stores Corp.
                                                                               0            0           0          323,718   323,718
FOOD PRODUCTS - 0.1%
     0            0          0        5,700       5,700    Kellogg Co.         0            0           0          280,839   280,839
     0            0          0        3,500       3,500    Kraft Foods,        0            0           0          122,220   122,220
                                                           Inc. Class A
                                                                               0            0           0          403,059   403,059
GAS UTILITIES - 0.0%
     0            0          0        1,700       1,700    Energen Corp.       0            0           0           78,676    78,676
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
     0            0          0        1,600       1,600    Dentsply            0            0           0           49,344    49,344
                                                           International,
                                                           Inc.
     0            0          0        1,700       1,700    Immucor, Inc.*      0            0           0           53,618    53,618
     0            0          0        25,500     25,500    Medtronic,          0            0           0        1,362,975 1,362,975
                                                           Inc.
     0            0          0         600         600     Mentor Corp.        0            0           0           30,594    30,594
     0            0          0        5,300       5,300    St. Jude            0            0           0          226,628   226,628
                                                           Medical, Inc.*
                                                                               0            0           0        1,723,159 1,723,159
HEALTH CARE PROVIDERS & SERVICES - 0.4%
     0            0          0        8,800       8,800    Cardinal            0            0           0          628,496   628,496
                                                           Health, Inc.
     0            0          0        1,300       1,300    DaVita, Inc.*       0            0           0           70,980    70,980
     0            0          0         900         900     Lincare             0            0           0           35,415    35,415
                                                           Holdings,
                                                           Inc.*
     0            0          0        3,500       3,500    Medco Health        0            0           0          207,235   207,235
                                                           Solutions,
                                                           Inc.*
     0            0          0        1,600       1,600    Psychiatric         0            0           0           62,304    62,304
                                                           Solutions,
                                                           Inc.*
     0            0          0        6,800       6,800    WellPoint,          0            0           0          532,984   532,984
                                                           Inc.*
                                                                               0            0           0        1,537,414 1,537,414
HEALTH CARE TECHNOLOGY - 0.0%
     0            0          0        2,900       2,900    IMS Health,         0            0           0           83,694    83,694
                                                           Inc.
HOTELS RESTAURANTS & LEISURE - 0.1%
     0            0          0         700         700     LifeTime            0            0           0           37,940    37,940
                                                           Fitness, Inc.*
     0            0          0         400         400     Wynn Resorts        0            0           0           44,696    44,696
                                                           Ltd.*
     0            0          0        5,200       5,200    Yum! Brands,        0            0           0          312,052   312,052
                                                           Inc.
                                                                               0            0           0          394,688   394,688
HOUSEHOLD DURABLES - 0.2%
     0            0          0        2,500       2,500    Beazer Homes        0            0           0          108,775   108,775
                                                           USA, Inc.
     0            0          0        2,400       2,400    Centex Corp.        0            0           0          128,856   128,856
     0            0          0        3,100       3,100    KB HOME             0            0           0          168,082   168,082
     0            0          0         800         800     M.D.C.              0            0           0           46,616    46,616
                                                           Holdings, Inc.
     0            0          0         400         400     Mertiage            0            0           0           17,780    17,780
                                                           Corp.*
     0            0          0        8,800       8,800    Pulte Homes,        0            0           0          302,192   302,192
                                                           Inc.
     0            0          0        1,500       1,500    Ryland Group,       0            0           0           84,270    84,270
                                                           Inc.
     0            0          0        1,800       1,800    Standard-           0            0           0           49,392    49,392
                                                           Pacific Corp.
                                                                               0            0           0          905,963   905,963
HOUSEHOLD PRODUCTS - 1.0%
     0            0          0        8,500       8,500    Kimberly-Clark      0            0           0          589,900   589,900
                                                           Corp.
     0            0          0        50,400     50,400    Proctor &           0            0           0        3,269,448 3,269,448
                                                           Gamble Co.
                                                                               0            0           0        3,859,348 3,859,348
INDEPENDENT POWER PRODUCERS - 0.0%
     0            0          0        1,100       1,100    AES Corp.*          0            0           0           22,869    22,869
INDUSTRIAL CONGLOMERATES - 0.3%
     0            0          0        14,000     14,000    3M Co.              0            0           0        1,040,200 1,040,200
     0            0          0        3,600       3,600    McDermott           0            0           0          185,904   185,904
                                                           International,
                                                           Inc.*
     0            0          0         500         500     Teleflex, Inc.      0            0           0           33,390    33,390
                                                                               0            0           0        1,259,494 1,259,494
INSURANCE - 3.4%
     0            0          0        25,950     25,950    Allstate Corp.      0            0           0        1,561,152 1,561,152
     0            0          0        5,000       5,000    Ambac               0            0           0          440,500   440,500
                                                           Financial
                                                           Group, Inc.
     0            0          0        4,050       4,050    American            0            0           0          143,046   143,046
                                                           Financial
                                                           Group, Inc.
     0            0          0        47,800     47,800    American            0            0           0        3,271,910 3,271,910
                                                           International
                                                           Group, Inc.
     0            0          0        4,700       4,700    Assurant, Inc.      0            0           0          261,226   261,226
     0            0          0        6,600       6,600    Berkley, W.R.       0            0           0          218,394   218,394
                                                           Corp.
     0            0          0        2,700       2,700    CNA Financial       0            0           0          109,755   109,755
                                                           Corp.*
     0            0          0        14,600     14,600    Chubb Corp.         0            0           0          759,784   759,784
     0            0          0        2,300       2,300    Commerce            0            0           0           69,414    69,414
                                                           Group, Inc.
     0            0          0        2,100       2,100    HCC Insurance       0            0           0           65,583    65,583
                                                           Holdings, Inc.
     0            0          0        1,600       1,600    Hanover             0            0           0           76,880    76,880
                                                           Insurance
                                                           Group, Inc.*
     0            0          0        3,800       3,800    Hartford            0            0           0          360,658   360,658
                                                           Financial
                                                           Services
                                                           Group, Inc.
     0            0          0        11,300     11,300    Loews Corp.         0            0           0          491,098   491,098
     0            0          0        5,200       5,200    MBIA, Inc.          0            0           0          373,516   373,516
     0            0          0        30,600     30,600    Metlife, Inc.       0            0           0        1,900,872 1,900,872
     0            0          0        1,900       1,900    Nationwide          0            0           0          103,835   103,835
                                                           Financial
                                                           Services, Inc.
                                                           - Class A
     0            0          0        1,400       1,400    Odyssey Re          0            0           0           55,230    55,230
                                                           Holdings Corp.
     0            0          0        1,600       1,600    Ohio Casualty       0            0           0           47,264    47,264
                                                           Corp.
     0            0          0        22,900     22,900    Progressive         0            0           0          531,051   531,051
                                                           Corp., Ohio
     0            0          0        2,000       2,000    Reinsurance         0            0           0          116,300   116,300
                                                           Group of
                                                           America, Inc.
     0            0          0        4,200       4,200    Safeco Corp.        0            0           0          268,842   268,842
     0            0          0         400         400     Safety              0            0           0           19,536    19,536
                                                           Insurance
                                                           Group, Inc.
     0            0          0        1,000       1,000    StanCorp            0            0           0           47,850    47,850
                                                           Financial
                                                           Group, Inc.
     0            0          0        26,200     26,200    The St. Paul        0            0           0        1,332,270 1,332,270
                                                           Travelers
                                                           Companies,
                                                           Inc.
                                                                               0            0           0      12,625,966 12,625,966
INTERNET & CATALOG RETAIL - 0.1%
     0            0          0        2,500       2,500    Expedia, Inc.*      0            0           0           53,625    53,625
     0            0          0        3,500       3,500    AC Interactive      0            0           0          134,400   134,400
                                                           Corp.*
     0            0          0        1,100       1,100    Nutri/System,       0            0           0           48,455    48,455
                                                           Inc.*
                                                                               0            0           0          236,480   236,480
INTERNET SOFTWARE & SERVICES - 0.1%
     0            0          0        5,400       5,400    eBay, Inc.*         0            0           0          174,906   174,906
     0            0          0        3,000       3,000    ValueClick,         0            0           0           76,560    76,560
                                                           Inc.*
                                                                               0            0           0          251,466   251,466
IT SERVICES - 0.2%
     0            0          0         800         800     Alliance Data       0            0           0           54,344    54,344
                                                           Systems Corp.*
     0            0          0        3,700       3,700    Automatic Data      0            0           0          176,564   176,564
                                                           Processing,
                                                           Inc.
     0            0          0        1,300       1,300    Ceridan Corp.       0            0           0           38,961    38,961
                                                           - New*
     0            0          0        1,000       1,000    Checkfree           0            0           0           41,430    41,430
                                                           Corp.*
     0            0          0        3,500       3,500    Cognizant           0            0           0          298,515   298,515
                                                           Technology
                                                           Solutions
                                                           Corp.*
     0            0          0        2,300       2,300    Computer            0            0           0          120,658   120,658
                                                           Sciences
                                                           Corp.*
     0            0          0        2,300       2,300    Fiserv, Inc.*       0            0           0          120,911   120,911
                                                                               0            0           0          851,383   851,383
LEISURE EQUIPMENT & PRODUCTS - 0.0%
     0            0          0        1,200       1,200    Brunswick           0            0           0           40,932    40,932
                                                           Corp.
LIFE SCIENCES TOOLS & SERVICES - 0.0%
     0            0          0        1,700       1,700    Waters Corp.*       0            0           0           96,373    96,373
MACHINERY - 0.2%
     0            0          0        1,200       1,200    Briggs &            0            0           0           35,568    35,568
                                                           Stratton Corp.
     0            0          0        3,100       3,100    Danaher Corp.       0            0           0          229,586   229,586
     0            0          0        2,900       2,900    Deere & Co.         0            0           0          290,812   290,812
                                                                               0            0           0          555,966   555,966
MEDIA - 1.0%
     0            0          0        40,900     40,900    Comcast Corp.,      0            0           0        1,812,688 1,812,688
                                                           Class A*
     0            0          0        5,400       5,400    Discovery           0            0           0           89,478    89,478
                                                           Holding Co.,
                                                           Class A*
     0            0          0        1,300       1,300    Lamar               0            0           0           86,164    86,164
                                                           Advertising
                                                           Co.
     0            0          0        5,900       5,900    McGraw-Hill         0            0           0          395,772   395,772
                                                           Cos., Inc.
     0            0          0        2,900       2,900    Omnicom Group,      0            0           0          305,080   305,080
                                                           Inc.
     0            0          0        39,900     39,900    Time Warner,        0            0           0          872,613   872,613
                                                           Inc.
     0            0          0        4,800       4,800    Viacom, Inc.,       0            0           0          195,216   195,216
                                                           Class B - new*
                                                                               0            0           0        3,757,011 3,757,011
METALS & MINING - 0.1%
     0            0          0        4,500       4,500    Commercial          0            0           0          121,995   121,995
                                                           Metals Corp.
     0            0          0         900         900     Metal               0            0           0           36,936    36,936
                                                           Management,
                                                           Inc.
     0            0          0         900         900     Quanex Corp.        0            0           0           35,271    35,271
     0            0          0        2,100       2,100    Worthington         0            0           0           40,278    40,278
                                                           Industries,
                                                           Inc.
                                                                               0            0           0          234,480   234,480
MULTI-UTILITIES - 0.1%
     0            0          0        5,200       5,200    PG&E Corp.          0            0           0          242,736   242,736
     0            0          0         700         700     SCANA Corp.         0            0           0           28,504    28,504
                                                                               0            0           0          271,240   271,240
MULTILINE RETAIL - 0.2%
     0            0          0        3,900       3,900    Sears Holdings      0            0           0          688,935   688,935
                                                           Corp.*
OIL GAS & CONSUMABLE FUELS - 2.3%
     0            0          0        27,700     27,700    Anadarko            0            0           0        1,211,875 1,211,875
                                                           Petroleum
                                                           Corp.
     0            0          0        43,100     43,100    Chevron Corp.       0            0           0        3,141,128 3,141,128
     0            0          0        15,200     15,200    Devon Energy        0            0           0        1,065,368 1,065,368
                                                           Corp.
     0            0          0        1,300       1,300    General             0            0           0           47,437    47,437
                                                           Maritime Corp.
                                                           *
     0            0          0        15,500     15,500    Marathon Oil        0            0           0        1,400,270 1,400,270
                                                           Corp.
     0            0          0        2,100       2,100    OMI Corp.           0            0           0           46,326    46,326
     0            0          0        3,900       3,900    Pioneer             0            0           0          159,900   159,900
                                                           Natural
                                                           Resources,
                                                           Inc.
     0            0          0        2,200       2,200    Pogo Producing      0            0           0          109,010   109,010
                                                           Co.
     0            0          0        3,200       3,200    Tesoro              0            0           0          263,648   263,648
                                                           Petroleum
                                                           Corp.
     0            0          0        18,900     18,900    Valero Energy       0            0           0        1,025,892 1,025,892
                                                           Corp.
                                                                               0            0           0        8,470,854 8,470,854
PAPER & FOREST PRODUCTS - 0.0%
     0            0          0        3,400       3,400    MeadWestvaco        0            0           0          102,476   102,476
                                                           Corp.
PERSONAL PRODUCTS - 0.0%
     0            0          0        2,200       2,200    Avon Products,      0            0           0           75,658    75,658
                                                           Inc.
PHARMACEUTICALS- 0.3%
     0            0          0        10,600     10,600    Johnson &           0            0           0          708,080   708,080
                                                           Johnson
     0            0          0        16,400     16,400    Schering            0            0           0          410,000   410,000
                                                           Plough Corp.
                                                                               0            0           0        1,118,080 1,118,080
REAL ESTATE INVESTMENT TRUSTS - 2.4%
     0            0          0        6,000       6,000    AMB Property        0            0           0          365,100   365,100
                                                           Corp.
     0            0          0        4,200       4,200    Alexandria          0            0           0          455,112   455,112
                                                           Real Estate
                                                           Equities, Inc.
     0            0          0        9,650       9,650    Archstone-          0            0           0          609,977   609,977
                                                           Smith Trust
     0            0          0        4,100       4,100    Avalonbay           0            0           0          608,276   608,276
                                                           Communities,
                                                           Inc.
     0            0          0        6,350       6,350    Boston              0            0           0          800,671   800,671
                                                           Properties,
                                                           Inc.
     0            0          0        4,450       4,450    Developers          0            0           0          298,684   298,684
                                                           Diversified
                                                           Realty Corp.
     0            0          0        9,900       9,900    Equity              0            0           0          557,172   557,172
                                                           Residential
                                                           Properties
                                                           Trust
     0            0          0        2,800       2,800    Federal Realty      0            0           0          261,576   261,576
                                                           Investment
                                                           Trust
     0            0          0        5,000       5,000    General Growth      0            0           0          307,600   307,600
                                                           Properties,
                                                           Inc.
     0            0          0        9,900       9,900    Health Care         0            0           0          408,375   408,375
                                                           Property
                                                           Investors,
                                                           Inc.
     0            0          0        15,000     15,000    Host Hotels &       0            0           0          397,050   397,050
                                                           Resorts, Inc.
     0            0          0        6,100       6,100    Kimco Realty        0            0           0          302,560   302,560
                                                           Corp.
     0            0          0        7,700       7,700    ProLogis Trust      0            0           0          500,500   500,500
     0            0          0        4,500       4,500    Public              0            0           0          489,420   489,420
                                                           Storage, Inc.
     0            0          0        5,300       5,300    SL Green            0            0           0          776,874   776,874
                                                           Realty Corp.
     0            0          0        7,000       7,000    Simon Property      0            0           0          800,730   800,730
                                                           Group, Inc.
     0            0          0        6,200       6,200    Taubman             0            0           0          361,274   361,274
                                                           Centers, Inc.
     0            0          0        4,850       4,850    Vornado Realty      0            0           0          593,398   593,398
                                                           Trust
                                                                               0            0           0        8,894,349 8,894,349
ROAD & RAIL - 0.3%
     0            0          0        2,000       2,000    Burlington          0            0           0          160,720   160,720
                                                           Northern Santa
                                                           Fe
     0            0          0        1,800       1,800    Con-way, Inc.       0            0           0           89,532    89,532
     0            0          0        15,700     15,700    Norfolk             0            0           0          779,505   779,505
                                                           Southern Corp.
     0            0          0        2,200       2,200    Ryder Systems,      0            0           0          119,988   119,988
                                                           Inc.
     0            0          0        1,800       1,800    Werner              0            0           0           34,218    34,218
                                                           Enterpirses,
                                                           Inc.
                                                                               0            0           0        1,183,963 1,183,963
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 0.0%
     0            0          0        2,300       2,300    Altera Corp.*       0            0           0          120,520   120,520
SOFTWARE - 0.1%
     0            0          0        22,400     22,400    Oracle Corp.*       0            0           0          384,384   384,384
     0            0          0         700         700     Quality             0            0           0           29,701    29,701
                                                           Systems, Inc.
     0            0          0        1,800       1,800    THQ, Inc.*          0            0           0           54,540    54,540
                                                                               0            0           0          468,625   468,625
SPECIALTY RETAIL - 0.3%
     0            0          0         700         700     AutoZone,           0            0           0           87,941    87,941
                                                           Inc.*
     0            0          0        3,100       3,100    CarMax, Inc.*       0            0           0          178,033   178,033
     0            0          0         600         600     Children's          0            0           0           32,526    32,526
                                                           Place Retail
                                                           Stores, Inc.*
     0            0          0        1,100       1,100    Dick's              0            0           0           56,639    56,639
                                                           Sporting
                                                           Goods, Inc.*
     0            0          0        1,400       1,400    Guess?, Inc.*       0            0           0          100,954   100,954
     0            0          0         800         800     Gymboree            0            0           0           34,632    34,632
                                                           Corp.*
     0            0          0        17,600     17,600    Home Depot,         0            0           0          717,024   717,024
                                                           Inc.
     0            0          0         800         800     J Crew Group,       0            0           0           29,064    29,064
                                                           Inc.*
     0            0          0         100         100     Zale Corp.*         0            0           0            2,752     2,752
                                                                               0            0           0        1,239,565 1,239,565
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
     0            0          0        13,800     13,800    Coach, Inc.*        0            0           0          632,868   632,868
     0            0          0        1,200       1,200    Crocs, Inc.*        0            0           0           60,408    60,408
                                                                               0            0           0          693,276   693,276
THRIFTS & MORTGAGE FINANCE - 0.3%
     0            0          0        1,200       1,200    Downey              0            0           0           85,848    85,848
                                                           Financial
                                                           Corp.
     0            0          0        2,000       2,000    Federal Home        0            0           0          129,860   129,860
                                                           Loan Mortgage
                                                           Corp.
     0            0          0        1,000       1,000    FirstFed            0            0           0           68,950    68,950
                                                           Financial
                                                           Corp.*
     0            0          0        3,800       3,800    MGIC                0            0           0          234,536   234,536
                                                           Investment
                                                           Corp.
     0            0          0        3,600       3,600    PMI Group,          0            0           0          172,152   172,152
                                                           Inc.
     0            0          0        3,700       3,700    Radian Group,       0            0           0          222,814   222,814
                                                           Inc.
                                                                               0            0           0          914,160   914,160
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
     0            0          0         400         400     U.S. Cellular       0            0           0           28,840    28,840
                                                           Corp.*
                                                           TOTAL COMMON        0            0           0      77,776,514 77,776,514
                                                           STOCKS (COST
                                                           $68,470,848)
ASSET-BACKED SECURITIES- 0.3%
     0            0          0        58,994     58,994    CS First            0            0           0           58,460    58,460
                                                           Boston
                                                           Mortgage
                                                           Securities
                                                           Corp. 2002-
                                                           HE4, Class AF,
                                                           5.51%,
                                                           8/25/2032
     0            0          0       648,723     648,723   Community           0            0           0          638,909   638,909
                                                           Program Loan
                                                           Trust 1987-A,
                                                           Class A4,
                                                           4.50%,
                                                           10/1/2018
     0            0          0       452,714     452,714   MMCA                0            0           0          451,692   451,692
                                                           Automobile
                                                           Trust 2002-2,
                                                           Class C,
                                                           5.55%,
                                                           3/15/2010
     0            0          0       140,000     140,000   Morgan Stanley      0            0           0          137,539   137,539
                                                           Capital I
                                                           2006-IQ12 A4,
                                                           5.319%,
                                                           12/15/2043
                                                           TOTAL ASSET-        0            0           0        1,286,600 1,286,600
                                                           BACKED
                                                           SECURITIES
                                                           (IDENTIFIED
                                                           COST
                                                           $1,297,142)
COLLATERALIZED MORTGAGE OBLIGATIONS- 0.2%
     0            0          0       469,749     469,749   Bear Stearns        0            0           0          314,914   314,914
                                                           Asset Backed
                                                           Securities,
                                                           Inc. 2005-AC6,
                                                           Class 21PO,
                                                           0.00%,
                                                           9/25/2020
     0            0          0        5,692       5,692    Bear Stearns        0            0           0            5,592     5,592
                                                           Mortgage
                                                           Securities,
                                                           Inc. 1997-6,
                                                           Class 1A,
                                                           6.66%,
                                                           3/25/2031
     0            0          0        16,838     16,838    Federal Home        0            0           0           16,784    16,784
                                                           Loan Mortgage
                                                           Corp. REMIC
                                                           1311 K, 7.00%
                                                           7/15/2022
     0            0          0        33,518     33,518    Federal Home        0            0           0           33,419    33,419
                                                           Loan Mortgage
                                                           Corp. REMIC
                                                           1384 D, 7.00%
                                                           9/15/2022
     0            0          0        39,298     39,298    Federal Home        0            0           0           40,806    40,806
                                                           Loan Mortgage
                                                           Corp. REMIC
                                                           1595 D, 7.00%
                                                           10/15/2013
     0            0          0        75,000     75,000    Federal Home        0            0           0           75,595    75,595
                                                           Loan Mortgage
                                                           Corp. REMIC
                                                           2497 JH, 6.00%
                                                           9/15/2032
     0            0          0        67,057     67,057    Federal Home        0            0           0           66,830    66,830
                                                           Loan Mortgage
                                                           Corp. REMIC
                                                           2676 JA, 4.00%
                                                           5/15/2016
     0            0          0        82,752     82,752    Federal             0            0           0           91,131    91,131
                                                           National
                                                           Mortgage
                                                           Association
                                                           REMIC 1993-113
                                                           SB, 9.75%,
                                                           7/25/2023
     0            0          0        16,017     16,017    Federal             0            0           0           16,653    16,653
                                                           National
                                                           Mortgage
                                                           Association
                                                           REMIC 2001-37
                                                           GA, 8.00%,
                                                           7/25/2016
     0            0          0        20,980     20,980    Federal             0            0           0           19,423    19,423
                                                           National
                                                           Mortgage
                                                           Association
                                                           REMIC 2003-35
                                                           UC, 3.75%,
                                                           5/25/2033
     0            0          0        20,173     20,173    Government          0            0           0           20,434    20,434
                                                           National
                                                           Mortgage
                                                           Association
                                                           REMIC 1999-29
                                                           PB, 7.25%,
                                                           7/16/2028
     0            0          0        61,195     61,195    Government          0            0           0           61,806    61,806
                                                           National
                                                           Mortgage
                                                           Association
                                                           REMIC 2002-17
                                                           B, 6.00%,
                                                           3/20/2032
                                                           TOTAL               0            0           0          763,387   763,387
                                                           COLLATERALIZED
                                                           MORTGAGE
                                                           OBLIGATIONS
                                                           (IDENTIFIED
                                                           COST $810,587)
CORPORATE NOTES & BONDS - 3.5%
BASIC INDUSTRY - CHEMICALS - 0.0%
     0            0          0        75,000     75,000    Albemarle           0            0           0           70,787    70,787
                                                           Corp., Sr.
                                                           Note, 5.10%,
                                                           2/1/2015
BASIC INDUSTRY - METALS & MINING - 0.1%
     0            0          0        35,000     35,000    Alcoa, Inc.,        0            0           0           34,865    34,865
                                                           Note, 5.55%,
                                                           2/1/2017
     0            0          0       100,000     100,000   BHP Finance         0            0           0           98,176    98,176
                                                           (USA), Inc.,
                                                           Company
                                                           Guarantee,
                                                           5.25%,
                                                           12/15/2015
     0            0          0       150,000     150,000   Vale Overseas       0            0           0          152,438   152,438
                                                           Limited,
                                                           6.875%,
                                                           11/21/2036
     0            0          0       150,000     150,000   (1)(2) Xstrata      0            0           0          148,831   148,831
                                                           Finance Canada
                                                           L, Unsecd.
                                                           Note, 5.50%,
                                                           11/16/2011
                                                                               0            0           0          434,310   434,310
CAPITAL GOODS - AEROSPACE & DEFENSE - 0.1%
     0            0          0       125,000     125,000   Boeing Co.,         0            0           0          123,821   123,821
                                                           Note 5.125%,
                                                           2/15/2013
     0            0          0       200,000     200,000   Raytheon Co.,       0            0           0          199,311   199,311
                                                           Unsecd. Note,
                                                           5.375%,
                                                           4/1/2013
                                                                               0            0           0          323,132   323,132
CAPITAL GOODS - DIVERSIFIED MANUFACTURING - 0.0%
     0            0          0       100,000     100,000   Emerson             0            0           0          101,619   101,619
                                                           Electric Co.,
                                                           Unsecd. Note,
                                                           5.75%,
                                                           11/1/2011
CAPITAL GOODS - ENVIRONMENTAL - 0.0%
     0            0          0       100,000     100,000   Waste               0            0           0          105,994   105,994
                                                           Management,
                                                           Inc., 7.375%,
                                                           8/1/2010
COMMUNICATIONS - MEDIA & CABLE - 0.1%
     0            0          0       100,000     100,000   Comcast Corp.,      0            0           0          108,102   108,102
                                                           Sr. Note,
                                                           7.125%,
                                                           6/15/2013
     0            0          0        75,000     75,000    Cox                 0            0           0           73,425    73,425
                                                           Communications,
                                                           Inc., Unsecd.
                                                           Note, 5.45%,
                                                           12/15/2014
                                                                               0            0           0          181,527   181,527
COMMUNICATIONS - MEDIA NONCABLE - 0.1%
     0            0          0       100,000     100,000   British Sky         0            0           0          106,113   106,113
                                                           Broadcasting
                                                           Group PLC,
                                                           8.20%,
                                                           7/15/2009
     0            0          0        75,000     75,000    News America        0            0           0           86,120    86,120
                                                           Holdings,
                                                           Company
                                                           Guarantee,
                                                           8.00%,
                                                           10/17/2016
     0            0          0        75,000     75,000    News America        0            0           0           87,556    87,556
                                                           Holdings, Sr.
                                                           Deb., 9.25%,
                                                           2/1/2013
                                                                               0            0           0          279,789   279,789
COMMUNICATIONS - TELECOM WIRELESS - 0.1%
     0            0          0       150,000     150,000   AT&T Wireless       0            0           0          195,113   195,113
                                                           Services, Sr.
                                                           Note, 8.75%,
                                                           3/1/2031
     0            0          0       100,000     100,000   Cingular            0            0           0          104,657   104,657
                                                           Wirless LLC,
                                                           Sr. Note,
                                                           6.50%,
                                                           12/15/2011
     0            0          0       100,000     100,000   Sprint Capital      0            0           0          110,853   110,853
                                                           Corp., Note,
                                                           8.375%,
                                                           3/15/2012
                                                                               0            0           0          410,623   410,623
COMMUNICATIONS - TELECOM WIRELINES - 0.2%
     0            0          0       400,000     400,000   GTE North,          0            0           0          409,847   409,847
                                                           Inc., Deb.,
                                                           Series D,
                                                           6.90%,
                                                           11/1/2008
     0            0          0        75,000     75,000    Telefonica SA,      0            0           0           81,052    81,052
                                                           Company
                                                           Guarantee,
                                                           7.045%,
                                                           6/20/2036
     0            0          0       100,000     100,000   Telefonos de        0            0           0           98,050    98,050
                                                           Mexico, Note,
                                                           4.50%,
                                                           11/19/2008
                                                                               0            0           0          588,949   588,949
CONSUMER CYCLICAL - AUTOMOTIVE - 0.1%
     0            0          0        75,000     75,000    DaimlerChrysler      0            0           0          73,208    73,208
                                                           North America,
                                                           Sr. Note,
                                                           4.875%,
                                                           6/15/2010
     0            0          0        50,000     50,000    DaimlerChrysler      0            0           0          51,329    51,329
                                                           North America
                                                           Holding Corp.,
                                                           Sr. Note,
                                                           6.50%,
                                                           11/15/2013
     0            0          0       300,000     300,000   General Motors      0            0           0          300,000   300,000
                                                           Acceptance,
                                                           Note, 6.125%,
                                                           2/1/2007
                                                                               0            0           0          424,537   424,537
CONSUMER CYCLICAL - ENTERTAINMENT - 0.0%
     0            0          0        75,000     75,000    Disney Co.,         0            0           0           76,131    76,131
                                                           Note, 5.70%,
                                                           7/15/2011
     0            0          0       100,000     100,000   Time Warner,        0            0           0           99,804    99,804
                                                           Inc., 5.50%,
                                                           11/15/2011
                                                                               0            0           0          175,935   175,935
CONSUMER CYCLICAL - LODGING - 0.0%
     0            0          0       100,000     100,000   (1)(2) Wyndham      0            0           0           98,533    98,533
                                                           Worldwide
                                                           Corp., Sr.
                                                           Unsecd. Note,
                                                           6.00%,
                                                           12/1/2016
CONSUMER CYCLICAL - RETAILERS - 0.1%
     0            0          0       125,000     125,000   Home Depot,         0            0           0          120,917   120,917
                                                           Inc., 5.40%,
                                                           3/1/2016
     0            0          0       100,000     100,000   Target Corp.,       0            0           0          102,518   102,518
                                                           5.875%,
                                                           3/1/2012
                                                                               0            0           0          223,435   223,435
CONSUMER NON-CYCLICAL - FOOD/BEVERAGE - 0.1%
     0            0          0       100,000     100,000   Bottling Group      0            0           0           99,850    99,850
                                                           LLC, Note
                                                           5.50%,
                                                           4/1/2016
     0            0          0        40,000     40,000    General Mills,      0            0           0           39,966    39,966
                                                           Inc., Note,
                                                           5.70%,
                                                           2/15/2017
     0            0          0        75,000     75,000    Kraft Foods,        0            0           0           73,913    73,913
                                                           Inc., Note,
                                                           5.25%,
                                                           10/1/2013
     0            0          0        50,000     50,000    Kraft Foods,        0            0           0           51,746    51,746
                                                           Inc., Note,
                                                           6.25%,
                                                           6/1/2012
                                                                               0            0           0          265,475   265,475
CONSUMER NON-CYCLICAL - HEALTH CARE - 0.0%
     0            0          0       100,000     100,000   Medtronic,          0            0           0           97,138    97,138
                                                           Inc., Note,
                                                           Series B,
                                                           4.375%,
                                                           9/15/2010
CONSUMER NON-CYCLICAL - PHARMACEUTICALS - 0.1%
     0            0          0        75,000     75,000    Abbott              0            0           0           75,300    75,300
                                                           Laboratories,
                                                           Note, 5.375%,
                                                           5/15/2009
     0            0          0       100,000     100,000   Genentech,          0            0           0           95,371    95,371
                                                           Inc., Sr.
                                                           Note, 4.75%,
                                                           7/15/2015
     0            0          0       125,000     125,000   Lilly (Eli) &       0            0           0          134,551   134,551
                                                           Co., Unsecd.
                                                           Note, 6.57%,
                                                           1/1/2016
     0            0          0       100,000     100,000   Pharmacia           0            0           0          108,202   108,202
                                                           Corp., Sr.
                                                           Deb., 6.50%,
                                                           12/1/2018
     0            0          0       100,000     100,000   Wyeth, Unsecd.      0            0           0          100,060   100,060
                                                           Note, 5.50%,
                                                           2/1/2014
                                                                               0            0           0          513,484   513,484
CONSUMER NON-CYCLICAL - SUPERMARKETS - 0.1%
     0            0          0       250,000     250,000   Safeway, Inc.       0            0           0          249,120   249,120
                                                           Notes 4.800%,
                                                           07/16/2007
CONSUMER NON-CYCLICAL - TOBACCO - 0.0%
     0            0          0        75,000     75,000    Altria Group,       0            0           0           81,642    81,642
                                                           Inc., Note,
                                                           7.00%,
                                                           11/4/2013
ENERGY - INDEPENDENT - 0.1%
     0            0          0        55,000     55,000    Anadarko            0            0           0           54,619    54,619
                                                           Petroleum
                                                           Corp., Sr.
                                                           Note, 5.95%,
                                                           9/15/2016
     0            0          0        50,000     50,000    Canadian            0            0           0           47,106    47,106
                                                           Natural
                                                           Resources,
                                                           4.90%,
                                                           12/1/2014
     0            0          0       150,000     150,000   Pemex Project       0            0           0          166,995   166,995
                                                           Funding
                                                           Master,
                                                           Company
                                                           Guarantee,
                                                           9.125%,
                                                           10/13/2010
                                                                               0            0           0          268,720   268,720
ENERGY - INTEGRATED - 0.1%
     0            0          0        75,000     75,000    Conoco Funding      0            0           0           87,594    87,594
                                                           Co., 7.25%,
                                                           10/15/2031
     0            0          0        75,000     75,000    ConocoPhillip       0            0           0           75,374    75,374
                                                           Australia,
                                                           5.50%,
                                                           4/15/2013
     0            0          0       100,000     100,000   Husky Oil           0            0           0          111,698   111,698
                                                           Ltd., Sr.
                                                           Deb., 7.55%,
                                                           11/15/2016
                                                                               0            0           0          274,666   274,666
ENERGY - REFINING - 0.1%
     0            0          0       100,000     100,000   Valero Energy       0            0           0          105,703   105,703
                                                           Corp., 6.875%,
                                                           4/15/2012
     0            0          0        50,000     50,000    Valero Energy       0            0           0           56,955    56,955
                                                           Corp., 7.50%,
                                                           4/15/2032
     0            0          0        75,000     75,000    Valero Energy       0            0           0           70,358    70,358
                                                           Corp., Note,
                                                           4.75%,
                                                           4/1/2014
                                                                               0            0           0          233,016   233,016
FINANCIAL INSTITUTIONS - BANKING - 0.6%
     0            0          0       200,000     200,000   Bank of             0            0           0          199,437   199,437
                                                           America Corp.,
                                                           Sr. Note,
                                                           5.375%,
                                                           6/15/2014
     0            0          0       120,000     120,000   Capital One         0            0           0          121,157   121,157
                                                           Capital IV,
                                                           6.745%,
                                                           2/17/2037
     0            0          0       200,000     200,000   Citigroup,          0            0           0          199,021   199,021
                                                           Inc., Note,
                                                           5.125%,
                                                           2/14/2011
     0            0          0       100,000     100,000   Credit Suisse       0            0           0          100,898   100,898
                                                           First Boston,
                                                           Sr. Note,
                                                           5.50%,
                                                           8/16/2011
     0            0          0       100,000     100,000   HSBC Finance        0            0           0          100,851   100,851
                                                           Capital Trust,
                                                           Note, 5.911%,
                                                           11/30/2035
     0            0          0       200,000     200,000   HSBC Finance        0            0           0          197,015   197,015
                                                           Corp., 4.75%,
                                                           4/15/2010
     0            0          0       100,000     100,000   Household           0            0           0          107,417   107,417
                                                           Finance Corp.,
                                                           Note, 7.00%,
                                                           5/15/2012
     0            0          0       150,000     150,000   J.P. Morgan         0            0           0          152,735   152,735
                                                           Chase & Co.,
                                                           5.75%,
                                                           1/2/2013
     0            0          0       100,000     100,000   Marshall &          0            0           0           97,444    97,444
                                                           Ilsley Bank,
                                                           Sr. Note,
                                                           4.40%,
                                                           3/15/2010
     0            0          0       200,000     200,000   Northern Trust      0            0           0          200,039   200,039
                                                           Corp., Sr.
                                                           Note, 5.30%,
                                                           8/29/2011
     0            0          0       100,000     100,000   PNC Funding         0            0           0          105,310   105,310
                                                           Corp., Sub.
                                                           Note, 7.50%,
                                                           11/1/2009
     0            0          0       100,000     100,000   Popular North       0            0           0          100,078   100,078
                                                           America,
                                                           5.65%,
                                                           4/15/2009
     0            0          0       250,000     250,000   US BANK NA,         0            0           0          242,308   242,308
                                                           Sub. Note,
                                                           4.95%,
                                                           10/30/2014
     0            0          0       250,000     250,000   Wachovia Bank       0            0           0          238,601   238,601
                                                           NA, 4.80%,
                                                           11/1/2014
     0            0          0       100,000     100,000   Wells Fargo         0            0           0          104,116   104,116
                                                           Bank NA, Sub.
                                                           Noet, 6.45%,
                                                           2/1/2011
     0            0          0        75,000     75,000    Zions Bancorp,      0            0           0           73,204    73,204
                                                           Sub. Note,
                                                           5.50%,
                                                           11/16/2015
                                                                               0            0           0        2,339,631 2,339,631
FINANCIAL INSTITUTIONS - BROKERAGE - 0.3%
     0            0          0       100,000     100,000   Amvescap PLC,       0            0           0           97,471    97,471
                                                           Sr. Note,
                                                           4.50%,
                                                           12/15/2009
     0            0          0       100,000     100,000   Bear Stearns &      0            0           0           96,046    96,046
                                                           Cos., Inc.,
                                                           Unsecd. Note,
                                                           3.25%,
                                                           3/25/2009
     0            0          0       150,000     150,000   Goldman Sachs       0            0           0          148,556   148,556
                                                           Group, Inc.,
                                                           Note, 5.25%,
                                                           10/15/2013
     0            0          0       400,000     400,000   Merrill Lynch       0            0           0          400,160   400,160
                                                           & Co., Inc.,
                                                           Sr. Unsub.,
                                                           Series CORE,
                                                           5.908%,
                                                           1/31/2008
     0            0          0       150,000     150,000   Merrill Lynch       0            0           0          149,715   149,715
                                                           & Co., Inc.,
                                                           Unsub. Note,
                                                           5.45%,
                                                           7/15/2014
     0            0          0       100,000     100,000   Morgan              0            0           0           96,616    96,616
                                                           Stanley, Note,
                                                           4.00%,
                                                           1/15/2010
                                                                               0            0           0          988,564   988,564
FINANCIAL INSTITUTIONS - FINANCE NONCAPTIVE- 0.4%
     0            0          0       100,000     100,000   American            0            0           0           99,049    99,049
                                                           Express Co.,
                                                           Global Sr.
                                                           Note, 4.75%,
                                                           6/17/2009
     0            0          0       100,000     100,000   American            0            0           0           95,029    95,029
                                                           General
                                                           Finance Corp.,
                                                           4.00%,
                                                           3/15/2011
     0            0          0       150,000     150,000   Berkshire           0            0           0          145,363   145,363
                                                           Hathaway,
                                                           Inc., Company
                                                           Guarantee,
                                                           4.85%,
                                                           1/15/2015
     0            0          0       364,000     364,000   General             0            0           0          360,192   360,192
                                                           Electric
                                                           Capital, Note,
                                                           4.875%
                                                           10/21/2010
     0            0          0       100,000     100,000   General             0            0           0           97,104    97,104
                                                           Electric
                                                           Capital, Note,
                                                           4.875%
                                                           3/4/2015
     0            0          0       200,000     200,000   (1)(2) ILFC E-      0            0           0          201,248   201,248
                                                           Capital Trust
                                                           I, 5.90%,
                                                           12/21/2065
     0            0          0       100,000     100,000   International       0            0           0           98,644    98,644
                                                           Lease Finance
                                                           Corp., Note,
                                                           4.875%,
                                                           9/1/2010
     0            0          0        75,000     75,000    SLM Corp.           0            0           0           72,147    72,147
                                                           Note,  4.00%,
                                                           1/15/2010
     0            0          0       300,000     300,000   SLM Corp.           0            0           0          293,321   293,321
                                                           Note, Series
                                                           A,  3.950%,
                                                           8/15/2008
                                                                               0            0           0        1,462,097 1,462,097
FINANCIAL INSTITUTIONS - INSURANCE - HEALTH- 0.0%
     0            0          0        75,000     75,000    Aetna US            0            0           0           75,960    75,960
                                                           Healthcare,
                                                           Sr. Note,
                                                           5.75%,
                                                           6/15/2011
FINANCIAL INSTITUTIONS - INSURANCE - LIFE- 0.0%
     0            0          0       100,000     100,000   AXA-UAP, Sub.       0            0           0          129,156   129,156
                                                           Note, 8.60%,
                                                           12/15/2030
FINANCIAL INSTITUTIONS - INSURANCE - P&C - 0.2%
     0            0          0       100,000     100,000   St. Paul            0            0           0           99,632    99,632
                                                           Travelers Co.,
                                                           Inc., Sr.
                                                           Unsecd. Note,
                                                           5.50%,
                                                           12/1/2015
     0            0          0       500,000     500,000   (1)(2) ZFS          0            0           0          507,375   507,375
                                                           Finance USA
                                                           Trust I, Jr.
                                                           Sub. Note,
                                                           6.15%,
                                                           12/15/2065
                                                                               0            0           0          607,007   607,007
FINANCIAL INSTITUTIONS - REITS- 0.0%
     0            0          0        75,000     75,000    Health Care         0            0           0           75,488    75,488
                                                           Property
                                                           Investments,
                                                           Inc., 5.95%,
                                                           9/15/2011
FOREIGN-LOCAL-GOVERNMENT - 0.0%
     0            0          0       100,000     100,000   Ontario,            0            0           0           95,660    95,660
                                                           Province of,
                                                           Note, 4.50%,
                                                           2/3/2015
TECHNOLOGY - 0.1%
     0            0          0        75,000     75,000    Cisco Systems,      0            0           0           75,045    75,045
                                                           Inc., Sr.
                                                           Note, 5.25%,
                                                           2/22/2011
     0            0          0       100,000     100,000   Dell Computer       0            0           0          108,150   108,150
                                                           Corp., Sr.
                                                           Deb., 7.10%,
                                                           4/15/2028
     0            0          0       100,000     100,000   Oracle Corp.,       0            0           0           98,849    98,849
                                                           Sr. Unsecd.
                                                           Note, Series
                                                           WI, 5.00%,
                                                           1/15/2011
                                                                               0            0           0          282,044   282,044
TRANSPORTATION - AIRLINES - 0.0%
     0            0          0        75,000     75,000    Southwest           0            0           0           77,870    77,870
                                                           Airlines Co.,
                                                           6.50%,
                                                           3/1/2012
     0            0          0        50,000     50,000    Southwest           0            0           0           54,324    54,324
                                                           Airlines Co.,
                                                           Deb., 7.375%,
                                                           3/1/2027
                                                                               0            0           0          132,194   132,194
TRANSPORTATION - RAILROADS - 0.1%
     0            0          0        75,000     75,000    Burlington          0            0           0           71,588    71,588
                                                           Northern Santa
                                                           Fe Corp., Sr.
                                                           Note, 4.875%,
                                                           1/15/2015
     0            0          0       100,000     100,000   Norfolk             0            0           0          104,746   104,746
                                                           Southern
                                                           Corp., Sr.
                                                           Note, 6.75%,
                                                           2/15/2011
     0            0          0       100,000     100,000   Union Pacific       0            0           0           95,513    95,513
                                                           Corp., 4.875%,
                                                           1/15/2015
                                                                               0            0           0          271,847   271,847
TRANSPORTATION - SERVICES - 0.0%
     0            0          0       100,000     100,000   FedEx Corp.,        0            0           0          100,486   100,486
                                                           Note, 5.50%,
                                                           8/15/2009
UTILITY - ELECTRIC - 0.3%
     0            0          0       100,000     100,000   Cleveland           0            0           0           95,955    95,955
                                                           Electric
                                                           Illum, Sr.
                                                           Unsecd. Note,
                                                           5.95%,
                                                           12/15/2036
     0            0          0       100,000     100,000   Consolidated        0            0           0          100,282   100,282
                                                           Edison Col,
                                                           Sr. Unsecd.
                                                           Note, Series
                                                           2006C, 5.50%,
                                                           9/15/2016
     0            0          0       100,000     100,000   Exelon              0            0           0           98,167    98,167
                                                           Generation
                                                           Co., Sr. Note,
                                                           5.35%,
                                                           1/15/2015
     0            0          0       100,000     100,000   First Energy        0            0           0          104,176   104,176
                                                           Corp, Note,
                                                           Series B,
                                                           6.45%,
                                                           11/15/2011
     0            0          0       100,000     100,000   PSEG Power          0            0           0          108,535   108,535
                                                           LLC, Company
                                                           Guarantee,
                                                           7.75%,
                                                           4/15/2011
     0            0          0        75,000     75,000    PSI Energy,         0            0           0           77,202    77,202
                                                           Inc., Bond,
                                                           6.05%,
                                                           6/15/2016
     0            0          0       100,000     100,000   Pacific Gas &       0            0           0           95,519    95,519
                                                           Electric Co.,
                                                           Unsecd. Note,
                                                           4.20%,
                                                           3/1/2011
     0            0          0       300,000     300,000   Wisconsin           0            0           0          301,582   301,582
                                                           Power & Light
                                                           Co., Note,
                                                           7.00%,
                                                           6/15/2007
                                                                               0            0           0          981,418   981,418
UTILITY - NATURAL GAS DISTRIBUTOR - 0.0%
     0            0          0       100,000     100,000   Atmos Energy        0            0           0           96,448    96,448
                                                           Corp., Sr.
                                                           Note, 4.00%,
                                                           10/15/2009
                                                           TOTAL               0            0           0      13,040,431 13,040,431
                                                           CORPORATE
                                                           NOTES & BONDS
                                                           (IDENTIFIED
                                                           COST
                                                           $13,191,085)
GOVERNMENT AGENCIES- 2.5%
     0            0          0      4,000,000   4,000,000  Federal Home        0            0           0        4,048,648 4,048,648
                                                           Loan Bank
                                                           System, Bond,
                                                           5.375%,
                                                           8/19/2011
     0            0          0      1,000,000   1,000,000  Federal Home        0            0           0          970,660   970,660
                                                           Loan Mortgage
                                                           Corp., 4.125%,
                                                           7/12/2010
     0            0          0      1,000,000   1,000,000  Federal Home        0            0           0        1,007,235 1,007,235
                                                           Loan Mortgage
                                                           Corp., 5.25%,
                                                           7/18/2011
     0            0          0      1,000,000   1,000,000  Federal Home        0            0           0        1,027,315 1,027,315
                                                           Loan Mortgage
                                                           Corp., 5.50%,
                                                           7/18/2016
     0            0          0      2,000,000   2,000,000  Federal             0            0           0        2,005,974 2,005,974
                                                           National
                                                           Mortgage
                                                           Association,
                                                           Note, 5.25%,
                                                           1/15/2009
                                                           TOTAL               0            0           0        9,059,832 9,059,832
                                                           GOVERNMENT
                                                           AGENCIES
                                                           (IDENTIFIED
                                                           COST
                                                           $9,088,751)
MORTGAGE-BACKED SECURITIES- 0.0%
     0            0          0        28,977     28,977    Federal             0            0           0           29,662    29,662
                                                           National
                                                           Mortgage
                                                           Association,
                                                           Pool 408761
                                                           7.00%,
                                                           12/1/2012
     0            0          0        12,635     12,635    Federal             0            0           0           13,130    13,130
                                                           National
                                                           Mortgage
                                                           Association,
                                                           Pool 512255,
                                                           7.50%,
                                                           9/1/2014
     0            0          0        42,172     42,172    Federal             0            0           0           43,197    43,197
                                                           National
                                                           Mortgage
                                                           Association,
                                                           Pool 609554,
                                                           7.50%,
                                                           10/1/2016
                                                           TOTAL               0            0           0           85,989    85,989
                                                           MORTGAGE-
                                                           BACKED
                                                           SECURITIES
                                                           (IDENTIFIED
                                                           COST $86,490)
U.S. TREASURY - 1.7%
     0            0          0      1,197,372   1,197,372  U.S. Treasury       0            0           0        1,209,912 1,209,912
                                                           Inflation
                                                           Protected
                                                           Note, 2.500%,
                                                           7/15/2016
     0            0          0      1,250,000   1,250,000  United States       0            0           0        1,170,233 1,170,233
                                                           Treasury Bond,
                                                           4.500%,
                                                           2/15/2036
     0            0          0      4,000,000   4,000,000  United States       0            0           0        3,809,615 3,809,615
                                                           Treasury Note,
                                                           3.875%,
                                                           2/15/2013
                                                           TOTAL U.S.          0            0           0        6,189,760 6,189,760
                                                           TREASURY
                                                           (IDENTIFIED
                                                           COST
                                                           $6,287,764)
EXCHANGE TRADED FUNDS - 2.9%
     0            0          0       142,450     142,450   iShares MSCI        0            0           0      10,575,488 10,575,488
                                                           EAFE Index
                                                           Fund
                                                           (Identified
                                                           Cost
                                                           $8,320,096)
MUTUAL FUND - 66.3%
   2,285,092  4,707,718  3,501,915      0      10,494,725  (4) Capital      32,474,447  66,903,463   49,766,297        0 149,144,207
                                                           Appreciation
                                                           Core Fund
      39,017   34,511      7,170      42,893     123,591   (4) Emerging        817,868     723,416      150,294    899,113 2,590,691
                                                           Markets Fixed
                                                           Income Core
                                                           Fund
     745,226   661,081    136,795       0       1,543,102  (4) Federated     7,407,542   6,571,140    1,359,738         0 15,338,420
                                                           Intermediate
                                                           Corporate Bond
                                                           Fund
      99,385   88,188      18,214       0        205,787   (4) Federated     1,039,568     922,444      190,518          0 2,152,530
                                                           International
                                                           Bond Fund,
                                                           Class A Shares
     138,244   293,816    219,197       0        651,257   (4) Federated     1,654,776   3,516,980    2,623,793          0 7,795,549
                                                           International
                                                           Capital
                                                           Appreciation
                                                           Fund, Class A
                                                           Shares
   1,340,269  1,188,879   245,895    807,927    3,582,970  (4) Federated    13,201,647  11,710,458    2,422,063 7,958,084 35,292,252
                                                           Mortgage Core
                                                           Portfolio
     605,709   536,940    111,037       0       1,253,686  (4) Federated     6,632,509   5,879,495    1,215,856         0 13,727,860
                                                           U.S.
                                                           Government
                                                           Bond Fund
     616,663   547,317    113,208       0       1,277,188  (4) Federated     6,672,291   5,921,973    1,224,908         0 13,819,172
                                                           U.S.
                                                           Government
                                                           Securities
                                                           Fund, 2-5
                                                           Years,
                                                           Institutional
                                                           Shares
     268,468   238,307     49,234    270,466     826,475   (4) High Yield    1,852,430   1,644,317      339,714  1,866,216 5,702,677
                                                           Bond Portfolio
                                                           TOTAL MUTUAL     71,753,078 103,793,686 59,293,181 10,723,413 245,563,358
                                                           FUNDS
                                                           (IDENTIFIED
                                                           COST
                                                           $242,677,175)
REPURCHASE AGREEMENTS - 1.7%
    $643,000 $1,121,000   $502,000      $-     $2,266,000  Bank of             643,000   1,121,000      502,000          0 2,266,000
                                                           America, NA,
                                                           5.29%, dated
                                                           1/31/2007,
                                                           maturing
                                                           2/1/2007
     -            -          -      3,949,000   3,949,000  Mizuho                    0           0            0  3,949,000 3,949,000
                                                           Securities
                                                           USA, Inc.,
                                                           5.23%, dated
                                                           1/31/2007,
                                                           maturing
                                                           2/1/2007
                                                           TOTAL               643,000   1,121,000      502,000  3,949,000 6,215,000
                                                           REPURCHASE
                                                           AGREEMENTS (AT
                                                           COST)
                                                           TOTAL            72,396,078 104,914,68659,795,181 133,450,414 370,556,359
                                                           INVESTMENTS
                                                           (IDENTIFIED
                                                           COST
                                                           $356,444,938)
                                                           - 100.1%
                                                           OTHER ASSETS                                          (573,252) (395,809)
                                                           AND                 116,530      90,669     (29,756)
                                                           LIABILITIES -
                                                           (0.1)%
                                                           TOTAL NET           $ $105,005,355  $59,765,425 $132,877,162 $370,160,550
                                                           ASSETS - 100%    72,512,608


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

* Non Income Producing

(1) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $955,987, which represents 0.3% of combined total net assets.

(2) Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $955,987, which represented 0.3% of combined total net assets.

(3) Pledged as collateral to ensure FMDTBF is able to satisfy the obligations of its outstanding long futures contracts.

(4) All or a portion of this security will be sold as a result of the reorganization.

At January 31, 2007, FMDTBF had the following outstanding futures contracts:

                               Number of  Notional     Expiration   Unrealized
Description                    Contracts  Value        Date         Appreciation
United States
 Treasury Notes 10             13         $1,387,750   March 2007   $3,195
Year Futures - Long

FEDERATED CONSERVATIVE ALLOCATION FUND
FEDERATED MODERATE ALLOCATION FUND
FEDERATED GROWTH
ALLOCATION FUND
FEDERATED MDT BALANCED
FUND (A)
PRO FORMA COMBINING
STATEMENTS OF ASSETS &
LIABILITIES
JANUARY 31, 2007
(UNAUDITED)



                            FEDERATED         FEDERATED        FEDERATED           FEDERATED
                           CONSERVATIVE       MODERATE           GROWTH               MDT
                            ALLOCATION       ALLOCATION        ALLOCATION           BALANCED       PRO FORMA        PRO FORMA
                               FUND             FUND              FUND                FUND         ADJUSTMENT        COMBINED
ASSETS:
Investments in              $72,396,078      $104,914,686      $59,795,181         $133,450,414               $0     $370,556,359
securities, at value
Cash                                                  416              719             55,099                0           56,692
                                    458
Income receivable                                 138,009           28,589            490,275                0          812,451
                                155,578
Receivable for                        0                 0                0          1,951,046                0        1,951,046
investments sold
Receivable for daily                  0                 0                0              5,078                0            5,078
variation margin
Receivable for shares                              23,709           22,652            490,141                0          550,118
sold                             13,616
     Total assets                                                                                            0      373,931,744
                             72,565,730       105,076,820       59,847,141         136,442,053
LIABILITIES:
Payable for                           0                 0                0          3,227,423                0        3,227,423
investments purchased
Payable for shares                1,200                 0                0            189,772                0          190,972
redeemed
Payable for investment                0                 0                0             58,585                0           58,585
adviser fee
Payable for                           0                 0              239              3,351                0            3,590
Directors'/Trustees'
fees
Payable for                           0                 0           12,482              6,465                0           18,947
distribution services
fees
Payable for                           0                 0           11,035             17,189                0           28,224
shareholder services
fees
Accrued expenses                 51,922            71,465           57,960             62,106                0          243,453
     Total liabilities           53,122            71,465           81,716          3,564,891                0        3,771,194
NET ASSETS                  $72,512,608      $105,005,355      $59,765,425         $132,877,162               $0     $370,160,550
NET ASSETS CONSIST OF:
Paid-in capital             $66,266,447       $91,847,684      $53,761,838         $119,990,246               $0      331,866,215
Net unrealized                                 11,128,889        8,054,184         11,169,995                0       35,896,481
appreciation of               5,543,413
investments
Accumulated net                                 1,884,860      (2,023,939)          1,361,224                0        1,785,184
realized gain (loss)            563,039
on investments
Undistributed net                                                                                            0          612,670
investment income               139,709           143,922         (26,658)            355,697
     Total Net Assets       $72,512,608      $105,005,355      $59,765,425         $132,877,162               $0     $370,160,550
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
NET ASSETS                  $47,616,221       $64,279,748      $31,569,657                                     (b)            $
                                                                                   $81,798,718     $(143,465,626)       81,798,718
SHARES OUTSTANDING            4,143,746         4,905,077        2,139,756          6,016,580                  (b)    6,016,580
                                                                                                  (11,188,579)
NET ASSET VALUE PER              $11.49            $13.10           $14.75             $13.60                            $13.60
SHARE
OFFERING PRICE PER               $11.49            $13.10           $14.75             $13.60                            $13.60
SHARE
REDEMPTION PROCEEDS              $11.49            $13.10           $14.75             $13.60                            $13.60
PER SHARE

CLASS A SHARES:
NET ASSETS                          $ -               $ -              $ -                                     (b)
                                                                                   $39,521,221     $143,465,626     $182,986,847
SHARES OUTSTANDING                    0                 0                0          2,912,633                  (b)   13,484,897
                                                                                                    10,572,264
NET ASSET VALUE PER               $0.00             $0.00            $0.00             $13.57                            $13.57
SHARE
OFFERING PRICE PER                $0.00             $0.00            $0.00             $14.36  *                         $14.36 *
SHARE*
REDEMPTION PROCEEDS               $0.00             $0.00            $0.00             $13.57                            $13.57
PER SHARE

CLASS C SHARES:
NET ASSETS                          $ -               $ -              $ -                         $93,817,765 (b)
                                                                                   $11,557,128                      $105,374,893
SHARES OUTSTANDING                    0                 0                0            857,794                  (b)    7,822,736
                                                                                                     6,964,942
NET ASSET VALUE PER               $0.00             $0.00            $0.00             $13.47                            $13.47
SHARE
OFFERING PRICE PER                $0.00             $0.00            $0.00             $13.61 **                         $13.61
SHARE
REDEMPTION PROCEEDS               $0.00             $0.00            $0.00             $13.34 ***                        $13.34 ***
PER SHARE

CLASS K SHARES:
NET ASSETS                          $ -               $ -              $ -                $95                $              $95
                                                                                                             -
SHARES OUTSTANDING                    0                 0                0                  7                                 7
                                                                                                             -
NET ASSET VALUE PER               $0.00             $0.00            $0.00             $13.60                            $13.60
SHARE
OFFERING PRICE PER                $0.00             $0.00            $0.00             $13.60                            $13.60
SHARE
REDEMPTION PROCEEDS               $0.00             $0.00            $0.00             $13.60                            $13.60
PER SHARE

SELECT SHARES:
NET ASSETS                  $24,896,389       $40,725,609      $28,195,767                  $                  (b)          $ -
                                                                                            -     (93,817,765)
SHARES OUTSTANDING                              3,111,836        1,926,908                  0                  (b)            0
                              2,169,061                                                            (7,207,805)
NET ASSET VALUE PER              $11.48            $13.09           $14.63              $0.00                             $0.00
SHARE
OFFERING PRICE PER               $11.48            $13.09           $14.63              $0.00                             $0.00
SHARE
REDEMPTION PROCEEDS              $11.48            $13.09           $14.63              $0.00                             $0.00
PER SHARE


Investments, at             $71,797,141      $103,509,848      $58,854,335         $122,283,614               $0     $356,444,938
identified cost
Investments in              $71,753,078      $103,793,686      $59,293,181         $10,723,413               $0     $245,563,358
affiliated issuers

*Computation of offering price per share 100/94.50 of net asset value.
**Computation of offering price per share 100/99 of net asset value.
**Computation of redemption price per share 99/100 of net asset value.

(a) MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December
8, 2006.  Prior to the reorganization, Federated MDT Balanced Fund had no investment operations. Federated MDT
Balanced Fund is the successor to MDT Balanced Fund.
(b)  Adjustment to reflect share balance as a result of
the combination.


FEDERATED CONSERVATIVE ALLOCATION
FUND
FEDERATED MODERATE ALLOCATION
FUND
FEDERATED GROWTH ALLOCATION FUND
FEDERATED MDT BALANCED FUND
PRO FORMA COMBINING STATEMENTS OF
OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2007
(UNAUDITED)





                                           FEDERATED        FEDERATED        FEDERATED       FEDERATED
                                          CONSERVATIVE       MODERATE         GROWTH            MDT
                                           ALLOCATION       ALLOCATION      ALLOCATION       BALANCED       PRO FORMA      PRO FORMA
                                              FUND             FUND            FUND            FUND         ADJUSTMENT     COMBINED
INVESTMENT INCOME:
Dividends                                   $1,145,981       $1,109,048        $340,315        $867,491            $0     $3,462,835
Interest                                        17,983           38,224          39,893         956,499              0     1,052,599
Investment income allocated from               330,296          638,767         483,785           7,971              0     1,460,819
affiliated partnerships
TOTAL INVESTMENT INCOME:                     1,494,260        1,786,039         863,993       1,831,961              0     5,976,253
EXPENSES:
Investment advisory fee                        286,750          404,625         238,398         417,680              0     1,347,453
Administrative personnel and                    98,595          100,835          96,277         115,946      (268,640) (a)   143,013
services fee
Custodian fees                                   4,001            4,259           3,534          19,922        (1,178) (b)    30,538
Transfer and dividend disbursing                46,144           66,202          66,589         112,388       (34,650) (c)   256,673
agent fees and expenses
Directors'/Trustees' fees                        2,062            2,215           2,015           1,614        (4,075) (d)     3,831
Auditing fees                                   12,714           13,864           4,474          10,082       (31,052) (e)    10,082
Legal fees                                       5,511            5,376           5,404           4,537       (15,283) (f)     5,545
Portfolio accounting fees                       27,496           27,406          27,270          42,415       (68,273) (g)    56,314
Distribution services fee - Class                    0                0               0          18,948        151,595 (h)   170,543
A Shares
Distribution services fee - Class                    0                0               0          34,989        469,391 (h)   504,380
C Shares
Distribution services fee -                    101,026          162,371         116,219               0      (379,616) (h)         0
Select Shares
Shareholder services fee - Class                     0                0               0          13,539         51,862 (i)    65,401
A Shares
Shareholder services fee - Class                     0                0               0           3,650         35,685 (i)    39,335
C Shares
Shareholder services fee -                      47,060           74,658          32,508               0      (154,226) (i)         0
Institutional Shares
Shareholder services fee - Select               37,321           59,637          42,382               0      (139,340) (i)         0
Shares
Share registration costs                        14,641           14,417          13,996          30,724       (24,853) (j)    48,925
Printing and postage                            13,612           17,683          19,639          18,702       (33,151) (k)    36,485
Insurance premiums                               2,903            2,958           2,906           4,607        (8,585) (l)     4,789
Miscellaneous                                    2,734            3,843           2,454           2,439        (7,084) (m)     4,386
     EXPENSES BEFORE ALLOCATION                702,570          960,349         674,065         852,182      (461,473)     2,727,693
Expenses allocated from                         10,866           21,858          16,838              78              0        49,640
partnerships
     TOTAL EXPENSES                            713,436          982,207         690,903         852,260      (461,473)     2,777,333
WAIVERS AND REIMBURSEMENTS--
  Waiver/Reimbursement of                                                                                              (n)         0
investment adviser fee                        (50,829)         (57,128)        (26,539)        (76,553)        211,049
  Waiver of administrative                    (17,261)         (17,104)        (17,327)        (57,249)        102,832 (o)   (6,109)
personnel and services fee
  Waiver of distribution services             (33,581)         (54,034)        (38,716)               0        126,331 (p)         0
fee - Select Shares
  Reimbursement of shareholder                (37,023)         (61,121)        (25,301)               0        123,445 (q)         0
services fee - Institutional
Shares
  Reimbursement of transfer and                      0                0               0         (8,286)              0       (8,286)
dividend disbursing agent fees
and expenses
  Reimbursement of other                      (13,133)         (18,280)         (8,582)               0         39,995 (r)         0
operating expenses
TOTAL WAIVERS AND REIMBURSEMENTS             (151,827)        (207,667)       (116,465)       (142,088)        603,652      (14,395)
NET EXPENSES                                   561,609          774,540         574,438         710,172        142,179     2,762,938
     NET INVESTMENT INCOME                    $932,651       $1,011,499        $289,555      $1,121,789     ($142,179)    $3,213,315
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
Net realized gain on investments               308,985        1,906,188         729,875       1,869,675              0     4,814,723
Net realized gain allocated from             2,059,988        6,625,630       3,248,999           3,965              0    11,938,582
partnerships
Realized gain distributions from               103,951          219,231         170,449               0              0       493,631
affiliated investment company
shares
Net change in unrealized                     2,215,343        3,664,863       2,498,194       6,469,699              0    14,848,099
appreciation (depreciation) of
investments
     Net realized and unrealized             4,688,267       12,415,912       6,647,517       8,343,339              0    32,095,035
gain on investments
          Change in net assets              $5,620,918      $13,427,411      $6,937,072      $9,465,128     ($142,179)   $35,308,350
resulting from operations


* MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8, 2006.
Prior to the reorganization, Federated MDT Balanced Fund had no investment operations.  Federated MDT Balanced Fund is the successor to MDT Balanced Fund.

(See Notes to Pro Forma Financial
Statements)

                     FEDERATED CONSERVATIVE ALLOCATION FUND
                       FEDERATED MODERATE ALLOCATION FUND
                        FEDERATED GROWTH ALLOCATION FUND
                          FEDERATED MDT BALANCED FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

FCAF, FMAF and FGAF, each a series of Federated Managed Allocation Portfolios, are registered under the Investment Company Act of 1940, as amended (the "Act), as an open-end management investment company. Each Fund consists of two classes of shares: Institutional Shares and Select Shares.

FMDTBF, a series of Federated MDT Series, is registered under the Act as an open-end, management investment company. MDT Balanced Fund (the "Predecessor Fund") was reorganized into FMDTBF as of the close of business on December 8, 2006. Prior to the reorganization, FMDTBF had no investment operations. FMDTBF is the successor to the Predecessor Fund. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from August 1, 2006 to January 31, 2007. FMDTBF consists of four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. Class K Shares became effective December 11, 2006.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Acquired Funds and FMDTBF for the six months ended January 31, 2007. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2007.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Acquired Funds and FMDTBF which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of the Acquired Funds for Class A Shares and Class C Shares of FMDTBF. Under generally accepted accounting principles, FMDTBF will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the investment advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2007, the Acquired Funds and FMDTBF paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the reorganization will be borne by Federated Investors, Inc. and its affiliates.

NOTE 3. PORTFOLIO VALUATION

Market values of each Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


NOTE 4. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares and Class C Shares net asset value per share assumes the issuance of 10,572,264 Class A Shares and 6,964,942 Class C Shares, respectively, of FMDTBF in exchange for 11,188,579 Institutional Shares and 7,207,805 Select Shares of the Acquired Funds which would have been issued at January 31, 2007 in connection with the proposed reorganization.

NOTE 5. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, FMDTBF intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 6.  PROFORMA ADJUSTMENTS


(a) Federated Administrative Services (FAS), under the Administrative Services Agreement, provides FMDTBF with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Under a similar plan, FAS provides The Acquired Funds with certain administrative personnel and services necessary to operate the Fund. An adjustment to the combined administrative personnel and services fee reflects the fee structure of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(b) Adjustment to reflect custodian fees resulting from the combining of four portfolios into one.

(c) Adjustment to reflect transfer and dividend disbursing agent fees and expenses resulting from the combining of four portfolios into one.

(d) Adjustment to reflect directors'/trustees' fees resulting from the combining of four portfolios into one.

(e) Adjustment to reflect auditing fees resulting from the combining of four portfolios into one.

(f) Adjustment to reflect legal fees resulting from the combining of four portfolios into one.

(g) Adjustment to reflect portfolio accounting fees resulting from the combining of four portfolios into one.

(h) Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the Act, FMDTBF may incur distribution expenses of 0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor. Prior to the reorganization of the Fund on December 8, 2006, the Predecessor Fund incurred distribution expenses of 0.25% and 1.00% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively. FSC may voluntarily choose to waive any portion of its fee. Under a similar plan, the Acquired Funds may incur distribution expenses up to 0.75% of the Select Shares average daily net assets. Adjustment is to reflect expense structure of FMDTBF on average daily net assets of Federated MDT Pro Forma Combined Fund.

(i) Effective December 11, 2006, under the terms of a Shareholder Services Agreement, FMDTBF may pay fees up to 0.25% of the average daily net assets of Fund's Class A and Class C shares to financial intermediaries or to Federated Shareholder Services Company (FSSC). Prior to the reorganization, the Predecessor Fund did not incur a shareholder services fee. Under a similar plan, the Acquired Funds may pay fees up to 0.25% of the average daily net assets of Institutional Shares and Select Shares to financial intermediaries or to FSSC. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. Adjustment is to reflect expense structure of FMDTBF on average daily net assets of Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect share registration costs resulting from the combining of four portfolios into one.

(k) Adjustment to reflect share printing and postage resulting from the combining of four portfolios into one.

(l) Adjustment to reflect share insurance premiums resulting from the combining of four portfolios into one.

(m) Adjustment to reflect share miscellaneous expenses resulting from the combining of four portfolios into one.

(n) Under the investment advisory contract, Federated MDTA LLC (the "Adviser") is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, in order to limit the aggregate annual operating expenses (excluding interest, taxes and brokerage commissions) for FMDTBF's Class A Shares, Class C Shares and Institutional Shares to not more than 1.50%, 2.50% and 1.25%, respectively, of average daily net assets. The Adviser has agreed to keep these contractual limitations in place through December 8, 2008. The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of FMDTBF. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. An adjustment to the combined waiver of investment adviser fee reflects the fee structure of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(o) Effective July 15, 2006, FAS contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Predecessor Fund of FMDTBF under the Agreement. The level of fees payable by the Predecessor Fund of FMDTBF to FAS for the period will not exceed the level of fees which the Predecessor Fund of FMDTBF would have paid during the period to its pervious service provider under its previous administrative services agreement. This contractual commitment ended with the reorganization on December 8, 2006. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion. An adjustment to the combined waiver of administrative personnel and services fee reflects the fee structure of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(p) An adjustment to the combined waiver of distribution services fee reflects the fee structure of FMDTBF, which does not waive distribution services fee.

(q) An adjustment to the combined waiver and/or reimbursement of shareholder services fee reflects the fee structure of FMDTBF, which does not waive and/or reimburse shareholder services fee.

(r) An adjustment to the combined reimbursement of other operating expenses reflects the fee structure of FMDTBF, which does not reimburse other operating expenses.

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Conservative Allocation Fund (FCAF), Federated Moderated Allocation Fund (FMAF), Federated Growth Allocation Fund (FGAF) (collectively, the "Acquired Funds") and Federated MDT Balanced Fund (FMDTBF), for the period ended July 31, 2006. MDT Balanced Fund (the "Predecessor Fund") was reorganized into FMDTBF as of the close of business on December 8, 2006. Prior to the reorganization, FMDTBF had no investment operations. FMDTBF is the successor to the Predecessor Fund. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from August 1, 2005 to July 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at July 31, 2006.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of each of the Acquired Funds for Class A Shares and Class C Shares of FMDTBF. Under generally accepted accounting principles, FMDTBF will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED CONSERVATIVE ALLOCATION FUND
FEDERATED MODERATE ALLOCATION FUND
FEDERATED GROWTH ALLOCATION FUND
FEDERATED MDT BALANCED FUND (1)
PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
JULY 31, 2006
(UNAUDITED)

 FEDERATED    FEDERATED   FEDERATED  FEDERATED                           FEDERATED  FEDERATED   FEDERATED   FEDERATED
CONSERVATIVE  MODERATED    GROWTH       MDT                              CONSERVATIVE  MODERATE     GROWTH       MDT
 ALLOCATION  ALLOCATION  ALLOCATION   BALANCED  PRO FORMA                ALLOCATION ALLOCATION  ALLOCATION   BALANCED  PRO FORMA
    FUND        FUND        FUND        FUND    COMBINED                    FUND       FUND        FUND        FUND    COMBINED

  SHARES OR PRINCIPAL                                                                             VALUE
         AMOUNT
 COMMON STOCKS - 13.9%
AEROSPACE & DEFENSE - 0.1%
     0            0           0        1,400       1,400    Honeywell        0          0           0          $54,180   $54,180
                                                            International
                                                            Inc.
     0            0           0        5,100       5,100    Raytheon         0          0           0          229,857   229,857
                                                            Company
     0            0           0        1,100       1,100    Rockwell         0          0           0           58,707    58,707
                                                            Collins,
                                                            Inc.
                                                                             0          0           0          342,744   342,744
BEVERAGES - 0.1%
     0            0           0        6,900       6,900    Coca-Cola        0          0           0          307,050   307,050
                                                            Co.
     0            0           0        1,600       1,600    Hansen           0          0           0           73,584    73,584
                                                            Natural
                                                            Corp.*
                                                                             0          0           0          380,634   380,634
BIOTECHNOLOGY - 0.4%
     0            0           0        6,100       6,100    Celgene          0          0           0          292,129   292,129
                                                            Corp.*
     0            0           0        1,400       1,400    Cephalon,        0          0           0           92,036    92,036
                                                            Inc.*
     0            0           0        11,800     11,800    Genentech,       0          0           0          953,676   953,676
                                                            Inc.*
                                                                             0          0           0        1,337,841 1,337,841
BUILDING PRODUCTS - 0.0%
     0            0           0        1,900       1,900    American         0          0           0           73,397    73,397
                                                            Standard
                                                            Companies
CAPITAL MARKETS - 1.2%
     0            0           0        2,900       2,900    Bear Stearns     0          0           0          411,423   411,423
                                                            & Co., Inc.
     0            0           0        14,500     14,500    Lehman           0          0           0          941,775   941,775
                                                            Brothers
                                                            Holdings,
                                                            Inc.
     0            0           0        3,300       3,300    Merrill          0          0           0          240,306   240,306
                                                            Lynch & Co.,
                                                            Inc.
     0            0           0        29,600     29,600    Morgan           0          0           0        1,968,400 1,968,400
                                                            Stanley
     0            0           0        1,100       1,100    OptionsXpress     0          0           0           28,798    28,798
                                                            Holdings,
                                                            Inc.
                                                                             0          0           0        3,590,702 3,590,702
CHEMICALS - 0.0%
     0            0           0         300         300     Ashland,         0          0           0           19,953    19,953
                                                            Inc.
     0            0           0         500         500     FMC Corp.        0          0           0           30,845    30,845
     0            0           0         700         700     OM Group,        0          0           0           24,584    24,584
                                                            Inc.*
                                                                             0          0           0           75,382    75,382
COMMERCIAL BANKS - 0.3%
     0            0           0        5,600       5,600    Comerica         0          0           0          327,880   327,880
                                                            Incorporated
     0            0           0         700         700     Huntington       0          0           0           17,045    17,045
                                                            Bancshares
                                                            Incorporated
     0            0           0        1,100       1,100    M & T Bank       0          0           0          134,112   134,112
                                                            Corp.
     0            0           0        7,700       7,700    National         0          0           0          277,200   277,200
                                                            City
                                                            Corporation
     0            0           0        1,300       1,300    SunTrust         0          0           0          102,531   102,531
                                                            Banks, Inc.
     0            0           0        1,000       1,000    UnionBanCal      0          0           0           61,790    61,790
                                                            Corporation
                                                                             0          0           0          920,558   920,558
COMMERCIAL SERVICES & SUPPLIES - 0.2%
     0            0           0         700         700     Corporate        0          0           0           65,800    65,800
                                                            Executive
                                                            Board Co.
     0            0           0         700         700     Dun &            0          0           0           46,704    46,704
                                                            Bradstreet
                                                            Corp.*
     0            0           0        1,200       1,200    Republic         0          0           0           48,192    48,192
                                                            Services,
                                                            Inc.
     0            0           0        4,100       4,100    Robert Half      0          0           0          132,676   132,676
                                                            International
                                                            Inc.
     0            0           0        7,200       7,200    Waste            0          0           0          247,536   247,536
                                                            Management,
                                                            Inc.
                                                                             0          0           0          540,908   540,908
COMMUNICATIONS EQUIPMENT - 0.4%
     0            0           0        1,400       1,400    Comverse         0          0           0           27,132    27,132
                                                            Technology,
                                                            Inc.*
     0            0           0        37,700     37,700    QUALCOMM         0          0           0        1,329,302 1,329,302
                                                            Incorporated
                                                                             0          0           0        1,356,434 1,356,434
CONSTRUCTION MATERIALS - 0.0%
     0            0           0        1,300       1,300    Martin           0          0           0          104,676   104,676
                                                            Marietta
                                                            Materials
CONSUMER FINANCE - 0.1%
     0            0           0        2,300       2,300    AmeriCredit      0          0           0           56,557    56,557
                                                            Corp.*
     0            0           0         600         600     CompuCredit      0          0           0           19,602    19,602
                                                            Corp.*
     0            0           0        1,200       1,200    First            0          0           0           54,960    54,960
                                                            Marblehead
                                                            Corp.
     0            0           0        2,100       2,100    SLM              0          0           0          105,630   105,630
                                                            Corporation
                                                                             0          0           0          236,749   236,749
CONTAINERS & PACKAGING - 0.0%
     0            0           0         800         800     Temple-          0          0           0           34,032    34,032
                                                            Inland Inc.
DIVERSIFIED CONSUMER SERVICES - 0.0%
     0            0           0        1,100       1,100    Apollo           0          0           0           52,052    52,052
                                                            Group, Inc.,
                                                            Class A*
     0            0           0         300         300     ITT              0          0           0           20,226    20,226
                                                            Educational
                                                            Services,
                                                            Inc.*
     0            0           0         700         700     Jackson          0          0           0           23,891    23,891
                                                            Hewitt Tax
                                                            Service,
                                                            Inc.
                                                                             0          0           0           96,169    96,169
DIVERSIFIED FINANCIAL SERVICES - 0.3%
     0            0           0        12,500     12,500    CIT Group        0          0           0          573,875   573,875
                                                            Inc.
     0            0           0         200         200     Chicago          0          0           0           92,240    92,240
                                                            Mercantile
                                                            Exchange
                                                            Holdings,
                                                            Inc.
     0            0           0        3,300       3,300    Moody's          0          0           0          181,104   181,104
                                                            Corporation
                                                                             0          0           0          847,219   847,219
ELECTRIC UTILITIES - 0.1%
     0            0           0        2,900       2,900    Allegheny        0          0           0          119,045   119,045
                                                            Energy,
                                                            Inc.*
     0            0           0        1,200       1,200    Edison           0          0           0           49,656    49,656
                                                            International
                                                                             0          0           0          168,701   168,701
ELECTRICAL EQUIPMENT - 0.0%
     0            0           0        1,100       1,100    Rockwell         0          0           0           68,178    68,178
                                                            Automation,
                                                            Inc.
     0            0           0         500         500     Roper            0          0           0           22,600    22,600
                                                            Industries,
                                                            Inc.
                                                                             0          0           0           90,778    90,778
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
     0            0           0         700         700     Amphenol         0          0           0           39,256    39,256
                                                            Corp., Class
                                                            A
     0            0           0        2,500       2,500    Arrow            0          0           0           70,650    70,650
                                                            Electronics,
                                                            Inc.*
     0            0           0        3,600       3,600    Ingram           0          0           0           63,468    63,468
                                                            Micor, Inc.,
                                                            Class A*
     0            0           0         400         400     Rogers           0          0           0           22,800    22,800
                                                            Corp.*
                                                                             0          0           0          196,174   196,174
ENERGY EQUIPMENT & SERVICES - 1.3%
     0            0           0        8,500       8,500    Baker            0          0           0          679,575   679,575
                                                            Hughes, Inc.
     0            0           0         800         800     Cameron          0          0           0           40,328    40,328
                                                            International
                                                            Corp.*
     0            0           0        1,500       1,500    Diamond          0          0           0          118,395   118,395
                                                            Offshore
                                                            Drilling,
                                                            Inc.
     0            0           0        1,400       1,400    FMC              0          0           0           88,228    88,228
                                                            Technologies,
                                                            Inc.*
     0            0           0        2,200       2,200    Grant            0          0           0          100,122   100,122
                                                            Prideco,
                                                            Inc.*
     0            0           0        14,700     14,700    Hess Corp.       0          0           0          777,630   777,630
     0            0           0        3,600       3,600    National-        0          0           0          241,344   241,344
                                                            Oilwell,
                                                            Inc.*
     0            0           0         900         900     Oceaneering      0          0           0           39,348    39,348
                                                            International,
                                                            Inc.*
     0            0           0        29,100     29,100    Schlumberger     0          0           0        1,945,335 1,945,335
                                                            Ltd.
     0            0           0         800         800     Superior         0          0           0           27,400    27,400
                                                            Energy
                                                            Services,
                                                            Inc.*
     0            0           0         400         400     Veritas DGC,     0          0           0           22,908    22,908
                                                            Inc.*
                                                                             0          0           0        4,080,613 4,080,613
FOOD & STAPLES - RETAILING - 0.0%
     0            0           0         900         900     Longs Drug       0          0           0           37,008    37,008
                                                            Stores Corp.
FOOD PRODUCTS - 0.1%
     0            0           0        1,000       1,000    Dean Foods       0          0           0           37,530    37,530
                                                            Co.*
     0            0           0        3,800       3,800    General          0          0           0          197,220   197,220
                                                            Mills, Inc.
     0            0           0        2,200       2,200    Hershey          0          0           0          120,934   120,934
                                                            Foods Corp.
     0            0           0        2,100       2,100    Kellogg Co.      0          0           0          101,157   101,157
                                                                             0          0           0          456,841   456,841
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
     0            0           0         600         600     Hologic,         0          0           0           26,946    26,946
                                                            Inc.*
     0            0           0         200         200     IDEXX            0          0           0           17,700    17,700
                                                            Laboratories,
                                                            Inc.*
     0            0           0         500         500     Intuitive        0          0           0           47,600    47,600
                                                            Surgical,
                                                            Inc.*
     0            0           0        8,800       8,800    Medtronic,       0          0           0          444,576   444,576
                                                            Inc.
                                                                             0          0           0          536,822   536,822
HEALTH CARE PROVIDERS & SERVICES - 0.2%
     0            0           0         800         800     CIGNA Corp.      0          0           0           73,000    73,000
     0            0           0        4,100       4,100    Cardinal         0          0           0          274,700   274,700
                                                            Health, Inc.
     0            0           0        2,300       2,300    Caremark Rx,     0          0           0          121,440   121,440
                                                            Inc.
     0            0           0         600         600     Express          0          0           0           46,218    46,218
                                                            Scripts,
                                                            Inc., Class
                                                            A*
     0            0           0         400         400     LCA Vision,      0          0           0           17,260    17,260
                                                            Inc.
     0            0           0        1,900       1,900    Laboratory       0          0           0          122,398   122,398
                                                            Corporation
                                                            of America
                                                            Holdings*
     0            0           0         700         700     Lincare          0          0           0           24,367    24,367
                                                            Holdings,
                                                            Inc.*
     0            0           0         900         900     Quest            0          0           0           54,108    54,108
                                                            Diagnostic,
                                                            Inc.
     0            0           0         500         500     Universal        0          0           0           28,000    28,000
                                                            Health
                                                            Services,
                                                            Inc., Class
                                                            B
     0            0           0         500         500     WellPoint,       0          0           0           37,250    37,250
                                                            Inc.*
                                                                             0          0           0          798,741   798,741
HEALTH CARE TECHNOLOGY - 0.0%
     0            0           0        3,400       3,400    Emdeon           0          0           0           40,902    40,902
                                                            Corp.*
     0            0           0        1,500       1,500    IMS Health,      0          0           0           41,160    41,160
                                                            Inc.
                                                                             0          0           0           82,062    82,062
HOTELS RESTAURANTS & LEISURE - 0.5%
     0            0           0        4,000       4,000    International     0          0           0          154,640   154,640
                                                            Game
                                                            Technology
     0            0           0        9,200       9,200    Las Vegas        0          0           0          570,676   570,676
                                                            Sand Corp.*
     0            0           0        20,100     20,100    Starbucks        0          0           0          688,626   688,626
                                                            Corp.*
     0            0           0        2,700       2,700    Yum! Brands,     0          0           0          121,500   121,500
                                                            Inc.
                                                                             0          0           0        1,535,442 1,535,442
HOUSEHOLD DURABLES - 0.2%
     0            0           0        2,400       2,400    Beazer Homes     0          0           0          100,056   100,056
                                                            USA, Inc.
     0            0           0        3,800       3,800    Centex           0          0           0          179,778   179,778
                                                            Corporation
     0            0           0        2,200       2,200    KB HOME          0          0           0           93,544    93,544
     0            0           0         600         600     Meritage         0          0           0           23,262    23,262
                                                            Corp.*
     0            0           0        1,500       1,500    Pulte Homes,     0          0           0           42,750    42,750
                                                            Inc.
     0            0           0        1,100       1,100    The Ryland       0          0           0           44,935    44,935
                                                            Group, Inc.
     0            0           0        1,400       1,400    Standard-        0          0           0           31,262    31,262
                                                            Pacific
                                                            Corp.
     0            0           0        1,100       1,100    Toll             0          0           0           28,127    28,127
                                                            Brothers,
                                                            Inc.*
     0            0           0        1,100       1,100    WCI              0          0           0           17,281    17,281
                                                            Communities,
                                                            Inc.*
                                                                             0          0           0          560,995   560,995
HOUSEHOLD PRODUCTS - 0.1%
     0            0           0        5,000       5,000    Kimberly-        0          0           0          305,250   305,250
                                                            Clark Corp.
INDEPENDENT POWER PRODUCERS - 0.0%
     0            0           0        4,400       4,400    Reliant          0          0           0           55,352    55,352
                                                            Resources,
                                                            Inc.*
INDUSTRIAL CONGLOMERATES - 0.3%
     0            0           0        30,700     30,700    General          0          0           0        1,003,583 1,003,583
                                                            Electric Co.
INSURANCE - 2.2%
     0            0           0        25,950     25,950    The Allstate     0          0           0        1,474,479 1,474,479
                                                            Corporation
     0            0           0        3,300       3,300    AMBAC            0          0           0          274,263   274,263
                                                            Financial
                                                            Group, Inc.
     0            0           0        2,100       2,100    American         0          0           0           88,431    88,431
                                                            Financial
                                                            Group, Inc.
     0            0           0        11,400     11,400    American         0          0           0          691,638   691,638
                                                            International
                                                            Group, Inc.
     0            0           0        4,200       4,200    Assurant,        0          0           0          202,314   202,314
                                                            Inc.
     0            0           0        5,400       5,400    Berkley,         0          0           0          194,400   194,400
                                                            W.R. Corp.
     0            0           0         300         300     CNA              0          0           0           10,185    10,185
                                                            Financial
                                                            Corp.*
     0            0           0        7,800       7,800    The Chubb        0          0           0          393,276   393,276
                                                            Corporation
     0            0           0        1,800       1,800    Commerce         0          0           0           54,378    54,378
                                                            Group, Inc.
     0            0           0        1,300       1,300    Hanover          0          0           0           60,164    60,164
                                                            Insurance
                                                            Group, Inc.*
     0            0           0        9,100       9,100    Hartford         0          0           0          772,044   772,044
                                                            Financial
                                                            Services
                                                            Group, Inc.
     0            0           0         500         500     LandAmerica      0          0           0           31,915    31,915
                                                            Financial
                                                            Group, Inc.
     0            0           0        4,000       4,000    MBIA             0          0           0          235,240   235,240
                                                            Insurance
                                                            Corp.
     0            0           0        25,200     25,200    Metlife,         0          0           0        1,310,400 1,310,400
                                                            Inc.
     0            0           0        1,400       1,400    Nationwide       0          0           0           63,112    63,112
                                                            Financial
                                                            Services,
                                                            Inc. - Class
                                                            A
     0            0           0        1,200       1,200    Philadelphia     0          0           0           40,644    40,644
                                                            Consolidated
                                                            Holding
                                                            Corp.*
     0            0           0        1,800       1,800    Protective       0          0           0           83,358    83,358
                                                            Life
                                                            Corporation
     0            0           0        2,800       2,800    Radian           0          0           0          172,284   172,284
                                                            Group, Inc.
     0            0           0        1,600       1,600    Reinsurance      0          0           0           79,312    79,312
                                                            Group of
                                                            America,
                                                            Incorporated
     0            0           0        4,000       4,000    SAFECO           0          0           0          214,880   214,880
                                                            Corporation
     0            0           0         700         700     Selective        0          0           0           35,700    35,700
                                                            Insurance
                                                            Group, Inc.
     0            0           0         900         900     StanCorp         0          0           0           38,781    38,781
                                                            Financial
                                                            Group, Inc.
     0            0           0        16,900     16,900    The St. Paul     0          0           0          774,020   774,020
                                                            Travelers
                                                            Companies,
                                                            Inc.
     0            0           0         400         400     Torchmark        0          0           0           24,188    24,188
                                                            Corporation
     0            0           0         500         500     Unitrin,         0          0           0           20,000    20,000
                                                            Inc.
                                                                             0          0           0        7,339,406 7,339,406


INTERNET & CATALOG RETAIL - 0.0%
     0            0           0         700         700     Priceline.com,     0          0           0           18,816    18,816
                                                            Inc.*
IT SERVICES - 0.1%
     0            0           0        2,500       2,500    Cognizant        0          0           0          163,725   163,725
                                                            Technology
                                                            Solutions
                                                            Corp.*
     0            0           0        1,600       1,600    Computer         0          0           0           83,824    83,824
                                                            Sciences
                                                            Corp.*
     0            0           0         900         900     DST Systems,     0          0           0           50,679    50,679
                                                            Inc.*
     0            0           0        1,800       1,800    Fiserv,          0          0           0           78,588    78,588
                                                            Inc.*
     0            0           0         600         600     Global           0          0           0           25,524    25,524
                                                            Payments,
                                                            Inc.
                                                                             0          0           0          402,340   402,340
LEISURE EQUIPMENT & PRODUCTS - 0.0%
     0            0           0        1,500       1,500    Brunswick        0          0           0           44,355    44,355
                                                            Corp.
MACHINERY - 0.2%
     0            0           0         600         600     Bucyrus          0          0           0           29,226    29,226
                                                            International,
                                                            Inc.
     0            0           0        1,500       1,500    Danaher          0          0           0           97,800    97,800
                                                            Corp.
     0            0           0        3,700       3,700    Deere &          0          0           0          268,509   268,509
                                                            Company
     0            0           0         800         800     Dover Corp.      0          0           0           37,712    37,712
     0            0           0         800         800     Gardner          0          0           0           27,720    27,720
                                                            Denver,
                                                            Inc.*
     0            0           0        1,000       1,000    Ingersoll-       0          0           0           35,800    35,800
                                                            Rand Co.,
                                                            Class A
     0            0           0        2,800       2,800    Joy Global,      0          0           0          105,056   105,056
                                                            Inc.
     0            0           0         700         700     SPX Corp.        0          0           0           38,255    38,255
     0            0           0        2,300       2,300    Timken Co.       0          0           0           74,060    74,060
                                                                             0          0           0          714,138   714,138
MARINE - 0.0%
     0            0           0         700         700     American         0          0           0           38,465    38,465
                                                            Commercial
                                                            Lines, Inc.*
MEDIA - 0.6%
     0            0           0        5,700       5,700    Clear            0          0           0          165,015   165,015
                                                            Channel
                                                            Communications,
                                                            Inc.
     0            0           0        13,900     13,900    Comcast          0          0           0          477,882   477,882
                                                            Corp., Class
                                                            A*
     0            0           0        2,600       2,600    Discovery        0          0           0           34,632    34,632
                                                            Holding Co.,
                                                            Class A*
     0            0           0        4,600       4,600    McGraw-Hill      0          0           0          258,980   258,980
                                                            Cos., Inc.
     0            0           0        39,800     39,800    News Corp.,      0          0           0          765,752   765,752
                                                            Inc.
     0            0           0        2,300       2,300    Omnicom          0          0           0          203,573   203,573
                                                            Group, Inc.
     0            0           0        9,500       9,500    Time Warner,     0          0           0          156,750   156,750
                                                            Inc.
                                                                             0          0           0        2,062,584 2,062,584
METALS & MINING - 0.1%
     0            0           0         500         500     Commercial       0          0           0           11,345    11,345
                                                            Metals
                                                            Company
     0            0           0        1,800       1,800    Phelps Doge      0          0           0          157,212   157,212
                                                            Corp.
     0            0           0         600         600     Schnitzer        0          0           0           20,340    20,340
                                                            Steel
                                                            Industries,
                                                            Inc. - Class
                                                            A
     0            0           0        3,900       3,900    United           0          0           0          245,973   245,973
                                                            States Steel
                                                            Corporation
     0            0           0        1,900       1,900    Worthington      0          0           0           38,798    38,798
                                                            Industries,
                                                            Inc.
                                                                             0          0           0          473,668   473,668
MULTILINE RETAIL - 0.1%
     0            0           0        4,700       4,700    Dollar Tree      0          0           0           63,074    63,074
                                                            Stores,
                                                            Inc.*
     0            0           0        4,400       4,400    Target Corp.     0          0           0          202,048   202,048
                                                                             0          0           0          265,122   265,122
MULTI-UTILITIES & UNREGULATED POWER - 0.0%
     0            0           0        3,800       3,800    PG&E Corp.       0          0           0          158,384   158,384
OIL & GAS - 1.3%
     0            0           0        22,500     22,500    Anadarko         0          0           0        1,029,150 1,029,150
                                                            Petroleum
                                                            Corporation
     0            0           0        2,900       2,900    Apache           0          0           0          204,363   204,363
                                                            Corporation
     0            0           0        30,400     30,400    ChevronTexaco     0          0           0        1,999,712 1,999,712
                                                            Corporation
     0            0           0        10,000     10,000    Devon Energy     0          0           0          646,400   646,400
                                                            Corp.
     0            0           0         700         700     General          0          0           0           25,410    25,410
                                                            Maritime
                                                            Corp.
     0            0           0         500         500     Marathon Oil     0          0           0           45,320    45,320
                                                            Corp.
     0            0           0        1,600       1,600    OMI              0          0           0           35,296    35,296
                                                            Corporation
     0            0           0         800         800     Overseas         0          0           0           51,512    51,512
                                                            Shipholding
                                                            Group, Inc.
     0            0           0        2,000       2,000    Pogo             0          0           0           88,540    88,540
                                                            Producing
                                                            Company
     0            0           0         600         600     Swift Energy     0          0           0           28,800    28,800
                                                            Company*
     0            0           0        1,400       1,400    Tesoro           0          0           0          104,720   104,720
                                                            Petroleum
                                                            Corp.
                                                                             0          0           0        4,259,223 4,259,223
PAPER & FOREST PRODUCTS - 0.0%
     0            0           0        2,900       2,900    Louisiana-       0          0           0           58,000    58,000
                                                            Pacific
                                                            Corporation
PHARMACEUTICALS- 0.1%
     0            0           0        3,400       3,400    Forest           0          0           0          157,454   157,454
                                                            Laboratories,
                                                            Inc., Class
                                                            A*
     0            0           0        4,300       4,300    Schering         0          0           0           87,892    87,892
                                                            Plough Corp.
                                                                             0          0           0          245,346   245,346
REAL ESTATE INVESTMENT TRUSTS - 1.4%
     0            0           0        3,000       3,000    Alexandria       0          0           0          283,260   283,260
                                                            Real Estate
                                                            Equities,
                                                            Inc.
     0            0           0        5,750       5,750    Archstone-       0          0           0          301,703   301,703
                                                            Smith Trust
     0            0           0        2,700       2,700    Avalonbay        0          0           0          315,684   315,684
                                                            Communities,
                                                            Inc.
     0            0           0        3,650       3,650    Boston           0          0           0          358,430   358,430
                                                            Properties,
                                                            Inc.
     0            0           0        4,950       4,950    Developers       0          0           0          261,261   261,261
                                                            Diversified
                                                            Realty
                                                            Corporation
     0            0           0        6,100       6,100    Equity           0          0           0          283,711   283,711
                                                            Residential
                                                            Properties
                                                            Trust
     0            0           0        6,100       6,100    General          0          0           0          278,404   278,404
                                                            Growth
                                                            Properties,
                                                            Inc.
     0            0           0        3,500       3,500    Health Care      0          0           0           95,970    95,970
                                                            Property
                                                            Investors,
                                                            Inc.
     0            0           0        2,800       2,800    Hospitality      0          0           0          121,996   121,996
                                                            Properties
                                                            Trust
     0            0           0        7,200       7,200    Kimco Realty     0          0           0          282,528   282,528
                                                            Corporation
     0            0           0        4,100       4,100    Plum Creek       0          0           0          139,646   139,646
                                                            Timber
                                                            Company,
                                                            Inc.
     0            0           0        3,000       3,000    Post             0          0           0          144,030   144,030
                                                            Properties,
                                                            Inc.
     0            0           0        6,400       6,400    ProLogis         0          0           0          354,240   354,240
     0            0           0        3,000       3,000    Public           0          0           0          240,870   240,870
                                                            Storage,
                                                            Inc.
     0            0           0        8,500       8,500    Reckson          0          0           0          378,505   378,505
                                                            Associates
                                                            Realty Corp.
     0            0           0        3,000       3,000    Simon            0          0           0          256,590   256,590
                                                            Property
                                                            Group, Inc.
     0            0           0        7,000       7,000    Tanger           0          0           0          230,300   230,300
                                                            Factory
                                                            Outlet
                                                            Centers,
                                                            Inc.
     0            0           0        3,650       3,650    Vornado          0          0           0          381,607   381,607
                                                            Realty Trust
                                                                             0          0           0        4,708,735 4,708,735
ROAD & RAIL - 0.1%
     0            0           0         400         400     AMERCO*          0          0           0           35,280    35,280
     0            0           0         500         500     Arkansas         0          0           0           22,215    22,215
                                                            Best
                                                            Corporation
     0            0           0        1,100       1,100    CSX Corp.        0          0           0           66,748    66,748
     0            0           0        1,800       1,800    Swift            0          0           0           48,150    48,150
                                                            Transportation
                                                            Co., Inc.*
     0            0           0         500         500     Union            0          0           0           42,500    42,500
                                                            Pacific
                                                            Corp.
                                                                             0          0           0          214,893   214,893
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 0.5%
     0            0           0        6,500       6,500    Altera           0          0           0          112,515   112,515
                                                            Corporation*
     0            0           0        3,200       3,200    Analog           0          0           0          103,456   103,456
                                                            Devices,
                                                            Inc.
     0            0           0         700         700     Atheros          0          0           0           11,564    11,564
                                                            Communications,
                                                            Inc.*
     0            0           0        7,500       7,500    Linear           0          0           0          242,625   242,625
                                                            Technology
                                                            Corporation
     0            0           0        12,400     12,400    Marvell          0          0           0          230,020   230,020
                                                            Technology
                                                            Group Ltd.*
     0            0           0        7,500       7,500    Maxim            0          0           0          220,350   220,350
                                                            Integrated
                                                            Products,
                                                            Inc.*
     0            0           0        1,700       1,700    Novellus         0          0           0           43,027    43,027
                                                            Systems,
                                                            Inc.*
     0            0           0        20,600     20,600    Texas            0          0           0          613,468   613,468
                                                            Instruments,
                                                            Inc.
                                                                             0          0           0        1,577,025 1,577,025
SOFTWARE - 0.6%
     0            0           0        1,500       1,500    Informatica      0          0           0           20,955    20,955
                                                            Corp.*
     0            0           0        80,100     80,100    Microsoft        0          0           0        1,924,803 1,924,803
                                                            Corp.
     0            0           0        2,400       2,400    Red Hat,         0          0           0           56,832    56,832
                                                            Inc.*
                                                                             0          0           0        2,002,590 2,002,590
SPECIALTY RETAIL - 0.1%
     0            0           0         500         500     The              0          0           0           27,910    27,910
                                                            Children's
                                                            Place Retail
                                                            Stores,
                                                            Inc.*
     0            0           0        10,600     10,600    The Gap,         0          0           0          183,910   183,910
                                                            Inc.
     0            0           0        1,100       1,100    Guess?,          0          0           0           46,860    46,860
                                                            Inc.*
     0            0           0        1,200       1,200    Pacific          0          0           0           20,016    20,016
                                                            Sunwear of
                                                            California*
     0            0           0        1,050       1,050    Select           0          0           0           21,158    21,158
                                                            Comfort
                                                            Corporation*
     0            0           0         800         800     Talbots,         0          0           0           16,504    16,504
                                                            Inc.
     0            0           0         700         700     Tiffany &        0          0           0           22,113    22,113
                                                            Co.
     0            0           0         800         800     Zale Corp.*      0          0           0           20,488    20,488
                                                                             0          0           0          358,959   358,959
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
     0            0           0        8,100       8,100    Coach, Inc.*     0          0           0          232,551   232,551
     0            0           0         600         600     Under            0          0           0           24,090    24,090
                                                            Armour,
                                                            Inc., Class
                                                            A*
                                                                             0          0           0          256,641   256,641
THRIFTS & MORTGAGE FINANCE - 0.1%
     0            0           0        1,400       1,400    Corus            0          0           0           32,326    32,326
                                                            Bankshares,
                                                            Inc.
     0            0           0         800         800     Downey           0          0           0           53,080    53,080
                                                            Financial
                                                            Corp.
     0            0           0         800         800     FirstFed         0          0           0           45,160    45,160
                                                            Financial
                                                            Corp.*
     0            0           0        1,800       1,800    Fremont          0          0           0           31,950    31,950
                                                            General
                                                            Corp.
     0            0           0        3,100       3,100    MGIC             0          0           0          176,421   176,421
                                                            Investment
                                                            Corporation
     0            0           0        2,900       2,900    The PMI          0          0           0          123,134   123,134
                                                            Group, Inc.
                                                                             0          0           0          462,071   462,071
TOBACCO - 0.1%
     0            0           0        9,000       9,000    Loews Corp.      0          0           0          333,540   333,540
TRADING COMPANIES & DISTRIBUTORS - 0.0%
     0            0           0         900         900     Applied          0          0           0           20,988    20,988
                                                            Industrial
                                                            Technologies,
                                                            Inc.
     0            0           0        1,000       1,000    WESCO            0          0           0           58,250    58,250
                                                            International,
                                                            Inc.*
                                                                             0          0           0           79,238    79,238
                                                            TOTAL COMMON     0          0           0       45,919,346 45,919,346
                                                            STOCKS (COST
                                                            $42,392,816)
ADJUSTABLE RATE MORTGAGES- 0.1%
     $0          $0          $0       $166,334   $166,334   Federal Home
                                                            Loan
                                                            Mortgage
                                                            Corp. ARM
                                                            420173, 30
                                                            Year, 5.75%,
                                                            4/1/2030
                                                            (Identified      0          0           0          168,727   168,727
                                                            Cost
                                                            $168,791)
ASSET-BACKED SECURITIES- 1.0%
     0            0           0      1,000,000   1,000,000  American         0          0           0          968,937   968,937
                                                            Home
                                                            Mortgage
                                                            Investment
                                                            Trust 2004-
                                                            3, Class
                                                            6A4, 5.01%,
                                                            10/25/2034
     0            0           0        62,546     62,546    CS First         0          0           0           62,088    62,088
                                                            Boston
                                                            Mortgage
                                                            Securities
                                                            Corp. 2002-
                                                            HE4, Class
                                                            AF, 5.51%,
                                                            8/25/2032
     0            0           0       698,711     698,711   Community        0          0           0          684,879   684,879
                                                            Program Loan
                                                            Trust 1987-
                                                            A, Class A4,
                                                            4.50%,
                                                            10/1/2018
     0            0           0       452,714     452,714   MMCA             0          0           0          448,825   448,825
                                                            Automobile
                                                            Trust 2002-
                                                            2, Class C,
                                                            5.55%,
                                                            3/15/2010
     0            0           0       500,000     500,000   Nissan Auto      0          0           0          500,607   500,607
                                                            Receivables
                                                            Owner Trust
                                                            2004-C,
                                                            Class A4,
                                                            5.408%,
                                                            3/15/2010
     0            0           0       500,000     500,000   People's         0          0           0          481,865   481,865
                                                            Choice Home
                                                            Loan
                                                            Securities
                                                            Trust 2004-
                                                            1, Class B1,
                                                            5.00%,
                                                            6/25/2034
                                                            TOTAL ASSET-     0          0           0        3,147,201 3,147,201
                                                            BACKED
                                                            SECURITIES
                                                            (IDENTIFIED
                                                            COST
                                                            $3,177,096)
COLLATERALIZED MORTGAGE OBLIGATIONS- 5.0%
     0            0           0       438,578     438,578   Banc of          0          0           0          449,757   449,757
                                                            America
                                                            Commercial
                                                            Mortgage
                                                            2000-2,
                                                            Class A1,
                                                            7.02%,
                                                            9/15/2032
     0            0           0        85,338     85,338    Banc of          0          0           0           84,074    84,074
                                                            America
                                                            Funding
                                                            Corp. 2003-
                                                            1, Class A1,
                                                            6.00%,
                                                            5/20/2033
     0            0           0       482,690     482,690   Bear Stearns     0          0           0          361,143   361,143
                                                            Asset Backed
                                                            Securities,
                                                            Inc. 2005-
                                                            AC6, Class
                                                            21PO, 0.00%,
                                                            9/25/2020
     0            0           0        6,315       6,315    Bear Stearns     0          0           0            6,204     6,204
                                                            Mortgage
                                                            Securities,
                                                            Inc. 1997-6,
                                                            Class 1A,
                                                            6.66%,
                                                            3/25/2031
     0            0           0       544,180     544,180   CS First         0          0           0          397,972   397,972
                                                            Boston
                                                            Mortgage
                                                            Securities
                                                            Corp. 2003-
                                                            17, Class
                                                            DB4, 5.38%,
                                                            6/25/2033
     0            0           0       340,174     340,174   Chase            0          0           0          330,916   330,916
                                                            Mortgage
                                                            Finance
                                                            Corp. 2003-
                                                            S1, Class
                                                            1A1, 5.25%,
                                                            2/25/2018
     0            0           0      1,000,000   1,000,000  Citicorp         0          0           0          962,265   962,265
                                                            Mortgage
                                                            Securities,
                                                            Inc. 2003-
                                                            11, Class
                                                            1A4, 5.25%,
                                                            12/25/2033
     0            0           0       200,000     200,000   Countrywide      0          0           0          187,983   187,983
                                                            Alternative
                                                            Loan Trust
                                                            2005-28CB,
                                                            Class 1A4,
                                                            5.50%,
                                                            8/25/2035
     0            0           0        18,858     18,858    Federal Home     0          0           0           18,858    18,858
                                                            Loan
                                                            Mortgage
                                                            Corp. REMIC
                                                            1311 K,
                                                            7.00%
                                                            7/15/2022
     0            0           0        37,436     37,436    Federal Home     0          0           0           37,436    37,436
                                                            Loan
                                                            Mortgage
                                                            Corp. REMIC
                                                            1384 D,
                                                            7.00%
                                                            9/15/2022
     0            0           0        46,572     46,572    Federal Home     0          0           0           47,854    47,854
                                                            Loan
                                                            Mortgage
                                                            Corp. REMIC
                                                            1595 D,
                                                            7.00%
                                                            10/15/2013
     0            0           0       750,000     750,000   Federal Home     0          0           0          731,411   731,411
                                                            Loan
                                                            Mortgage
                                                            Corp. REMIC
                                                            1686 PJ,
                                                            5.00%
                                                            2/15/2024
     0            0           0       112,696     112,696   Federal Home     0          0           0          106,335   106,335
                                                            Loan
                                                            Mortgage
                                                            Corp. REMIC
                                                            2003-79 NM,
                                                            4.00%
                                                            5/25/2022
     0            0           0       115,361     115,361   Federal Home     0          0           0          115,540   115,540
                                                            Loan
                                                            Mortgage
                                                            Corp. REMIC
                                                            2366 VG,
                                                            6.00%
                                                            6/15/2011
     0            0           0       531,253     531,253   Federal Home     0          0           0          530,785   530,785
                                                            Loan
                                                            Mortgage
                                                            Corp. REMIC
                                                            2410 OE,
                                                            6.38%
                                                            2/15/2032
     0            0           0        75,000     75,000    Federal Home     0          0           0           74,631    74,631
                                                            Loan
                                                            Mortgage
                                                            Corp. REMIC
                                                            2497 JH,
                                                            6.00%
                                                            9/15/2032
     0            0           0       125,000     125,000   Federal Home     0          0           0          123,164   123,164
                                                            Loan
                                                            Mortgage
                                                            Corp. REMIC
                                                            2626 NA,
                                                            5.00%
                                                            6/15/2023
     0            0           0       573,891     573,891   Federal Home     0          0           0          507,093   507,093
                                                            Loan
                                                            Mortgage
                                                            Corp. REMIC
                                                            2647 A,
                                                            3.25%
                                                            4/15/2032
     0            0           0       237,327     237,327   Federal Home     0          0           0          171,160   171,160
                                                            Loan
                                                            Mortgage
                                                            Corp. REMIC
                                                            2648 TS,
                                                            5.06%
                                                            7/15/2033
     0            0           0       500,000     500,000   Federal Home     0          0           0          494,227   494,227
                                                            Loan
                                                            Mortgage
                                                            Corp. REMIC
                                                            2663 LN,
                                                            4.50%
                                                            1/15/2022
     0            0           0       150,000     150,000   Federal Home     0          0           0          138,329   138,329
                                                            Loan
                                                            Mortgage
                                                            Corp. REMIC
                                                            2672 NB,
                                                            4.00%
                                                            5/15/2016
     0            0           0       164,195     164,195   Federal Home     0          0           0          163,204   163,204
                                                            Loan
                                                            Mortgage
                                                            Corp. REMIC
                                                            2676 JA,
                                                            4.00%
                                                            5/15/2016
     0            0           0       153,084     153,084   Federal Home     0          0           0          145,775   145,775
                                                            Loan
                                                            Mortgage
                                                            Corp. REMIC
                                                            2756 NA,
                                                            5.00%
                                                            2/15/2024
     0            0           0       370,502     370,502   Federal          0          0           0          400,733   400,733
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 1990-
                                                            28 X, 9.00%,
                                                            3/25/2020
     0            0           0       119,105     119,105   Federal          0          0           0          124,089   124,089
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 1992-
                                                            188 PZ,
                                                            7.50%,
                                                            10/25/2022
     0            0           0        92,856     92,856    Federal          0          0           0          102,389   102,389
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 1993-
                                                            113 SB,
                                                            9.75%,
                                                            7/25/2023
     0            0           0       745,905     745,905   Federal          0          0           0          762,577   762,577
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 1997-
                                                            81 PD,
                                                            6.35%,
                                                            12/18/2027
     0            0           0        21,619     21,619    Federal          0          0           0           22,484    22,484
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 2001-
                                                            37 GA,
                                                            8.00%,
                                                            7/25/2016
     0            0           0       440,406     440,406   Federal          0          0           0          448,823   448,823
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 2002-1
                                                            HC, 6.50%,
                                                            2/25/2022
     0            0           0       301,369     301,369   Federal          0          0           0          307,089   307,089
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 2002-
                                                            22 G, 6.50%,
                                                            4/25/2032
     0            0           0       325,033     325,033   Federal          0          0           0          299,839   299,839
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 2003-
                                                            28 GA,
                                                            4.00%,
                                                            10/25/2032
     0            0           0       150,000     150,000   Federal          0          0           0          141,896   141,896
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 2003-
                                                            32 KC,
                                                            5.00%,
                                                            5/25/2018
     0            0           0        23,137     23,137    Federal          0          0           0           21,077    21,077
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 2003-
                                                            35 UC,
                                                            3.75%,
                                                            5/25/2033
     0            0           0       922,562     922,562   Federal          0          0           0          827,810   827,810
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 2003-
                                                            42 CA,
                                                            4.00%,
                                                            5/25/2033
     0            0           0       417,682     417,682   Federal          0          0           0          370,840   370,840
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 2003-
                                                            49 JE,
                                                            3.00%,
                                                            4/25/2033
     0            0           0       318,623     318,623   Federal          0          0           0          289,962   289,962
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 2003-
                                                            66 MB,
                                                            3.50%,
                                                            5/25/2023
     0            0           0       867,706     867,706   Federal          0          0           0          798,525   798,525
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 2004-2
                                                            JA, 5.00%,
                                                            2/25/2024
     0            0           0       188,881     188,881   Federal          0          0           0          200,319   200,319
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC G92-44
                                                            ZQ, 8.00%,
                                                            7/25/2022
     0            0           0       279,535     279,535   Government       0          0           0          291,431   291,431
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 1996-
                                                            10 PD,
                                                            7.50%,
                                                            6/20/2026
     0            0           0        24,940     24,940    Government       0          0           0           25,428    25,428
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 1999-
                                                            29 PB,
                                                            7.25%,
                                                            7/16/2028
     0            0           0        68,035     68,035    Government       0          0           0           68,131    68,131
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 2002-
                                                            17 B, 6.00%,
                                                            3/20/2032
     0            0           0       497,046     497,046   Government       0          0           0          429,520   429,520
                                                            National
                                                            Mortgage
                                                            Association
                                                            REMIC 2003-
                                                            67 ZA,
                                                            5.00%,
                                                            8/20/2033
     0            0           0       194,465     194,465   Indymac Home     0          0           0          195,114   195,114
                                                            Equity Loan
                                                            Asset-Backed
                                                            Trust 2004-
                                                            C, Class
                                                            1A1, 5.70%,
                                                            3/25/2035
     0            0           0       705,857     705,857   MASTR Asset      0          0           0          684,406   684,406
                                                            Securitization
                                                            Trust 2003-
                                                            6, Class
                                                            9A1, 4.25%,
                                                            7/25/2033
     0            0           0       335,807     335,807   Structured       0          0           0          319,330   319,330
                                                            Asset
                                                            Securities
                                                            Corp. 2003-
                                                            212A2, Class
                                                            2A2, 5.25,
                                                            8/25/2033
     0            0           0       472,422     472,422   Vendee           0          0           0          482,605   482,605
                                                            Mortgage
                                                            Trust 1994-
                                                            3A, Class
                                                            1ZB, 6.50%,
                                                            9/15/2024
     0            0           0      1,000,000   1,000,000  Washington       0          0           0          970,908   970,908
                                                            Mutual 2003-
                                                            AR9, Class
                                                            1A6, 4.05%,
                                                            9/25/2033
     0            0           0       100,000     100,000   Washington       0          0           0          100,064   100,064
                                                            Mutual Bank,
                                                            7.50%,
                                                            8/15/2006
     0            0           0       656,492     656,492   Wells Fargo      0          0           0          632,720   632,720
                                                            Mortgage
                                                            backed
                                                            Securities
                                                            Trust 2004-
                                                            8, Class A6,
                                                            5.00%,
                                                            8/25/2019
     0            0           0      1,000,000   1,000,000  Wells Fargo      0          0           0          929,129   929,129
                                                            Mortgage
                                                            backed
                                                            Securities
                                                            Trust 2005-
                                                            3, Class
                                                            A14, 5.50%,
                                                            5/25/2035
                                                            TOTAL            0          0           0       16,433,354 16,433,354
                                                            COLLATERALIZED
                                                            MORTGAGE
                                                            OBLIGATIONS
                                                            (IDENTIFIED
                                                            COST
                                                            $16,828,594)
CORPORATE NOTES & BONDS - 0.7%
COMMUNICATIONS - TELECOM WIRELESS - 0.1%
     0            0           0       400,000     400,000   GTE North,       0          0           0          407,859   407,859
                                                            Inc., Deb.,
                                                            Series D,
                                                            6.90%,
                                                            11/1/2008
CONSUMER CYCLICAL - AUTOMOTIVE - 0.1%
     0            0           0       300,000     300,000   General          0          0           0          298,346   298,346
                                                            Motors
                                                            Acceptance
                                                            Corporation
                                                            Notes
                                                            6.125%,
                                                            02/01/2007
CONSUMER NON-CYCLICAL - SUPERMARKETS - 0.1%
     0            0           0       250,000     250,000   Safeway,         0          0           0          248,071   248,071
                                                            Inc. Notes
                                                            4.800%,
                                                            07/16/2007
FINANCIAL INSTITUTIONS - BANKING - 0.1%
     0            0           0       200,000     200,000   CIT Group,       0          0           0          199,207   199,207
                                                            Inc.,
                                                            Unsecd.
                                                            Note,
                                                            2.875%,
                                                            9/29/2006
FINANCIAL INSTITUTIONS - BROKERAGE - 0.1%
     0            0           0       400,000     400,000   Merrill          0          0           0          399,480   399,480
                                                            Lynch & Co.,
                                                            Inc., Sr.
                                                            Unsub.,
                                                            Series CORE,
                                                            5.898%,
                                                            1/31/2008
FINANCIAL INSTITUTIONS - FINANCE NONCAPTIVE- 0.2%
     0            0           0       380,000     380,000   International     0          0           0          379,968   379,968
                                                            Lease
                                                            Finance
                                                            Corp., Note,
                                                            5.75%,
                                                            10/15/2006
     0            0           0       300,000     300,000   SLM              0          0           0          290,996   290,996
                                                            Corporation
                                                            Notes
                                                            3.950%,
                                                            08/15/2008
                                                                             0          0           0          670,964   670,964
                                                            TOTAL            0          0           0        2,223,927 2,223,927
                                                            CORPORATE
                                                            NOTES &
                                                            BONDS
                                                            (IDENTIFIED
                                                            COST
                                                            $2,258,512)
GOVERNMENT AGENCIES- 1.5%
     0            0           0      1,000,000   1,000,000  Federal Home     0          0           0          997,821   997,821
                                                            Loan Bank
                                                            System,
                                                            Bond, 3.50%,
                                                            9/8/2006
     0            0           0      1,000,000   1,000,000  Federal Home     0          0           0          999,656   999,656
                                                            Loan
                                                            Mortgage
                                                            Corp.,
                                                            5.25%,
                                                            7/18/2011
     0            0           0      1,000,000   1,000,000  Federal Home     0          0           0          960,200   960,200
                                                            Loan
                                                            Mortgage
                                                            Corp.,
                                                            Unsecd.
                                                            Note,
                                                            4.125%,
                                                            7/12/2010
     0            0           0      2,000,000   2,000,000  Federal          0          0           0        2,002,384 2,002,384
                                                            National
                                                            Mortgage
                                                            Association,
                                                            Note, 5.25%,
                                                            1/15/2009
                                                            TOTAL            0          0           0        4,960,061 4,960,061
                                                            GOVERNMENT
                                                            AGENCIES
                                                            (IDENTIFIED
                                                            COST
                                                            $4,983,096)
MORTGAGE-BACKED SECURITIES- 0.2%
     0            0           0       252,500     252,500   Federal Home     0          0           0          245,762   245,762
                                                            Loan
                                                            Mortgage
                                                            Corp., Pool
                                                            E01538,
                                                            5.00%,
                                                            12/1/2018
     0            0           0        31,714     31,714    Federal          0          0           0           32,433    32,433
                                                            National
                                                            Mortgage
                                                            Association,
                                                            Pool 408761
                                                            7.00%,
                                                            12/1/2012
     0            0           0        13,263     13,263    Federal          0          0           0           13,664    13,664
                                                            National
                                                            Mortgage
                                                            Association,
                                                            Pool 512255,
                                                            7.50%,
                                                            9/1/2014
     0            0           0        44,159     44,159    Federal          0          0           0           45,496    45,496
                                                            National
                                                            Mortgage
                                                            Association,
                                                            Pool 609554,
                                                            7.50%,
                                                            10/1/2016
     0            0           0       363,324     363,324   Federal          0          0           0          348,121   348,121
                                                            National
                                                            Mortgage
                                                            Association,
                                                            Pool 754886,
                                                            4.50%,
                                                            9/1/2018
                                                            TOTAL            0          0           0          685,476   685,476
                                                            MORTGAGE-
                                                            BACKED
                                                            SECURITIES
                                                            (IDENTIFIED
                                                            COST
                                                            $705,252)
EXCHANGE TRADED FUNDS - 1.1%
     0            0           0        54,950     54,950    iShares MSCI     0          0           0        3,622,304 3,622,304
                                                            EAFE Index
                                                            Fund
                                                            (Identified
                                                            Cost
                                                            $1,945,943)
MUTUAL FUND - 74.8%
   2,584,533  5,083,710   4,032,209      0      11,700,452  (2) Capital  32,236,389 63,408,270   50,292,121          0 145,936,780
                                                            Appreciation
                                                            Core Fund
       1,736    1,570        278         0         3,584    (2) Emerging     33,535   30,314          5,365          0    69,214
                                                            Markets
                                                            Fixed Income
                                                            Core Fund
     867,589   730,120     145,489       0       1,743,198  (2)           8,519,722 7,169,778     1,428,702          0 17,118,202
                                                            Federated
                                                            Intermediate
                                                            Corporate
                                                            Bond Fund
     150,921   126,967     25,277        0        303,165   (2)           1,639,005 1,378,864       274,506          0 3,292,375
                                                            Federated
                                                            International
                                                            Bond Fund,
                                                            Class A
                                                            Shares
     246,116   484,563     385,586       0       1,116,265  (2)           2,852,488 5,616,089     4,468,941          0 12,937,518
                                                            Federated
                                                            International
                                                            Capital
                                                            Appreciation
                                                            Fund, Class
                                                            A Shares
   1,473,438  1,239,957    246,940       0       2,960,335  (2)          14,351,283 12,077,176    2,405,194          0 28,833,653
                                                            Federated
                                                            Mortgage
                                                            Core
                                                            Portfolio
     648,672   545,753     108,671       0       1,303,096  (2)           7,051,066 5,932,335     1,181,253          0 14,164,654
                                                            Federated
                                                            U.S.
                                                            Government
                                                            Bond Fund
     701,439   590,324     117,646       0       1,409,409  (2)           7,568,532 6,369,597     1,269,399          0 15,207,528
                                                            Federated
                                                            U.S.
                                                            Government
                                                            Securities
                                                            Fund, 2-5
                                                            Years,
                                                            Institutional
                                                            Shares
     328,871   276,686     55,104        0        660,661   (2) High      2,183,702 1,837,196       365,890          0 4,386,788
                                                            Yield Bond
                                                            Portfolio
           0      0           0      2,288,104   2,288,104  SSgA Prime            0          0            0  2,288,104 2,288,104
                                                            Money Market
                                                            Fund (At Net
                                                            Asset Value)
                                                            TOTAL MUTUAL 76,435,722 103,819,619   61,691,371  2,288,104 244,234,816
                                                            FUNDS
                                                            (IDENTIFIED
                                                            COST
                                                            $227,886,730)
REPURCHASE AGREEMENT - 1.6%
  $1,179,000 $2,627,000  $1,575,000      $0     $5,381,000  Bank of       1,179,000  2,627,000    1,575,000          0 5,381,000
                                                            America
                                                            N.A., 5.29%,
                                                            dated
                                                            7/31/2006,
                                                            with a
                                                            maturity of
                                                            8/1/2006 (at
                                                            Amortized
                                                            Cost)
                                                            TOTAL        77,614,722 106,446,619   63,266,371 79,448,500 326,776,212
                                                            INVESTMENTS
                                                            (IDENTIFIED
                                                            COST
                                                            $305,727,830)
                                                            - 99.9%
                                                            OTHER ASSETS    118,525     74,551     (96,805)    170,965   267,236
                                                            AND
                                                            LIABILITIES
                                                            - 0.1%
                                                            TOTAL NET          $ $106,521,170  $63,169,566 $79,619,465 $327,043,448
                                                            ASSETS -     77,733,247
                                                            100%



Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

* Non Income Producing

(1) MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8, 2006. Prior to the reorganization, Federated MDT Balanced Fund had no investment operations. Federated MDT Balanced Fund is the successor to MDT Balanced Fund.

(2) All or a portion of this security will be sold as a result of the reorganization.

FEDERATED CONSERVATIVE ALLOCATION FUND
FEDERATED MODERATE ALLOCATION FUND
FEDERATED GROWTH ALLOCATION
FUND
FEDERATED MDT BALANCED FUND
(A)
PRO FORMA COMBINING
STATEMENTS OF ASSETS &
LIABILITIES
JULY 31, 2006 (UNAUDITED)



                                 FEDERATED       FEDERATED       FEDERATED        FEDERATED
                                CONSERVATIVE      MODERATE         GROWTH            MDT
                                 ALLOCATION      ALLOCATION      ALLOCATION        BALANCED        PRO FORMA        PRO FORMA
                                    FUND            FUND            FUND             FUND          ADJUSTMENT        COMBINED
ASSETS:
Investments in securities,       $77,614,722     $106,446,619      $63,266,371      $79,448,500               $0     $326,776,212
at value
Cash                                                    835              361           26,063                0           27,857
                                         598
Income receivable                                   157,576           33,685          194,901                0          569,210
                                     183,048
Receivable for investments                 0              0            1,980        3,925,155                0        3,927,135
sold
Receivable for shares sold                            3,011                0          103,837                0          109,591
                                       2,743
     Total assets                                                                                            0      331,410,005
                                  77,801,111     106,608,041       63,302,397       83,698,456
LIABILITIES:
Payable for investments                    0              0                0        3,953,075                0        3,953,075
purchased
Payable for shares redeemed                0              0           18,492           25,000                0           43,492
Payable for investment                     0              0                0           23,284                0           23,284
adviser fee
Payable for                               69             70               69           10,178                0           10,386
Directors'/Trustees' fees
Payable for distribution              11,763         18,260           13,369            3,025                0           46,417
services fees
Payable for shareholder                8,571         13,585            9,679                0                0           31,835
services fees
Accrued expenses                      47,461         54,956           91,222           64,429                0          258,068
     Total liabilities                67,864         86,871          132,831        4,078,991                0        4,366,557
NET ASSETS                       $77,733,247     $106,521,170      $63,169,566      $79,619,465               $0     $327,043,448
NET ASSETS CONSIST OF:
Paid-in capital                  $74,001,035     $99,135,745      $63,750,578      $68,844,460               $0     $305,731,818
Net unrealized appreciation                       7,464,026        5,555,990        4,700,296                0       21,048,382
of investments                     3,328,070
Accumulated net realized                          (354,537)      (6,172,721)        5,379,478                0        (965,164)
gain (loss) on investments           182,616
Undistributed net                                                                                            0        1,228,412
investment income                    221,526        275,936           35,719          695,231
     Total Net Assets            $77,733,247     $106,521,170      $63,169,566      $79,619,465               $0     $327,043,448
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
NET ASSETS                       $49,602,897                     $31,225,742      $73,747,134                  (b)  $73,747,134
                                                 $62,930,696                                       $(143,759,335)
SHARES OUTSTANDING                 4,453,677      5,066,798        2,350,322        5,573,783                  (b)    5,573,783
                                                                                                  (11,870,797)
NET ASSET VALUE PER SHARE             $11.14         $12.42           $13.29           $13.23                            $13.23
OFFERING PRICE PER SHARE              $11.14         $12.42           $13.29           $13.23                            $13.23
REDEMPTION PROCEEDS PER               $11.14         $12.42           $13.29           $13.23                            $13.23
SHARE

CLASS A SHARES:
NET ASSETS                               $ -            $ -              $ -       $1,962,276                  (b)            $
                                                                                                  $143,759,335      145,721,611
SHARES OUTSTANDING                         0              0                0          148,492                  (b)   11,031,107
                                                                                                  10,882,615
NET ASSET VALUE PER SHARE              $0.00          $0.00            $0.00           $13.21                            $13.21
OFFERING PRICE PER SHARE*              $0.00          $0.00            $0.00           $13.98  *                         $13.98  *
REDEMPTION PROCEEDS PER                $0.00          $0.00            $0.00           $13.21                            $13.21
SHARE

CLASS C SHARES:
NET ASSETS                               $ -            $ -              $ -       $3,910,055                  (b)            $
                                                                                                  $103,664,648      107,574,703
SHARES OUTSTANDING                         0              0                0          297,817                  (b)    8,193,068
                                                                                                     7,895,251
NET ASSET VALUE PER SHARE              $0.00          $0.00            $0.00           $13.13                            $13.13
OFFERING PRICE PER SHARE               $0.00          $0.00            $0.00           $13.13                            $13.13
REDEMPTION PROCEEDS PER                $0.00          $0.00            $0.00           $13.00 **                         $13.00  **
SHARE

SELECT SHARES:
NET ASSETS                       $28,130,350                     $31,943,824              $ -                  (b)            $
                                                 $43,590,474                                       $(103,664,648)                -
SHARES OUTSTANDING                                3,514,267        2,420,346                0                  (b)            0
                                   2,526,139                                                      (8,460,752)
NET ASSET VALUE PER SHARE             $11.14         $12.40           $13.20            $0.00                             $0.00
OFFERING PRICE PER SHARE              $11.14         $12.40           $13.20            $0.00                             $0.00
REDEMPTION PROCEEDS PER               $11.14         $12.40           $13.20            $0.00                             $0.00
SHARE


Investments, at identified       $74,286,652     $98,982,593      $57,710,381      $74,748,204               $0     $305,727,830
cost
Investments in affiliated        $76,435,722     $103,819,619      $61,691,371               $0               $0     $241,946,712
issuers

*Computation of offering price per share 100/94.50 of net asset value.
**Computation of redemption price per share 100/99 of net asset value.

(a) MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December
8, 2006.  Prior to the reorganization, Federated MDT Balanced Fund had no investment operations. Federated MDT
Balanced Fund is the successor to MDT Balanced Fund.
(b)  Adjustment to reflect share balance as a result of
the combination.


FEDERATED CONSERVATIVE
ALLOCATION FUND
FEDERATED MODERATE ALLOCATION
FUND
FEDERATED GROWTH ALLOCATION
FUND
FEDERATED MDT BALANCED FUND (1)
PRO FORMA COMBINING STATEMENTS
OF OPERATIONS
FOR THE YEAR ENDED JULY 31,
2006 (UNAUDITED)





                                         FEDERATED        FEDERATED       FEDERATED       FEDERATED
                                        CONSERVATIVE      MODERATE         GROWTH            MDT
                                         ALLOCATION      ALLOCATION      ALLOCATION       BALANCED       PRO FORMA       PRO FORMA
                                            FUND            FUND            FUND            FUND         ADJUSTMENT       COMBINED
INVESTMENT INCOME:
Dividends                                 $2,308,159      $2,001,680        $471,448        $838,271             $0       $5,619,558
Interest                                      39,040          72,044          71,431       1,469,679              0        1,652,194
Investment income allocated                  735,552       1,395,942       1,066,222               0              0        3,197,716
from affiliated partnerships
TOTAL INVESTMENT INCOME:                   3,082,751       3,469,666       1,609,101       2,307,950              0       10,469,468
EXPENSES:
Investment advisory fee                      648,825         893,261         532,690         562,720              0        2,637,496
Administrative personnel and                 190,040         190,128         190,011          97,506      (210,491) (a)      457,194
services fee
Custodian fees                                 5,910           7,461           5,905          32,807         31,793 (b)       83,876
Transfer and dividend                        107,069         133,315         153,132          95,765      (290,541) (c)      198,740
disbursing agent fees and
expenses
Directors'/Trustees' fees                      4,141           4,752           4,323          31,234         14,576 (d)       59,026
Auditing fees                                 31,081          31,083          41,711          23,086      (103,875) (e)       23,086
Legal fees                                     7,274           7,188           7,175          27,491         24,434 (f)       73,562
Portfolio accounting fees                     55,122          55,293          55,169          93,403       (68,453) (g)      190,534
Distribution services fee -                        0               0               0             934        407,197 (h)      408,131
Class A Shares
Distribution services fee -                        0               0               0           9,950      1,137,502 (h)    1,147,452
Class C Shares
Distribution services fee -                  234,372         360,002         259,137               0      (853,511) (h)            0
Select Shares
Shareholder services fee -                   125,795         164,022          86,327               0      (376,144) (i)            0
Institutional Shares
Shareholder services fee -                    76,570         119,288          86,725               0      (282,583) (i)            0
Select Shares
Share registration costs                      30,884          31,099          30,081          49,474       (83,564) (j)       57,974
Printing and postage                           3,747           3,600          10,299          15,626          4,489 (k)       37,761
Insurance premiums                             7,859           8,169           7,851          10,170       (14,705) (l)       19,344
Miscellaneous                                  4,369           5,630           2,580           4,248        (9,203) (m)        7,624
     EXPENSES BEFORE ALLOCATION            1,533,058       2,014,291       1,473,116       1,054,414      (673,079)        5,401,800
Expenses allocated from                       17,582          34,286          26,635               0              0           78,503
partnerships
     TOTAL EXPENSES                        1,550,640       2,048,577       1,499,751       1,054,414      (673,079)        5,480,303
WAIVERS AND REIMBURSEMENTS--
  Waiver/Reimbursement of                  (151,709)                                                                               0
investment adviser fee                                     (181,363)        (90,198)       (102,760)        526,030 (n)
  Waiver of administrative                  (34,134)        (33,809)        (34,289)         (6,109)        107,817 (o)        (524)
personnel and services fee
  Waiver of distribution                    (78,063)       (119,957)        (86,379)               0        284,399 (p)            0
services fee - Select Shares
  Waiver of shareholder                     (69,109)        (89,595)        (47,241)               0        205,945 (q)            0
services fee - Institutional
Shares
  Reimbursement of shareholder               (9,622)        (11,850)         (5,648)               0         27,120 (q)            0
services fee - Institutional
Shares
  Reimbursement of other                    (42,260)        (58,561)        (33,639)               0        134,460 (r)            0
operating expenses
TOTAL WAIVERS AND                          (384,897)       (495,135)       (297,394)       (108,869)      1,285,771            (524)
REIMBURSEMENTS
NET EXPENSES                               1,165,743       1,553,442       1,202,357         945,545        612,692        5,479,779
     NET INVESTMENT INCOME                $1,917,008      $1,916,224        $406,744      $1,362,405     ($612,692)       $4,989,689
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
Net realized gain on                           9,666          77,419       1,223,916       6,686,253              0        7,997,254
investments
Net realized gain allocated                2,525,844       2,536,099       3,873,306               0              0        8,935,249
from partnerships
Realized gain distributions                  101,830         205,965         153,459               0              0          461,254
from affiliated investment
company shares
Net change in unrealized                 (2,066,962)     (3,679,158)     (2,331,011)     (3,917,876)              0     (11,995,007)
appreciation (depreciation) of
investments
     Net realized and                        570,378       (859,675)       2,919,670       2,768,377              0        5,398,750
unrealized gain on investments
          Change in net assets            $2,487,386      $1,056,549      $3,326,414      $4,130,782     ($612,692)      $10,388,439
resulting from operations


* MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8,
2006.  Prior to the reorganization, Federated MDT Balanced Fund had no investment operations.  Federated MDT
Balanced Fund is the successor to MDT Balanced Fund.

(See Notes to Pro Forma
Financial Statements)



                     FEDERATED CONSERVATIVE ALLOCATION FUND
                       FEDERATED MODERATE ALLOCATION FUND
                        FEDERATED GROWTH ALLOCATION FUND
                          FEDERATED MDT BALANCED FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                      YEAR ENDED JULY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

FCAF, FMAF and FGAF, each a series of Federated Managed Allocation Portfolios, are registered under the Investment Company Act of 1940, as amended (the "Act), as an open-end management investment company. Each Fund consists of two classes of shares: Institutional Shares and Select Shares.

FMDTBF, a series of Federated MDT Series, is registered under the Act as an open-end, management investment company. MDT Balanced Fund (the "Predecessor Fund") was reorganized into FMDTBF as of the close of business on December 8, 2006. Prior to the reorganization, FMDTBF had no investment operations. FMDTBF is the successor to the Predecessor Fund. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from August 1, 2005 to July 31, 2006. FMDTBF consists of four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. Class K Shares did not become effective until December 11, 2006.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Acquired Funds and the Predecessor Fund of FMDTBF for the year ended July 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at July 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Acquired Funds and the Predecessor Fund of FMDTBF which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of the Acquired Funds for Class A Shares and Class C Shares of the Predecessor Fund of FMDTBF. Under generally accepted accounting principles, the Predecessor Fund of FMDTBF will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the investment advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended July 31, 2006, the Acquired Funds and the Predecessor Fund of FMDTBF paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the reorganization will be borne by Federated Investors, Inc. and its affiliates.

NOTE 3. PORTFOLIO VALUATION

Market values of each Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


NOTE 4. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares and Class C Shares net asset value per share assumes the issuance of 10,882,615 Class A Shares and 7,895,251 Class C Shares, respectively, of the Predecessor Fund of FMDTBF in exchange for 11,870,797 Institutional Shares and 8,460,752 Select Shares of the Acquired Funds which would have been issued at July 31, 2006 in connection with the proposed reorganization.

NOTE 5. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, the Predecessor Fund of FMDTBF intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 6.  PROFORMA ADJUSTMENTS


(a) Effective July 15, 2005, Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Predecessor Fund of FMDTBF with certain administrative personnel and services necessary to operate the Fund.
The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Under a similar plan, FAS provides The Acquired Funds with certain administrative personnel and services necessary to operate the Fund. Prior to July 15, 2005, a previous administrator provided administrative services to the Predecessor Fund of FMDTBF. An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Predecessor Fund of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(b) Adjustment to reflect custodian fees resulting from the combining of four portfolios into one.

(c) Adjustment to reflect transfer and dividend disbursing agent fees and expenses resulting from the combining of four portfolios into one.

(d) Adjustment to reflect directors'/trustees' fees resulting from the combining of four portfolios into one.

(e) Adjustment to reflect auditing fees resulting from the combining of four portfolios into one.

(f) Adjustment to reflect legal fees resulting from the combining of four portfolios into one.

(g) Adjustment to reflect portfolio accounting fees resulting from the combining of four portfolios into one.

(h) Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the Act, FMDTBF may incur distribution expenses of 0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor. Prior to the reorganization of the Fund on December 8, 2006, the Predecessor Fund of FMDT BF incurred distribution expenses of 0.25% and 1.00% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively. FSC may voluntarily choose to waive any portion of its fee. Under a similar plan, the Acquired Funds may incur distribution expenses up to 0.75% of the Select Shares average daily net assets. Adjustment is to reflect expense structure of the Predecessor Fund of FMDTBF on average daily net assets of Federated MDT Pro Forma Combined Fund.

(i) Effective December 11, 2006, under the terms of a Shareholder Services Agreement, FMDTBF may pay fees up to 0.25% of the average daily net assets of Fund's Class A and Class C shares to financial intermediaries or to Federated Shareholder Services Company (FSSC). Prior to the reorganization, the Predecessor Fund of FMDTBFdid not incur a shareholder services fee. Under a similar plan, the Acquired Funds may pay fees up to 0.25% of the average daily net assets of Institutional Shares and Select Shares to financial intermediaries or to FSSC. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. Adjustment is to reflect expense structure of the Predecessor Fund of FMDTBF on average daily net assets of Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect share registration costs resulting from the combining of four portfolios into one.

(k) Adjustment to reflect share printing and postage resulting from the combining of four portfolios into one.

(l) Adjustment to reflect share insurance premiums resulting from the combining of four portfolios into one.

(m) Adjustment to reflect share miscellaneous expenses resulting from the combining of four portfolios into one.

(n) Under the investment advisory contract, Federated MDTA LLC (the "Adviser") is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, in order to limit the aggregate annual operating expenses (excluding interest, taxes and brokerage commissions) for the Predecessor Fund of FMDTBF's Class A Shares, Class C Shares and Institutional Shares to not more than 1.50%, 2.50% and 1.25%, respectively, of average daily net assets. The Adviser has agreed to keep these contractual limitations in place through December 8, 2008. The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Predecessor Fund of FMDTBF. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. An adjustment to the combined waiver of investment adviser fee reflects the fee structure of the Predecessor Fund of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(o) Effective July 15, 2006, FAS contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Predecessor Fund of FMDTBF under the Agreement. The level of fees payable by the Predecessor Fund of FMDTBF to FAS for the period will not exceed the level of fees which the Predecessor Fund of FMDTBF would have paid during the period to its pervious service provider under its previous administrative services agreement. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion. An adjustment to the combined waiver of administrative personnel and services fee reflects the fee structure of the Predecessor Fund of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(p) An adjustment to the combined waiver of distribution services fee reflects the fee structure of FMDTBF, which does not waive distribution services fee.

(q) An adjustment to the combined waiver and/or reimbursement of shareholder services fee reflects the fee structure of FMDTBF, which does not waive and/or reimburse shareholder services fee.

(r) An adjustment to the combined reimbursement of other operating expenses reflects the fee structure of FMDTBF, which does not reimburse other operating expenses.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Conservative Allocation Fund (FCAF) and Federated MDT Balanced Fund (FMDTBF), for the period ended July 31, 2006. MDT Balanced Fund (the "Predecessor Fund") was reorganized into FMDTBF as of the close of business on December 8, 2006. Prior to the reorganization, FMDTBF had no investment operations. FMDTBF is the successor to the Predecessor Fund. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from August 1, 2006 to January 31, 2007. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2007.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of FCAF for Class A Shares and Class C Shares of FMDTBF. Under generally accepted accounting principles, FMDTBF will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED CONSERVATIVE
ALLOCATION FUND
FEDERATED MDT BALANCED
FUND (1)
PRO FORMA COMBINING PORTFOLIO OF
INVESTMENTS
JANUARY 31, 2007
(UNAUDITED)

 FEDERATED                                                                        FEDERATED
CONSERVATIVE FEDERATED                                                           CONSERVATIVE FEDERATED MDT
                MDT
 ALLOCATION   BALANCED   PRO FORMA                                                ALLOCATION    BALANCED      PRO FORMA
    FUND        FUND     COMBINED                                                    FUND         FUND        COMBINED

  SHARES OR PRINCIPAL                                                               VALUE
        AMOUNT
 COMMON STOCKS - 37.9%
AEROSPACE & DEFENSE - 0.2%
     0          800        800     Lockheed Martin Corp.                              0             $77,752       $77,752
     0         6,400      6,400    Raytheon Co.                                       0             332,160       332,160
     0          800        800     United Technologies Corp.                          0              54,416        54,416
                                                                                      0             464,328       464,328
BIOTECHNOLOGY - 0.8%
     0         1,500      1,500    Celgene Corp.*                                     0             108,615       108,615
     0         14,700     14,700   Genentech, Inc.*                                   0           1,284,339     1,284,339
     0         4,300      4,300    Medimmune, Inc.*                                   0             149,038       149,038
                                                                                      0           1,541,992     1,541,992
BUILDING PRODUCTS - 0.1%
     0         3,200      3,200    American Standard Companies                        0             158,048       158,048

CAPITAL MARKETS - 2.8%
     0          600        600     Affiliated Managers Group*                         0              66,840        66,840
     0         4,700      4,700    Bear Stearns & Co., Inc.                           0             774,795       774,795
     0          900        900     Lehman Brothers Holdings, Inc.                     0              74,016        74,016
     0         17,900     17,900   Merrill Lynch & Co., Inc.                          0           1,674,724     1,674,724
     0         38,500     38,500   Morgan Stanley                                     0           3,187,415     3,187,415
                                                                                      0           5,777,790     5,777,790
CHEMICALS - 0.6%
     0          500        500     Ashland, Inc.                                      0              34,775        34,775
     0         26,300     26,300   Dow Chemical Co.                                   0           1,092,502     1,092,502
     0         2,100      2,100    Nalco Holding Co.*                                 0              48,279        48,279
                                                                                      0           1,175,556     1,175,556
COMMERCIAL BANKS - 2.5%
     0          300        300     City National Corp.                                0              21,579        21,579
     0         7,400      7,400    Comerica, Inc.                                     0             438,820       438,820
     0         3,100      3,100    Fifth Third Bancorp                                0             123,690       123,690
     0          700        700     Huntington Bancshares, Inc.                        0              16,296        16,296
     0         62,500     62,500   J.P. Morgan Chase & Co.                            0           3,183,125     3,183,125
     0         11,157     11,157   KeyCorp                                            0             425,863       425,863
     0         12,000     12,000   National City Corp.                                0             454,200       454,200
     0         3,600      3,600    SunTrust Banks, Inc.                               0             299,160       299,160
     0         2,300      2,300    UnionBanCal Corp.                                  0             148,626       148,626
                                                                                      0           5,111,359     5,111,359
COMMERCIAL SERVICES & SUPPLIES - 0.3%
     0          500        500     Brinks Co.                                         0              31,075        31,075
     0          900        900     Dun & Bradstreet Corp.                             0              76,500        76,500
     0         1,000      1,000    Equifax, Inc.                                      0              41,530        41,530
     0         1,700      1,700    Miller Herman, Inc.                                0              63,920        63,920
     0         2,900      2,900    Pitney Bowes, Inc.                                 0             138,823       138,823
     0         5,100      5,100    Robert Half International, Inc.                    0             207,570       207,570
     0         1,400      1,400    TeleTech Holdings, Inc.*                           0              37,730        37,730
     0          500        500     United Stationers, Inc.*                           0              25,480        25,480
                                                                                      0             622,628       622,628
COMMUNICATIONS EQUIPMENT - 0.1%
     0         1,700      1,700    Comverse Technology, Inc.*                         0              32,895        32,895
     0          800        800     F5 Networks, Inc.*                                 0              57,152        57,152
                                                                                      0              90,047        90,047
COMPUTERS & PERIPHERALS - 0.8%
     0         15,200     15,200   Apple, Inc.*                                       0           1,303,096     1,303,096
     0         9,400      9,400    Network Appliance, Inc.*                           0             353,440       353,440
                                                                                      0           1,656,536     1,656,536
CONSTRUCTION MATERIALS 0.1%
     0          600        600     Texas Industries, Inc.                             0              44,052        44,052
     0         1,800      1,800    Vulcan Materials Co.                               0             183,312       183,312
                                                                                      0             227,364       227,364
CONSUMER FINANCE 0.1%
     0         5,000      5,000    AmeriCredit Corp.*                                 0             135,700       135,700
     0         2,200      2,200    First Marblehead Corp.*                            0             119,680       119,680
                                                                                      0             255,380       255,380
CONTAINERS & PACKAGING - 0.1%
     0         1,300      1,300    Crown Holdings, Inc.*                              0              28,691        28,691
     0          800        800     Sealed Air Corp.                                   0              52,720        52,720
     0         1,600      1,600    Temple-Inland, Inc.                                0              79,904        79,904
                                                                                      0             161,315       161,315
DIVERSIFIED CONSUMER SERVICES - 0.1%
     0          800        800     ITT Educational Services, Inc.*                    0              62,080        62,080
     0         1,600      1,600    Weight Watchers International, Inc.*               0              86,448        86,448
                                                                                      0             148,528       148,528
DIVERSIFIED FINANCIAL SERVICES - 0.6%
     0         13,300     13,300   CIT Group Inc.                                     0             784,168       784,168
     0          300        300     Chicago Mercantile Exchange Holdings, Inc.         0             168,990       168,990
     0         4,200      4,200    Moody's Corp.                                      0             300,552       300,552
                                                                                      0           1,253,710     1,253,710
DIVERSIFIED TELECOMMUNICATIONS SERVICES - 0.2%
     0         7,000      7,000    Embarq Corp.                                       0             388,570       388,570

ELECTRIC UTILITIES - 0.3%
     0         4,400      4,400    Allegheny Energy, Inc.*                            0             204,688       204,688
     0         2,900      2,900    Edison International                               0             130,442       130,442
     0         1,300      1,300    FirstEnergy Corp.                                  0              77,129        77,129
     0         1,300      1,300    Portland General Electric Co.                      0              33,982        33,982
     0         4,700      4,700    Reliant Resources, Inc.*                           0              69,936        69,936
                                                                                      0             516,177       516,177
ELECTRICAL EQUIPMENT - 0.3%
     0         13,800     13,800   Honeywell International, Inc.                      0             630,522       630,522
     0          500        500     Roper Industries, Inc.                             0              25,960        25,960
                                                                                      0             656,482       656,482

ELECTRONIC EQUIPMENT & INSTRUMENTS
0.3%
     0         2,900      2,900    Amphenol Corp., Class A                            0             196,388       196,388
     0         5,400      5,400    Avnet, Inc.*                                       0             167,670       167,670
     0         1,200      1,200    Daktronics, Inc.                                   0              41,484        41,484
     0         4,500      4,500    Ingram Micor, Inc., Class A*                       0              87,795        87,795
     0         2,000      2,000    National Instruments Corp.                         0              57,620        57,620
     0          100        100     Tech Data Corp.*                                   0               3,714         3,714
                                                                                      0             554,671       554,671
ENERGY EQUIPMENT & SERVICES - 1.7%
     0         3,300      3,300    Cameron International Corp.*                       0             173,250       173,250
     0          300        300     FMC Technologies, Inc.*                            0              18,579        18,579
     0         1,500      1,500    GlobalSanaFe Corp.                                 0              87,015        87,015
     0         1,900      1,900    Oceaneering International, Inc.*                   0              74,993        74,993
     0         4,200      4,200    Patterson-UTI Energy, Inc.                         0             101,430       101,430
     0          500        500     SEACOR Holdings, Inc.*                             0              50,615        50,615
     0         39,900     39,900   Schlumberger Ltd.                                  0           2,533,251     2,533,251
     0         6,000      6,000    Transocean Sedco Forex, Inc.*                      0             464,220       464,220
                                                                                      0           3,503,353     3,503,353
FOOD & STAPLES - RETAILING - 0.2%
     0         4,100      4,100    Costco Wholesale Corp.                             0             230,338       230,338
     0         1,800      1,800    Kroger Co.                                         0              46,080        46,080
     0         1,100      1,100    Longs Drug Stores Corp.                            0              47,300        47,300
                                                                                      0             323,718       323,718
FOOD PRODUCTS - 0.2%
     0         5,700      5,700    Kellogg Co.                                        0             280,839       280,839
     0         3,500      3,500    Kraft Foods, Inc. Class A                          0             122,220       122,220
                                                                                      0             403,059       403,059
GAS UTILITIES - 0.0%
     0         1,700      1,700    Energen Corp.                                      0              78,676        78,676

HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
     0         1,600      1,600    Dentsply International, Inc.                       0              49,344        49,344
     0         1,700      1,700    Immucor, Inc.*                                     0              53,618        53,618
     0         25,500     25,500   Medtronic, Inc.                                    0           1,362,975     1,362,975
     0          600        600     Mentor Corp.                                       0              30,594        30,594
     0         5,300      5,300    St. Jude Medical, Inc.*                            0             226,628       226,628
                                                                                      0           1,723,159     1,723,159
HEALTH CARE PROVIDERS & SERVICES - 0.8%
     0         8,800      8,800    Cardinal Health, Inc.                              0             628,496       628,496
     0         1,300      1,300    DaVita, Inc.*                                      0              70,980        70,980
     0          900        900     Lincare Holdings, Inc.*                            0              35,415        35,415
     0         3,500      3,500    Medco Health Solutions, Inc.*                      0             207,235       207,235
     0         1,600      1,600    Psychiatric Solutions, Inc.*                       0              62,304        62,304
     0         6,800      6,800    WellPoint, Inc.*                                   0             532,984       532,984
                                                                                      0           1,537,414     1,537,414
HEALTH CARE TECHNOLOGY - 0.0%
     0         2,900      2,900    IMS Health, Inc.                                   0              83,694        83,694

HOTELS RESTAURANTS & LEISURE 0.2%
     0          700        700     LifeTime Fitness, Inc.*                            0              37,940        37,940
     0          400        400     Wynn Resorts Ltd.*                                 0              44,696        44,696
     0         5,200      5,200    Yum! Brands, Inc.                                  0             312,052       312,052
                                                                                      0             394,688       394,688
HOUSEHOLD DURABLES 0.4%
     0         2,500      2,500    Beazer Homes USA, Inc.                             0             108,775       108,775
     0         2,400      2,400    Centex Corp.                                       0             128,856       128,856
     0         3,100      3,100    KB HOME                                            0             168,082       168,082
     0          800        800     M.D.C. Holdings, Inc.                              0              46,616        46,616
     0          400        400     Mertiage Corp.*                                    0              17,780        17,780
     0         8,800      8,800    Pulte Homes, Inc.                                  0             302,192       302,192
     0         1,500      1,500    Ryland Group, Inc.                                 0              84,270        84,270
     0         1,800      1,800    Standard-Pacific Corp.                             0              49,392        49,392
                                                                                      0             905,963       905,963
HOUSEHOLD PRODUCTS - 1.9%
     0         8,500      8,500    Kimberly-Clark Corp.                               0             589,900       589,900
     0         50,400     50,400   Proctor & Gamble Co.                               0           3,269,448     3,269,448
                                                                                      0           3,859,348     3,859,348
INDEPENDENT POWER PRODUCERS - 0.0%
     0         1,100      1,100    AES Corp.*                                         0              22,869        22,869

INDUSTRIAL CONGLOMERATES - 0.6%
     0         14,000     14,000   3M Co.                                             0           1,040,200     1,040,200
     0         3,600      3,600    McDermott International, Inc.*                     0             185,904       185,904
     0          500        500     Teleflex, Inc.                                     0              33,390        33,390
                                                                                      0           1,259,494     1,259,494
INSURANCE - 6.2%
     0         25,950     25,950   Allstate Corp.                                     0           1,561,152     1,561,152
     0         5,000      5,000    Ambac Financial Group, Inc.                        0             440,500       440,500
     0         4,050      4,050    American Financial Group, Inc.                     0             143,046       143,046
     0         47,800     47,800   American International Group, Inc.                 0           3,271,910     3,271,910
     0         4,700      4,700    Assurant, Inc.                                     0             261,226       261,226
     0         6,600      6,600    Berkley, W.R. Corp.                                0             218,394       218,394
     0         2,700      2,700    CNA Financial Corp.*                               0             109,755       109,755
     0         14,600     14,600   Chubb Corp.                                        0             759,784       759,784
     0         2,300      2,300    Commerce Group, Inc.                               0              69,414        69,414
     0         2,100      2,100    HCC Insurance Holdings, Inc.                       0              65,583        65,583
     0         1,600      1,600    Hanover Insurance Group, Inc.*                     0              76,880        76,880
     0         3,800      3,800    Hartford Financial Services Group, Inc.            0             360,658       360,658
     0         11,300     11,300   Loews Corp.                                        0             491,098       491,098
     0         5,200      5,200    MBIA, Inc.                                         0             373,516       373,516
     0         30,600     30,600   Metlife, Inc.                                      0           1,900,872     1,900,872
     0         1,900      1,900    Nationwide Financial Services, Inc. - Class A      0             103,835       103,835
     0         1,400      1,400    Odyssey Re Holdings Corp.                          0              55,230        55,230
     0         1,600      1,600    Ohio Casualty Corp.                                0              47,264        47,264
     0         22,900     22,900   Progressive Corp., Ohio                            0             531,051       531,051
     0         2,000      2,000    Reinsurance Group of America, Inc.                 0             116,300       116,300
     0         4,200      4,200    Safeco Corp.                                       0             268,842       268,842
     0          400        400     Safety Insurance Group, Inc.                       0              19,536        19,536
     0         1,000      1,000    StanCorp Financial Group, Inc.                     0              47,850        47,850
     0         26,200     26,200   The St. Paul Travelers Companies, Inc.             0           1,332,270     1,332,270
                                                                                      0          12,625,966    12,625,966
INTERNET & CATALOG RETAIL - 0.1%
     0         2,500      2,500    Expedia, Inc.*                                     0              53,625        53,625
     0         3,500      3,500    AC Interactive Corp.*                              0             134,400       134,400
     0         1,100      1,100    Nutri/System, Inc.*                                0              48,455        48,455
                                                                                      0             236,480       236,480
INTERNET SOFTWARE & SERVICES - 0.1%
     0         5,400      5,400    eBay, Inc.*                                        0             174,906       174,906
     0         3,000      3,000    ValueClick, Inc.*                                  0              76,560        76,560
                                                                                      0             251,466       251,466
IT SERVICES - 0.4%
     0          800        800     Alliance Data Systems Corp.*                       0              54,344        54,344
     0         3,700      3,700    Automatic Data Processing, Inc.                    0             176,564       176,564
     0         1,300      1,300    Ceridan Corp. - New*                               0              38,961        38,961
     0         1,000      1,000    Checkfree Corp.*                                   0              41,430        41,430
     0         3,500      3,500    Cognizant Technology Solutions Corp.*              0             298,515       298,515
     0         2,300      2,300    Computer Sciences Corp.*                           0             120,658       120,658
     0         2,300      2,300    Fiserv, Inc.*                                      0             120,911       120,911
                                                                                      0             851,383       851,383
LEISURE EQUIPMENT & PRODUCTS - 0.0%
     0         1,200      1,200    Brunswick Corp.                                    0              40,932        40,932

LIFE SCIENCES TOOLS & SERVICES - 0.1%
     0         1,700      1,700    Waters Corp.*                                      0              96,373        96,373

MACHINERY - 0.3%
     0         1,200      1,200    Briggs & Stratton Corp.                            0              35,568        35,568
     0         3,100      3,100    Danaher Corp.                                      0             229,586       229,586
     0         2,900      2,900    Deere & Co.                                        0             290,812       290,812
                                                                                      0             555,966       555,966
MEDIA - 1.8%
     0         40,900     40,900   Comcast Corp., Class A*                            0           1,812,688     1,812,688
     0         5,400      5,400    Discovery Holding Co., Class A*                    0              89,478        89,478
     0         1,300      1,300    Lamar Advertising Co.                              0              86,164        86,164
     0         5,900      5,900    McGraw-Hill Cos., Inc.                             0             395,772       395,772
     0         2,900      2,900    Omnicom Group, Inc.                                0             305,080       305,080
     0         39,900     39,900   Time Warner, Inc.                                  0             872,613       872,613
     0         4,800      4,800    Viacom, Inc., Class B - new*                       0             195,216       195,216
                                                                                      0           3,757,011     3,757,011
METALS & MINING - 0.1%
     0         4,500      4,500    Commercial Metals Corp.                            0             121,995       121,995
     0          900        900     Metal Management, Inc.                             0              36,936        36,936
     0          900        900     Quanex Corp.                                       0              35,271        35,271
     0         2,100      2,100    Worthington Industries, Inc.                       0              40,278        40,278
                                                                                      0             234,480       234,480
MULTI-UTILITIES - 0.1%
     0         5,200      5,200    PG&E Corp.                                         0             242,736       242,736
     0          700        700     SCANA Corp.                                        0              28,504        28,504
                                                                                      0             271,240       271,240
MULTILINE RETAIL - 0.3%
     0         3,900      3,900    Sears Holdings Corp.*                              0             688,935       688,935

OIL GAS & CONSUMABLE FUELS - 4.1%
     0         27,700     27,700   Anadarko Petroleum Corp.                           0           1,211,875     1,211,875
     0         43,100     43,100   Chevron Corp.                                      0           3,141,128     3,141,128
     0         15,200     15,200   Devon Energy Corp.                                 0           1,065,368     1,065,368
     0         1,300      1,300    General Maritime Corp. *                           0              47,437        47,437
     0         15,500     15,500   Marathon Oil Corp.                                 0           1,400,270     1,400,270
     0         2,100      2,100    OMI Corp.                                          0              46,326        46,326
     0         3,900      3,900    Pioneer Natural Resources, Inc.                    0             159,900       159,900
     0         2,200      2,200    Pogo Producing Co.                                 0             109,010       109,010
     0         3,200      3,200    Tesoro Petroleum Corp.                             0             263,648       263,648
     0         18,900     18,900   Valero Energy Corp.                                0           1,025,892     1,025,892
                                                                                      0           8,470,854     8,470,854
PAPER & FOREST PRODUCTS - 0.1%
     0         3,400      3,400    MeadWestvaco Corp.                                 0             102,476       102,476

PERSONAL PRODUCTS -0.0%
     0         2,200      2,200    Avon Products, Inc.                                0              75,658        75,658

PHARMACEUTICALS - 0.5%
     0         10,600     10,600   Johnson & Johnson                                  0             708,080       708,080
     0         16,400     16,400   Schering Plough Corp.                              0             410,000       410,000
                                                                                      0           1,118,080     1,118,080
REAL ESTATE INVESTMENT TRUSTS - 4.3%
     0         6,000      6,000    AMB Property Corp.                                 0             365,100       365,100
     0         4,200      4,200    Alexandria Real Estate Equities, Inc.              0             455,112       455,112
     0         9,650      9,650    Archstone-Smith Trust                              0             609,977       609,977
     0         4,100      4,100    Avalonbay Communities, Inc.                        0             608,276       608,276
     0         6,350      6,350    Boston Properties, Inc.                            0             800,671       800,671
     0         4,450      4,450    Developers Diversified Realty Corp.                0             298,684       298,684
     0         9,900      9,900    Equity Residential Properties Trust                0             557,172       557,172
     0         2,800      2,800    Federal Realty Invstment Trust                     0             261,576       261,576
     0         5,000      5,000    General Growth Properties, Inc.                    0             307,600       307,600
     0         9,900      9,900    Health Care Property Investors, Inc.               0             408,375       408,375
     0         15,000     15,000   Host Hotels & Resorts, Inc.                        0             397,050       397,050
     0         6,100      6,100    Kimco Realty Corp.                                 0             302,560       302,560
     0         7,700      7,700    ProLogis Trust                                     0             500,500       500,500
     0         4,500      4,500    Public Storage, Inc.                               0             489,420       489,420
     0         5,300      5,300    SL Green Realty Corp.                              0             776,874       776,874
     0         7,000      7,000    Simon Property Group, Inc.                         0             800,730       800,730
     0         6,200      6,200    Taubman Centers, Inc.                              0             361,274       361,274
     0         4,850      4,850    Vornado Realty Trust                               0             593,398       593,398
                                                                                      0           8,894,349     8,894,349
ROAD & RAIL - 0.6%
     0         2,000      2,000    Burlington Northern Santa Fe                       0             160,720       160,720
     0         1,800      1,800    Con-way, Inc.                                      0              89,532        89,532
     0         15,700     15,700   Norfolk Southern Corp.                             0             779,505       779,505
     0         2,200      2,200    Ryder Systems, Inc.                                0             119,988       119,988
     0         1,800      1,800    Werner Enterpirses, Inc.                           0              34,218        34,218
                                                                                      0           1,183,963     1,183,963
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 0.1%
     0         2,300      2,300    Altera Corp.*                                      0             120,520       120,520

SOFTWARE - 0.2%
     0         22,400     22,400   Oracle Corp.*                                      0             384,384       384,384
     0          700        700     Quality Systems, Inc.                              0              29,701        29,701
     0         1,800      1,800    THQ, Inc.*                                         0              54,540        54,540
                                                                                      0             468,625       468,625
SPECIALTY RETAIL - 0.6%
     0          700        700     AutoZone, Inc.*                                    0              87,941        87,941
     0         3,100      3,100    CarMax, Inc.*                                      0             178,033       178,033
     0          600        600     Children's Place Retail Stores, Inc.*              0              32,526        32,526
     0         1,100      1,100    Dick's Sporting Goods, Inc.*                       0              56,639        56,639
     0         1,400      1,400    Guess?, Inc.*                                      0             100,954       100,954
     0          800        800     Gymboree Corp.*                                    0              34,632        34,632
     0         17,600     17,600   Home Depot, Inc.                                   0             717,024       717,024
     0          800        800     J Crew Group, Inc.*                                0              29,064        29,064
     0          100        100     Zale Corp.*                                        0               2,752         2,752
                                                                                      0           1,239,565     1,239,565
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
     0         13,800     13,800   Coach, Inc.*                                       0             632,868       632,868
     0         1,200      1,200    Crocs, Inc.*                                       0              60,408        60,408
                                                                                      0             693,276       693,276
THRIFTS & MORTGAGE FINANCE - 0.5%
     0         1,200      1,200    Downey Financial Corp.                             0              85,848        85,848
     0         2,000      2,000    Federal Home Loan Mortgage Corp.                   0             129,860       129,860
     0         1,000      1,000    FirstFed Financial Corp.*                          0              68,950        68,950
     0         3,800      3,800    MGIC Investment Corp.                              0             234,536       234,536
     0         3,600      3,600    PMI Group, Inc.                                    0             172,152       172,152
     0         3,700      3,700    Radian Group, Inc.                                 0             222,814       222,814
                                                                                      0             914,160       914,160
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
     0          400        400     U.S. Cellular Corp.*                               0              28,840        28,840
                                   TOTAL COMMON STOCKS (COST $68,470,848)             0          77,776,514    77,776,514
 ASSET-BACKED SECURITIES - 0.6%
     0         58,994     58,994   CS First Boston Mortgage Securities Corp.          0              58,460        58,460
                                   2002-HE4, Class AF, 5.51%, 8/25/2032
     0        648,723    648,723   Community Program Loan Trust 1987-A, Class         0             638,909       638,909
                                   A4, 4.50%, 10/1/2018
     0        452,714    452,714   MMCA Automobile Trust 2002-2, Class C, 5.55%,      0             451,692       451,692
                                   3/15/2010
     0        140,000    140,000   Morgan Stanley Capital I 2006-IQ12 A4,             0             137,539       137,539
                                   5.319%, 12/15/2043
                                   TOTAL ASSET-BACKED SECURITIES (IDENTIFIED          0           1,286,600     1,286,600
                                   COST $1,297,142)
 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
     0        469,749    469,749   Bear Stearns Asset Backed Securities, Inc.         0             314,914       314,914
                                   2005-AC6, Class 21PO, 0.00%, 9/25/2020
     0         5,692      5,692    Bear Stearns Mortgage Securities, Inc. 1997-       0               5,592         5,592
                                   6, Class 1A, 6.66%, 3/25/2031
     0         16,838     16,838   Federal Home Loan Mortgage Corp. REMIC 1311        0              16,784        16,784
                                   K, 7.00% 7/15/2022
     0         33,518     33,518   Federal Home Loan Mortgage Corp. REMIC 1384        0              33,419        33,419
                                   D, 7.00% 9/15/2022
     0         39,298     39,298   Federal Home Loan Mortgage Corp. REMIC 1595        0              40,806        40,806
                                   D, 7.00% 10/15/2013
     0         75,000     75,000   Federal Home Loan Mortgage Corp. REMIC 2497        0              75,595        75,595
                                   JH, 6.00% 9/15/2032
     0         67,057     67,057   Federal Home Loan Mortgage Corp. REMIC 2676        0              66,830        66,830
                                   JA, 4.00% 5/15/2016
     0         82,752     82,752   Federal National Mortgage Association REMIC        0              91,131        91,131
                                   1993-113 SB, 9.75%, 7/25/2023
     0         16,017     16,017   Federal National Mortgage Association REMIC        0              16,653        16,653
                                   2001-37 GA, 8.00%, 7/25/2016
     0         20,980     20,980   Federal National Mortgage Association REMIC        0              19,423        19,423
                                   2003-35 UC, 3.75%, 5/25/2033
     0         20,173     20,173   Government National Mortgage Association           0              20,434        20,434
                                   REMIC 1999-29 PB, 7.25%, 7/16/2028
     0         61,195     61,195   Government National Mortgage Association           0              61,806        61,806
                                   REMIC 2002-17 B, 6.00%, 3/20/2032
                                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS          0             763,387       763,387
                                   (IDENTIFIED COST $810,587)
 CORPORATE NOTES & BONDS - 6.4%
BASIC INDUSTRY - CHEMICALS - 0.0%
     0         75,000     75,000   Albemarle Corp., Sr. Note, 5.10%, 2/1/2015         0              70,787        70,787

BASIC INDUSTRY - METALS & MINING - 0.2%
     0         35,000     35,000   Alcoa, Inc., Note, 5.55%, 2/1/2017                 0              34,865        34,865
     0        100,000    100,000   BHP Finance (USA), Inc., Company Guarantee,        0              98,176        98,176
                                   5.25%, 12/15/2015
     0        150,000    150,000   Vale Overseas Limited, 6.875%, 11/21/2036          0             152,438       152,438
     0        150,000    150,000   (1)(2) Xstrata Finance Canada L, Unsecd.           0             148,831       148,831
                                   Note, 5.50%, 11/16/2011
                                                                                      0             434,310       434,310
CAPITAL GOODS - AEROSPACE & DEFENSE - 0.2%
     0        125,000    125,000   Boeing Co., Note 5.125%, 2/15/2013                 0             123,821       123,821
     0        200,000    200,000   Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013       0             199,311       199,311
                                                                                      0             323,132       323,132
CAPITAL GOODS - DIVERSIFIED MANUFACTURING - 0.1%
     0        100,000    100,000   Emerson Electric Co., Unsecd. Note, 5.75%,         0             101,619       101,619
                                   11/1/2011

CAPITAL GOODS - ENVIRONMENTAL - 0.1%
     0        100,000    100,000   Waste Management, Inc., 7.375%, 8/1/2010           0             105,994       105,994

COMMUNICATIONS - MEDIA & CABLE - 0.1%
     0        100,000    100,000   Comcast Corp., Sr. Note, 7.125%, 6/15/2013         0             108,102       108,102
     0         75,000     75,000   Cox Communications, Inc., Unsecd. Note,            0              73,425        73,425
                                   5.45%, 12/15/2014
                                                                                      0             181,527       181,527
COMMUNICATIONS - MEDIA NONCABLE - 0.1%
     0        100,000    100,000   British Sky Broadcasting Group PLC, 8.20%,         0             106,113       106,113
                                   7/15/2009
     0         75,000     75,000   News America Holdings, Company Guarantee,          0              86,120        86,120
                                   8.00%, 10/17/2016
     0         75,000     75,000   News America Holdings, Sr. Deb., 9.25%,            0              87,556        87,556
                                   2/1/2013
                                                                                      0             279,789       279,789
COMMUNICATIONS - TELECOM WIRELESS - 0.2%
     0        150,000    150,000   AT&T Wireless Services, Sr. Note, 8.75%,           0             195,113       195,113
                                   3/1/2031
     0        100,000    100,000   Cingular Wirless LLC, Sr. Note, 6.50%,             0             104,657       104,657
                                   12/15/2011
     0        100,000    100,000   Sprint Capital Corp., Note, 8.375%, 3/15/2012      0             110,853       110,853
                                                                                      0             410,623       410,623
COMMUNICATIONS - TELECOM WIRELINES - 0.3%
     0        400,000    400,000   GTE North, Inc., Deb., Series D, 6.90%,            0             409,847       409,847
                                   11/1/2008
     0         75,000     75,000   Telefonica SA, Company Guarantee, 7.045%,          0              81,052        81,052
                                   6/20/2036
     0        100,000    100,000   Telefonos de Mexico, Note, 4.50%, 11/19/2008       0              98,050        98,050
                                                                                      0             588,949       588,949
CONSUMER CYCLICAL - AUTOMOTIVE - 0.2%
     0         75,000     75,000   DaimlerChrysler North America, Sr. Note,           0              73,208        73,208
                                   4.875%, 6/15/2010
     0         50,000     50,000   DaimlerChrysler North America Holding Corp.,       0              51,329        51,329
                                   Sr. Note, 6.50%, 11/15/2013
     0        300,000    300,000   General Motors Acceptance, Note, 6.125%,           0             300,000       300,000
                                   2/1/2007
                                                                                      0             424,537       424,537
CONSUMER CYCLICAL - ENTERTAINMENT - 0.1%
     0         75,000     75,000   Disney Co., Note, 5.70%, 7/15/2011                 0              76,131        76,131
     0        100,000    100,000   Time Warner, Inc., 5.50%, 11/15/2011               0              99,804        99,804
                                                                                      0             175,935       175,935
CONSUMER CYCLICAL - LODGING - 0.1%
     0        100,000    100,000   (1)(2) Wyndham Worldwide Corp., Sr. Unsecd.        0              98,533        98,533
                                   Note, 6.00%, 12/1/2016

CONSUMER CYCLICAL - RETAILERS - 0.1%
     0        125,000    125,000   Home Depot, Inc., 5.40%, 3/1/2016                  0             120,917       120,917
     0        100,000    100,000   Target Corp., 5.875%, 3/1/2012                     0             102,518       102,518
                                                                                      0             223,435       223,435
CONSUMER NON-CYCLICAL - FOOD/BEVERAGE - 0.1%
     0        100,000    100,000   Bottling Group LLC, Note 5.50%, 4/1/2016           0              99,850        99,850
     0         40,000     40,000   General Mills, Inc., Note, 5.70%, 2/15/2017        0              39,966        39,966
     0         75,000     75,000   Kraft Foods, Inc., Note, 5.25%, 10/1/2013          0              73,913        73,913
     0         50,000     50,000   Kraft Foods, Inc., Note, 6.25%, 6/1/2012           0              51,746        51,746
                                                                                      0             265,475       265,475
CONSUMER NON-CYCLICAL - HEALTH CARE - 0.1%
     0        100,000    100,000   Medtronic, Inc., Note, Series B, 4.375%,           0              97,138        97,138
                                   9/15/2010

CONSUMER NON-CYCLICAL - PHARMACEUTICALS - 0.3%
     0         75,000     75,000   Abbott Laboratories, Note, 5.375%, 5/15/2009       0              75,300        75,300
     0        100,000    100,000   Genentech, Inc., Sr. Note, 4.75%, 7/15/2015        0              95,371        95,371
     0        125,000    125,000   Lilly (Eli) & Co., Unsecd. Note, 6.57%,            0             134,551       134,551
                                   1/1/2016
     0        100,000    100,000   Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018        0             108,202       108,202
     0        100,000    100,000   Wyeth, Unsecd. Note, 5.50%, 2/1/2014               0             100,060       100,060
                                                                                      0             513,484       513,484
CONSUMER NON-CYCLICAL - SUPERMARKETS - 0.1%
     0        250,000    250,000   Safeway, Inc. Notes 4.800%, 07/16/2007             0             249,120       249,120

CONSUMER NON-CYCLICAL - TOBACCO - 0.0%
     0         75,000     75,000   Altria Group, Inc., Note, 7.00%, 11/4/2013         0              81,642        81,642

ENERGY - INDEPENDENT - 0.1%
     0         55,000     55,000   Anadarko Petroleum Corp., Sr. Note, 5.95%,         0              54,619        54,619
                                   9/15/2016
     0         50,000     50,000   Canadian Natural Resources, 4.90%, 12/1/2014       0              47,106        47,106
     0        150,000    150,000   Pemex Project Funding Master, Company              0             166,995       166,995
                                   Guarantee, 9.125%, 10/13/2010
                                                                                      0             268,720       268,720
ENERGY - INTEGRATED - 0.1%
     0         75,000     75,000   Conoco Funding Co., 7.25%, 10/15/2031              0              87,594        87,594
     0         75,000     75,000   ConocoPhillip Australia, 5.50%, 4/15/2013          0              75,374        75,374
     0        100,000    100,000   Husky Oil Ltd., Sr. Deb., 7.55%, 11/15/2016        0             111,698       111,698
                                                                                      0             274,666       274,666
ENERGY - REFINING - 0.1%
     0        100,000    100,000   Valero Energy Corp., 6.875%, 4/15/2012             0             105,703       105,703
     0         50,000     50,000   Valero Energy Corp., 7.50%, 4/15/2032              0              56,955        56,955
     0         75,000     75,000   Valero Energy Corp., Note, 4.75%, 4/1/2014         0              70,358        70,358
                                                                                      0             233,016       233,016
FINANCIAL INSTITUTIONS - BANKING - 1.1%
     0        200,000    200,000   Bank of America Corp., Sr. Note, 5.375%,           0             199,437       199,437
                                   6/15/2014
     0        120,000    120,000   Capital One Capital IV, 6.745%, 2/17/2037          0             121,157       121,157
     0        200,000    200,000   Citigroup, Inc., Note, 5.125%, 2/14/2011           0             199,021       199,021
     0        100,000    100,000   Credit Suisse First Boston, Sr. Note, 5.50%,       0             100,898       100,898
                                   8/16/2011
     0        100,000    100,000   HSBC Finance Capital Trust, Note, 5.911%,          0             100,851       100,851
                                   11/30/2035
     0        200,000    200,000   HSBC Finance Corp., 4.75%, 4/15/2010               0             197,015       197,015
     0        100,000    100,000   Household Finance Corp., Note, 7.00%,              0             107,417       107,417
                                   5/15/2012
     0        150,000    150,000   J.P. Morgan Chase & Co., 5.75%, 1/2/2013           0             152,735       152,735
     0        100,000    100,000   Marshall & Ilsley Bank, Sr. Note, 4.40%,           0              97,444        97,444
                                   3/15/2010
     0        200,000    200,000   Northern Trust Corp., Sr. Note, 5.30%,             0             200,039       200,039
                                   8/29/2011
     0        100,000    100,000   PNC Funding Corp., Sub. Note, 7.50%,               0             105,310       105,310
                                   11/1/2009
     0        100,000    100,000   Popular North America, 5.65%, 4/15/2009            0             100,078       100,078
     0        250,000    250,000   US BANK NA, Sub. Note, 4.95%, 10/30/2014           0             242,308       242,308
     0        250,000    250,000   Wachovia Bank NA, 4.80%, 11/1/2014                 0             238,601       238,601
     0        100,000    100,000   Wells Fargo Bank NA, Sub. Noet, 6.45%,             0             104,116       104,116
                                   2/1/2011
     0         75,000     75,000   Zions Bancorp, Sub. Note, 5.50%, 11/16/2015        0              73,204        73,204
                                                                                      0           2,339,631     2,339,631
FINANCIAL INSTITUTIONS - BROKERAGE - 0.5%
     0        100,000    100,000   Amvescap PLC, Sr. Note, 4.50%, 12/15/2009          0              97,471        97,471
     0        100,000    100,000   Bear Stearns & Cos., Inc., Unsecd. Note,           0              96,046        96,046
                                   3.25%, 3/25/2009
     0        150,000    150,000   Goldman Sachs Group, Inc., Note, 5.25%,            0             148,556       148,556
                                   10/15/2013
     0        400,000    400,000   Merrill Lynch & Co., Inc., Sr. Unsub., Series      0             400,160       400,160
                                   CORE, 5.908%, 1/31/2008
     0        150,000    150,000   Merrill Lynch & Co., Inc.,  Unsub. Note,           0             149,715       149,715
                                   5.45%, 7/15/2014
     0        100,000    100,000   Morgan Stanley, Note, 4.00%, 1/15/2010             0              96,616        96,616
                                                                                      0             988,564       988,564
FINANCIAL INSTITUTIONS - FINANCE NONCAPTIVE - 0.7%
     0        100,000    100,000   American Express Co., Global Sr. Note, 4.75%,      0              99,049        99,049
                                   6/17/2009
     0        100,000    100,000   American General Finance Corp., 4.00%,             0              95,029        95,029
                                   3/15/2011
     0        150,000    150,000   Berkshire Hathaway, Inc., Company Guarantee,       0             145,363       145,363
                                   4.85%, 1/15/2015
     0        364,000    364,000   General Electric Capital, Note, 4.875%             0             360,192       360,192
                                   10/21/2010
     0        100,000    100,000   General Electric Capital, Note, 4.875%             0              97,104        97,104
                                   3/4/2015
     0        200,000    200,000   (1)(2) ILFC E-Capital Trust I, 5.90%,              0             201,248       201,248
                                   12/21/2065
     0        100,000    100,000   International Lease Finance Corp., Note,           0              98,644        98,644
                                   4.875%, 9/1/2010
     0         75,000     75,000   SLM Corp. Note,  4.00%, 1/15/2010                  0              72,147        72,147
     0        300,000    300,000   SLM Corp. Note, Series A,  3.950%, 8/15/2008       0             293,321       293,321
                                                                                      0           1,462,097     1,462,097
FINANCIAL INSTITUTIONS - INSURANCE - HEALTH - 0.0%
     0         75,000     75,000   Aetna US Healthcare, Sr. Note, 5.75%,              0              75,960        75,960
                                   6/15/2011

FINANCIAL INSTITUTIONS - INSURANCE - LIFE - 0.1%
     0        100,000    100,000   AXA-UAP, Sub. Note, 8.60%, 12/15/2030              0             129,156       129,156

FINANCIAL INSTITUTIONS - INSURANCE - P&C - 0.3%
     0        100,000    100,000   St. Paul Travelers Co., Inc., Sr. Unsecd.          0              99,632        99,632
                                   Note, 5.50%, 12/1/2015
     0        500,000    500,000   (1)(2) ZFS Finance USA Trust I, Jr. Sub.           0             507,375       507,375
                                   Note, 6.15%, 12/15/2065
                                                                                      0             607,007       607,007
FINANCIAL INSTITUTIONS - REITS - 0.0%
     0         75,000     75,000   Health Care Property Investments, Inc.,            0              75,488        75,488
                                   5.95%, 9/15/2011

FOREIGN - LOCAL - GOVERNMENT - 0.1%
     0        100,000    100,000   Ontario, Province of, Note, 4.50%, 2/3/2015        0              95,660        95,660

TECHNOLOGY - 0.1%
     0         75,000     75,000   Cisco Systems, Inc., Sr. Note, 5.25%,              0              75,045        75,045
                                   2/22/2011
     0        100,000    100,000   Dell Computer Corp., Sr. Deb., 7.10%,              0             108,150       108,150
                                   4/15/2028
     0        100,000    100,000   Oracle Corp., Sr. Unsecd. Note, Series WI,         0              98,849        98,849
                                   5.00%, 1/15/2011
                                                                                      0             282,044       282,044
TRANSPORTATION - AIRLINES - 0.1%
     0         75,000     75,000   Southwest Airlines Co., 6.50%, 3/1/2012            0              77,870        77,870
     0         50,000     50,000   Southwest Airlines Co., Deb., 7.375%,              0              54,324        54,324
                                   3/1/2027
                                                                                      0             132,194       132,194
TRANSPORTATION - RAILROADS - 0.1%
     0         75,000     75,000   Burlington Northern Santa Fe Corp., Sr. Note,      0              71,588        71,588
                                   4.875%, 1/15/2015
     0        100,000    100,000   Norfolk Southern Corp., Sr. Note, 6.75%,           0             104,746       104,746
                                   2/15/2011
     0        100,000    100,000   Union Pacific Corp., 4.875%, 1/15/2015             0              95,513        95,513
                                                                                      0             271,847       271,847
TRANSPORTATION - SERVICES - 0.1%
     0        100,000    100,000   FedEx Corp., Note, 5.50%, 8/15/2009                0             100,486       100,486

UTILITY - ELECTRIC - 0.5%
     0        100,000    100,000   Cleveland Electric Illum, Sr. Unsecd. Note,        0              95,955        95,955
                                   5.95%, 12/15/2036
     0        100,000    100,000   Consolidated Edison Col, Sr. Unsecd. Note,         0             100,282       100,282
                                   Series 2006C, 5.50%, 9/15/2016
     0        100,000    100,000   Exelon Generation Co., Sr. Note, 5.35%,            0              98,167        98,167
                                   1/15/2015
     0        100,000    100,000   First Energy Corp, Note, Series B, 6.45%,          0             104,176       104,176
                                   11/15/2011
     0        100,000    100,000   PSEG Power LLC, Company Guarantee, 7.75%,          0             108,535       108,535
                                   4/15/2011
     0         75,000     75,000   PSI Energy, Inc., Bond, 6.05%, 6/15/2016           0              77,202        77,202
     0        100,000    100,000   Pacific Gas & Electric Co., Unsecd. Note,          0              95,519        95,519
                                   4.20%, 3/1/2011
     0        300,000    300,000   Wisconsin Power & Light Co., Note, 7.00%,          0             301,582       301,582
                                   6/15/2007
                                                                                      0             981,418       981,418
UTILITY - NATURAL GAS DISTRIBUTOR - 0.0%
     0        100,000    100,000   Atmos Energy Corp., Sr. Note, 4.00%,               0              96,448        96,448
                                   10/15/2009
                                   TOTAL CORPORATE NOTES & BONDS (IDENTIFIED          0          13,040,431    13,040,431
                                   COST $13,191,085)
 GOVERNMENT AGENCIES - 4.4%
     0       4,000,000  4,000,000  Federal Home Loan Bank System, Bond, 5.375%,       0           4,048,648     4,048,648
                                   8/19/2011
     0       1,000,000  1,000,000  Federal Home Loan Mortgage Corp., 4.125%,          0             970,660       970,660
                                   7/12/2010
     0       1,000,000  1,000,000  Federal Home Loan Mortgage Corp., 5.25%,           0           1,007,235     1,007,235
                                   7/18/2011
     0       1,000,000  1,000,000  Federal Home Loan Mortgage Corp., 5.50%,           0           1,027,315     1,027,315
                                   7/18/2016
     0       2,000,000  2,000,000  Federal National Mortgage Association, Note,       0           2,005,974     2,005,974
                                   5.25%, 1/15/2009
                                   TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST         0           9,059,832     9,059,832
                                   $9,088,751)
 MORTGAGE BACKED SECURITIES - 0.0%
     0         28,977     28,977   Federal National Mortgage Association, Pool        0              29,662        29,662
                                   408761 7.00%, 12/1/2012
     0         12,635     12,635   Federal National Mortgage Association, Pool        0              13,130        13,130
                                   512255, 7.50%, 9/1/2014
     0         42,172     42,172   Federal National Mortgage Association, Pool        0              43,197        43,197
                                   609554, 7.50%, 10/1/2016
                                   TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED       0              85,989        85,989
                                   COST $86,490)
U.S. TREASURY - 3.0%
     0       1,197,372  1,197,372  U.S. Treasury Inflation Protected Note,            0           1,209,912     1,209,912
                                   2.500%, 7/15/2016
     0       1,250,000  1,250,000  United States Treasury Bond, 4.500%,               0           1,170,233     1,170,233
                                   2/15/2036
     0       4,000,000  4,000,000  United States Treasury Note, 3.875%,               0           3,809,615     3,809,615
                                   2/15/2013
                                   TOTAL U.S. TREASURY (IDENTIFIED COST               0           6,189,760     6,189,760
                                   $6,287,764)
 EXCHANGE TRADED FUNDS - 5.1%
     0        142,450    142,450   iShares MSCI EAFE Index Fund (Identified Cost      0          10,575,488    10,575,488
                                   $8,320,096)
 MUTUAL FUNDS - 40.2%
   2,285,092     0      2,285,092  (4) Capital Appreciation Core Fund              32,474,447             0    32,474,447
      39,017   42,893     81,910   (4) Emerging Markets Fixed Income Core Fund        817,868       899,113     1,716,981
     745,226     0       745,226   (4) Federated Intermediate Corporate Bond        7,407,542             0     7,407,542
                                   Fund
      99,385     0        99,385   (4) Federated International Bond Fund, Class     1,039,568             0     1,039,568
                                   A Shares
     138,244     0       138,244   (4) Federated International Capital              1,654,776             0     1,654,776
                                   Appreciation Fund, Class A Shares
   1,340,269  807,927   2,148,196  (4) Federated Mortgage Core Portfolio           13,201,647     7,958,084    21,159,731
     605,709     0       605,709   (4) Federated U.S. Government Bond Fund          6,632,509             0     6,632,509
     616,663     0       616,663   (4) Federated U.S. Government Securities         6,672,291             0     6,672,291
                                   Fund, 2-5 Years, Institutional Shares
     268,468  270,466    538,934   (4) High Yield Bond Portfolio                    1,852,430     1,866,216     3,718,646
                                   TOTAL MUTUAL FUNDS (IDENTIFIED COST             71,753,078    10,723,413    82,476,491
                                   $81,935,992)
 REPURCHASE AGREEMENTS - 2.2%
           $      $          $     Bank of America, NA, 5.29%, dated 1/31/2007,       643,000             0       643,000
     643,000     -       643,000   maturing 2/1/2007
                                   Mizuho Securities USA, Inc., 5.23%, dated                0     3,949,000     3,949,000
           - 3,949,000  3,949,000  1/31/2007, maturing 2/1/2007
                                   TOTAL REPURCHASE AGREEMENTS (AT COST)              643,000     3,949,000     4,592,000
                                   TOTAL INVESTMENTS (IDENTIFIED COST              72,396,078   133,450,414   205,846,492
                                   $194,080,755) - 100.2%
                                   OTHER ASSETS AND LIABILITIES - (0.2)%                          (573,252)     (456,722)
                                                                                      116,530
                                   TOTAL NET ASSETS - 100%                                  $  $132,877,162  $205,389,770
                                                                                   72,512,608

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

* Non Income Producing

(1) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007 these restricted securities amounted to $955,987, which represents 0.3% of combined total net assets.

(2) Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $955,987, which represented 0.3% of combined total net assets.

(3) Pledged as collateral to ensure FMDTBF is able to satisfy the obligations of its outstanding long futures contracts.

(4) All or a portion of this security will be sold as a result of the reorganization.

At January 31, 2007, FMDTBF had the following outstanding futures contracts.



<                                NUMBER OF  NOTIONAL  EXPIRATION   UNREALIZED
DESCRIPTION                     CONTRACTS   VALUE       DATE      APPRECIATION
United States Treasury
  Notes 10 Year Futures - long    13     $1,387,750   March 2007    $3,195

FEDERATED CONSERVATIVE ALLOCATION FUND
FEDERATED MDT BALANCED FUND (A)
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JANUARY 31, 2007 (UNAUDITED)


                                                             FEDERATED          FEDERATED
                                                            CONSERVATIVE           MDT
                                                             ALLOCATION         BALANCED           PRO FORMA         PROFORMA
                                                                  FUND            FUND            ADJUSTMENT         COMBINED
ASSETS:
Investments in securities, at value                          $72,396,078        $133,450,414                $0      $205,846,492
Cash                                                                                  55,099                 0            55,557
                                                                     458
Income receivable                                                                    490,275                 0           645,853
                                                                 155,578
Receivable for investments sold                                        0           1,951,046                 0         1,951,046
Receivable for daily variation margin                                  0               5,078                 0             5,078
Receivable for shares sold                                                           490,141                 0           503,757
                                                                  13,616
     Total assets                                                                                            0       209,007,783
                                                              72,565,730         136,442,053
LIABILITIES:
Payable for investments purchased                                      0           3,227,423                 0         3,227,423
Payable for shares redeemed                                        1,200             189,772                 0           190,972
Payable for administrative personnel and services fee                  0              58,585                 0            58,585
Payable for Directors'/Trustees' fees                                  0               3,351                 0             3,351
Payable for distribution services fees                                 0               6,465                 0             6,465
Payable for shareholder services fees                                  0              17,189                 0            17,189
Accrued expenses                                                  51,922              62,106                 0           114,028
     Total liabilities                                            53,122           3,564,891                 0         3,618,013
NET ASSETS                                                   $72,512,608        $132,877,162                $0      $205,389,770
NET ASSETS CONSIST OF:
Paid-in capital                                              $66,266,447        $119,990,246                $0       186,256,693
Net unrealized appreciation of investments                                        11,169,995                 0        16,713,408
                                                               5,543,413
Accumulated net realized gain (loss) on investments                                1,361,224                 0         1,924,263
                                                                 563,039
Undistributed (distributions in excess of)
net investment income                                                                                        0           495,406
                                                                 139,709             355,697
     Total Net Assets                                        $72,512,608        $132,877,162                $0      $205,389,770
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS
PER SHARE

INSTITUTIONAL SHARES:

NET ASSETS                                                   $47,616,221         $81,798,718     $(47,616,221) (b)   $81,798,718

SHARES OUTSTANDING                                             4,143,746           6,016,580       (4,143,746) (b)     6,016,580
NET ASSET VALUE PER SHARE                                         $11.49              $13.60                              $13.60
OFFERING PRICE PER SHARE                                          $11.49              $13.60                              $13.60
REDEMPTION PROCEEDS PER SHARE                                     $11.49              $13.60                              $13.60

CLASS A SHARES:

NET ASSETS                                                            $0         $39,521,221       $47,616,221 (b)   $87,137,442

SHARES OUTSTANDING                                                     0           2,912,633         3,508,933 (b)     6,421,566
NET ASSET VALUE PER SHARE                                          $0.00              $13.57                              $13.57
OFFERING PRICE PER SHARE*                                          $0.00              $14.36  *                           $14.36 *
REDEMPTION PROCEEDS PER SHARE                                      $0.00              $13.57                              $13.57

CLASS C SHARES:

NET ASSETS                                                            $0         $11,557,128       $24,896,389 (b)   $36,453,517

SHARES OUTSTANDING                                                     0             857,794         1,848,284 (b)     2,706,078
NET ASSET VALUE PER SHARE                                          $0.00              $13.47                              $13.47
OFFERING PRICE PER SHARE                                           $0.00              $13.61 **                           $13.61 **
REDEMPTION PROCEEDS PER SHARE                                      $0.00              $13.34 ***                          $13.34 ***

CLASS K SHARES:

NET ASSETS                                                            $0                 $95                $0               $95

SHARES OUTSTANDING                                                     0                   7                 0                 7
NET ASSET VALUE PER SHARE                                          $0.00              $13.60                              $13.60
OFFERING PRICE PER SHARE                                           $0.00              $13.60                              $13.60
REDEMPTION PROCEEDS PER SHARE                                      $0.00              $13.60                              $13.60

SELECT SHARES:

NET ASSETS                                                   $24,896,389                  $0      (24,896,389) (b)            $0

SHARES OUTSTANDING                                             2,169,061                   0       (2,169,061) (b)             0
NET ASSET VALUE PER SHARE                                         $11.48               $0.00                               $0.00
OFFERING PRICE PER SHARE                                          $11.48               $0.00                               $0.00
REDEMPTION PROCEEDS PER SHARE                                     $11.48               $0.00                               $0.00

Investments, at identified cost                              $71,797,141        $122,283,614                $0      $194,080,755
Investments in affiliated issuers                            $71,753,078         $10,723,413                $0       $82,476,491

*Computation of offering price per share 100/94.50 of net asset value.
** Computation of redemption price per share 100/99.00 of net asset value.
*** Computation of redemption price per share 99.00/100 of net asset value.
(a) MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8, 2006.  Prior to the reorganization, Federated MDT Balanced Fund had no investment operations.  Federated MDT Balanced Fund is the successor to the MDT Balanced Fund.
(b) Adjustment to reflect share balance as a result of the combination.



FEDERATED CONSERVATIVE ALLOCATION FUND
FEDERATED MDT BALANCED FUND*
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)

                                                                   FEDERATED          FEDERATED
                                                                  CONSERVATIVE           MDT
                                                                   ALLOCATION         BALANCED         PRO FORMA       PRO FORMA
                                                                        FUND              FUND         ADJUSTMENT       COMBINED
INVESTMENT INCOME:
Dividends                                                           $1,145,981            $867,491             $0       $2,013,472
Interest                                                                17,983             956,499              0          974,482
Investment income allocated from affiliated partnerships               330,296               7,971              0          338,267
TOTAL INVESTMENT INCOME:                                             1,494,260           1,831,961              0        3,326,221
EXPENSES:
Investment advisory fee                                                286,750             417,680              0          704,430
Administrative personnel and services fee                               98,595             115,946       (98,595) (a)      115,946
Custodian fees                                                           4,001              19,922          2,964 (b)       26,887
Transfer and dividend disbursing agent fees and expenses                46,144             112,388         10,140 (c)      168,672
Directors'/Trustees' fees                                                2,062               1,614            155 (d)        3,831
Auditing fees                                                           12,714              10,082       (12,714) (e)       10,082
Legal fees                                                               5,511               4,537        (5,007) (f)        5,041
Portfolio accounting fees                                               27,496              42,415       (24,501) (g)       45,410
Distribution services fee - Class A Shares                                   0              18,948         44,461 (h)       63,409
Distribution services fee - Class C Shares                                   0              34,989        124,774 (h)      159,763
Distribution services fee - Select Shares                              101,026                   0      (101,026) (h)            0
Shareholder services fee - Class A Shares                                    0              13,539         17,515 (i)       31,054
Shareholder services fee - Class C Shares                                    0               3,650          9,486 (i)       13,136
Shareholder services fee - Institutional Shares                         47,060                   0       (47,060) (i)            0
Shareholder services fee - Select Shares                                37,321                   0       (37,321) (i)            0
Share registration costs                                                14,641              30,724        (7,068) (j)       38,297
Printing and postage                                                    13,612              18,702        (9,391) (k)       22,923
Insurance premiums                                                       2,903               4,607        (3,124) (l)        4,386
Miscellaneous                                                            2,734               2,439        (2,552) (m)        2,621
     EXPENSES BEFORE ALLOCATION                                        702,570             852,182      (138,863)        1,415,889
Expenses allocated from partnerships                                    10,866                  78              0           10,944
     TOTAL EXPENSES                                                    713,436             852,260      (138,863)        1,426,833
WAIVERS AND REIMBURSEMENTS--

Waiver/Reimbursement of investment adviser fee                        (50,829)            (76,553)        127,382 (n)            0
Waiver of administrative personnel and services fee                   (17,261)            (57,249)         30,157 (o)     (44,353)
Waiver of distribution services fee - Select Shares                   (33,581)                   0         33,581 (p)            0
Reimbursement of shareholder services fee - Institutional             (37,023)                   0         37,023 (q)            0
Shares
Reimbursement of transfer and dividend disbursing agent
fees and expenses                                                            0             (8,286)              0 (r)      (8,286)
Reimbursement of other operating expenses                             (13,133)                   0         13,133 (n)            0
TOTAL WAIVERS AND REIMBURSEMENTS                                     (151,827)           (142,088)        241,276         (52,639)
NET EXPENSES                                                           561,609             710,172        102,413        1,374,194
     NET INVESTMENT INCOME                                            $932,651          $1,121,789     ($102,413)       $1,952,027
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                       308,985           1,869,675              0        2,178,660
Net realized gain allocated from partnerships                        2,059,988               3,965              0        2,063,953
Realized gain distributions from affiliated investment                 103,951                   0              0          103,951
company shares
Net change in unrealized appreciation (depreciation) of              2,215,343           6,469,699              0        8,685,042
investments
     Net realized and unrealized gain on investments                 4,688,267           8,343,339              0       13,031,606
          Change in net assets resulting from operations            $5,620,918          $9,465,128     ($102,413)      $14,983,633

* MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8, 2006.  Prior to the reorganization, Federated MDT Balanced Fund had no investment operations.  Federated MDT Balanced Fund is the successor to MDT
Blanced Fund.


(See Notes to Pro Forma Financial Statements)




                     FEDERATED CONSERVATIVE ALLOCATION FUND
                          FEDERATED MDT BALANCED FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

FCAF, a series of Federated Managed Allocation Portfolios, is registered under the Investment Company Act of 1940, as amended (the "Act), as an open-end management investment company. The Fund consists of two classes of shares:
Institutional Shares and Select Shares.

FMDTBF, a series of Federated MDT Series, is registered under the Act as an open-end, management investment company. MDT Balanced Fund (the "Predecessor Fund") was reorganized into FMDTBF as of the close of business on December 8, 2006. Prior to the reorganization, FMDTBF had no investment operations. FMDTBF is the successor to the Predecessor Fund. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from August 1, 2006 to January 31, 2007. FMDTBF consists of four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. Class K Shares became effective December 11, 2006.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of FCAF and FMDTBF for the six months ended January 31, 2007. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2007.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of FCAF and FMDTBF which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of FCAF for Class A Shares and Class C Shares of FMDTBF. Under generally accepted accounting principles, FMDTBF will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the investment advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2007, FCAF and FMDTBF paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the reorganization will be borne by Federated Investors, Inc. and its affiliates.

NOTE 3. PORTFOLIO VALUATION

Market values of each Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


NOTE 4. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares and Class C Shares net asset value per share assumes the issuance of 3,508,933 Class A Shares and 1,848,284 Class C Shares, respectively, of FMDTBF in exchange for 4,143,746 Institutional Shares and 2,169,061 Select Shares of FCAF which would have been issued at July 31, 2006 in connection with the proposed reorganization.



NOTE 5. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, FMDTBF intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 6.  PROFORMA ADJUSTMENTS


(a) Federated Administrative Services (FAS), under the Administrative Services Agreement, provides FMDTBF with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Under a similar plan, FAS provides FCAF with certain administrative personnel and services necessary to operate the Fund. An adjustment to the combined administrative personnel and services fee reflects the fee structure of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(b) Adjustment to reflect custodian fees resulting from the combining of two portfolios into one.

(c) Adjustment to reflect transfer and dividend disbursing agent fees and expenses resulting from the combining of two portfolios into one.

(d) Adjustment to reflect directors'/trustees' fees resulting from the combining of two portfolios into one.

(e) Adjustment to reflect auditing fees resulting from the combining of two portfolios into one.

(f) Adjustment to reflect legal fees resulting from the combining of two portfolios into one.

(g) Adjustment to reflect portfolio accounting fees resulting from the combining of two portfolios into one.

(h) Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the Act, FMDTBF may incur distribution expenses of 0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor. Prior to the reorganization of the Fund on December 8, 2006, the Predecessor Fund of FMDTBF incurred distribution expenses of 0.25% and 1.00% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively. FSC may voluntarily choose to waive any portion of its fee. Under a similar plan, FCAF may incur distribution expenses up to 0.75% of the Select Shares average daily net assets. Adjustment is to reflect expense structure of FMDTBF on average daily net assets of Federated MDT Pro Forma Combined Fund.

(i) Effective December 11, 2006, under the terms of a Shareholder Services Agreement, FMDTBF may pay fees up to 0.25% of the average daily net assets of Fund's Class A and Class C shares to financial intermediaries or to Federated Shareholder Services Company (FSSC). Prior to the reorganization, the Predecessor Fund of FMDTBF did not incur a shareholder services fee. Under a similar plan, FCAF may pay fees up to 0.25% of the average daily net assets of Institutional Shares and Select Shares to financial intermediaries or to FSSC. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. Adjustment is to reflect expense structure of FMDTBF on average daily net assets of Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect share registration costs resulting from the combining of two portfolios into one.

(k) Adjustment to reflect share printing and postage resulting from the combining of two portfolios into one.

(l) Adjustment to reflect share insurance premiums resulting from the combining of two portfolios into one.

(m) Adjustment to reflect share miscellaneous expenses resulting from the combining of two portfolios into one.

(n) Under the investment advisory contract, Federated MDTA LLC (the "Adviser") is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, in order to limit the aggregate annual operating expenses (excluding interest, taxes and brokerage commissions) for FMDTBF's Class A Shares, Class C Shares and Institutional Shares to not more than 1.50%, 2.50% and 1.25%, respectively, of average daily net assets. The Adviser has agreed to keep these contractual limitations in place through December 8, 2008. The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of FMDTBF. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. An adjustment to the combined waiver of investment adviser fee reflects the fee structure of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(o) Effective July 15, 2006, FAS contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Predecessor Fund of FMDTBF under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Predecessor Fund of FMDTBF would have paid during the period to its pervious service provider under its previous administrative services agreement. This contractual commitment ended with the reorganization on December 8, 2006. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion. An adjustment to the combined waiver of administrative personnel and services fee reflects the fee structure of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(p) An adjustment to the combined waiver of distribution services fee reflects the fee structure of FMDTBF, which does not waive distribution services fee.

(q) An adjustment to the combined waiver and/or reimbursement of shareholder services fee reflects the fee structure of FMDTBF, which does not waive and/or reimburse shareholder services fee.

(r) An adjustment to the combined reimbursement of other operating expenses reflects the fee structure of FMDTBF, which does not reimburse other operating expenses.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Conservative Allocation Fund (FCAF) and Federated MDT Balanced Fund (FMDTBF), for the period ended July 31, 2006. MDT Balanced Fund (the "Predecessor Fund") was reorganized into FMDTBF as of the close of business on December 8, 2006. Prior to the reorganization, FMDTBF had no investment operations. FMDTBF is the successor to the Predecessor Fund. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from August 1, 2005 to July 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at July 31, 2006.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of FCAF for Class A Shares and Class C Shares of FMDTBF. Under generally accepted accounting principles, FMDTBF will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED CONSERVATIVE
ALLOCATION FUND
FEDERATED MDT BALANCED
FUND (1)
PRO FORMA COMBINING PORTFOLIO OF
INVESTMENTS
JULY 31, 2006
(UNAUDITED)

 FEDERATED                                                                         FEDERATED
CONSERVATIVE FEDERATED                                                            CONSERVATIVE  FEDERATED
                MDT                                                                                MDT
 ALLOCATION   BALANCED   PRO FORMA                                                 ALLOCATION    BALANCED     PRO FORMA
    FUND        FUND     COMBINED                                                     FUND         FUND       COMBINED

  SHARES OR PRINCIPAL                                                                VALUE
        AMOUNT
 COMMON STOCKS - 29.2%
AEROSPACE & DEFENSE - 0.2%
     0         1,400      1,400    Honeywell International Inc.                        0            $54,180       $54,180
     0         5,100      5,100    Raytheon Company                                    0            229,857       229,857
     0         1,100      1,100    Rockwell Collins, Inc.                              0             58,707        58,707
                                                                                       0            342,744       342,744
BEVERAGES - 0.2%
     0         6,900      6,900    Coca-Cola Co.                                       0            307,050       307,050
     0         1,600      1,600    Hansen Natural Corp.*                               0             73,584        73,584
                                                                                       0            380,634       380,634
BIOTECHNOLOGY - 0.9%
     0         6,100      6,100    Celgene Corp.*                                      0            292,129       292,129
     0         1,400      1,400    Cephalon, Inc.*                                     0             92,036        92,036
     0         11,800     11,800   Genentech, Inc.*                                    0            953,676       953,676
                                                                                       0          1,337,841     1,337,841
BUILDING PRODUCTS - 0.0%
     0         1,900      1,900    American Standard Companies                         0             73,397        73,397

CAPITAL MARKETS - 2.3%
     0         2,900      2,900    Bear Stearns & Co., Inc.                            0            411,423       411,423
     0         14,500     14,500   Lehman Brothers Holdings, Inc.                      0            941,775       941,775
     0         3,300      3,300    Merrill Lynch & Co., Inc.                           0            240,306       240,306
     0         29,600     29,600   Morgan Stanley                                      0          1,968,400     1,968,400
     0         1,100      1,100    OptionsXpress Holdings, Inc.                        0             28,798        28,798
                                                                                       0          3,590,702     3,590,702
CHEMICALS - 0.0%
     0          300        300     Ashland, Inc.                                       0             19,953        19,953
     0          500        500     FMC Corp.                                           0             30,845        30,845
     0          700        700     OM Group, Inc.*                                     0             24,584        24,584
                                                                                       0             75,382        75,382
COMMERCIAL BANKS - 0.6%
     0         5,600      5,600    Comerica Incorporated                               0            327,880       327,880
     0          700        700     Huntington Bancshares Incorporated                  0             17,045        17,045
     0         1,100      1,100    M & T Bank Corp.                                    0            134,112       134,112
     0         7,700      7,700    National City Corporation                           0            277,200       277,200
     0         1,300      1,300    SunTrust Banks, Inc.                                0            102,531       102,531
     0         1,000      1,000    UnionBanCal Corporation                             0             61,790        61,790
                                                                                       0            920,558       920,558
COMMERCIAL SERVICES & SUPPLIES - 0.3%
     0          700        700     Corporate Executive Board Co.                       0             65,800        65,800
     0          700        700     Dun & Bradstreet Corp.*                             0             46,704        46,704
     0         1,200      1,200    Republic Services, Inc.                             0             48,192        48,192
     0         4,100      4,100    Robert Half International Inc.                      0            132,676       132,676
     0         7,200      7,200    Waste Management, Inc.                              0            247,536       247,536
                                                                                       0            540,908       540,908
COMMUNICATIONS EQUIPMENT 0.9%
     0         1,400      1,400    Comverse Technology, Inc.*                          0             27,132        27,132
     0         37,700     37,700   QUALCOMM Incorporated                               0          1,329,302     1,329,302
                                                                                       0          1,356,434     1,356,434
CONSTRUCTION MATERIALS 0.1%
     0         1,300      1,300    Martin Marietta Materials                           0            104,676       104,676

CONSUMER FINANCE 0.2%
     0         2,300      2,300    AmeriCredit Corp.*                                  0             56,557        56,557
     0          600        600     CompuCredit Corp.*                                  0             19,602        19,602
     0         1,200      1,200    First Marblehead Corp.                              0             54,960        54,960
     0         2,100      2,100    SLM Corporation                                     0            105,630       105,630
                                                                                       0            236,749       236,749
CONTAINERS & PACKAGING - 0.0%
     0          800        800     Temple-Inland Inc.                                  0             34,032        34,032

DIVERSIFIED CONSUMER SERVICES - 0.1%
     0         1,100      1,100    Apollo Group, Inc., Class A*                        0             52,052        52,052
     0          300        300     ITT Educational Services, Inc.*                     0             20,226        20,226
     0          700        700     Jackson Hewitt Tax Service, Inc.                    0             23,891        23,891
                                                                                       0             96,169        96,169
DIVERSIFIED FINANCIAL SERVICES - 0.5%
     0         12,500     12,500   CIT Group Inc.                                      0            573,875       573,875
     0          200        200     Chicago Mercantile Exchange Holdings, Inc.          0             92,240        92,240
     0         3,300      3,300    Moody's Corporation                                 0            181,104       181,104
                                                                                       0            847,219       847,219
ELECTRIC UTILITIES - 0.1%
     0         2,900      2,900    Allegheny Energy, Inc.*                             0            119,045       119,045
     0         1,200      1,200    Edison International                                0             49,656        49,656
                                                                                       0            168,701       168,701
ELECTRICAL EQUIPMENT - 0.1%
     0         1,100      1,100    Rockwell Automation, Inc.                           0             68,178        68,178
     0          500        500     Roper Industries, Inc.                              0             22,600        22,600
                                                                                       0             90,778        90,778
ELECTRONIC EQUIPMENT & INSTRUMENTS 0.1%
     0          700        700     Amphenol Corp., Class A                             0             39,256        39,256
     0         2,500      2,500    Arrow Electronics, Inc.*                            0             70,650        70,650
     0         3,600      3,600    Ingram Micor, Inc., Class A*                        0             63,468        63,468
     0          400        400     Rogers Corp.*                                       0             22,800        22,800
                                                                                       0            196,174       196,174
ENERGY EQUIPMENT & SERVICES - 2.6%
     0         8,500      8,500    Baker Hughes, Inc.                                  0            679,575       679,575
     0          800        800     Cameron International Corp.*                        0             40,328        40,328
     0         1,500      1,500    Diamond Offshore Drilling, Inc.                     0            118,395       118,395
     0         1,400      1,400    FMC Technologies, Inc.*                             0             88,228        88,228
     0         2,200      2,200    Grant Prideco, Inc.*                                0            100,122       100,122
     0         14,700     14,700   Hess Corp.                                          0            777,630       777,630
     0         3,600      3,600    National-Oilwell, Inc.*                             0            241,344       241,344
     0          900        900     Oceaneering International, Inc.*                    0             39,348        39,348
     0         29,100     29,100   Schlumberger Ltd.                                   0          1,945,335     1,945,335
     0          800        800     Superior Energy Services, Inc.*                     0             27,400        27,400
     0          400        400     Veritas DGC, Inc.*                                  0             22,908        22,908
                                                                                       0          4,080,613     4,080,613
FOOD & STAPLES - RETAILING - 0.0%
     0          900        900     Longs Drug Stores Corp.                             0             37,008        37,008

FOOD PRODUCTS - 0.3%
     0         1,000      1,000    Dean Foods Co.*                                     0             37,530        37,530
     0         3,800      3,800    General Mills, Inc.                                 0            197,220       197,220
     0         2,200      2,200    Hershey Foods Corp.                                 0            120,934       120,934
     0         2,100      2,100    Kellogg Co.                                         0            101,157       101,157
                                                                                       0            456,841       456,841
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
     0          600        600     Hologic, Inc.*                                      0             26,946        26,946
     0          200        200     IDEXX Laboratories, Inc.*                           0             17,700        17,700
     0          500        500     Intuitive Surgical, Inc.*                           0             47,600        47,600
     0         8,800      8,800    Medtronic, Inc.                                     0            444,576       444,576
                                                                                       0            536,822       536,822
HEALTH CARE PROVIDERS & SERVICES - 0.5%
     0          800        800     CIGNA Corp.                                         0             73,000        73,000
     0         4,100      4,100    Cardinal Health, Inc.                               0            274,700       274,700
     0         2,300      2,300    Caremark Rx, Inc.                                   0            121,440       121,440
     0          600        600     Express Scripts, Inc., Class A*                     0             46,218        46,218
     0          400        400     LCA Vision, Inc.                                    0             17,260        17,260
     0         1,900      1,900    Laboratory Corporation of America Holdings*         0            122,398       122,398
     0          700        700     Lincare Holdings, Inc.*                             0             24,367        24,367
     0          900        900     Quest Diagnostic, Inc.                              0             54,108        54,108
     0          500        500     Universal Health Services, Inc., Class B            0             28,000        28,000
     0          500        500     WellPoint, Inc.*                                    0             37,250        37,250
                                                                                       0            798,741       798,741
HEALTH CARE TECHNOLOGY - 0.1%
     0         3,400      3,400    Emdeon Corp.*                                       0             40,902        40,902
     0         1,500      1,500    IMS Health, Inc.                                    0             41,160        41,160
                                                                                       0             82,062        82,062
HOTELS RESTAURANTS & LEISURE 1.0%
     0         4,000      4,000    International Game Technology                       0            154,640       154,640
     0         9,200      9,200    Las Vegas Sand Corp.*                               0            570,676       570,676
     0         20,100     20,100   Starbucks Corp.*                                    0            688,626       688,626
     0         2,700      2,700    Yum! Brands, Inc.                                   0            121,500       121,500
                                                                                       0          1,535,442     1,535,442
HOUSEHOLD DURABLES 0.4%
     0         2,400      2,400    Beazer Homes USA, Inc.                              0            100,056       100,056
     0         3,800      3,800    Centex Corporation                                  0            179,778       179,778
     0         2,200      2,200    KB HOME                                             0             93,544        93,544
     0          600        600     Meritage Corp.*                                     0             23,262        23,262
     0         1,500      1,500    Pulte Homes, Inc.                                   0             42,750        42,750
     0         1,100      1,100    The Ryland Group, Inc.                              0             44,935        44,935
     0         1,400      1,400    Standard-Pacific Corp.                              0             31,262        31,262
     0         1,100      1,100    Toll Brothers, Inc.*                                0             28,127        28,127
     0         1,100      1,100    WCI Communities, Inc.*                              0             17,281        17,281
                                                                                       0            560,995       560,995
HOUSEHOLD PRODUCTS - 0.2%
     0         5,000      5,000    Kimberly-Clark Corp.                                0            305,250       305,250

INDEPENDENT POWER PRODUCERS - 0.0%
     0         4,400      4,400    Reliant Resources, Inc.*                            0             55,352        55,352

INDUSTRIAL CONGLOMERATES - 0.6%
     0         30,700     30,700   General Electric Co.                                0          1,003,583     1,003,583

INSURANCE - 4.7%
     0         25,950     25,950   The Allstate Corporation                            0          1,474,479     1,474,479
     0         3,300      3,300    AMBAC Financial Group, Inc.                         0            274,263       274,263
     0         2,100      2,100    American Financial Group, Inc.                      0             88,431        88,431
     0         11,400     11,400   American International Group, Inc.                  0            691,638       691,638
     0         4,200      4,200    Assurant, Inc.                                      0            202,314       202,314
     0         5,400      5,400    Berkley, W.R. Corp.                                 0            194,400       194,400
     0          300        300     CNA Financial Corp.*                                0             10,185        10,185
     0         7,800      7,800    The Chubb Corporation                               0            393,276       393,276
     0         1,800      1,800    Commerce Group, Inc.                                0             54,378        54,378
     0         1,300      1,300    Hanover Insurance Group, Inc.*                      0             60,164        60,164
     0         9,100      9,100    Hartford Financial Services Group, Inc.             0            772,044       772,044
     0          500        500     LandAmerica Financial Group, Inc.                   0             31,915        31,915
     0         4,000      4,000    MBIA Insurance Corp.                                0            235,240       235,240
     0         25,200     25,200   Metlife, Inc.                                       0          1,310,400     1,310,400
     0         1,400      1,400    Nationwide Financial Services, Inc. - Class A       0             63,112        63,112
     0         1,200      1,200    Philadelphia Consolidated Holding Corp.*            0             40,644        40,644
     0         1,800      1,800    Protective Life Corporation                         0             83,358        83,358
     0         2,800      2,800    Radian Group, Inc.                                  0            172,284       172,284
     0         1,600      1,600    Reinsurance Group of America, Incorporated          0             79,312        79,312
     0         4,000      4,000    SAFECO Corporation                                  0            214,880       214,880
     0          700        700     Selective Insurance Group, Inc.                     0             35,700        35,700
     0          900        900     StanCorp Financial Group, Inc.                      0             38,781        38,781
     0         16,900     16,900   The St. Paul Travelers Companies, Inc.              0            774,020       774,020
     0          400        400     Torchmark Corporation                               0             24,188        24,188
     0          500        500     Unitrin, Inc.                                       0             20,000        20,000
                                                                                       0          7,339,406     7,339,406
INTERNET & CATALOG RETAIL - 0.0%
     0          700        700     Priceline.com, Inc.*                                0             18,816        18,816

IT SERVICES - 0.3%
     0         2,500      2,500    Cognizant Technology Solutions Corp.*               0            163,725       163,725
     0         1,600      1,600    Computer Sciences Corp.*                            0             83,824        83,824
     0          900        900     DST Systems, Inc.*                                  0             50,679        50,679
     0         1,800      1,800    Fiserv, Inc.*                                       0             78,588        78,588
     0          600        600     Global Payments, Inc.                               0             25,524        25,524
                                                                                       0            402,340       402,340
LEISURE EQUIPMENT & PRODUCTS - 0.0%
     0         1,500      1,500    Brunswick Corp.                                     0             44,355        44,355

MACHINERY - 0.5%
     0          600        600     Bucyrus International, Inc.                         0             29,226        29,226
     0         1,500      1,500    Danaher Corp.                                       0             97,800        97,800
     0         3,700      3,700    Deere & Company                                     0            268,509       268,509
     0          800        800     Dover Corp.                                         0             37,712        37,712
     0          800        800     Gardner Denver, Inc.*                               0             27,720        27,720
     0         1,000      1,000    Ingersoll-Rand Co., Class A                         0             35,800        35,800
     0         2,800      2,800    Joy Global, Inc.                                    0            105,056       105,056
     0          700        700     SPX Corp.                                           0             38,255        38,255
     0         2,300      2,300    Timken Co.                                          0             74,060        74,060
                                                                                       0            714,138       714,138
MARINE - 0.0%
     0          700        700     American Commercial Lines, Inc.*                    0             38,465        38,465

MEDIA - 1.3%
     0         5,700      5,700    Clear Channel Communications, Inc.                  0            165,015       165,015
     0         13,900     13,900   Comcast Corp., Class A*                             0            477,882       477,882
     0         2,600      2,600    Discovery Holding Co., Class A*                     0             34,632        34,632
     0         4,600      4,600    McGraw-Hill Cos., Inc.                              0            258,980       258,980
     0         39,800     39,800   News Corp., Inc.                                    0            765,752       765,752
     0         2,300      2,300    Omnicom Group, Inc.                                 0            203,573       203,573
     0         9,500      9,500    Time Warner, Inc.                                   0            156,750       156,750
                                                                                       0          2,062,584     2,062,584
METALS & MINING - 0.3%
     0          500        500     Commercial Metals Company                           0             11,345        11,345
     0         1,800      1,800    Phelps Doge Corp.                                   0            157,212       157,212
     0          600        600     Schnitzer Steel Industries, Inc. - Class A          0             20,340        20,340
     0         3,900      3,900    United States Steel Corporation                     0            245,973       245,973
     0         1,900      1,900    Worthington Industries, Inc.                        0             38,798        38,798
                                                                                       0            473,668       473,668
MULTILINE RETAIL - 0.2%
     0         4,700      4,700    Dollar Tree Stores, Inc.*                           0             63,074        63,074
     0         4,400      4,400    Target Corp.                                        0            202,048       202,048
                                                                                       0            265,122       265,122
MULTI-UTILITIES & UNREGULATED POWER - 0.1%
     0         3,800      3,800    PG&E Corp.                                          0            158,384       158,384

OIL & GAS - 2.7%
     0         22,500     22,500   Anadarko Petroleum Corporation                      0          1,029,150     1,029,150
     0         2,900      2,900    Apache Corporation                                  0            204,363       204,363
     0         30,400     30,400   ChevronTexaco Corporation                           0          1,999,712     1,999,712
     0         10,000     10,000   Devon Energy Corp.                                  0            646,400       646,400
     0          700        700     General Maritime Corp.                              0             25,410        25,410
     0          500        500     Marathon Oil Corp.                                  0             45,320        45,320
     0         1,600      1,600    OMI Corporation                                     0             35,296        35,296
     0          800        800     Overseas Shipholding Group, Inc.                    0             51,512        51,512
     0         2,000      2,000    Pogo Producing Company                              0             88,540        88,540
     0          600        600     Swift Energy Company*                               0             28,800        28,800
     0         1,400      1,400    Tesoro Petroleum Corp.                              0            104,720       104,720
                                                                                       0          4,259,223     4,259,223
PAPER & FOREST PRODUCTS - 0.0%
     0         2,900      2,900    Louisiana-Pacific Corporation                       0             58,000        58,000

PHARMACEUTICALS - 0.2%
     0         3,400      3,400    Forest Laboratories, Inc., Class A*                 0            157,454       157,454
     0         4,300      4,300    Schering Plough Corp.                               0             87,892        87,892
                                                                                       0            245,346       245,346
REAL ESTATE INVESTMENT TRUSTS - 3.0%
     0         3,000      3,000    Alexandria Real Estate Equities, Inc.               0            283,260       283,260
     0         5,750      5,750    Archstone-Smith Trust                               0            301,703       301,703
     0         2,700      2,700    Avalonbay Communities, Inc.                         0            315,684       315,684
     0         3,650      3,650    Boston Properties, Inc.                             0            358,430       358,430
     0         4,950      4,950    Developers Diversified Realty Corporation           0            261,261       261,261
     0         6,100      6,100    Equity Residential Properties Trust                 0            283,711       283,711
     0         6,100      6,100    General Growth Properties, Inc.                     0            278,404       278,404
     0         3,500      3,500    Health Care Property Investors, Inc.                0             95,970        95,970
     0         2,800      2,800    Hospitality Properties Trust                        0            121,996       121,996
     0         7,200      7,200    Kimco Realty Corporation                            0            282,528       282,528
     0         4,100      4,100    Plum Creek Timber Company, Inc.                     0            139,646       139,646
     0         3,000      3,000    Post Properties, Inc.                               0            144,030       144,030
     0         6,400      6,400    ProLogis                                            0            354,240       354,240
     0         3,000      3,000    Public Storage, Inc.                                0            240,870       240,870
     0         8,500      8,500    Reckson Associates Realty Corp.                     0            378,505       378,505
     0         3,000      3,000    Simon Property Group, Inc.                          0            256,590       256,590
     0         7,000      7,000    Tanger Factory Outlet Centers, Inc.                 0            230,300       230,300
     0         3,650      3,650    Vornado Realty Trust                                0            381,607       381,607
                                                                                       0          4,708,735     4,708,735
ROAD & RAIL - 0.1%
     0          400        400     AMERCO*                                             0             35,280        35,280
     0          500        500     Arkansas Best Corporation                           0             22,215        22,215
     0         1,100      1,100    CSX Corp.                                           0             66,748        66,748
     0         1,800      1,800    Swift Transportation Co., Inc.*                     0             48,150        48,150
     0          500        500     Union Pacific Corp.                                 0             42,500        42,500
                                                                                       0            214,893       214,893
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 1.0%
     0         6,500      6,500    Altera Corporation*                                 0            112,515       112,515
     0         3,200      3,200    Analog Devices, Inc.                                0            103,456       103,456
     0          700        700     Atheros Communications, Inc.*                       0             11,564        11,564
     0         7,500      7,500    Linear Technology Corporation                       0            242,625       242,625
     0         12,400     12,400   Marvell Technology Group Ltd.*                      0            230,020       230,020
     0         7,500      7,500    Maxim Integrated Products, Inc.*                    0            220,350       220,350
     0         1,700      1,700    Novellus Systems, Inc.*                             0             43,027        43,027
     0         20,600     20,600   Texas Instruments, Inc.                             0            613,468       613,468
                                                                                       0          1,577,025     1,577,025
SOFTWARE - 1.3%
     0         1,500      1,500    Informatica Corp.*                                  0             20,955        20,955
     0         80,100     80,100   Microsoft Corp.                                     0          1,924,803     1,924,803
     0         2,400      2,400    Red Hat, Inc.*                                      0             56,832        56,832
                                                                                       0          2,002,590     2,002,590
SPECIALTY RETAIL - 0.2%
     0          500        500     The Children's Place Retail Stores, Inc.*           0             27,910        27,910
     0         10,600     10,600   The Gap, Inc.                                       0            183,910       183,910
     0         1,100      1,100    Guess?, Inc.*                                       0             46,860        46,860
     0         1,200      1,200    Pacific Sunwear of California*                      0             20,016        20,016
     0         1,050      1,050    Select Comfort Corporation*                         0             21,158        21,158
     0          800        800     Talbots, Inc.                                       0             16,504        16,504
     0          700        700     Tiffany & Co.                                       0             22,113        22,113
     0          800        800     Zale Corp.*                                         0             20,488        20,488
                                                                                       0            358,959       358,959
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
     0         8,100      8,100    Coach, Inc.*                                        0            232,551       232,551
     0          600        600     Under Armour, Inc., Class A*                        0             24,090        24,090
                                                                                       0            256,641       256,641
THRIFTS & MORTGAGE FINANCE - 0.3%
     0         1,400      1,400    Corus Bankshares, Inc.                              0             32,326        32,326
     0          800        800     Downey Financial Corp.                              0             53,080        53,080
     0          800        800     FirstFed Financial Corp.*                           0             45,160        45,160
     0         1,800      1,800    Fremont General Corp.                               0             31,950        31,950
     0         3,100      3,100    MGIC Investment Corporation                         0            176,421       176,421
     0         2,900      2,900    The PMI Group, Inc.                                 0            123,134       123,134
                                                                                       0            462,071       462,071
TOBACCO - 0.2%
     0         9,000      9,000    Loews Corp.                                         0            333,540       333,540

TRADING COMPANIES & DISTRIBUTORS - 0.0%
     0          900        900     Applied Industrial Technologies, Inc.               0             20,988        20,988
     0         1,000      1,000    WESCO International, Inc.*                          0             58,250        58,250
                                                                                       0             79,238        79,238
                                   TOTAL COMMON STOCKS (COST $42,392,816)              0         45,919,346    45,919,346
 ADJUSTABLE RATE MORTGAGES - 0.1%
     $0       $166,334   $166,334  Federal Home Loan Mortgage Corp. ARM 420173,
                                   30 Year, 5.75%, 4/1/2030
                                   (Identified Cost $168,791)                          0            168,727       168,727
 ASSET-BACKED SECURITIES - 2.0%
     0       1,000,000  1,000,000  American Home Mortgage Investment Trust 2004-       0            968,937       968,937
                                   3, Class 6A4, 5.01%, 10/25/2034
     0         62,546     62,546   CS First Boston Mortgage Securities Corp.           0             62,088        62,088
                                   2002-HE4, Class AF, 5.51%, 8/25/2032
     0        698,711    698,711   Community Program Loan Trust 1987-A, Class A4,      0            684,879       684,879
                                   4.50%, 10/1/2018
     0        452,714    452,714   MMCA Automobile Trust 2002-2, Class C, 5.55%,       0            448,825       448,825
                                   3/15/2010
     0        500,000    500,000   Nissan Auto Receivables Owner Trust 2004-C,         0            500,607       500,607
                                   Class A4, 5.408%, 3/15/2010
     0        500,000    500,000   People's Choice Home Loan Securities Trust          0            481,865       481,865
                                   2004-1, Class B1, 5.00%, 6/25/2034
                                   TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST      0          3,147,201     3,147,201
                                   $3,177,096)
 COLLATERALIZED MORTGAGE OBLIGATIONS - 10.4%
     0        438,578    438,578   Banc of America Commercial Mortgage 2000-2,         0            449,757       449,757
                                   Class A1, 7.02%, 9/15/2032
     0         85,338     85,338   Banc of America Funding Corp. 2003-1, Class         0             84,074        84,074
                                   A1, 6.00%, 5/20/2033
     0        482,690    482,690   Bear Stearns Asset Backed Securities, Inc.          0            361,143       361,143
                                   2005-AC6, Class 21PO, 0.00%, 9/25/2020
     0         6,315      6,315    Bear Stearns Mortgage Securities, Inc. 1997-6,      0              6,204         6,204
                                   Class 1A, 6.66%, 3/25/2031
     0        544,180    544,180   CS First Boston Mortgage Securities Corp.           0            397,972       397,972
                                   2003-17, Class DB4, 5.38%, 6/25/2033
     0        340,174    340,174   Chase Mortgage Finance Corp. 2003-S1, Class         0            330,916       330,916
                                   1A1, 5.25%, 2/25/2018
     0       1,000,000  1,000,000  Citicorp Mortgage Securities, Inc. 2003-11,         0            962,265       962,265
                                   Class 1A4, 5.25%, 12/25/2033
     0        200,000    200,000   Countrywide Alternative Loan Trust 2005-28CB,       0            187,983       187,983
                                   Class 1A4, 5.50%, 8/25/2035
     0         18,858     18,858   Federal Home Loan Mortgage Corp. REMIC 1311 K,      0             18,858        18,858
                                   7.00% 7/15/2022
     0         37,436     37,436   Federal Home Loan Mortgage Corp. REMIC 1384 D,      0             37,436        37,436
                                   7.00% 9/15/2022
     0         46,572     46,572   Federal Home Loan Mortgage Corp. REMIC 1595 D,      0             47,854        47,854
                                   7.00% 10/15/2013
     0        750,000    750,000   Federal Home Loan Mortgage Corp. REMIC 1686         0            731,411       731,411
                                   PJ, 5.00% 2/15/2024
     0        112,696    112,696   Federal Home Loan Mortgage Corp. REMIC 2003-79      0            106,335       106,335
                                   NM, 4.00% 5/25/2022
     0        115,361    115,361   Federal Home Loan Mortgage Corp. REMIC 2366         0            115,540       115,540
                                   VG, 6.00% 6/15/2011
     0        531,253    531,253   Federal Home Loan Mortgage Corp. REMIC 2410         0            530,785       530,785
                                   OE, 6.38% 2/15/2032
     0         75,000     75,000   Federal Home Loan Mortgage Corp. REMIC 2497         0             74,631        74,631
                                   JH, 6.00% 9/15/2032
     0        125,000    125,000   Federal Home Loan Mortgage Corp. REMIC 2626         0            123,164       123,164
                                   NA, 5.00% 6/15/2023
     0        573,891    573,891   Federal Home Loan Mortgage Corp. REMIC 2647 A,      0            507,093       507,093
                                   3.25% 4/15/2032
     0        237,327    237,327   Federal Home Loan Mortgage Corp. REMIC 2648         0            171,160       171,160
                                   TS, 5.06% 7/15/2033
     0        500,000    500,000   Federal Home Loan Mortgage Corp. REMIC 2663         0            494,227       494,227
                                   LN, 4.50% 1/15/2022
     0        150,000    150,000   Federal Home Loan Mortgage Corp. REMIC 2672         0            138,329       138,329
                                   NB, 4.00% 5/15/2016
     0        164,195    164,195   Federal Home Loan Mortgage Corp. REMIC 2676         0            163,204       163,204
                                   JA, 4.00% 5/15/2016
     0        153,084    153,084   Federal Home Loan Mortgage Corp. REMIC 2756         0            145,775       145,775
                                   NA, 5.00% 2/15/2024
     0        370,502    370,502   Federal National Mortgage Association REMIC         0            400,733       400,733
                                   1990-28 X, 9.00%, 3/25/2020
     0        119,105    119,105   Federal National Mortgage Association REMIC         0            124,089       124,089
                                   1992-188 PZ, 7.50%, 10/25/2022
     0         92,856     92,856   Federal National Mortgage Association REMIC         0            102,389       102,389
                                   1993-113 SB, 9.75%, 7/25/2023
     0        745,905    745,905   Federal National Mortgage Association REMIC         0            762,577       762,577
                                   1997-81 PD, 6.35%, 12/18/2027
     0         21,619     21,619   Federal National Mortgage Association REMIC         0             22,484        22,484
                                   2001-37 GA, 8.00%, 7/25/2016
     0        440,406    440,406   Federal National Mortgage Association REMIC         0            448,823       448,823
                                   2002-1 HC, 6.50%, 2/25/2022
     0        301,369    301,369   Federal National Mortgage Association REMIC         0            307,089       307,089
                                   2002-22 G, 6.50%, 4/25/2032
     0        325,033    325,033   Federal National Mortgage Association REMIC         0            299,839       299,839
                                   2003-28 GA, 4.00%, 10/25/2032
     0        150,000    150,000   Federal National Mortgage Association REMIC         0            141,896       141,896
                                   2003-32 KC, 5.00%, 5/25/2018
     0         23,137     23,137   Federal National Mortgage Association REMIC         0             21,077        21,077
                                   2003-35 UC, 3.75%, 5/25/2033
     0        922,562    922,562   Federal National Mortgage Association REMIC         0            827,810       827,810
                                   2003-42 CA, 4.00%, 5/25/2033
     0        417,682    417,682   Federal National Mortgage Association REMIC         0            370,840       370,840
                                   2003-49 JE, 3.00%, 4/25/2033
     0        318,623    318,623   Federal National Mortgage Association REMIC         0            289,962       289,962
                                   2003-66 MB, 3.50%, 5/25/2023
     0        867,706    867,706   Federal National Mortgage Association REMIC         0            798,525       798,525
                                   2004-2 JA, 5.00%, 2/25/2024
     0        188,881    188,881   Federal National Mortgage Association REMIC         0            200,319       200,319
                                   G92-44 ZQ, 8.00%, 7/25/2022
     0        279,535    279,535   Government National Mortgage Association REMIC      0            291,431       291,431
                                   1996-10 PD, 7.50%, 6/20/2026
     0         24,940     24,940   Government National Mortgage Association REMIC      0             25,428        25,428
                                   1999-29 PB, 7.25%, 7/16/2028
     0         68,035     68,035   Government National Mortgage Association REMIC      0             68,131        68,131
                                   2002-17 B, 6.00%, 3/20/2032
     0        497,046    497,046   Government National Mortgage Association REMIC      0            429,520       429,520
                                   2003-67 ZA, 5.00%, 8/20/2033
     0        194,465    194,465   Indymac Home Equity Loan Asset-Backed Trust         0            195,114       195,114
                                   2004-C, Class 1A1, 5.70%, 3/25/2035
     0        705,857    705,857   MASTR Asset Securitization Trust 2003-6, Class      0            684,406       684,406
                                   9A1, 4.25%, 7/25/2033
     0        335,807    335,807   Structured Asset Securities Corp. 2003-212A2,       0            319,330       319,330
                                   Class 2A2, 5.25, 8/25/2033
     0        472,422    472,422   Vendee Mortgage Trust 1994-3A, Class 1ZB,           0            482,605       482,605
                                   6.50%, 9/15/2024
     0       1,000,000  1,000,000  Washington Mutual 2003-AR9, Class 1A6, 4.05%,       0            970,908       970,908
                                   9/25/2033
     0        100,000    100,000   Washington Mutual Bank, 7.50%, 8/15/2006            0            100,064       100,064
     0        656,492    656,492   Wells Fargo Mortgage backed Securities Trust        0            632,720       632,720
                                   2004-8, Class A6, 5.00%, 8/25/2019
     0       1,000,000  1,000,000  Wells Fargo Mortgage backed Securities Trust        0            929,129       929,129
                                   2005-3, Class A14, 5.50%, 5/25/2035
                                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS           0         16,433,354    16,433,354
                                   (IDENTIFIED COST $16,828,594)
 CORPORATE NOTES & BONDS - 1.5%
COMMUNICATIONS - TELECOM WIRELESS - 0.3%
     0        400,000    400,000   GTE North, Inc., Deb., Series D, 6.90%,             0            407,859       407,859
                                   11/1/2008
CONSUMER CYCLICAL - AUTOMOTIVE - 0.2%
     0        300,000    300,000   General Motors Acceptance Corporation Notes         0            298,346       298,346
                                   6.125%, 02/01/2007
CONSUMER NON-CYCLICAL - SUPERMARKETS - 0.2%
     0        250,000    250,000   Safeway, Inc. Notes 4.800%, 07/16/2007              0            248,071       248,071
FINANCIAL INSTITUTIONS - BANKING - 0.1%
     0        200,000    200,000   CIT Group, Inc., Unsecd. Note, 2.875%,              0            199,207       199,207
                                   9/29/2006
FINANCIAL INSTITUTIONS - BROKERAGE - 0.3%
     0        400,000    400,000   Merrill Lynch & Co., Inc., Sr. Unsub., Series       0            399,480       399,480
                                   CORE, 5.898%, 1/31/2008
FINANCIAL INSTITUTIONS - FINANCE NONCAPTIVE - 0.4%
     0        380,000    380,000   International Lease Finance Corp., Note,            0            379,968       379,968
                                   5.75%, 10/15/2006
     0        300,000    300,000   SLM Corporation Notes 3.950%, 08/15/2008            0            290,996       290,996
                                                                                       0            670,964       670,964
                                   TOTAL CORPORATE NOTES & BONDS (IDENTIFIED COST      0          2,223,927     2,223,927
                                   $2,258,512)
 GOVERNMENT AGENCIES - 3.2%
     0       1,000,000  1,000,000  Federal Home Loan Bank System, Bond, 3.50%,         0            997,821       997,821
                                   9/8/2006
     0       1,000,000  1,000,000  Federal Home Loan Mortgage Corp., 5.25%,            0            999,656       999,656
                                   7/18/2011
     0       1,000,000  1,000,000  Federal Home Loan Mortgage Corp., Unsecd.           0            960,200       960,200
                                   Note, 4.125%, 7/12/2010
     0       2,000,000  2,000,000  Federal National Mortgage Association, Note,        0          2,002,384     2,002,384
                                   5.25%, 1/15/2009
                                   TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST          0          4,960,061     4,960,061
                                   $4,983,096)
 MORTGAGE BACKED SECURITIES - 0.4%
     0        252,500    252,500   Federal Home Loan Mortgage Corp., Pool E01538,      0            245,762       245,762
                                   5.00%, 12/1/2018
     0         31,714     31,714   Federal National Mortgage Association, Pool         0             32,433        32,433
                                   408761 7.00%, 12/1/2012
     0         13,263     13,263   Federal National Mortgage Association, Pool         0             13,664        13,664
                                   512255, 7.50%, 9/1/2014
     0         44,159     44,159   Federal National Mortgage Association, Pool         0             45,496        45,496
                                   609554, 7.50%, 10/1/2016
     0        363,324    363,324   Federal National Mortgage Association, Pool         0            348,121       348,121
                                   754886, 4.50%, 9/1/2018
                                   TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED        0            685,476       685,476
                                   COST $705,252)
 EXCHANGE TRADED FUNDS - 2.3%
     0         54,950     54,950   iShares MSCI EAFE Index Fund (Identified Cost       0          3,622,304     3,622,304
                                   $1,945,943)
 MUTUAL FUNDS - 50.0%
   2,584,533     0      2,584,533  (2) Capital Appreciation Core Fund               32,236,389            0    32,236,389
       1,736     0        1,736    (2) Emerging Markets Fixed Income Core Fund          33,535            0        33,535
     867,589     0       867,589   (2) Federated Intermediate Corporate Bond Fund    8,519,722            0     8,519,722
     150,921     0       150,921   (2) Federated International Bond Fund, Class A    1,639,005            0     1,639,005
                                   Shares
     246,116     0       246,116   (2) Federated International Capital               2,852,488            0     2,852,488
                                   Appreciation Fund, Class A Shares
   1,473,438     0      1,473,438  (2) Federated Mortgage Core Portfolio            14,351,283            0    14,351,283
     648,672     0       648,672   (2) Federated U.S. Government Bond Fund           7,051,066            0     7,051,066
     701,439     0       701,439   (2) Federated U.S. Government Securities Fund,    7,568,532            0     7,568,532
                                   2-5 Years, Institutional Shares
     328,871     0       328,871   (2) High Yield Bond Portfolio                     2,183,702            0     2,183,702
           0 2,288,104  2,288,104  SSgA Prime Money Market Fund (At Net Asset                0    2,288,104     2,288,104
                                   Value)
                                   TOTAL MUTUAL FUNDS (IDENTIFIED COST              76,435,722    2,288,104    78,723,826
                                   $75,395,756)
 REPURCHASE AGREEMENT - 0.7%
           $      $          $     Bank of America N.A., 5.29%, dated 7/31/2006,     1,179,000            0     1,179,000
   1,179,000     -      1,179,000  with a maturity of 8/1/2006 (at Amortized
                                   Cost)
                                   TOTAL INVESTMENTS (IDENTIFIED COST               77,614,722   79,448,500   157,063,222
                                   $149,034,856) - 99.8%
                                   OTHER ASSETS AND LIABILITIES - 0.2%                              170,965       289,490
                                                                                       118,525
                                   TOTAL NET ASSETS - 100%                         $77,733,247  $79,619,465  $157,352,712



Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

* Non Income Producing

(1) MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8, 2006. Prior to the reorganization, Federated MDT Balanced Fund had no investment operations. Federated MDT Balanced Fund is the successor to the MDT Balanced Fund.

(2) All or a portion of this security will be sold as a result of the reorganization.

>

FEDERATED CONSERVATIVE ALLOCATION FUND
FEDERATED MDT BALANCED FUND (A)
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JULY 31, 2006 (UNAUDITED)


                                                             FEDERATED          FEDERATED
                                                            CONSERVATIVE           MDT
                                                             ALLOCATION         BALANCED           PRO FORMA         PROFORMA
                                                                  FUND            FUND            ADJUSTMENT         COMBINED
ASSETS:
Investments in securities, at value                          $77,614,722         $79,448,500                $0      $157,063,222
Cash                                                                                  26,063                 0            26,661
                                                                     598
Income receivable                                                                    194,901                 0           377,949
                                                                 183,048
Receivable for investments sold                                        0           3,925,155                 0         3,925,155
Receivable for shares sold                                                           103,837                 0           106,580
                                                                   2,743
     Total assets                                                                                            0       161,499,567
                                                              77,801,111          83,698,456
LIABILITIES:
Payable for investments purchased                                      0           3,953,075                 0         3,953,075
Payable for shares redeemed                                            0              25,000                 0            25,000
Payable for investment adviser fee                                     0              23,284                 0            23,284
Payable for Directors'/Trustees' fees                                 69              10,178                 0            10,247
Payable for distribution services fees                            11,763               3,025                 0            14,788
Payable for shareholder services fees                              8,571                   0                 0             8,571
Accrued expenses                                                  47,461              64,429                 0           111,890
     Total liabilities                                            67,864           4,078,991                 0         4,146,855
NET ASSETS                                                   $77,733,247         $78,619,465                $0      $157,352,712
NET ASSETS CONSIST OF:
Paid-in capital                                              $74,001,035         $68,844,460                $0       142,845,495
Net unrealized appreciation of investments                                         4,700,296                 0         8,028,366
                                                               3,328,070
Accumulated net realized gain (loss) on investments                                5,379,478                 0         5,562,094
                                                                 182,616
Undistributed net investment income                                                                          0           916,757
                                                                 221,526             695,231
     Total Net Assets                                        $77,733,247         $79,619,465                $0      $157,352,712
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS
PER SHARE

INSTITUTIONAL SHARES:

NET ASSETS                                                   $49,602,897                         ($49,602,897) (b)   $73,747,134
                                                                                 $73,747,134

SHARES OUTSTANDING                                             4,453,677           5,573,783       (4,453,677) (b)     5,573,783
NET ASSET VALUE PER SHARE                                         $11.14              $13.23                              $13.23
OFFERING PRICE PER SHARE                                          $11.14              $13.23                              $13.23
REDEMPTION PROCEEDS PER SHARE                                     $11.14              $13.23                              $13.23

CLASS A SHARES:

NET ASSETS                                                            $0          $1,962,276       $49,602,897 (b)   $51,565,173

SHARES OUTSTANDING                                                     0             148,492         3,754,951 (b)     3,903,443
NET ASSET VALUE PER SHARE                                          $0.00              $13.21                              $13.21
OFFERING PRICE PER SHARE*                                          $0.00              $13.98  *                           $13.98 *
REDEMPTION PROCEEDS PER SHARE                                      $0.00              $13.21                              $13.21

CLASS C SHARES:

NET ASSETS                                                            $0          $3,910,055       $28,130,350 (b)   $32,040,405

SHARES OUTSTANDING                                                     0             297,817         2,142,449 (b)     2,440,266
NET ASSET VALUE PER SHARE                                          $0.00              $13.13                              $13.13
OFFERING PRICE PER SHARE                                           $0.00              $13.13                              $13.13
REDEMPTION PROCEEDS PER SHARE                                      $0.00              $13.00 **                           $13.00 **

SELECT SHARES:

NET ASSETS                                                   $28,130,350                  $0     $(28,130,350) (b)            $0

SHARES OUTSTANDING                                             2,526,139                   0       (2,526,139) (b)             0
NET ASSET VALUE PER SHARE                                         $11.14               $0.00                               $0.00
OFFERING PRICE PER SHARE                                          $11.14               $0.00                               $0.00
REDEMPTION PROCEEDS PER SHARE                                     $11.14               $0.00                               $0.00

Investments, at identified cost                              $74,286,652         $74,748,204                $0      $149,034,856
Investments in affiliated issuers                            $76,435,722                  $0                $0       $76,435,722

*Computation of offering price per share 100/94.50 of net asset value.
** Computation of redemption price per share 100/99.00 of net asset value.
(a) MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8, 2006.  Prior to the reorganization, Federated MDT Balanced Fund had no investment operations.  Federated MDT Balanced Fund is the successor to the MDT Balanced Fund.
(b) Adjustment to reflect share balance as a result of the combination.



FEDERATED CONSERVATIVE ALLOCATION FUND
FEDERATED MDT BALANCED FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2006 (UNAUDITED)

                                                                      FEDERATED         FEDERATED
                                                                     CONSERVATIVE          MDT
                                                                      ALLOCATION         BALANCED        PRO FORMA       PRO FORMA
                                                                           FUND              FUND        ADJUSTMENT      COMBINED
INVESTMENT INCOME:
Dividends                                                              $2,308,159           $838,271             $0      $3,146,430
Interest                                                                   39,040          1,469,679              0       1,508,719
Investment income allocated from affiliated partnerships                  735,552                  0              0         735,552
TOTAL INVESTMENT INCOME:                                                3,082,751          2,307,950              0       5,390,701
EXPENSES:
Investment advisory fee                                                   648,825            562,720              0       1,211,545
Administrative personnel and services fee                                 190,040             97,506       (77,661) (a)     209,885
Custodian fees                                                              5,910             32,807         23,798 (b)      62,515
Transfer and dividend disbursing agent fees and expenses                  107,069             95,765       (55,882) (c)     146,952
Directors'/Trustees' fees                                                   4,141             31,234          8,887 (d)      44,262
Auditing fees                                                              31,081             23,086       (31,081) (e)      23,086
Legal fees                                                                  7,274             27,491         20,020 (f)      54,785
Portfolio accounting fees                                                  55,122             93,403        (6,903) (g)     141,622
Distribution services fee - Class A Shares                                      0                934        138,216 (h)     139,150
Distribution services fee - Class C Shares                                      0              9,950        312,214 (h)     322,164
Distribution services fee - Select Shares                                 234,372                  0      (234,372) (h)           0
Shareholder services fee - Institutional Shares                           125,795                  0      (125,795) (i)           0
Shareholder services fee - Select Shares                                   76,570                  0       (76,570) (i)           0
Share registration costs                                                   30,884             49,474       (27,884) (j)      52,474
Printing and postage                                                        3,747             15,626          7,032 (k)      26,405
Insurance premiums                                                          7,859             10,170        (4,536) (l)      13,493
Miscellaneous                                                               4,369              4,248        (2,893) (m)       5,724
     EXPENSES BEFORE ALLOCATION                                         1,533,058          1,054,414      (133,410)       2,454,062
Expenses allocated from partnerships                                       17,582                  0              0          17,582
     TOTAL EXPENSES                                                     1,550,640          1,054,414      (133,410)       2,471,644
WAIVERS AND REIMBURSEMENTS--
                                                                                                                    (n)     (5,006)
Waiver/Reimbursement of investment adviser fee                          (151,709)          (102,760)        249,463
Waiver of administrative personnel and services fee                      (34,134)            (6,109)         26,964 (o)    (13,279)
Waiver of distribution services fee - Select Shares                      (78,063)                  0         78,063 (p)           0
Waiver of shareholder services fee - Institutional Shares                (69,109)                  0         69,109 (q)           0
Reimbursement of shareholder services fee - Institutional                 (9,622)                  0          9,622 (q)           0
Shares
Reimbursement of other operating expenses                                (42,260)                  0         42,260 (r)           0
TOTAL WAIVERS AND REIMBURSEMENTS                                        (384,897)          (108,869)        475,481        (18,285)
NET EXPENSES                                                            1,165,743            945,545        342,071       2,453,359
     NET INVESTMENT INCOME                                             $1,917,008         $1,362,405     ($342,071)      $2,937,342
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                            9,666          6,686,253              0       6,695,919
Net realized gain allocated from partnerships                           2,525,844                  0              0       2,525,844
Realized gain distributions from affiliated investment                    101,830                  0              0         101,830
company shares
Net change in unrealized appreciation (depreciation) of               (2,066,962)        (3,917,876)              0     (5,984,838)
investments
     Net realized and unrealized gain on investments                      570,378          2,768,377              0       3,338,755
          Change in net assets resulting from operations               $2,487,386         $4,130,782     ($342,071)      $6,276,097

* MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8, 2006.  Prior to the reorganization, Federated MDT Balanced Fund had no investment operations.  Federated MDT Balanced Fund is the successor to MDT
Blanced Fund.


(See Notes to Pro Forma Financial Statements)




                     FEDERATED CONSERVATIVE ALLOCATION FUND
                          FEDERATED MDT BALANCED FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                      YEAR ENDED JULY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

FCAF, a series of Federated Managed Allocation Portfolios, is registered under the Investment Company Act of 1940, as amended (the "Act), as an open-end management investment company. The Fund consists of two classes of shares:
Institutional Shares and Select Shares.

FMDTBF, a series of Federated MDT Series, is registered under the Act as an open-end, management investment company. MDT Balanced Fund (the "Predecessor Fund") was reorganized into FMDTBF as of the close of business on December 8, 2006. Prior to the reorganization, FMDTBF had no investment operations. FMDTBF is the successor to the Predecessor Fund. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from August 1, 2005 to July 31, 2006. FMDTBF consists of four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. Class K Shares did not become effective until December 11, 2006.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of FCAF and the Predecessor Fund of FMDTBF for the year ended July 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at July 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of FCAF and the Predecessor Fund of FMDTBF which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of FCAF for Class A Shares and Class C Shares of the Predecessor Fund of FMDTBF. Under generally accepted accounting principles, FMDTBF will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the investment advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended July 31, 2006, FCAF and the Predecessor Fund of FMDTBF paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the reorganization will be borne by Federated Investors, Inc. and its affiliates.

NOTE 3. PORTFOLIO VALUATION

Market values of each Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


NOTE 4. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares and Class C Shares net asset value per share assumes the issuance of 3,754,951 Class A Shares and 2,142,449 Class C Shares, respectively, of the Predecessor Fund of FMDTBF in exchange for 4,453,677 Institutional Shares and 2,526,139 Select Shares of FCAF which would have been issued at July 31, 2006 in connection with the proposed reorganization.



NOTE 5. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, the Predecessor Fund of FMDTBF intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 6.  PROFORMA ADJUSTMENTS


(a) Effective July 15, 2005, Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Predecessor Fund of FMDTBF with certain administrative personnel and services necessary to operate the Fund.
The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Under a similar plan, FAS provides FCAF with certain administrative personnel and services necessary to operate the Fund. Prior to July 15, 2005, a previous administrator provided administrative services to the Predecessor Fund of FMDTBF. An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Predecessor Fund of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(b) Adjustment to reflect custodian fees resulting from the combining of two portfolios into one.

(c) Adjustment to reflect transfer and dividend disbursing agent fees and expenses resulting from the combining of two portfolios into one.

(d) Adjustment to reflect directors'/trustees' fees resulting from the combining of two portfolios into one.

(e) Adjustment to reflect auditing fees resulting from the combining of two portfolios into one.

(f) Adjustment to reflect legal fees resulting from the combining of two portfolios into one.

(g) Adjustment to reflect portfolio accounting fees resulting from the combining of two portfolios into one.

(h) Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the Act, FMDTBF may incur distribution expenses of 0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor. Prior to the reorganization of the Fund on December 8, 2006, the Predecessor Fund of FMDTBF incurred distribution expenses of 0.25% and 1.00% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively. FSC may voluntarily choose to waive any portion of its fee. Under a similar plan, FCAF may incur distribution expenses up to 0.75% of the Select Shares average daily net assets. Adjustment is to reflect expense structure of the Predecessor Fund of FMDTBF on average daily net assets of Federated MDT Pro Forma Combined Fund.

(i) Effective December 11, 2006, under the terms of a Shareholder Services Agreement, FMDTBF may pay fees up to 0.25% of the average daily net assets of Fund's Class A and Class C shares to financial intermediaries or to Federated Shareholder Services Company (FSSC). Prior to the reorganization, the Predecessor Fund of FMDTBF did not incur a shareholder services fee. Under a similar plan, FCAF may pay fees up to 0.25% of the average daily net assets of Institutional Shares and Select Shares to financial intermediaries or to FSSC. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. Adjustment is to reflect expense structure of the Predecessor Fund of FMDTBF on average daily net assets of Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect share registration costs resulting from the combining of two portfolios into one.

(k) Adjustment to reflect share printing and postage resulting from the combining of two portfolios into one.

(l) Adjustment to reflect share insurance premiums resulting from the combining of two portfolios into one.

(m) Adjustment to reflect share miscellaneous expenses resulting from the combining of two portfolios into one.

(n) Under the investment advisory contract, Federated MDTA LLC (the "Adviser") is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, in order to limit the aggregate annual operating expenses (excluding interest, taxes and brokerage commissions) for the Predecessor Fund of FMDTBF's Class A Shares, Class C Shares and Institutional Shares to not more than 1.50%, 2.50% and 1.25%, respectively, of average daily net assets. The Adviser has agreed to keep these contractual limitations in place through December 8, 2008. The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the the Predecessor Fund of FMDTBF. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. An adjustment to the combined waiver of investment adviser fee reflects the fee structure of the Predecessor Fund of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(o) Effective July 15, 2006, FAS contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Predecessor Fund of FMDTBF under the Agreement. The level of fees payable by the Predecessor Fund of FMDTBF to FAS for the period will not exceed the level of fees which the Predecessor Fund of FMDTBF d would have paid during the period to its pervious service provider under its previous administrative services agreement. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion. An adjustment to the combined waiver of administrative personnel and services fee reflects the fee structure of the Predecessor Fund of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(p) An adjustment to the combined waiver of distribution services fee reflects the fee structure of the Predecessor Fund of FMDTBF, which does not waive distribution services fee.

(q) An adjustment to the combined waiver and/or reimbursement of shareholder services fee reflects the fee structure of the Predecessor Fund of FMDTBF, which does not waive and/or reimburse shareholder services fee.

(r) An adjustment to the combined reimbursement of other operating expenses reflects the fee structure of the Predecessor Fund of FMDTBF, which does not reimburse other operating expenses.

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Moderate Allocation Fund
(FMAF) and Federated MDT Balanced Fund (FMDTBF), for the period ended July 31, 2006. MDT Balanced Fund (the "Predecessor Fund") was reorganized into FMDTBF as of the close of business on December 8, 2006. Prior to the reorganization, FMDTBF had no investment operations. FMDTBF is the successor to the Predecessor Fund. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from August 1, 2006 to January 31, 2007. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2007.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of each of FMAF for Class A Shares and Class C Shares of FMDTBF. Under generally accepted accounting principles, FMDTBF will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MODERATE
ALLOCATION FUND
FEDERATED MDT BALANCED
FUND (1)
PRO FORMA COMBINING PORTFOLIO OF
INVESTMENTS
JANUARY 31, 2007
(UNAUDITED)

   FEDERATED    FEDERATED                                                         FEDERATED   FEDERATED
   MODERATE        MDT     PRO FORMA                                               MODERATE  MDT BALANCED   PRO FORMA
                BALANCED
  ALLOCATION      FUND      COMBINED                                              ALLOCATION     FUND       COMBINED
     FUND                                                                            FUND

         SHARES                                                                     VALUE
 COMMON STOCKS - 32.7%
AEROSPACE & DEFENSE - 0.2%
       0           800        800     Lockheed Martin Corp.                           0           $77,752      $77,752
       0          6,400      6,400    Raytheon Co.                                    0           332,160      332,160
       0           800        800     United Technologies Corp.                       0            54,416       54,416
                                                                                      0           464,328      464,328

BIOTECHNOLOGY - 0.7%
       0          1,500      1,500    Celgene Corp.*                                  0           108,615      108,615
       0         14,700     14,700    Genentech, Inc.*                                0         1,284,339    1,284,339
       0          4,300      4,300    Medimmune, Inc.*                                0           149,038      149,038
                                                                                      0         1,541,992    1,541,992


BUILDING PRODUCTS - 0.1%
       0          3,200      3,200    American Standard Companies                     0           158,048      158,048
CAPITAL MARKETS - 2.4%
       0           600        600     Affiliated Managers Group*                      0            66,840       66,840
       0          4,700      4,700    Bear Stearns & Co., Inc.                        0           774,795      774,795
       0           900        900     Lehman Brothers Holdings, Inc.                  0            74,016       74,016
       0         17,900     17,900    Merrill Lynch & Co., Inc.                       0         1,674,724    1,674,724
       0         38,500     38,500    Morgan Stanley                                  0         3,187,415    3,187,415
                                                                                      0         5,777,790    5,777,790

CHEMICALS - 0.5%
       0           500        500     Ashland, Inc.                                   0            34,775       34,775
       0         26,300     26,300    Dow Chemical Co.                                0         1,092,502    1,092,502
       0          2,100      2,100    Nalco Holding Co.*                              0            48,279       48,279
                                                                                      0         1,175,556    1,175,556

COMMERCIAL BANKS - 2.2%
       0           300        300     City National Corp.                             0            21,579       21,579
       0          7,400      7,400    Comerica, Inc.                                  0           438,820      438,820
       0          3,100      3,100    Fifth Third Bancorp                             0           123,690      123,690
       0           700        700     Huntington Bancshares, Inc.                     0            16,296       16,296
       0         62,500     62,500    J.P. Morgan Chase & Co.                         0         3,183,125    3,183,125
       0         11,157     11,157    KeyCorp                                         0           425,863      425,863
       0         12,000     12,000    National City Corp.                             0           454,200      454,200
       0          3,600      3,600    SunTrust Banks, Inc.                            0           299,160      299,160
       0          2,300      2,300    UnionBanCal Corp.                               0           148,626      148,626
                                                                                      0         5,111,359    5,111,359

COMMERCIAL SERVICES & SUPPLIES - 0.3%
       0           500        500     Brinks Co.                                      0            31,075       31,075
       0           900        900     Dun & Bradstreet Corp.                          0            76,500       76,500
       0          1,000      1,000    Equifax, Inc.                                   0            41,530       41,530
       0          1,700      1,700    Miller Herman, Inc.                             0            63,920       63,920
       0          2,900      2,900    Pitney Bowes, Inc.                              0           138,823      138,823
       0          5,100      5,100    Robert Half International, Inc.                 0           207,570      207,570
       0          1,400      1,400    TeleTech Holdings, Inc.*                        0            37,730       37,730
       0           500        500     United Stationers, Inc.*                        0            25,480       25,480
                                                                                      0           622,628      622,628
COMMUNICATIONS EQUIPMENT - 0.0%
       0          1,700      1,700    Comverse Technology, Inc.*                      0            32,895       32,895
       0           800        800     F5 Networks, Inc.*                              0            57,152       57,152
                                                                                      0            90,047       90,047
COMPUTER & PERIPHERALS - 0.7%
       0         15,200     15,200    Apple, Inc.*                                    0         1,303,096    1,303,096
       0          9,400      9,400    Network Appliance, Inc.*                        0           353,440      353,440
                                                                                      0         1,656,536    1,656,536

CONSTRUCTION MATERIALS - 0.1%
       0           600        600     Texas Industries, Inc.                          0            44,052       44,052
       0          1,800      1,800    Vulcan Materials Co.                            0           183,312      183,312
                                                                                      0           227,364      227,364

CONSUMER FINANCE - 0.1%
       0          5,000      5,000    AmeriCredit Corp.*                              0           135,700      135,700
       0          2,200      2,200    First Marblehead Corp.*                         0           119,680      119,680
                                                                                      0           255,380      255,380

CONTAINERS & PACKAGING - 0.1%
       0          1,300      1,300    Crown Holdings, Inc.*                           0            28,691       28,691
       0           800        800     Sealed Air Corp.                                0            52,720       52,720
       0          1,600      1,600    Temple-Inland, Inc.                             0            79,904       79,904
                                                                                      0           161,315      161,315

DIVERSIFIED CONSUMER SERVICES - 0.1%
       0           800        800     ITT Educational Services, Inc.*                 0            62,080       62,080
       0          1,600      1,600    Weight Watchers International, Inc.*            0            86,448       86,448
                                                                                      0           148,528      148,528

DIVERSIFIED FINANCIAL SERVICES - 0.5%
       0         13,300     13,300    CIT Group Inc.                                  0           784,168      784,168
       0           300        300     Chicago Mercantile Exchange Holdings, Inc.      0           168,990      168,990
       0          4,200      4,200    Moody's Corp.                                   0           300,552      300,552
                                                                                      0         1,253,710    1,253,710

DIVERSIFIED TELECOMMUNICATIONS SERVICES - 0.2%
       0          7,000      7,000    Embarq Corp.                                    0           388,570      388,570
ELECTRIC UTILITIES - 0.2%
       0          4,400      4,400    Allegheny Energy, Inc.*                         0           204,688      204,688
       0          2,900      2,900    Edison International                            0           130,442      130,442
       0          1,300      1,300    FirstEnergy Corp.                               0            77,129       77,129
       0          1,300      1,300    Portland General Electric Co.                   0            33,982       33,982
       0          4,700      4,700    Reliant Resources, Inc.*                        0            69,936       69,936
                                                                                      0           516,177      516,177

ELECTRICAL EQUIPMENT - 0.3%
       0         13,800     13,800    Honeywell International, Inc.                   0           630,522      630,522
       0           500        500     Roper Industries, Inc.                          0            25,960       25,960
                                                                                      0           656,482      656,482

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
       0          2,900      2,900    Amphenol Corp., Class A                         0           196,388      196,388
       0          5,400      5,400    Avnet, Inc.*                                    0           167,670      167,670
       0          1,200      1,200    Daktronics, Inc.                                0            41,484       41,484
       0          4,500      4,500    Ingram Micor, Inc., Class A*                    0            87,795       87,795
       0          2,000      2,000    National Instruments Corp.                      0            57,620       57,620
       0           100        100     Tech Data Corp.*                                0             3,714        3,714
                                                                                      0           554,671      554,671

ENERGY EQUIPMENT & SERVICES - 1.5%
       0          3,300      3,300    Cameron International Corp.*                    0           173,250      173,250
       0           300        300     FMC Technologies, Inc.*                         0            18,579       18,579
       0          1,500      1,500    GlobalSanaFe Corp.                              0            87,015       87,015
       0          1,900      1,900    Oceaneering International, Inc.*                0            74,993       74,993
       0          4,200      4,200    Patterson-UTI Energy, Inc.                      0           101,430      101,430
       0           500        500     SEACOR Holdings, Inc.*                          0            50,615       50,615
       0         39,900     39,900    Schlumberger Ltd.                               0         2,533,251    2,533,251
       0          6,000      6,000    Transocean Sedco Forex, Inc.*                   0           464,220      464,220
                                                                                      0         3,503,353    3,503,353
FOOD & STAPLES RETAILING - 0.1%
       0          4,100      4,100    Costco Wholesale Corp.                          0           230,338      230,338
       0          1,800      1,800    Kroger Co.                                      0            46,080       46,080
       0          1,100      1,100    Longs Drug Stores Corp.                         0            47,300       47,300
                                                                                      0           323,718      323,718

FOOD PRODUCTS - 0.2%
       0          5,700      5,700    Kellogg Co.                                     0           280,839      280,839
       0          3,500      3,500    Kraft Foods, Inc. Class A                       0           122,220      122,220
                                                                                      0           403,059      403,059

GAS UTILITIES - 0.0%
       0          1,700      1,700    Energen Corp.                                   0            78,676       78,676

HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
       0          1,600      1,600    Dentsply International, Inc.                    0            49,344       49,344
       0          1,700      1,700    Immucor, Inc.*                                  0            53,618       53,618
       0         25,500     25,500    Medtronic, Inc.                                 0         1,362,975    1,362,975
       0           600        600     Mentor Corp.                                    0            30,594       30,594
       0          5,300      5,300    St. Jude Medical, Inc.*                         0           226,628      226,628
                                                                                      0         1,723,159    1,723,159

HEALTH CARE PROVIDERS & SERVICES - 0.6%
       0          8,800      8,800    Cardinal Health, Inc.                           0           628,496      628,496
       0          1,300      1,300    DaVita, Inc.*                                   0            70,980       70,980
       0           900        900     Lincare Holdings, Inc.*                         0            35,415       35,415
       0          3,500      3,500    Medco Health Solutions, Inc.*                   0           207,235      207,235
       0          1,600      1,600    Psychiatric Solutions, Inc.*                    0            62,304       62,304
       0          6,800      6,800    WellPoint, Inc.*                                0           532,984      532,984
                                                                                      0         1,537,414    1,537,414

HEALTH CARE TECHNOLOGY - 0.0%
       0          2,900      2,900    IMS Health, Inc.                                0            83,694       83,694

HOTELS RESTAURANTS & LEISURE - 0.2%
       0           700        700     LifeTime Fitness, Inc.*                         0            37,940       37,940
       0           400        400     Wynn Resorts Ltd.*                              0            44,696       44,696
       0          5,200      5,200    Yum! Brands, Inc.                               0           312,052      312,052
                                                                                      0           394,688      394,688

HOUSEHOLD DURABLES - 0.4%
       0          2,500      2,500    Beazer Homes USA, Inc.                          0           108,775      108,775
       0          2,400      2,400    Centex Corp.                                    0           128,856      128,856
       0          3,100      3,100    KB HOME                                         0           168,082      168,082
       0           800        800     M.D.C. Holdings, Inc.                           0            46,616       46,616
       0           400        400     Mertiage Corp.*                                 0            17,780       17,780
       0          8,800      8,800    Pulte Homes, Inc.                               0           302,192      302,192
       0          1,500      1,500    Ryland Group, Inc.                              0            84,270       84,270
       0          1,800      1,800    Standard-Pacific Corp.                          0            49,392       49,392
                                                                                      0           905,963      905,963

HOUSEHOLD PRODUCTS - 1.6%
       0          8,500      8,500    Kimberly-Clark Corp.                            0           589,900      589,900
       0         50,400     50,400    Proctor & Gamble Co.                            0         3,269,448    3,269,448
                                                                                      0         3,859,348    3,859,348

INDEPENDENT POWER PRODUCERS - 0.0%
       0          1,100      1,100    AES Corp.*                                      0            22,869       22,869
INDUSTRIAL CONGLOMERATES - 0.5%
       0         14,000     14,000    3M Co.                                          0         1,040,200    1,040,200
       0          3,600      3,600    McDermott International, Inc.*                  0           185,904      185,904
       0           500        500     Teleflex, Inc.                                  0            33,390       33,390
                                                                                      0         1,259,494    1,259,494
INSURANCE - 5.3%
       0         25,950     25,950    Allstate Corp.                                  0         1,561,152    1,561,152
       0          5,000      5,000    Ambac Financial Group, Inc.                     0           440,500      440,500
       0          4,050      4,050    American Financial Group, Inc.                  0           143,046      143,046
       0         47,800     47,800    American International Group, Inc.              0         3,271,910    3,271,910
       0          4,700      4,700    Assurant, Inc.                                  0           261,226      261,226
       0          6,600      6,600    Berkley, W.R. Corp.                             0           218,394      218,394
       0          2,700      2,700    CNA Financial Corp.*                            0           109,755      109,755
       0         14,600     14,600    Chubb Corp.                                     0           759,784      759,784
       0          2,300      2,300    Commerce Group, Inc.                            0            69,414       69,414
       0          2,100      2,100    HCC Insurance Holdings, Inc.                    0            65,583       65,583
       0          1,600      1,600    Hanover Insurance Group, Inc.*                  0            76,880       76,880
       0          3,800      3,800    Hartford Financial Services Group, Inc.         0           360,658      360,658
       0         11,300     11,300    Loews Corp.                                     0           491,098      491,098
       0          5,200      5,200    MBIA, Inc.                                      0           373,516      373,516
       0         30,600     30,600    Metlife, Inc.                                   0         1,900,872    1,900,872
       0          1,900      1,900    Nationwide Financial Services, Inc. - Class     0           103,835      103,835
                                      A
       0          1,400      1,400    Odyssey Re Holdings Corp.                       0            55,230       55,230
       0          1,600      1,600    Ohio Casualty Corp.                             0            47,264       47,264
       0         22,900     22,900    Progressive Corp., Ohio                         0           531,051      531,051
       0          2,000      2,000    Reinsurance Group of America, Inc.              0           116,300      116,300
       0          4,200      4,200    Safeco Corp.                                    0           268,842      268,842
       0           400        400     Safety Insurance Group, Inc.                    0            19,536       19,536
       0          1,000      1,000    StanCorp Financial Group, Inc.                  0            47,850       47,850
       0         26,200     26,200    The St. Paul Travelers Companies, Inc.          0         1,332,270    1,332,270
                                                                                      0        12,625,966   12,625,966

INTERNET & CATALOG RETAIL - 0.1%
       0          2,500      2,500    Expedia, Inc.*                                  0            53,625       53,625
       0          3,500      3,500    AC Interactive Corp.*                           0           134,400      134,400
       0          1,100      1,100    Nutri/System, Inc.*                             0            48,455       48,455
                                                                                      0           236,480      236,480

INTERNET SOFTWARE & SERVIES - 0.1%
       0          5,400      5,400    eBay, Inc.*                                     0           174,906      174,906
       0          3,000      3,000    ValueClick, Inc.*                               0            76,560       76,560
                                                                                      0           251,466      251,466

IT SERVICES - 0.4%
       0           800        800     Alliance Data Systems Corp.*                    0            54,344       54,344
       0          3,700      3,700    Automatic Data Processing, Inc.                 0           176,564      176,564
       0          1,300      1,300    Ceridan Corp. - New*                            0            38,961       38,961
       0          1,000      1,000    Checkfree Corp.*                                0            41,430       41,430
       0          3,500      3,500    Cognizant Technology Solutions Corp.*           0           298,515      298,515
       0          2,300      2,300    Computer Sciences Corp.*                        0           120,658      120,658
       0          2,300      2,300    Fiserv, Inc.*                                   0           120,911      120,911
                                                                                      0           851,383      851,383

LEISURE EQUIPMENT & PRODUCTS - 0.0%
       0          1,200      1,200    Brunswick Corp.                                 0            40,932       40,932
LIFE SCIENCES TOOLS & SERVICES - 0.0%
       0          1,700      1,700    Waters Corp.*                                   0            96,373       96,373
MACHINERY - 0.2%
       0          1,200      1,200    Briggs & Stratton Corp.                         0            35,568       35,568
       0          3,100      3,100    Danaher Corp.                                   0           229,586      229,586
       0          2,900      2,900    Deere & Co.                                     0           290,812      290,812
                                                                                      0           555,966      555,966

MEDIA - 1.6%
       0         40,900     40,900    Comcast Corp., Class A*                         0         1,812,688    1,812,688
       0          5,400      5,400    Discovery Holding Co., Class A*                 0            89,478       89,478
       0          1,300      1,300    Lamar Advertising Co.                           0            86,164       86,164
       0          5,900      5,900    McGraw-Hill Cos., Inc.                          0           395,772      395,772
       0          2,900      2,900    Omnicom Group, Inc.                             0           305,080      305,080
       0         39,900     39,900    Time Warner, Inc.                               0           872,613      872,613
       0          4,800      4,800    Viacom, Inc., Class B - new*                    0           195,216      195,216
                                                                                      0         3,757,011    3,757,011

METALS & MINING - 0.1%
       0          4,500      4,500    Commercial Metals Corp.                         0           121,995      121,995
       0           900        900     Metal Management, Inc.                          0            36,936       36,936
       0           900        900     Quanex Corp.                                    0            35,271       35,271
       0          2,100      2,100    Worthington Industries, Inc.                    0            40,278       40,278
                                                                                      0           234,480      234,480
MULTI-UTILITIES - 0.1%
       0          5,200      5,200    PG&E Corp.                                      0           242,736      242,736
       0           700        700     SCANA Corp.                                     0            28,504       28,504
                                                                                      0           271,240      271,240

MULTILINE RETAIL - 0.3%
       0          3,900      3,900    Sears Holdings Corp.*                           0           688,935      688,935

OIL GAS & CONSUMABLE FUELS - 3.6%
       0         27,700     27,700    Anadarko Petroleum Corp.                        0         1,211,875    1,211,875
       0         43,100     43,100    Chevron Corp.                                   0         3,141,128    3,141,128
       0         15,200     15,200    Devon Energy Corp.                              0         1,065,368    1,065,368
       0          1,300      1,300    General Maritime Corp. *                        0            47,437       47,437
       0         15,500     15,500    Marathon Oil Corp.                              0         1,400,270    1,400,270
       0          2,100      2,100    OMI Corp.                                       0            46,326       46,326
       0          3,900      3,900    Pioneer Natural Resources, Inc.                 0           159,900      159,900
       0          2,200      2,200    Pogo Producing Co.                              0           109,010      109,010
       0          3,200      3,200    Tesoro Petroleum Corp.                          0           263,648      263,648
       0         18,900     18,900    Valero Energy Corp.                             0         1,025,892    1,025,892
                                                                                      0         8,470,854    8,470,854

PAPER & FOREST PRODUCTS - 0.0%
       0          3,400      3,400    MeadWestvaco Corp.                              0           102,476      102,476
PERSONAL PRODUCTS - 0.0%
       0          2,200      2,200    Avon Products, Inc.                             0            75,658       75,658
PHARMACEUTICALS - 0.5%
       0         10,600     10,600    Johnson & Johnson                               0           708,080      708,080
       0         16,400     16,400    Schering Plough Corp.                           0           410,000      410,000
                                                                                      0         1,118,080    1,118,080

REAL ESTATE INVESTMENT TRUSTS - 3.7%
       0          6,000      6,000    AMB Property Corp.                              0           365,100      365,100
       0          4,200      4,200    Alexandria Real Estate Equities, Inc.           0           455,112      455,112
       0          9,650      9,650    Archstone-Smith Trust                           0           609,977      609,977
       0          4,100      4,100    Avalonbay Communities, Inc.                     0           608,276      608,276
       0          6,350      6,350    Boston Properties, Inc.                         0           800,671      800,671
       0          4,450      4,450    Developers Diversified Realty Corp.             0           298,684      298,684
       0          9,900      9,900    Equity Residential Properties Trust             0           557,172      557,172
       0          2,800      2,800    Federal Realty Invstment Trust                  0           261,576      261,576
       0          5,000      5,000    General Growth Properties, Inc.                 0           307,600      307,600
       0          9,900      9,900    Health Care Property Investors, Inc.            0           408,375      408,375
       0         15,000     15,000    Host Hotels & Resorts, Inc.                     0           397,050      397,050
       0          6,100      6,100    Kimco Realty Corp.                              0           302,560      302,560
       0          7,700      7,700    ProLogis Trust                                  0           500,500      500,500
       0          4,500      4,500    Public Storage, Inc.                            0           489,420      489,420
       0          5,300      5,300    SL Green Realty Corp.                           0           776,874      776,874
       0          7,000      7,000    Simon Property Group, Inc.                      0           800,730      800,730
       0          6,200      6,200    Taubman Centers, Inc.                           0           361,274      361,274
       0          4,850      4,850    Vornado Realty Trust                            0           593,398      593,398
                                                                                      0         8,894,349    8,894,349

ROAD & RAIL - 0.5%
       0          2,000      2,000    Burlington Northern Santa Fe                    0           160,720      160,720
       0          1,800      1,800    Con-way, Inc.                                   0            89,532       89,532
       0         15,700     15,700    Norfolk Southern Corp.                          0           779,505      779,505
       0          2,200      2,200    Ryder Systems, Inc.                             0           119,988      119,988
       0          1,800      1,800    Werner Enterpirses, Inc.                        0            34,218       34,218
                                                                                      0         1,183,963    1,183,963

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 0.1%
       0          2,300      2,300    Altera Corp.*                                   0           120,520      120,520
SOFTWARE - 0.2%
       0         22,400     22,400    Oracle Corp.*                                   0           384,384      384,384
       0           700        700     Quality Systems, Inc.                           0            29,701       29,701
       0          1,800      1,800    THQ, Inc.*                                      0            54,540       54,540
                                                                                      0           468,625      468,625
SPECIALTY RETAIL - 0.5%
       0           700        700     AutoZone, Inc.*                                 0            87,941       87,941
       0          3,100      3,100    CarMax, Inc.*                                   0           178,033      178,033
       0           600        600     Children's Place Retail Stores, Inc.*           0            32,526       32,526
       0          1,100      1,100    Dick's Sporting Goods, Inc.*                    0            56,639       56,639
       0          1,400      1,400    Guess?, Inc.*                                   0           100,954      100,954
       0           800        800     Gymboree Corp.*                                 0            34,632       34,632
       0         17,600     17,600    Home Depot, Inc.                                0           717,024      717,024
       0           800        800     J Crew Group, Inc.*                             0            29,064       29,064
       0           100        100     Zale Corp.*                                     0             2,752        2,752
                                                                                      0         1,239,565    1,239,565

TEXTILES, APPAREL & LUXURY GOODS - 0.3 %
       0         13,800     13,800    Coach, Inc.*                                    0           632,868      632,868
       0          1,200      1,200    Crocs, Inc.*                                    0            60,408       60,408
                                                                                      0           693,276      693,276

THRIFS & MORTGAGE FINANCE - 0.4 %
       0          1,200      1,200    Downey Financial Corp.                          0            85,848       85,848
       0          2,000      2,000    Federal Home Loan Mortgage Corp.                0           129,860      129,860
       0          1,000      1,000    FirstFed Financial Corp.*                       0            68,950       68,950
       0          3,800      3,800    MGIC Investment Corp.                           0           234,536      234,536
       0          3,600      3,600    PMI Group, Inc.                                 0           172,152      172,152
       0          3,700      3,700    Radian Group, Inc.                              0           222,814      222,814
                                                                                      0           914,160      914,160

WIRELESS TELECOMMUNICATION SERVICES - 0.0%
       0           400        400     U.S. Cellular Corp.*                            0            28,840       28,840
                                      TOTAL COMMON STOCKS (COST $68,470,848)          0        77,776,514   77,776,514
ASSET-BACKED SECURITIES - 0.6%
       0         58,994     58,994    CS First Boston Mortgage Securities Corp.       0            58,460       58,460
                                      2002-HE4, Class AF, 5.51%, 8/25/2032
       0         648,723    648,723   Community Program Loan Trust 1987-A, Class      0           638,909      638,909
                                      A4, 4.50%, 10/1/2018
       0         452,714    452,714   MMCA Automobile Trust 2002-2, Class C,          0           451,692      451,692
                                      5.55%, 3/15/2010
       0         140,000    140,000   Morgan Stanley Capital I 2006-IQ12 A4,          0           137,539      137,539
                                      5.319%, 12/15/2043
                                      TOTAL ASSET-BACKED SECURITIES (IDENTIFIED       0         1,286,600    1,286,600
                                      COST $1,297,142)
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
       0         469,749    469,749   Bear Stearns Asset Backed Securities, Inc.      0           314,914      314,914
                                      2005-AC6, Class 21PO, 0.00%, 9/25/2020
       0          5,692      5,692    Bear Stearns Mortgage Securities, Inc.          0             5,592        5,592
                                      1997-6, Class 1A, 6.66%, 3/25/2031
       0         16,838     16,838    Federal Home Loan Mortgage Corp. REMIC 1311     0            16,784       16,784
                                      K, 7.00% 7/15/2022
       0         33,518     33,518    Federal Home Loan Mortgage Corp. REMIC 1384     0            33,419       33,419
                                      D, 7.00% 9/15/2022
       0         39,298     39,298    Federal Home Loan Mortgage Corp. REMIC 1595     0            40,806       40,806
                                      D, 7.00% 10/15/2013
       0         75,000     75,000    Federal Home Loan Mortgage Corp. REMIC 2497     0            75,595       75,595
                                      JH, 6.00% 9/15/2032
       0         67,057     67,057    Federal Home Loan Mortgage Corp. REMIC 2676     0            66,830       66,830
                                      JA, 4.00% 5/15/2016
       0         82,752     82,752    Federal National Mortgage Association REMIC     0            91,131       91,131
                                      1993-113 SB, 9.75%, 7/25/2023
       0         16,017     16,017    Federal National Mortgage Association REMIC     0            16,653       16,653
                                      2001-37 GA, 8.00%, 7/25/2016
       0         20,980     20,980    Federal National Mortgage Association REMIC     0            19,423       19,423
                                      2003-35 UC, 3.75%, 5/25/2033
       0         20,173     20,173    Government National Mortgage Association        0            20,434       20,434
                                      REMIC 1999-29 PB, 7.25%, 7/16/2028
       0         61,195     61,195    Government National Mortgage Association        0            61,806       61,806
                                      REMIC 2002-17 B, 6.00%, 3/20/2032
                                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS       0           763,387      763,387
                                      (IDENTIFIED COST $810,587)
CORPORATE BONDS - 5.5%
BASIC INDUSTRY - CHEMICALS - 0.0%
       0         75,000     75,000    Albemarle Corp., Sr. Note, 5.10%, 2/1/2015      0            70,787       70,787
BASIC INDUSTRY - METALS & MINING - 0.2%
       0         35,000     35,000    Alcoa, Inc., Note, 5.55%, 2/1/2017              0            34,865       34,865
       0         100,000    100,000   BHP Finance (USA), Inc., Company Guarantee,     0            98,176       98,176
                                      5.25%, 12/15/2015
       0         150,000    150,000   Vale Overseas Limited, 6.875%, 11/21/2036       0           152,438      152,438
       0         150,000    150,000   (1)(2) Xstrata Finance Canada L, Unsecd.        0           148,831      148,831
                                      Note, 5.50%, 11/16/2011
                                                                                      0           434,310      434,310

CAPITAL GOODS - AEROSPACE & DEFENSE - 0.1%
       0         125,000    125,000   Boeing Co., Note 5.125%, 2/15/2013              0           123,821      123,821
       0         200,000    200,000   Raytheon Co., Unsecd. Note, 5.375%,             0           199,311      199,311
                                      4/1/2013
                                                                                      0           323,132      323,132

CAPITAL GOODS -
DIVERSIFIED MANUFACTURING - 0.1%
       0         100,000    100,000   Emerson Electric Co., Unsecd. Note, 5.75%,      0           101,619      101,619
                                      11/1/2011
CAPITAL GOODS - ENVIRONMENTAL - 0.1%
       0         100,000    100,000   Waste Management, Inc., 7.375%, 8/1/2010        0           105,994      105,994
COMMUNICATIONS - MEDIA & CABLE - 0.1%
       0         100,000    100,000   Comcast Corp., Sr. Note, 7.125%, 6/15/2013      0           108,102      108,102
       0         75,000     75,000    Cox Communications, Inc., Unsecd. Note,         0            73,425       73,425
                                      5.45%, 12/15/2014
                                                                                      0           181,527      181,527

COMMUNICATIONS - MEDIA NONCABLE - 0.1%
       0         100,000    100,000   British Sky Broadcasting Group PLC, 8.20%,      0           106,113      106,113
                                      7/15/2009
       0         75,000     75,000    News America Holdings, Company Guarantee,       0            86,120       86,120
                                      8.00%, 10/17/2016
       0         75,000     75,000    News America Holdings, Sr. Deb., 9.25%,         0            87,556       87,556
                                      2/1/2013
                                                                                      0           279,789      279,789

COMMUNICATIONS - TELECOM WIRELESS - 0.2%
       0         150,000    150,000   AT&T Wireless Services, Sr. Note, 8.75%,        0           195,113      195,113
                                      3/1/2031
       0         100,000    100,000   Cingular Wirless LLC, Sr. Note, 6.50%,          0           104,657      104,657
                                      12/15/2011
       0         100,000    100,000   Sprint Capital Corp., Note, 8.375%,             0           110,853      110,853
                                      3/15/2012
                                                                                      0           410,623      410,623
COMMUNICATIONS - TELECOM WIRELINES - 0.3%
       0         400,000    400,000   GTE North, Inc., Deb., Series D, 6.90%,         0           409,847      409,847
                                      11/1/2008
       0         75,000     75,000    Telefonica SA, Company Guarantee, 7.045%,       0            81,052       81,052
                                      6/20/2036
       0         100,000    100,000   Telefonos de Mexico, Note, 4.50%,               0            98,050       98,050
                                      11/19/2008
                                                                                      0           588,949      588,949

CONSUMER CYCLICAL - AUTOMOTIVE - 0.2%
       0         75,000     75,000    DaimlerChrysler North America, Sr. Note,        0            73,208       73,208
                                      4.875%, 6/15/2010
       0         50,000     50,000    DaimlerChrysler North America Holding           0            51,329       51,329
                                      Corp., Sr. Note, 6.50%, 11/15/2013
       0         300,000    300,000   General Motors Acceptance, Note, 6.125%,        0           300,000      300,000
                                      2/1/2007
                                                                                      0           424,537      424,537
CONSUMER CYCLICAL - ENTERTAINMENT - 0.1%
       0         75,000     75,000    Disney Co., Note, 5.70%, 7/15/2011              0            76,131       76,131
       0         100,000    100,000   Time Warner, Inc., 5.50%, 11/15/2011            0            99,804       99,804
                                                                                      0           175,935      175,935

CONSUMER CYCLICAL - LODGING - 0.1%
       0         100,000    100,000   (1)(2) Wyndham Worldwide Corp., Sr. Unsecd.     0            98,533       98,533
                                      Note, 6.00%, 12/1/2016
CONSUMER CYCLICAL - RETAILERS - 0.1%
       0         125,000    125,000   Home Depot, Inc., 5.40%, 3/1/2016               0           120,917      120,917
       0         100,000    100,000   Target Corp., 5.875%, 3/1/2012                  0           102,518      102,518
                                                                                      0           223,435      223,435

CONSUMER NON-CYCLICAL - FOOD/BEVERAGE - 0.1%
       0         100,000    100,000   Bottling Group LLC, Note 5.50%, 4/1/2016        0            99,850       99,850
       0         40,000     40,000    General Mills, Inc., Note, 5.70%, 2/15/2017     0            39,966       39,966
       0         75,000     75,000    Kraft Foods, Inc., Note, 5.25%, 10/1/2013       0            73,913       73,913
       0         50,000     50,000    Kraft Foods, Inc., Note, 6.25%, 6/1/2012        0            51,746       51,746
                                                                                      0           265,475      265,475

CONSUMER NON-CYCLICAL - HEALTH CARE - 0.0%
       0         100,000    100,000   Medtronic, Inc., Note, Series B, 4.375%,        0            97,138       97,138
                                      9/15/2010
CONSUMER NON-CYCLICAL - PHARMACEUTICALS - 0.2%
       0         75,000     75,000    Abbott Laboratories, Note, 5.375%,              0            75,300       75,300
                                      5/15/2009
       0         100,000    100,000   Genentech, Inc., Sr. Note, 4.75%, 7/15/2015     0            95,371       95,371
       0         125,000    125,000   Lilly (Eli) & Co., Unsecd. Note, 6.57%,         0           134,551      134,551
                                      1/1/2016
       0         100,000    100,000   Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018     0           108,202      108,202
       0         100,000    100,000   Wyeth, Unsecd. Note, 5.50%, 2/1/2014            0           100,060      100,060
                                                                                      0           513,484      513,484

CONSUMER NON-CYCLICAL - SUPERMARKETS - 0.1%
       0         250,000    250,000   Safeway, Inc. Notes 4.800%, 07/16/2007          0           249,120      249,120
CONSUMER NON-CYCLICAL - TOBACCO - 0.0%
       0         75,000     75,000    Altria Group, Inc., Note, 7.00%, 11/4/2013      0            81,642       81,642
ENERGY - INDEPENDENT - 0.1%
       0         55,000     55,000    Anadarko Petroleum Corp., Sr. Note, 5.95%,      0            54,619       54,619
                                      9/15/2016
       0         50,000     50,000    Canadian Natural Resources, 4.90%,              0            47,106       47,106
                                      12/1/2014
       0         150,000    150,000   Pemex Project Funding Master, Company           0           166,995      166,995
                                      Guarantee, 9.125%, 10/13/2010
                                                                                      0           268,720      268,720

ENERGY - INTEGRATED - 0.1%
       0         75,000     75,000    Conoco Funding Co., 7.25%, 10/15/2031           0            87,594       87,594
       0         75,000     75,000    ConocoPhillip Australia, 5.50%, 4/15/2013       0            75,374       75,374
       0         100,000    100,000   Husky Oil Ltd., Sr. Deb., 7.55%, 11/15/2016     0           111,698      111,698
                                                                                      0           274,666      274,666

ENERGY - REFINING - 0.1%
       0         100,000    100,000   Valero Energy Corp., 6.875%, 4/15/2012          0           105,703      105,703
       0         50,000     50,000    Valero Energy Corp., 7.50%, 4/15/2032           0            56,955       56,955
       0         75,000     75,000    Valero Energy Corp., Note, 4.75%, 4/1/2014      0            70,358       70,358
                                                                                      0           233,016      233,016

FINANCIAL INSTITUTIONS - BANKING - 1.0%
       0         200,000    200,000   Bank of America Corp., Sr. Note, 5.375%,        0           199,437      199,437
                                      6/15/2014
       0         120,000    120,000   Capital One Capital IV, 6.745%, 2/17/2037       0           121,157      121,157
       0         200,000    200,000   Citigroup, Inc., Note, 5.125%, 2/14/2011        0           199,021      199,021
       0         100,000    100,000   Credit Suisse First Boston, Sr. Note,           0           100,898      100,898
                                      5.50%, 8/16/2011
       0         100,000    100,000   HSBC Finance Capital Trust, Note, 5.911%,       0           100,851      100,851
                                      11/30/2035
       0         200,000    200,000   HSBC Finance Corp., 4.75%, 4/15/2010            0           197,015      197,015
       0         100,000    100,000   Household Finance Corp., Note, 7.00%,           0           107,417      107,417
                                      5/15/2012
       0         150,000    150,000   J.P. Morgan Chase & Co., 5.75%, 1/2/2013        0           152,735      152,735
       0         100,000    100,000   Marshall & Ilsley Bank, Sr. Note, 4.40%,        0            97,444       97,444
                                      3/15/2010
       0         200,000    200,000   Northern Trust Corp., Sr. Note, 5.30%,          0           200,039      200,039
                                      8/29/2011
       0         100,000    100,000   PNC Funding Corp., Sub. Note, 7.50%,            0           105,310      105,310
                                      11/1/2009
       0         100,000    100,000   Popular North America, 5.65%, 4/15/2009         0           100,078      100,078
       0         250,000    250,000   US BANK NA, Sub. Note, 4.95%, 10/30/2014        0           242,308      242,308
       0         250,000    250,000   Wachovia Bank NA, 4.80%, 11/1/2014              0           238,601      238,601
       0         100,000    100,000   Wells Fargo Bank NA, Sub. Noet, 6.45%,          0           104,116      104,116
                                      2/1/2011
       0         75,000     75,000    Zions Bancorp, Sub. Note, 5.50%, 11/16/2015     0            73,204       73,204
                                                                                      0         2,339,631    2,339,631
FINANCIAL INSTITUTIONS - BROKERAGE - 0.4%
       0         100,000    100,000   Amvescap PLC, Sr. Note, 4.50%, 12/15/2009       0            97,471       97,471
       0         100,000    100,000   Bear Stearns & Cos., Inc., Unsecd. Note,        0            96,046       96,046
                                      3.25%, 3/25/2009
       0         150,000    150,000   Goldman Sachs Group, Inc., Note, 5.25%,         0           148,556      148,556
                                      10/15/2013
       0         400,000    400,000   Merrill Lynch & Co., Inc., Sr. Unsub.,          0           400,160      400,160
                                      Series CORE, 5.908%, 1/31/2008
       0         150,000    150,000   Merrill Lynch & Co., Inc.,  Unsub. Note,        0           149,715      149,715
                                      5.45%, 7/15/2014
       0         100,000    100,000   Morgan Stanley, Note, 4.00%, 1/15/2010          0            96,616       96,616
                                                                                      0           988,564      988,564

FINANCIAL INSTITUTIONS - FINANCE NONCAPTIVE - 0.6%
       0         100,000    100,000   American Express Co., Global Sr. Note,          0            99,049       99,049
                                      4.75%, 6/17/2009
       0         100,000    100,000   American General Finance Corp., 4.00%,          0            95,029       95,029
                                      3/15/2011
       0         150,000    150,000   Berkshire Hathaway, Inc., Company               0           145,363      145,363
                                      Guarantee, 4.85%, 1/15/2015
       0         364,000    364,000   General Electric Capital, Note, 4.875%          0           360,192      360,192
                                      10/21/2010
       0         100,000    100,000   General Electric Capital, Note, 4.875%          0            97,104       97,104
                                      3/4/2015
       0         200,000    200,000   (1)(2) ILFC E-Capital Trust I, 5.90%,           0           201,248      201,248
                                      12/21/2065
       0         100,000    100,000   International Lease Finance Corp., Note,        0            98,644       98,644
                                      4.875%, 9/1/2010
       0         75,000     75,000    SLM Corp. Note,  4.00%, 1/15/2010               0            72,147       72,147
       0         300,000    300,000   SLM Corp. Note, Series A,  3.950%,              0           293,321      293,321
                                      8/15/2008
                                                                                      0         1,462,097    1,462,097

FINANCIAL INSTITUTIONS - INSURANCE - HEALTH - 0.0%
       0         75,000     75,000    Aetna US Healthcare, Sr. Note, 5.75%,           0            75,960       75,960
                                      6/15/2011
FINANCIAL INSTITUTIONS - INSURANCE - LIFE - 0.1%
       0         100,000    100,000   AXA-UAP, Sub. Note, 8.60%, 12/15/2030           0           129,156      129,156
FINANCIAL INSTITUTIONS - INSURANCE - P&C - 0.3%
       0         100,000    100,000   St. Paul Travelers Co., Inc., Sr. Unsecd.       0            99,632       99,632
                                      Note, 5.50%, 12/1/2015
       0         500,000    500,000   (1)(2) ZFS Finance USA Trust I, Jr. Sub.        0           507,375      507,375
                                      Note, 6.15%, 12/15/2065
                                                                                      0           607,007      607,007

FINANCIAL INSTITUTIONS - REITS - 0.0%
       0         75,000     75,000    Health Care Property Investments, Inc.,         0            75,488       75,488
                                      5.95%, 9/15/2011
FOREIGN-LOCAL GOVERNMENT - 0.0%
       0         100,000    100,000   Ontario, Province of, Note, 4.50%, 2/3/2015     0            95,660       95,660
TECHNOLOGY - 0.1%
       0         75,000     75,000    Cisco Systems, Inc., Sr. Note, 5.25%,           0            75,045       75,045
                                      2/22/2011
       0         100,000    100,000   Dell Computer Corp., Sr. Deb., 7.10%,           0           108,150      108,150
                                      4/15/2028
       0         100,000    100,000   Oracle Corp., Sr. Unsecd. Note, Series WI,      0            98,849       98,849
                                      5.00%, 1/15/2011
                                                                                      0           282,044      282,044

TRANSPORTATION - AIRLINES - 0.1%
       0         75,000     75,000    Southwest Airlines Co., 6.50%, 3/1/2012         0            77,870       77,870
       0         50,000     50,000    Southwest Airlines Co., Deb., 7.375%,           0            54,324       54,324
                                      3/1/2027
                                                                                      0           132,194      132,194

TRANSPORTATION - RAILROADS - 0.1%
       0         75,000     75,000    Burlington Northern Santa Fe Corp., Sr.         0            71,588       71,588
                                      Note, 4.875%, 1/15/2015
       0         100,000    100,000   Norfolk Southern Corp., Sr. Note, 6.75%,        0           104,746      104,746
                                      2/15/2011
       0         100,000    100,000   Union Pacific Corp., 4.875%, 1/15/2015          0            95,513       95,513
                                                                                      0           271,847      271,847

TRANSPORTATION - SERVICES
- 0.0%
       0         100,000    100,000   FedEx Corp., Note, 5.50%, 8/15/2009             0           100,486      100,486
UTILITY - ELECTRIC - 0.4%
       0         100,000    100,000   Cleveland Electric Illum, Sr. Unsecd. Note,     0            95,955       95,955
                                      5.95%, 12/15/2036
       0         100,000    100,000   Consolidated Edison Col, Sr. Unsecd. Note,      0           100,282      100,282
                                      Series 2006C, 5.50%, 9/15/2016
       0         100,000    100,000   Exelon Generation Co., Sr. Note, 5.35%,         0            98,167       98,167
                                      1/15/2015
       0         100,000    100,000   First Energy Corp, Note, Series B, 6.45%,       0           104,176      104,176
                                      11/15/2011
       0         100,000    100,000   PSEG Power LLC, Company Guarantee, 7.75%,       0           108,535      108,535
                                      4/15/2011
       0         75,000     75,000    PSI Energy, Inc., Bond, 6.05%, 6/15/2016        0            77,202       77,202
       0         100,000    100,000   Pacific Gas & Electric Co., Unsecd. Note,       0            95,519       95,519
                                      4.20%, 3/1/2011
       0         300,000    300,000   Wisconsin Power & Light Co., Note, 7.00%,       0           301,582      301,582
                                      6/15/2007
                                                                                      0           981,418      981,418

UTILITY - NATURAL GAS DISTRIBUTOR - 0.0%
       0         100,000    100,000   Atmos Energy Corp., Sr. Note, 4.00%,            0            96,448       96,448
                                      10/15/2009
                                      TOTAL CORPORATE NOTES & BONDS (IDENTIFIED       0        13,040,431   13,040,431
                                      COST $13,191,085)
GOVERNMENT AGENCIES - 3.8%
       0        4,000,000  4,000,000  Federal Home Loan Bank System, Bond,            0         4,048,648    4,048,648
                                      5.375%, 8/19/2011
       0        1,000,000  1,000,000  Federal Home Loan Mortgage Corp., 4.125%,       0           970,660      970,660
                                      7/12/2010
       0        1,000,000  1,000,000  Federal Home Loan Mortgage Corp., 5.25%,        0         1,007,235    1,007,235
                                      7/18/2011
       0        1,000,000  1,000,000  Federal Home Loan Mortgage Corp., 5.50%,        0         1,027,315    1,027,315
                                      7/18/2016
       0        2,000,000  2,000,000  Federal National Mortgage Association,          0         2,005,974    2,005,974
                                      Note, 5.25%, 1/15/2009
                                      TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST      0         9,059,832    9,059,832
                                      $9,088,751)
MORTGAGE-BACKED SECURITIES - 0.0%
       0         28,977     28,977    Federal National Mortgage Association, Pool     0            29,662       29,662
                                      408761 7.00%, 12/1/2012
       0         12,635     12,635    Federal National Mortgage Association, Pool     0            13,130       13,130
                                      512255, 7.50%, 9/1/2014
       0         42,172     42,172    Federal National Mortgage Association, Pool     0            43,197       43,197
                                      609554, 7.50%, 10/1/2016
                                      TOTAL MORTGAGE-BACKED SECURITIES                0            85,989       85,989
                                      (IDENTIFIED COST $86,490)
U.S. TREASURY - 2.6%
       0        1,197,372  1,197,372  U.S. Treasury Inflation Protected Note,         0         1,209,912    1,209,912
                                      2.500%, 7/15/2016
       0        1,250,000  1,250,000  United States Treasury Bond, 4.500%,            0         1,170,233    1,170,233
                                      2/15/2036
       0        4,000,000  4,000,000  United States Treasury Note, 3.875%,            0         3,809,615    3,809,615
                                      2/15/2013
                                      TOTAL U.S. TREASURY (IDENTIFIED COST            0         6,189,760    6,189,760
                                      $6,287,764)
EXCHANGE TRADED FUNDS - 4.5%
       0         142,450    142,450   iShares MSCI EAFE Index Fund (Identified        0        10,575,488   10,575,488
                                      Cost $8,320,096)
MUTUAL FUND - 48.1%
   4,707,718        0      4,707,718  (4) Capital Appreciation Core Fund          66,903,463            0   66,903,463
    34,511       42,893     77,404    (4) Emerging Markets Fixed Income Core Fund    723,416      899,113    1,622,529
    661,081         0       661,081   (4) Federated Intermediate Corporate Bond    6,571,140            0    6,571,140
                                      Fund
    88,188          0       88,188    (4) Federated International Bond Fund,         922,444            0      922,444
                                      Class A Shares
    293,816         0       293,816   (4) Federated International Capital          3,516,980            0    3,516,980
                                      Appreciation Fund, Class A Shares
   1,188,879     807,927   1,996,806  (4) Federated Mortgage Core Portfolio       11,710,458    7,958,084   19,668,542
    536,940         0       536,940   (4) Federated U.S. Government Bond Fund      5,879,495            0    5,879,495
    547,317         0       547,317   (4) Federated U.S. Government Securities     5,921,973            0    5,921,973
                                      Fund, 2-5 Years, Institutional Shares
    238,307      270,466    508,773   (4) High Yield Bond Portfolio                1,644,317    1,866,216    3,510,533
                                      TOTAL MUTUAL FUNDS (IDENTIFIED COST         103,793,686   10,723,413  114,517,099
                                      $113,170,699)
REPURCHASE AGREEMENT - 2.1%
       $            $          $      Bank of America, NA, 5.29%, dated            1,121,000            0    1,121,000
   1,121,000        -      1,121,000  1/31/2007, maturing 2/1/2007
                                      Mizuho Securities USA, Inc., 5.23%, dated            0    3,949,000    3,949,000
              - 3,949,000  3,949,000  1/31/2007, maturing 2/1/2007
                                      TOTAL REPURCHASE AGREEMENTS (AT COST)        1,121,000    3,949,000    5,070,000
                                      TOTAL INVESTMENTS (IDENTIFIED COST          104,914,686  133,450,414  238,365,100
                                      $225,793,462) - 100.2%
                                      OTHER ASSETS AND LIABILITIES - (0.2)%                     (573,252)    (482,583)
                                                                                      90,669
                                      TOTAL NET ASSETS - 100%                              $ $132,877,162 $237,882,517
                                                                                  105,005,355



Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

* Non Income Producing

(1) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $955,987, which represents 0.3% of combined total net assets.

(2) Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $955,987, which represented 0.3% of combined total net assets.

(3) Pledged as collateral to ensure FMDTBF is able to satisfy the obligations of its outstanding long futures contracts.

(4) All or a portion of this security will be sold as a result of the reorganization.

At January 31, 2007, FMDTBF had the following outstanding futures contracts:



                              Number of   Notional     Expiration  Unrealized
Description                   Contracts   Value        Date        Appreciation
United States Treasury Notes  13          $1,387,750   March 2007  $3,195
10 Year Futures - Long

FEDERATED MODERATE ALLOCATION FUND
FEDERATED MDT BALANCED FUND (1)
PRO FORMA COMBINING STATEMENTS OF ASSETS &
LIABILITIES
JANUARY 31, 2007 (UNAUDITED)


                                                            FEDERATED         FEDERATED
                                                            MODERATE             MDT
                                                           ALLOCATION          BALANCED          PRO FORMA          PROFORMA
                                                              FUND               FUND           ADJUSTMENT          COMBINED
ASSETS:
Investments in securities, at value                        $104,914,686       $133,450,414                $0       $238,365,100
Cash                                                                416             55,099                 0             55,515
Income receivable                                               138,009            490,275                 0            628,284
Receivable for investments sold                                       0          1,951,046                 0          1,951,046
Receivable for daily variation margin                                 0              5,078                 0              5,078
Receivable for shares sold                                       23,709            490,141                 0            513,850
     Total assets                                                                                          0        241,518,873
                                                            105,076,820        136,442,053
LIABILITIES:
Payable for investments purchased                                     0          3,227,423                 0          3,227,423
Payable for shares redeemed                                           0            189,772                 0            189,772
Payable for administrative personnel and services fee                 0             58,585                 0             58,585
Payable for Directors'/Trustees' fees                                 0              3,351                 0              3,351
Payable for distribution services fees                                0              6,465                 0              6,465
Payable for shareholder services fees                                 0             17,189                 0             17,189
Accrued expenses                                                 71,465             62,106                 0            133,571
     Total liabilities                                           71,465          3,564,891                 0          3,636,356
NET ASSETS                                                 $105,005,355       $132,877,162                $0      $237,8882,517
NET ASSETS CONSIST OF:
Paid-in capital                                             $91,847,684       $119,990,246                $0        211,837,930
Net unrealized appreciation of investments                   11,128,889         11,169,995                 0         22,298,884
Accumulated net realized gain (loss) on investments           1,884,860          1,361,224                 0          3,246,084
Undistributed (distributions in excess of) net
investment income                                               143,922            355,697                 0            499,619
     Total Net Assets                                      $105,005,355       $132,877,162                $0       $237,882,517
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
NET ASSETS                                                 $ 64,279,748        $81,798,718                   (b)    $81,798,718
                                                                                               $(64,279,748)
SHARES OUTSTANDING                                            4,905,077          6,016,580                   (b)      6,016,580
                                                                                                 (4,905,077)
NET ASSET VALUE PER SHARE                                        $13.10             $13.60                               $13.60
OFFERING PRICE PER SHARE                                         $13.10             $13.60                               $13.60
REDEMPTION PROCEEDS PER SHARE                                    $13.10             $13.60                               $13.60

CLASS A SHARES:
NET ASSETS                                                           $-        $39,521,221       $64,279,748 (b)   $103,800,969
SHARES OUTSTANDING                                                    0          2,912,633                   (b)      7,649,534
                                                                                                   4,736,901
NET ASSET VALUE PER SHARE                                         $0.00             $13.57                               $13.57
OFFERING PRICE PER SHARE*                                         $0.00             $14.36  *                            $14.36 *
REDEMPTION PROCEEDS PER SHARE                                     $0.00             $13.57                               $13.57

CLASS C SHARES:
NET ASSETS                                                           $-        $11,557,128       $40,725,609 (b)    $52,282,737
SHARES OUTSTANDING                                                    0            857,794                   (b)      3,881,225
                                                                                                   3,023,431
NET ASSET VALUE PER SHARE                                         $0.00             $13.47                               $13.47
OFFERING PRICE PER SHARE                                          $0.00             $13.61 **                            $13.61 **
REDEMPTION PROCEEDS PER SHARE                                     $0.00             $13.34 ***                           $13.34 ***

CLASS K SHARES:
NET ASSETS                                                           $-                $95                $-                $95
SHARES OUTSTANDING                                                    0                  7                                    7
                                                                                                           -
NET ASSET VALUE PER SHARE                                         $0.00             $13.60                               $13.60
OFFERING PRICE PER SHARE                                          $0.00             $13.60                               $13.60
REDEMPTION PROCEEDS PER SHARE                                     $0.00             $13.60                               $13.60

SELECT SHARES:
NET ASSETS                                                            $                  $                   (b)              $
                                                             40,725,609                  -      (40,725,609)                  -
SHARES OUTSTANDING                                            3,111,836                  0                   (b)              0
                                                                                                 (3,111,836)
NET ASSET VALUE PER SHARE                                        $13.09              $0.00                                $0.00
OFFERING PRICE PER SHARE                                         $13.09              $0.00                                $0.00
REDEMPTION PROCEEDS PER SHARE                                    $13.09              $0.00                                $0.00


Investments, at identified cost                            $103,509,848       $122,283,614                $0       $225,793,462
Investments in affiliated issuers                          $103,793,686        $10,723,413                $0       $114,517,099

*Computation of offering price per share 100/94.50 of net asset value.
**Computation of redemption price per share 100/99 of net asset value.
***Computation of redemption price per share 100/99 of net asset value.


(a) MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8, 2006.  Prior to the reorganization, Federated MDT Balanced Fund had no investment operations.
Federated MDT Balanced Fund is the successor to MDT Balanced Fund.

(b)  Adjustment to reflect share balance as a result of the combination.


FEDERATED MODERATE ALLOCATION FUND
FEDERATED MDT BALANCED FUND (1)
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)




                                                                            FEDERATED     FEDERATED
                                                                             MODERATE        MDT
                                                                            ALLOCATION    BALANCED       PRO FORMA       PROFORMA
                                                                               FUND         FUND         ADJUSTMENT      COMBINED
INVESTMENT INCOME:
Dividends                                                                    $1,109,048     $867,491             $0      $1,976,539
Interest                                                                         38,224      956,499              0         994,723
Investment income allocated from affiliated partnerships                        638,767        7,971              0         646,738
TOTAL INVESTMENT INCOME:                                                      1,786,039    1,831,961              0       3,618,000
EXPENSES:
Investment advisory fee                                                         404,625      417,680              0         822,305
Administrative personnel and services fee                                       100,835      115,946      (129,916) (a)      86,865
Custodian fees                                                                    4,259       19,922          3,865 (b)      28,046
Transfer and dividend disbursing agent fees and expenses                         66,202      112,388          5,117 (c)     183,707
Directors'/Trustees' fees                                                         2,215        1,614              2 (d)       3,831
Audit fees                                                                       13,864       10,082       (13,864) (e)      10,082
Legal fees                                                                        5,376        4,537        (4,872) (f)       5,041
Portfolio accounting fees                                                        27,406       42,415       (19,975) (g)      49,846
Distribution services fee - Class A Shares                                            0       18,948         57,969 (h)      76,917
Distribution services fee - Class C Shares                                            0       34,989        200,778 (h)     235,767
Distribution services fee - Select Shares                                       162,371            0      (162,371) (h)           0
Shareholder services fee- Class A Shares                                              0       13,539         22,836 (i)      36,375
Shareholder services fee- Class C Shares                                              0        3,650         15,264 (i)      18,914
Shareholder services fee- Institutional Shares                                   74,658            0       (74,658) (i)           0
Shareholder services fee- Select Shares                                          59,637            0       (59,637) (i)           0
Share registration costs                                                         14,417       30,724        (4,471) (j)      40,670
Printing and postage                                                             17,683       18,702       (11,341) (k)      25,044
Insurance premiums                                                                2,958        4,607        (3,028) (l)       4,537
Miscellaneous                                                                     3,843        2,439        (3,409) (m)       2,873
     EXPENSES BEFORE ALLOCATION                                                 960,349      852,182      (181,709)       1,630,822
Expenses allocated from partnership                                              21,858           78              0          21,936
     TOTAL EXPENSES                                                             982,207      852,260      (181,709)       1,652,758
WAIVERS AND REIMBURSEMENTS--
   Waiver/Reimbursement of investment adviser fee                                                                   (n)           0
                                                                               (57,128)     (76,553)        133,681
   Waiver of administrative personnel and services fee                         (17,104)     (57,249)         71,063 (o)     (3,290)
   Waiver of distribution services fee - Select Shares                         (54,034)            0         54,034 (p)           0
   Reimbursement of shareholder services fee - Institutional Shares            (61,121)            0         61,121 (q)           0
   Reimbursement of transfer and dividend disbursing agent                            0      (8,286)              0         (8,286)
  Reimbursement of other operating expenses                                    (18,280)            0         18,280 (r)           0
TOTAL WAIVERS AND REIMBURSEMENTS                                              (207,667)    (142,088)        338,179        (11,576)
NET EXPENSES                                                                    774,540      710,172        156,470       1,641,182
     NET INVESTMENT INCOME                                                   $1,011,499   $1,121,789     ($156,470)      $1,976,818
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                              1,906,188    1,869,675              0       3,775,863
Net realized allocated from partnerships                                      6,625,630        3,965              0       6,629,595
Realized gain distributions from affiliated investment company shares           219,231            0              0         219,231
Net change in unrealized appreciation (depreciation) of investments           3,664,863    6,469,699              0      10,134,562
     Net realized and unrealized gain on investments                         12,415,912    8,343,339              0      20,759,251
          Change in net assets resulting from operations                    $13,427,411   $9,465,128     ($156,470)     $22,736,069


* MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8, 2006. Prior to the reorganization, Federated MDT Balanced Fund had no investment operations. Federated MDT Balanced Fund is the successor to MDT
Balanced Fund.

(See Notes to Pro Forma Financial Statements)




                       FEDERATED MODERATE ALLOCATION FUND
                          FEDERATED MDT BALANCED FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

FMAF, a series of Federated Managed Allocation Portfolios, is registered under the Investment Company Act of 1940, as amended (the "Act), as an open-end management investment company. The Fund consists of two classes of shares:
Institutional Shares and Select Shares.

FMDTBF, a series of Federated MDT Series, is registered under the Act as an open-end, management investment company. MDT Balanced Fund (the "Predecessor Fund") was reorganized into FMDTBF as of the close of business on December 8, 2006. Prior to the reorganization, FMDTBF had no investment operations. FMDTBF is the successor to the Predecessor Fund. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from August 1, 2006 to January 31, 2007. FMDTBF consists of four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. Class K Shares became effective December 11, 2006.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of FMAF and FMDTBF for the six months ended January 31, 2007. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2007.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of FMAF and FMDTBF which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of FMAF for Class A Shares and Class C Shares of FMDTBF. Under generally accepted accounting principles, FMDTBF will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the investment advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2007, FMAF and FMDTBF paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the reorganization will be borne by Federated Investors, Inc. and its affiliates.

NOTE 3. PORTFOLIO VALUATION

Market values of each Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


NOTE 4. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares and Class C Shares net asset value per share assumes the issuance of 4,736,901 Class A Shares and 3,023,431 Class C Shares, respectively, of FMDTBF in exchange for 4,905,077 Institutional Shares and 3,111,836 Select Shares of FMAF which would have been issued at July 31, 2006 in connection with the proposed reorganization.



NOTE 5. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, FMDTBF intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 6.  PROFORMA ADJUSTMENTS


(a) Federated Administrative Services (FAS), under the Administrative Services Agreement, provides FMDTBF with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Under a similar plan, FAS provides FMAF with certain administrative personnel and services necessary to operate the Fund. An adjustment to the combined administrative personnel and services fee reflects the fee structure of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(b) Adjustment to reflect custodian fees resulting from the combining of two portfolios into one.

(c) Adjustment to reflect transfer and dividend disbursing agent fees and expenses resulting from the combining of two portfolios into one.

(d) Adjustment to reflect directors'/trustees' fees resulting from the combining of two portfolios into one.

(e) Adjustment to reflect auditing fees resulting from the combining of two portfolios into one.

(f) Adjustment to reflect legal fees resulting from the combining of two portfolios into one.

(g) Adjustment to reflect portfolio accounting fees resulting from the combining of two portfolios into one.

(h) Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the Act, FMDTBF may incur distribution expenses of 0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor. Prior to the reorganization of the Fund on December 8, 2006, the Predecessor Fund of FMDTBF incurred distribution expenses of 0.25% and 1.00% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively. FSC may voluntarily choose to waive any portion of its fee. Under a similar plan, FMAF may incur distribution expenses up to 0.75% of the Select Shares average daily net assets. Adjustment is to reflect expense structure of FMDTBF on average daily net assets of Federated MDT Pro Forma Combined Fund.

(i) Effective December 11, 2006, under the terms of a Shareholder Services Agreement, FMDTBF may pay fees up to 0.25% of the average daily net assets of Fund's Class A and Class C shares to financial intermediaries or to Federated Shareholder Services Company (FSSC). Prior to the reorganization, the Predecessor Fund of FMDTBF did not incur a shareholder services fee. Under a similar plan, FMAF may pay fees up to 0.25% of the average daily net assets of Institutional Shares and Select Shares to financial intermediaries or to FSSC. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. Adjustment is to reflect expense structure of FMDTBF on average daily net assets of Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect share registration costs resulting from the combining of two portfolios into one.

(k) Adjustment to reflect share printing and postage resulting from the combining of two portfolios into one.

(l) Adjustment to reflect share insurance premiums resulting from the combining of two portfolios into one.

(m) Adjustment to reflect share miscellaneous expenses resulting from the combining of two portfolios into one.

(n) Under the investment advisory contract, Federated MDTA LLC (the "Adviser") is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, in order to limit the aggregate annual operating expenses (excluding interest, taxes and brokerage commissions) for FMDTBF's Class A Shares, Class C Shares and Institutional Shares to not more than 1.50%, 2.50% and 1.25%, respectively, of average daily net assets. The Adviser has agreed to keep these contractual limitations in place through December 8, 2008. The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of FMDTBF. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. An adjustment to the combined waiver of investment adviser fee reflects the fee structure of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(o) Effective July 15, 2006, FAS contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from FMDTBF under the Agreement. The level of fees payable by FMDTBF to FAS for the period will not exceed the level of fees which FMDTBF would have paid during the period to its pervious service provider under its previous administrative services agreement. This contractual commitment ended with the reorganization on December 8, 2006. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion. An adjustment to the combined waiver of administrative personnel and services fee reflects the fee structure of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(p) An adjustment to the combined waiver of distribution services fee reflects the fee structure of FMDTBF, which does not waive distribution services fee.

(q) An adjustment to the combined waiver and/or reimbursement of shareholder services fee reflects the fee structure of FMDTBF, which does not waive and/or reimburse shareholder services fee.

(r) An adjustment to the combined reimbursement of other operating expenses reflects the fee structure of FMDTBF, which does not reimburse other operating expenses.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Moderate Allocation Fund
(FMAF) and Federated MDT Balanced Fund (FMDTBF), for the period ended July 31, 2006. MDT Balanced Fund (the "Predecessor Fund") was reorganized into FMDTBF as of the close of business on December 8, 2006. Prior to the reorganization, FMDTBF had no investment operations. FMDTBF is the successor to the Predecessor Fund. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from August 1, 2005 to July 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at July 31, 2006.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of FMAF for Class A Shares and Class C Shares of FMDTBF. Under generally accepted accounting principles, FMDTBF will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED MODERATE
ALLOCATION FUND
FEDERATED MDT
BALANCED FUND (1)
PRO FORMA COMBINING PORTFOLIO
OF INVESTMENTS
JULY 31, 2006
(UNAUDITED)

FEDERATED  FEDERATED                                                                  FEDERATED   FEDERATED
 MODERATE     MDT        PRO                                                           MODERATE      MDT       PRO FORMA
            BALANCED    FORMA                                                                      BALANCED
ALLOCATION    FUND     COMBINED                                                       ALLOCATION     FUND      COMBINED
   FUND                                                                                  FUND

       SHARES                                                                           VALUE
 COMMON STOCKS -
24.7%
AEROSPACE & DEFENSE - 0.2%
    0        1,400      1,400   Honeywell International Inc.                              0          $54,180      $54,180
    0        5,100      5,100   Raytheon Company                                          0          229,857      229,857
    0        1,100      1,100   Rockwell Collins, Inc.                                    0           58,707       58,707
                                                                                          0          342,744      342,744
BEVERAGES - 0.2%
    0        6,900      6,900   Coca-Cola Co.                                             0          307,050      307,050
    0        1,600      1,600   Hansen Natural Corp.*                                     0           73,584       73,584
                                                                                          0          380,634      380,634

BIOTECHNOLOGY - 0.7%
    0        6,100      6,100   Celgene Corp.*                                            0          292,129      292,129
    0        1,400      1,400   Cephalon, Inc.*                                           0           92,036       92,036
    0        11,800    11,800   Genentech, Inc.*                                          0          953,676      953,676
                                                                                          0        1,337,841    1,337,841


BUILDING PRODUCTS - 0.0%
    0        1,900      1,900   American Standard Companies                               0           73,397       73,397
CAPITAL MARKETS - 1.9%
    0        2,900      2,900   Bear Stearns & Co., Inc.                                  0          411,423      411,423
    0        14,500    14,500   Lehman Brothers Holdings, Inc.                            0          941,775      941,775
    0        3,300      3,300   Merrill Lynch & Co., Inc.                                 0          240,306      240,306
    0        29,600    29,600   Morgan Stanley                                            0        1,968,400    1,968,400
    0        1,100      1,100   OptionsXpress Holdings, Inc.                              0           28,798       28,798
                                                                                          0        3,590,702    3,590,702

CHEMICALS - 0.0%
    0         300        300    Ashland, Inc.                                             0           19,953       19,953
    0         500        500    FMC Corp.                                                 0           30,845       30,845
    0         700        700    OM Group, Inc.*                                           0           24,584       24,584
                                                                                          0           75,382       75,382

COMMERCIAL BANKS - 0.5%
    0        5,600      5,600   Comerica Incorporated                                     0          327,880      327,880
    0         700        700    Huntington Bancshares Incorporated                        0           17,045       17,045
    0        1,100      1,100   M & T Bank Corp.                                          0          134,112      134,112
    0        7,700      7,700   National City Corporation                                 0          277,200      277,200
    0        1,300      1,300   SunTrust Banks, Inc.                                      0          102,531      102,531
    0        1,000      1,000   UnionBanCal Corporation                                   0           61,790       61,790
                                                                                          0          920,558      920,558

COMMERCIAL SERVICES & SUPPLIES - 0.3%
    0         700        700    Corporate Executive Board Co.                             0           65,800       65,800
    0         700        700    Dun & Bradstreet Corp.*                                   0           46,704       46,704
    0        1,200      1,200   Republic Services, Inc.                                   0           48,192       48,192
    0        4,100      4,100   Robert Half International Inc.                            0          132,676      132,676
    0        7,200      7,200   Waste Management, Inc.                                    0          247,536      247,536
                                                                                          0          540,908      540,908
COMMUNICATIONS EQUIPMENT - 0.7%
    0        1,400      1,400   Comverse Technology, Inc.*                                0           27,132       27,132
    0        37,700    37,700   QUALCOMM Incorporated                                     0        1,329,302    1,329,302
                                                                                          0        1,356,434    1,356,434

CONSTRUCTION MATERIALS - 0.1%
    0        1,300      1,300   Martin Marietta Materials                                 0          104,676      104,676
CONSUMER FINANCE - 0.1%
    0        2,300      2,300   AmeriCredit Corp.*                                        0           56,557       56,557
    0         600        600    CompuCredit Corp.*                                        0           19,602       19,602
    0        1,200      1,200   First Marblehead Corp.                                    0           54,960       54,960
    0        2,100      2,100   SLM Corporation                                           0          105,630      105,630
                                                                                          0          236,749      236,749

CONTAINERS & PACKAGING - 0.0%
    0         800        800    Temple-Inland Inc.                                        0           34,032       34,032
DIVERSIFIED CONSUMER SERVICES - 0.1%
    0        1,100      1,100   Apollo Group, Inc., Class A*                              0           52,052       52,052
    0         300        300    ITT Educational Services, Inc.*                           0           20,226       20,226
    0         700        700    Jackson Hewitt Tax Service, Inc.                          0           23,891       23,891
                                                                                          0           96,169       96,169

DIVERSIFIED FINANCIAL SERVICES - 0.5%
    0        12,500    12,500   CIT Group Inc.                                            0          573,875      573,875
    0         200        200    Chicago Mercantile Exchange Holdings, Inc.                0           92,240       92,240
    0        3,300      3,300   Moody's Corporation                                       0          181,104      181,104
                                                                                          0          847,219      847,219

ELECTRIC UTILITIES - 0.1%
    0        2,900      2,900   Allegheny Energy, Inc.*                                   0          119,045      119,045
    0        1,200      1,200   Edison International                                      0           49,656       49,656
                                                                                          0          168,701      168,701

ELECTRICAL EQUIPMENT - 0.1%
    0        1,100      1,100   Rockwell Automation, Inc.                                 0           68,178       68,178
    0         500        500    Roper Industries, Inc.                                    0           22,600       22,600
                                                                                          0           90,778       90,778

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
    0         700        700    Amphenol Corp., Class A                                   0           39,256       39,256
    0        2,500      2,500   Arrow Electronics, Inc.*                                  0           70,650       70,650
    0        3,600      3,600   Ingram Micor, Inc., Class A*                              0           63,468       63,468
    0         400        400    Rogers Corp.*                                             0           22,800       22,800
                                                                                          0          196,174      196,174

ENERGY EQUIPMENT & SERVICES - 2.2%
    0        8,500      8,500   Baker Hughes, Inc.                                        0          679,575      679,575
    0         800        800    Cameron International Corp.*                              0           40,328       40,328
    0        1,500      1,500   Diamond Offshore Drilling, Inc.                           0          118,395      118,395
    0        1,400      1,400   FMC Technologies, Inc.*                                   0           88,228       88,228
    0        2,200      2,200   Grant Prideco, Inc.*                                      0          100,122      100,122
    0        14,700    14,700   Hess Corp.                                                0          777,630      777,630
    0        3,600      3,600   National-Oilwell, Inc.*                                   0          241,344      241,344
    0         900        900    Oceaneering International, Inc.*                          0           39,348       39,348
    0        29,100    29,100   Schlumberger Ltd.                                         0        1,945,335    1,945,335
    0         800        800    Superior Energy Services, Inc.*                           0           27,400       27,400
    0         400        400    Veritas DGC, Inc.*                                        0           22,908       22,908
                                                                                          0        4,080,613    4,080,613
FOOD & STAPLES RETAILING - 0.0%
    0         900        900    Longs Drug Stores Corp.                                   0           37,008       37,008
FOOD PRODUCTS - 0.3%
    0        1,000      1,000   Dean Foods Co.*                                           0           37,530       37,530
    0        3,800      3,800   General Mills, Inc.                                       0          197,220      197,220
    0        2,200      2,200   Hershey Foods Corp.                                       0          120,934      120,934
    0        2,100      2,100   Kellogg Co.                                               0          101,157      101,157
                                                                                          0          456,841      456,841

HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
    0         600        600    Hologic, Inc.*                                            0           26,946       26,946
    0         200        200    IDEXX Laboratories, Inc.*                                 0           17,700       17,700
    0         500        500    Intuitive Surgical, Inc.*                                 0           47,600       47,600
    0        8,800      8,800   Medtronic, Inc.                                           0          444,576      444,576
                                                                                          0          536,822      536,822

HEALTH CARE PROVIDERS & SERVICES - 0.4%
    0         800        800    CIGNA Corp.                                               0           73,000       73,000
    0        4,100      4,100   Cardinal Health, Inc.                                     0          274,700      274,700
    0        2,300      2,300   Caremark Rx, Inc.                                         0          121,440      121,440
    0         600        600    Express Scripts, Inc., Class A*                           0           46,218       46,218
    0         400        400    LCA Vision, Inc.                                          0           17,260       17,260
    0        1,900      1,900   Laboratory Corporation of America Holdings*               0          122,398      122,398
    0         700        700    Lincare Holdings, Inc.*                                   0           24,367       24,367
    0         900        900    Quest Diagnostic, Inc.                                    0           54,108       54,108
    0         500        500    Universal Health Services, Inc., Class B                  0           28,000       28,000
    0         500        500    WellPoint, Inc.*                                          0           37,250       37,250
                                                                                          0          798,741      798,741

HEALTH CARE TECHNOLOGY - 0.0%
    0        3,400      3,400   Emdeon Corp.*                                             0           40,902       40,902
    0        1,500      1,500   IMS Health, Inc.                                          0           41,160       41,160
                                                                                          0           82,062       82,062

HOTELS RESTAURANTS & LEISURE - 0.8%
    0        4,000      4,000   International Game Technology                             0          154,640      154,640
    0        9,200      9,200   Las Vegas Sand Corp.*                                     0          570,676      570,676
    0        20,100    20,100   Starbucks Corp.*                                          0          688,626      688,626
    0        2,700      2,700   Yum! Brands, Inc.                                         0          121,500      121,500
                                                                                          0        1,535,442    1,535,442

HOUSEHOLD DURABLES - 0.3%
    0        2,400      2,400   Beazer Homes USA, Inc.                                    0          100,056      100,056
    0        3,800      3,800   Centex Corporation                                        0          179,778      179,778
    0        2,200      2,200   KB HOME                                                   0           93,544       93,544
    0         600        600    Meritage Corp.*                                           0           23,262       23,262
    0        1,500      1,500   Pulte Homes, Inc.                                         0           42,750       42,750
    0        1,100      1,100   The Ryland Group, Inc.                                    0           44,935       44,935
    0        1,400      1,400   Standard-Pacific Corp.                                    0           31,262       31,262
    0        1,100      1,100   Toll Brothers, Inc.*                                      0           28,127       28,127
    0        1,100      1,100   WCI Communities, Inc.*                                    0           17,281       17,281
                                                                                          0          560,995      560,995

HOUSEHOLD PRODUCTS - 0.2%
    0        5,000      5,000   Kimberly-Clark Corp.                                      0          305,250      305,250
INDEPENDENT POWER PRODUCERS - 0.0%
    0        4,400      4,400   Reliant Resources, Inc.*                                  0           55,352       55,352
INDUSTRIAL CONGLOMERATES - 0.5%
    0        30,700    30,700   General Electric Co.                                      0        1,003,583    1,003,583
INSURANCE - 3.9%
    0        25,950    25,950   The Allstate Corporation                                  0        1,474,479    1,474,479
    0        3,300      3,300   AMBAC Financial Group, Inc.                               0          274,263      274,263
    0        2,100      2,100   American Financial Group, Inc.                            0           88,431       88,431
    0        11,400    11,400   American International Group, Inc.                        0          691,638      691,638
    0        4,200      4,200   Assurant, Inc.                                            0          202,314      202,314
    0        5,400      5,400   Berkley, W.R. Corp.                                       0          194,400      194,400
    0         300        300    CNA Financial Corp.*                                      0           10,185       10,185
    0        7,800      7,800   The Chubb Corporation                                     0          393,276      393,276
    0        1,800      1,800   Commerce Group, Inc.                                      0           54,378       54,378
    0        1,300      1,300   Hanover Insurance Group, Inc.*                            0           60,164       60,164
    0        9,100      9,100   Hartford Financial Services Group, Inc.                   0          772,044      772,044
    0         500        500    LandAmerica Financial Group, Inc.                         0           31,915       31,915
    0        4,000      4,000   MBIA Insurance Corp.                                      0          235,240      235,240
    0        25,200    25,200   Metlife, Inc.                                             0        1,310,400    1,310,400
    0        1,400      1,400   Nationwide Financial Services, Inc. - Class A             0           63,112       63,112
    0        1,200      1,200   Philadelphia Consolidated Holding Corp.*                  0           40,644       40,644
    0        1,800      1,800   Protective Life Corporation                               0           83,358       83,358
    0        2,800      2,800   Radian Group, Inc.                                        0          172,284      172,284
    0        1,600      1,600   Reinsurance Group of America, Incorporated                0           79,312       79,312
    0        4,000      4,000   SAFECO Corporation                                        0          214,880      214,880
    0         700        700    Selective Insurance Group, Inc.                           0           35,700       35,700
    0         900        900    StanCorp Financial Group, Inc.                            0           38,781       38,781
    0        16,900    16,900   The St. Paul Travelers Companies, Inc.                    0          774,020      774,020
    0         400        400    Torchmark Corporation                                     0           24,188       24,188
    0         500        500    Unitrin, Inc.                                             0           20,000       20,000
                                                                                          0        7,339,406    7,339,406

INTERNET & CATALOG RETAIL - 0.0%
    0         700        700    Priceline.com, Inc.*                                      0           18,816       18,816
IT SERVICES - 0.2%
    0        2,500      2,500   Cognizant Technology Solutions Corp.*                     0          163,725      163,725
    0        1,600      1,600   Computer Sciences Corp.*                                  0           83,824       83,824
    0         900        900    DST Systems, Inc.*                                        0           50,679       50,679
    0        1,800      1,800   Fiserv, Inc.*                                             0           78,588       78,588
    0         600        600    Global Payments, Inc.                                     0           25,524       25,524
                                                                                          0          402,340      402,340

LEISURE EQUIPMENT & PRODUCTS - 0.0%
    0        1,500      1,500   Brunswick Corp.                                           0           44,355       44,355
MACHINERY - 0.4%
    0         600        600    Bucyrus International, Inc.                               0           29,226       29,226
    0        1,500      1,500   Danaher Corp.                                             0           97,800       97,800
    0        3,700      3,700   Deere & Company                                           0          268,509      268,509
    0         800        800    Dover Corp.                                               0           37,712       37,712
    0         800        800    Gardner Denver, Inc.*                                     0           27,720       27,720
    0        1,000      1,000   Ingersoll-Rand Co., Class A                               0           35,800       35,800
    0        2,800      2,800   Joy Global, Inc.                                          0          105,056      105,056
    0         700        700    SPX Corp.                                                 0           38,255       38,255
    0        2,300      2,300   Timken Co.                                                0           74,060       74,060
                                                                                          0          714,138      714,138

MARINE - 0.0%
    0         700        700    American Commercial Lines, Inc.*                          0           38,465       38,465
MEDIA - 1.1%
    0        5,700      5,700   Clear Channel Communications, Inc.                        0          165,015      165,015
    0        13,900    13,900   Comcast Corp., Class A*                                   0          477,882      477,882
    0        2,600      2,600   Discovery Holding Co., Class A*                           0           34,632       34,632
    0        4,600      4,600   McGraw-Hill Cos., Inc.                                    0          258,980      258,980
    0        39,800    39,800   News Corp., Inc.                                          0          765,752      765,752
    0        2,300      2,300   Omnicom Group, Inc.                                       0          203,573      203,573
    0        9,500      9,500   Time Warner, Inc.                                         0          156,750      156,750
                                                                                          0        2,062,584    2,062,584

METALS & MINING - 0.3%
    0         500        500    Commercial Metals Company                                 0           11,345       11,345
    0        1,800      1,800   Phelps Doge Corp.                                         0          157,212      157,212
    0         600        600    Schnitzer Steel Industries, Inc. - Class A                0           20,340       20,340
    0        3,900      3,900   United States Steel Corporation                           0          245,973      245,973
    0        1,900      1,900   Worthington Industries, Inc.                              0           38,798       38,798
                                                                                          0          473,668      473,668
MULTILINE RETAIL - 0.2%
    0        4,700      4,700   Dollar Tree Stores, Inc.*                                 0           63,074       63,074
    0        4,400      4,400   Target Corp.                                              0          202,048      202,048
                                                                                          0          265,122      265,122

MULTI-UTILITIES & UNREGULATED POWER - 0.1%
    0        3,800      3,800   PG&E Corp.                                                0          158,384      158,384
OIL & GAS - 2.3%
    0        22,500    22,500   Anadarko Petroleum Corporation                            0        1,029,150    1,029,150
    0        2,900      2,900   Apache Corporation                                        0          204,363      204,363
    0        30,400    30,400   ChevronTexaco Corporation                                 0        1,999,712    1,999,712
    0        10,000    10,000   Devon Energy Corp.                                        0          646,400      646,400
    0         700        700    General Maritime Corp.                                    0           25,410       25,410
    0         500        500    Marathon Oil Corp.                                        0           45,320       45,320
    0        1,600      1,600   OMI Corporation                                           0           35,296       35,296
    0         800        800    Overseas Shipholding Group, Inc.                          0           51,512       51,512
    0        2,000      2,000   Pogo Producing Company                                    0           88,540       88,540
    0         600        600    Swift Energy Company*                                     0           28,800       28,800
    0        1,400      1,400   Tesoro Petroleum Corp.                                    0          104,720      104,720
                                                                                          0        4,259,223    4,259,223

PAPER & FOREST PRODUCTS - 0.0%
    0        2,900      2,900   Louisiana-Pacific Corporation                             0           58,000       58,000
PHARMACEUTICALS - 0.1%
    0        3,400      3,400   Forest Laboratories, Inc., Class A*                       0          157,454      157,454
    0        4,300      4,300   Schering Plough Corp.                                     0           87,892       87,892
                                                                                          0          245,346      245,346

REAL ESTATE INVESTMENT TRUSTS - 2.5%
    0        3,000      3,000   Alexandria Real Estate Equities, Inc.                     0          283,260      283,260
    0        5,750      5,750   Archstone-Smith Trust                                     0          301,703      301,703
    0        2,700      2,700   Avalonbay Communities, Inc.                               0          315,684      315,684
    0        3,650      3,650   Boston Properties, Inc.                                   0          358,430      358,430
    0        4,950      4,950   Developers Diversified Realty Corporation                 0          261,261      261,261
    0        6,100      6,100   Equity Residential Properties Trust                       0          283,711      283,711
    0        6,100      6,100   General Growth Properties, Inc.                           0          278,404      278,404
    0        3,500      3,500   Health Care Property Investors, Inc.                      0           95,970       95,970
    0        2,800      2,800   Hospitality Properties Trust                              0          121,996      121,996
    0        7,200      7,200   Kimco Realty Corporation                                  0          282,528      282,528
    0        4,100      4,100   Plum Creek Timber Company, Inc.                           0          139,646      139,646
    0        3,000      3,000   Post Properties, Inc.                                     0          144,030      144,030
    0        6,400      6,400   ProLogis                                                  0          354,240      354,240
    0        3,000      3,000   Public Storage, Inc.                                      0          240,870      240,870
    0        8,500      8,500   Reckson Associates Realty Corp.                           0          378,505      378,505
    0        3,000      3,000   Simon Property Group, Inc.                                0          256,590      256,590
    0        7,000      7,000   Tanger Factory Outlet Centers, Inc.                       0          230,300      230,300
    0        3,650      3,650   Vornado Realty Trust                                      0          381,607      381,607
                                                                                          0        4,708,735    4,708,735

ROAD & RAIL - 0.1%
    0         400        400    AMERCO*                                                   0           35,280       35,280
    0         500        500    Arkansas Best Corporation                                 0           22,215       22,215
    0        1,100      1,100   CSX Corp.                                                 0           66,748       66,748
    0        1,800      1,800   Swift Transportation Co., Inc.*                           0           48,150       48,150
    0         500        500    Union Pacific Corp.                                       0           42,500       42,500
                                                                                          0          214,893      214,893

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 0.9%
    0        6,500      6,500   Altera Corporation*                                       0          112,515      112,515
    0        3,200      3,200   Analog Devices, Inc.                                      0          103,456      103,456
    0         700        700    Atheros Communications, Inc.*                             0           11,564       11,564
    0        7,500      7,500   Linear Technology Corporation                             0          242,625      242,625
    0        12,400    12,400   Marvell Technology Group Ltd.*                            0          230,020      230,020
    0        7,500      7,500   Maxim Integrated Products, Inc.*                          0          220,350      220,350
    0        1,700      1,700   Novellus Systems, Inc.*                                   0           43,027       43,027
    0        20,600    20,600   Texas Instruments, Inc.                                   0          613,468      613,468
                                                                                          0        1,577,025    1,577,025

SOFTWARE - 1.1%
    0        1,500      1,500   Informatica Corp.*                                        0           20,955       20,955
    0        80,100    80,100   Microsoft Corp.                                           0        1,924,803    1,924,803
    0        2,400      2,400   Red Hat, Inc.*                                            0           56,832       56,832
                                                                                          0        2,002,590    2,002,590
SPECIALTY RETAIL - 0.2%
    0         500        500    The Children's Place Retail Stores, Inc.*                 0           27,910       27,910
    0        10,600    10,600   The Gap, Inc.                                             0          183,910      183,910
    0        1,100      1,100   Guess?, Inc.*                                             0           46,860       46,860
    0        1,200      1,200   Pacific Sunwear of California*                            0           20,016       20,016
    0        1,050      1,050   Select Comfort Corporation*                               0           21,158       21,158
    0         800        800    Talbots, Inc.                                             0           16,504       16,504
    0         700        700    Tiffany & Co.                                             0           22,113       22,113
    0         800        800    Zale Corp.*                                               0           20,488       20,488
                                                                                          0          358,959      358,959

TEXTILES, APPAREL & LUXURY GOODS - 0.2 %
    0        8,100      8,100   Coach, Inc.*                                              0          232,551      232,551
    0         600        600    Under Armour, Inc., Class A*                              0           24,090       24,090
                                                                                          0          256,641      256,641

THRIFS & MORTGAGE FINANCE - 0.3 %
    0        1,400      1,400   Corus Bankshares, Inc.                                    0           32,326       32,326
    0         800        800    Downey Financial Corp.                                    0           53,080       53,080
    0         800        800    FirstFed Financial Corp.*                                 0           45,160       45,160
    0        1,800      1,800   Fremont General Corp.                                     0           31,950       31,950
    0        3,100      3,100   MGIC Investment Corporation                               0          176,421      176,421
    0        2,900      2,900   The PMI Group, Inc.                                       0          123,134      123,134
                                                                                          0          462,071      462,071

TOBACCO - 0.2%
    0        9,000      9,000   Loews Corp.                                               0          333,540      333,540
TRADING COMPANIES & DISTRIBUTORS - 0.0%
    0         900        900    Applied Industrial Technologies, Inc.                     0           20,988       20,988
    0        1,000      1,000   WESCO International, Inc.*                                0           58,250       58,250
                                                                                          0           79,238       79,238
                                TOTAL COMMON STOCKS (COST $42,392,816)                    0       45,919,346   45,919,346
ADJUSTABLE RATE MORTGAGES - 0.1%
    $0      $166,334  $166,334  Federal Home Loan Mortgage Corp. ARM 420173, 30
                                Year, 5.75%, 4/1/2030
                                (Identified Cost $168,791)                                0          168,727      168,727
ASSET-BACKED SECURITIES - 1.7%
    0      1,000,000  1,000,000 American Home Mortgage Investment Trust 2004-3,           0          968,937      968,937
                                Class 6A4, 5.01%, 10/25/2034
    0        62,546    62,546   CS First Boston Mortgage Securities Corp. 2002-HE4,       0           62,088       62,088
                                Class AF, 5.51%, 8/25/2032
    0       698,711    698,711  Community Program Loan Trust 1987-A, Class A4,            0          684,879      684,879
                                4.50%, 10/1/2018
    0       452,714    452,714  MMCA Automobile Trust 2002-2, Class C, 5.55%,             0          448,825      448,825
                                3/15/2010
    0       500,000    500,000  Nissan Auto Receivables Owner Trust 2004-C, Class         0          500,607      500,607
                                A4, 5.408%, 3/15/2010
    0       500,000    500,000  People's Choice Home Loan Securities Trust 2004-1,        0          481,865      481,865
                                Class B1, 5.00%, 6/25/2034
                                TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST            0        3,147,201    3,147,201
                                $3,177,096)
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.8%
    0       438,578    438,578  Banc of America Commercial Mortgage 2000-2, Class         0          449,757      449,757
                                A1, 7.02%, 9/15/2032
    0        85,338    85,338   Banc of America Funding Corp. 2003-1, Class A1,           0           84,074       84,074
                                6.00%, 5/20/2033
    0       482,690    482,690  Bear Stearns Asset Backed Securities, Inc. 2005-AC6,      0          361,143      361,143
                                Class 21PO, 0.00%, 9/25/2020
    0        6,315      6,315   Bear Stearns Mortgage Securities, Inc. 1997-6, Class      0            6,204        6,204
                                1A, 6.66%, 3/25/2031
    0       544,180    544,180  CS First Boston Mortgage Securities Corp. 2003-17,        0          397,972      397,972
                                Class DB4, 5.38%, 6/25/2033
    0       340,174    340,174  Chase Mortgage Finance Corp. 2003-S1, Class 1A1,          0          330,916      330,916
                                5.25%, 2/25/2018
    0      1,000,000  1,000,000 Citicorp Mortgage Securities, Inc. 2003-11, Class         0          962,265      962,265
                                1A4, 5.25%, 12/25/2033
    0       200,000    200,000  Countrywide Alternative Loan Trust 2005-28CB, Class       0          187,983      187,983
                                1A4, 5.50%, 8/25/2035
    0        18,858    18,858   Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.00%      0           18,858       18,858
                                7/15/2022
    0        37,436    37,436   Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.00%      0           37,436       37,436
                                9/15/2022
    0        46,572    46,572   Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%      0           47,854       47,854
                                10/15/2013
    0       750,000    750,000  Federal Home Loan Mortgage Corp. REMIC 1686 PJ,           0          731,411      731,411
                                5.00% 2/15/2024
    0       112,696    112,696  Federal Home Loan Mortgage Corp. REMIC 2003-79 NM,        0          106,335      106,335
                                4.00% 5/25/2022
    0       115,361    115,361  Federal Home Loan Mortgage Corp. REMIC 2366 VG,           0          115,540      115,540
                                6.00% 6/15/2011
    0       531,253    531,253  Federal Home Loan Mortgage Corp. REMIC 2410 OE,           0          530,785      530,785
                                6.38% 2/15/2032
    0        75,000    75,000   Federal Home Loan Mortgage Corp. REMIC 2497 JH,           0           74,631       74,631
                                6.00% 9/15/2032
    0       125,000    125,000  Federal Home Loan Mortgage Corp. REMIC 2626 NA,           0          123,164      123,164
                                5.00% 6/15/2023
    0       573,891    573,891  Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%      0          507,093      507,093
                                4/15/2032
    0       237,327    237,327  Federal Home Loan Mortgage Corp. REMIC 2648 TS,           0          171,160      171,160
                                5.06% 7/15/2033
    0       500,000    500,000  Federal Home Loan Mortgage Corp. REMIC 2663 LN,           0          494,227      494,227
                                4.50% 1/15/2022
    0       150,000    150,000  Federal Home Loan Mortgage Corp. REMIC 2672 NB,           0          138,329      138,329
                                4.00% 5/15/2016
    0       164,195    164,195  Federal Home Loan Mortgage Corp. REMIC 2676 JA,           0          163,204      163,204
                                4.00% 5/15/2016
    0       153,084    153,084  Federal Home Loan Mortgage Corp. REMIC 2756 NA,           0          145,775      145,775
                                5.00% 2/15/2024
    0       370,502    370,502  Federal National Mortgage Association REMIC 1990-28       0          400,733      400,733
                                X, 9.00%, 3/25/2020
    0       119,105    119,105  Federal National Mortgage Association REMIC 1992-188      0          124,089      124,089
                                PZ, 7.50%, 10/25/2022
    0        92,856    92,856   Federal National Mortgage Association REMIC 1993-113      0          102,389      102,389
                                SB, 9.75%, 7/25/2023
    0       745,905    745,905  Federal National Mortgage Association REMIC 1997-81       0          762,577      762,577
                                PD, 6.35%, 12/18/2027
    0        21,619    21,619   Federal National Mortgage Association REMIC 2001-37       0           22,484       22,484
                                GA, 8.00%, 7/25/2016
    0       440,406    440,406  Federal National Mortgage Association REMIC 2002-1        0          448,823      448,823
                                HC, 6.50%, 2/25/2022
    0       301,369    301,369  Federal National Mortgage Association REMIC 2002-22       0          307,089      307,089
                                G, 6.50%, 4/25/2032
    0       325,033    325,033  Federal National Mortgage Association REMIC 2003-28       0          299,839      299,839
                                GA, 4.00%, 10/25/2032
    0       150,000    150,000  Federal National Mortgage Association REMIC 2003-32       0          141,896      141,896
                                KC, 5.00%, 5/25/2018
    0        23,137    23,137   Federal National Mortgage Association REMIC 2003-35       0           21,077       21,077
                                UC, 3.75%, 5/25/2033
    0       922,562    922,562  Federal National Mortgage Association REMIC 2003-42       0          827,810      827,810
                                CA, 4.00%, 5/25/2033
    0       417,682    417,682  Federal National Mortgage Association REMIC 2003-49       0          370,840      370,840
                                JE, 3.00%, 4/25/2033
    0       318,623    318,623  Federal National Mortgage Association REMIC 2003-66       0          289,962      289,962
                                MB, 3.50%, 5/25/2023
    0       867,706    867,706  Federal National Mortgage Association REMIC 2004-2        0          798,525      798,525
                                JA, 5.00%, 2/25/2024
    0       188,881    188,881  Federal National Mortgage Association REMIC G92-44        0          200,319      200,319
                                ZQ, 8.00%, 7/25/2022
    0       279,535    279,535  Government National Mortgage Association REMIC 1996-      0          291,431      291,431
                                10 PD, 7.50%, 6/20/2026
    0        24,940    24,940   Government National Mortgage Association REMIC 1999-      0           25,428       25,428
                                29 PB, 7.25%, 7/16/2028
    0        68,035    68,035   Government National Mortgage Association REMIC 2002-      0           68,131       68,131
                                17 B, 6.00%, 3/20/2032
    0       497,046    497,046  Government National Mortgage Association REMIC 2003-      0          429,520      429,520
                                67 ZA, 5.00%, 8/20/2033
    0       194,465    194,465  Indymac Home Equity Loan Asset-Backed Trust 2004-C,       0          195,114      195,114
                                Class 1A1, 5.70%, 3/25/2035
    0       705,857    705,857  MASTR Asset Securitization Trust 2003-6, Class 9A1,       0          684,406      684,406
                                4.25%, 7/25/2033
    0       335,807    335,807  Structured Asset Securities Corp. 2003-212A2, Class       0          319,330      319,330
                                2A2, 5.25, 8/25/2033
    0       472,422    472,422  Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%,          0          482,605      482,605
                                9/15/2024
    0      1,000,000  1,000,000 Washington Mutual 2003-AR9, Class 1A6, 4.05%,             0          970,908      970,908
                                9/25/2033
    0       100,000    100,000  Washington Mutual Bank, 7.50%, 8/15/2006                  0          100,064      100,064
    0       656,492    656,492  Wells Fargo Mortgage backed Securities Trust 2004-8,      0          632,720      632,720
                                Class A6, 5.00%, 8/25/2019
    0      1,000,000  1,000,000 Wells Fargo Mortgage backed Securities Trust 2005-3,      0          929,129      929,129
                                Class A14, 5.50%, 5/25/2035
                                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                 0       16,433,354   16,433,354
                                (IDENTIFIED COST $16,828,594)
CORPORATE NOTES & BONDS - 1.2%
COMMUNICATIONS - TELECOM WIRELESS - 0.2%
    0       400,000    400,000  GTE North, Inc., Deb., Series D, 6.90%, 11/1/2008         0          407,859      407,859

CONSUMER CYCLICAL - AUTOMOTIVE - 0.2%
    0       300,000    300,000  General Motors Acceptance Corporation Notes 6.125%,       0          298,346      298,346
                                02/01/2007

CONSUMER NON-CYCLICAL - SUPERMARKETS - 0.1%
    0       250,000    250,000  Safeway, Inc. Notes 4.800%, 07/16/2007                    0          248,071      248,071

FINANCIAL INSTITUTIONS - BANKING - 0.1%
    0       200,000    200,000  CIT Group, Inc., Unsecd. Note, 2.875%, 9/29/2006          0          199,207      199,207
FINANCIAL INSTITUTIONS - BROKERAGE - 0.2%
    0       400,000    400,000  Merrill Lynch & Co., Inc., Sr. Unsub., Series CORE,       0          399,480      399,480
                                5.898%, 1/31/2008

FINANCIAL INSTITUTIONS - FINANCE NONCAPTIVE - 0.4%
    0       380,000    380,000  International Lease Finance Corp., Note, 5.75%,           0          379,968      379,968
                                10/15/2006
    0       300,000    300,000  SLM Corporation Notes 3.950%, 08/15/2008                  0          290,996      290,996
                                                                                          0          670,964      670,964
                                TOTAL CORPORATE NOTES & BONDS (IDENTIFIED COST            0        2,223,927    2,223,927
                                $2,258,512)
GOVERNMENT AGENCIES - 2.7%
    0      1,000,000  1,000,000 Federal Home Loan Bank System, Bond, 3.50%, 9/8/2006      0          997,821      997,821
    0      1,000,000  1,000,000 Federal Home Loan Mortgage Corp., 5.25%, 7/18/2011        0          999,656      999,656
    0      1,000,000  1,000,000 Federal Home Loan Mortgage Corp., Unsecd. Note,           0          960,200      960,200
                                4.125%, 7/12/2010
    0      2,000,000  2,000,000 Federal National Mortgage Association, Note, 5.25%,       0        2,002,384    2,002,384
                                1/15/2009
                                TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST                0        4,960,061    4,960,061
                                $4,983,096)
MORTGAGE-BACKED SECURITIES - 0.4%
    0       252,500    252,500  Federal Home Loan Mortgage Corp., Pool E01538,            0          245,762      245,762
                                5.00%, 12/1/2018
    0        31,714    31,714   Federal National Mortgage Association, Pool 408761        0           32,433       32,433
                                7.00%, 12/1/2012
    0        13,263    13,263   Federal National Mortgage Association, Pool 512255,       0           13,664       13,664
                                7.50%, 9/1/2014
    0        44,159    44,159   Federal National Mortgage Association, Pool 609554,       0           45,496       45,496
                                7.50%, 10/1/2016
    0       363,324    363,324  Federal National Mortgage Association, Pool 754886,       0          348,121      348,121
                                4.50%, 9/1/2018
                                TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST         0          685,476      685,476
                                $705,252)
EXCHANGE TRADED FUNDS - 1.9%
    0        54,950    54,950   iShares MSCI EAFE Index Fund (Identified Cost             0        3,622,304    3,622,304
                                $1,945,943)
MUTUAL FUND - 57.0%
5,083,710      0      5,083,710 (2) Capital Appreciation Core Fund                    63,408,270           0   63,408,270
  1,570        0        1,570   (2) Emerging Markets Fixed Income Core Fund             30,314             0       30,314
 730,120       0       730,120  (2) Federated Intermediate Corporate Bond Fund        7,169,778            0    7,169,778
 126,967       0       126,967  (2) Federated International Bond Fund, Class A        1,378,864            0    1,378,864
                                Shares
 484,563       0       484,563  (2) Federated International Capital Appreciation      5,616,089            0    5,616,089
                                Fund, Class A Shares
1,239,957      0      1,239,957 (2) Federated Mortgage Core Portfolio                 12,077,176           0   12,077,176
 545,753       0       545,753  (2) Federated U.S. Government Bond Fund               5,932,335            0    5,932,335
 590,324       0       590,324  (2) Federated U.S. Government Securities Fund, 2-5    6,369,597            0    6,369,597
                                Years, Institutional Shares
 276,686       0       276,686  (2) High Yield Bond Portfolio                         1,837,196            0    1,837,196
    0      2,288,104  2,288,104 SSgA Prime Money Market Fund (At Net Asset Value)               0  2,288,104    2,288,104
                                TOTAL MUTUAL FUNDS (IDENTIFIED COST $98,643,697)      103,819,619  2,288,104  106,107,723
REPURCHASE AGREEMENT - 1.4%
     $          $         $     Bank of America N.A., 5.29%, dated 7/31/2006, with a    2,627,000          0    2,627,000
2,627,000      -      2,627,000 maturity of 8/1/2006 (at Amortized Cost)
                                TOTAL INVESTMENTS (IDENTIFIED COST $173,730,797) -    106,446,619 79,448,500  185,895,119
                                99.9%
                                OTHER ASSETS AND LIABILITIES - 0.1%                                  170,965      245,516
                                                                                           74,551
                                TOTAL NET ASSETS - 100%                                         $ $79,619,465 $186,140,635
                                                                                      106,521,170



Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

* Non Income Producing

(1) MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8, 2006. Prior to the reorganization, Federated MDT Balanced Fund had no investment operations.

(2) All or a portion of this security will be sold as a result of the reorganization.

FEDERATED MODERATE ALLOCATION FUND
FEDERATED MDT BALANCED FUND (1)
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JULY 31, 2006 (UNAUDITED)


                                                             FEDERATED         FEDERATED
                                                             MODERATE             MDT
                                                            ALLOCATION          BALANCED          PRO FORMA         PROFORMA
                                                               FUND               FUND           ADJUSTMENT         COMBINED
ASSETS:
Investments in securities, at value                         $106,446,619        $79,448,500                $0      $185,895,119
Cash                                                                 835             26,063                 0            26,898
Income receivable                                                157,576            194,901                 0           352,477
Receivable for investments sold                                        0          3,925,155                 0         3,925,155
Receivable for shares sold                                         3,011            103,837                 0           106,848
     Total assets                                                                                           0       190,306,497
                                                             106,608,041         83,698,456
LIABILITIES:
Payable for investments purchased                                      0          3,953,075                 0         3,953,075
Payable for shares redeemed                                            0             25,000                 0            25,000
Payable for investment adviser fee                                     0             23,284                 0            23,284
Payable for Directors'/Trustees' fees                                 70             10,178                 0            10,248
Payable for distribution services fees                            18,260              3,025                 0            21,285
Payable for shareholder services fees                             13,585                  0                 0            13,585
Accrued expenses                                                  54,956             64,429                 0           119,385
     Total liabilities                                            86,871          4,078,991                 0         4,165,862
NET ASSETS                                                  $106,521,170        $79,619,465                $0      $186,140,635
NET ASSETS CONSIST OF:
Paid-in capital                                              $99,135,745        $68,844,460                $0       167,980,205
Net unrealized appreciation of investments                     7,464,026          4,700,296                 0        12,164,322
Accumulated net realized gain (loss) on investments            (354,537)          5,379,478                 0         5,024,941
Undistributed net investment income                                                                         0           971,167
                                                                 275,936            695,231
     Total Net Assets                                       $106,521,170        $79,619,465                $0      $186,140,635
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE

INSTITUTIONAL SHARES:
NET ASSETS                                                   $62,930,696        $73,747,134                   (b)   $73,747,134
                                                                                                $(62,930,696)
SHARES OUTSTANDING                                             5,066,798          5,573,783                   (b)     5,573,783
                                                                                                  (5,066,798)
NET ASSET VALUE PER SHARE                                         $12.42             $13.23                              $13.23
OFFERING PRICE PER SHARE                                          $12.42             $13.23                              $13.23
REDEMPTION PROCEEDS PER SHARE                                     $12.42             $13.23                              $13.23

CLASS A SHARES:
NET ASSETS                                                            $-         $1,962,276       $62,930,696 (b)   $64,892,972
SHARES OUTSTANDING                                                     0            148,492                   (b)     4,912,360
                                                                                                    4,763,868
NET ASSET VALUE PER SHARE                                          $0.00             $13.21                              $13.21
OFFERING PRICE PER SHARE*                                          $0.00             $13.98  *                           $13.98 *
REDEMPTION PROCEEDS PER SHARE                                      $0.00             $13.21                              $13.21

CLASS C SHARES:
NET ASSETS                                                            $-         $3,910,055       $43,590,474 (b)   $47,500,529
SHARES OUTSTANDING                                                     0            297,817                   (b)     3,617,731
                                                                                                    3,319,914
NET ASSET VALUE PER SHARE                                          $0.00             $13.13                              $13.13
OFFERING PRICE PER SHARE                                           $0.00             $13.13                              $13.13
REDEMPTION PROCEEDS PER SHARE                                      $0.00             $13.00 **                           $13.00 **

SELECT SHARES:
NET ASSETS                                                   $43,590,474                 $-                   (b)            $-
                                                                                                 (43,590,474)
SHARES OUTSTANDING                                             3,514,267                  0                   (b)             0
                                                                                                  (3,514,267)
NET ASSET VALUE PER SHARE                                         $12.40              $0.00                               $0.00
OFFERING PRICE PER SHARE                                          $12.40              $0.00                               $0.00
REDEMPTION PROCEEDS PER SHARE                                     $12.40              $0.00                               $0.00


Investments, at identified cost                              $98,982,593        $74,748,204                $0      $173,730,797
Investments in affiliated issuers                           $103,819,619                 $0                $0      $103,819,619

*Computation of offering price per share 100/94.50 of net asset value. **Computation of redemption price per share 100/99 of net asset value.


(a) MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8, 2006. Prior to the reorganization, Federated MDT Balanced Fund had no investment operations. Federated MDT Balanced Fund is the successor to MDT Balanced Fund.

(b)  Adjustment to reflect share balance as a result of the combination.

FEDERATED MODERATE ALLOCATION FUND
FEDERATED MDT BALANCED FUND (1)
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
YEAR ENDED JULY 31, 2006 (UNAUDITED)




                                                                                FEDERATED    FEDERATED
                                                                                MODERATE        MDT
                                                                               ALLOCATION    BALANCED    PRO FORMA       PROFORMA
                                                                                  FUND         FUND      ADJUSTMENT      COMBINED
INVESTMENT INCOME:
Dividends                                                                       $2,001,680     $838,271          $0      $2,839,951
Interest                                                                            72,044    1,469,679           0       1,541,723
Investment income allocated from affiliated partnerships                         1,395,942            0           0       1,395,942
TOTAL INVESTMENT INCOME:                                                         3,469,666    2,307,950           0       5,777,616
EXPENSES:
Investment advisory fee                                                            893,261      562,720           0       1,455,981
Administrative personnel and services fee                                          190,128       97,506    (35,237) (a)     252,397
Custodian fees                                                                       7,461       32,807      27,544 (b)      67,812
Transfer and dividend disbursing agent fees and expenses                           133,315       95,765    (69,608) (c)     159,472
Directors'/Trustees' fees                                                            4,752       31,234      11,938 (d)      47,924
Audit fees                                                                          31,083       23,086    (31,083) (e)      23,086
Legal fees                                                                           7,188       27,491      24,762 (f)      59,441
Portfolio accounting fees                                                           55,293       93,403       4,714 (g)     153,410
Distribution services fee - Class A Shares                                               0          934     177,794 (h)     178,728
Distribution services fee - Class C Shares                                               0        9,950     479,756 (h)     489,706
Distribution services fee - Select Shares                                          360,002            0   (360,002) (h)           0
Shareholder services fee- Institutional Shares                                     164,022            0   (164,022) (i)           0
Shareholder services fee- Select Shares                                            119,288            0   (119,288) (i)           0
Share registration costs                                                            31,099       49,474    (27,099) (j)      53,474
Printing and postage                                                                 3,600       15,626       9,672 (k)      28,898
Insurance premiums                                                                   8,169       10,170     (3,737) (l)      14,602
Miscellaneous                                                                        5,630        4,248     (3,683) (m)       6,195
     EXPENSES BEFORE ALLOCATION                                                  2,014,291    1,054,414    (77,579)       2,991,126
Expenses allocated from partnership                                                 34,286            0           0          34,286
     TOTAL EXPENSES                                                              2,048,577    1,054,414    (77,579)       3,025,412
WAIVERS AND REIMBURSEMENTS--
   Waiver/Reimbursement of investment adviser fee                                                                   (n)     (3,670)
                                                                                 (181,363)    (102,760)     280,453
   Waiver of administrative personnel and services fee                            (33,809)      (6,109)      39,918 (o)           0
   Waiver of distribution services fee - Select Shares                           (119,957)            0     119,957 (p)           0
   Waiver of shareholder services fee - Institutional Shares                      (89,595)            0      89,595 (q)           0
   Reimbursement of shareholder services fee - Institutional Shares               (11,850)            0      11,850 (q)           0
  Reimbursement of other operating expenses                                       (58,561)            0      58,561 (r)           0
TOTAL WAIVERS AND  REIMBURSEMENTS                                                (495,135)    (108,869)     600,334         (3,670)
NET EXPENSES                                                                     1,553,442      945,545     522,755       3,021,742
     NET INVESTMENT INCOME                                                      $1,916,224   $1,362,405  ($522,755)      $2,755,874
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                    77,419    6,686,253           0       6,763,672
Net realized allocated from partnerships                                         2,536,099            0           0       2,536,099
Realized gain distributions from affiliated investment company shares              205,965            0           0         205,965
Net change in unrealized appreciation (depreciation) of investments            (3,679,158)  (3,917,876)           0     (7,597,034)
     Net realized and unrealized gain on investments                             (859,675)    2,768,377           0       1,908,702
          Change in net assets resulting from operations                        $1,056,549   $4,130,782  ($522,755)      $4,664,576


* MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8, 2006. Prior to the reorganization, Federated MDT Balanced Fund had no investment operations. Federated MDT
Balanced Fund is the successor to MDT Balanced Fund.

(See Notes to Pro Forma Financial Statements)




                       FEDERATED MODERATE ALLOCATION FUND
                          FEDERATED MDT BALANCED FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                      YEAR ENDED JULY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

FMAF, a series of Federated Managed Allocation Portfolios, is registered under the Investment Company Act of 1940, as amended (the "Act), as an open-end management investment company. The Fund consists of two classes of shares:
Institutional Shares and Select Shares.

FMDTBF, a series of Federated MDT Series, is registered under the Act as an open-end, management investment company. MDT Balanced Fund (the "Predecessor Fund") was reorganized into FMDTBF as of the close of business on December 8, 2006. Prior to the reorganization, FMDTBF had no investment operations. FMDTBF is the successor to the Predecessor Fund. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from August 1, 2005 to July 31, 2006. FMDTBF consists of four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. Class K Shares did not become effective until December 11, 2006.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of FMAF and the Predecessor Fund of FMDTBF for the year ended July 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at July 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of FMAF and the Predecessor Fund of FMDTBF which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of FMAF for Class A Shares and Class C Shares of the Predecessor Fund of FMDTBF. Under generally accepted accounting principles, the Predecessor Fund of FMDTBF will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the investment advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended July 31, 2006, FMAF and the Predecessor Fund of FMDTBF paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the reorganization will be borne by Federated Investors, Inc. and its affiliates.

NOTE 3. PORTFOLIO VALUATION

Market values of each Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


NOTE 4. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares and Class C Shares net asset value per share assumes the issuance of 4,763,868 Class A Shares and 3,319,914 Class C Shares, respectively, of FMDTBF in exchange for 5,066,798 Institutional Shares and 3,514,267 Select Shares of FMAF which would have been issued at July 31, 2006 in connection with the proposed reorganization.



NOTE 5. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, the Predecessor Fund of FMDTBF intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 6.  PROFORMA ADJUSTMENTS


(a) Effective July 15, 2005, Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Predecessor Fund of FMDTBF with certain administrative personnel and services necessary to operate the Fund.
The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Under a similar plan, FAS provides FMAF with certain administrative personnel and services necessary to operate the Fund. Prior to July 15, 2005, a previous administrator provided administrative services to FMDTBF. An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Predecessor Fund of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(b) Adjustment to reflect custodian fees resulting from the combining of two portfolios into one.

(c) Adjustment to reflect transfer and dividend disbursing agent fees and expenses resulting from the combining of two portfolios into one.

(d) Adjustment to reflect directors'/trustees' fees resulting from the combining of two portfolios into one.

(e) Adjustment to reflect auditing fees resulting from the combining of two portfolios into one.

(f) Adjustment to reflect legal fees resulting from the combining of two portfolios into one.

(g) Adjustment to reflect portfolio accounting fees resulting from the combining of two portfolios into one.

(h) Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the Act, FMDTBF may incur distribution expenses of 0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor. Prior to the reorganization of the Fund on December 8, 2006, the Predecessor Fund of FMDTBF incurred distribution expenses of 0.25% and 1.00% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively. FSC may voluntarily choose to waive any portion of its fee. Under a similar plan, FMAF may incur distribution expenses up to 0.75% of the Select Shares average daily net assets. Adjustment is to reflect expense structure of the Predecessor Fund of FMDTBF on average daily net assets of Federated MDT Pro Forma Combined Fund.

(i) Effective December 11, 2006, under the terms of a Shareholder Services Agreement, FMDTBF may pay fees up to 0.25% of the average daily net assets of Fund's Class A and Class C shares to financial intermediaries or to Federated Shareholder Services Company (FSSC). Prior to the reorganization, the Predecessor Fund of FMDTBF did not incur a shareholder services fee. Under a similar plan, FMAF may pay fees up to 0.25% of the average daily net assets of Institutional Shares and Select Shares to financial intermediaries or to FSSC. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. Adjustment is to reflect expense structure of the Predecessor Fund of FMDTBF on average daily net assets of Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect share registration costs resulting from the combining of two portfolios into one.

(k) Adjustment to reflect share printing and postage resulting from the combining of two portfolios into one.

(l) Adjustment to reflect share insurance premiums resulting from the combining of two portfolios into one.

(m) Adjustment to reflect share miscellaneous expenses resulting from the combining of two portfolios into one.

(n) Under the investment advisory contract, Federated MDTA LLC (the "Adviser") is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, in order to limit the aggregate annual operating expenses (excluding interest, taxes and brokerage commissions) for the Predecessor Fund of FMDTBF's Class A Shares, Class C Shares and Institutional Shares to not more than 1.50%, 2.50% and 1.25%, respectively, of average daily net assets. The Adviser has agreed to keep these contractual limitations in place through December 8, 2008. The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Predecessor Fund of FMDTBF. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. An adjustment to the combined waiver of investment adviser fee reflects the fee structure of the Predecessor Fund of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(o) Effective July 15, 2006, FAS contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Predecessor Fund of FMDTBF under the Agreement. The level of fees payable by the Predecessor Fund of FMDTBF to FAS for the period will not exceed the level of fees which the Predecessor Fund of FMDTBF would have paid during the period to its pervious service provider under its previous administrative services agreement. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion. An adjustment to the combined waiver of administrative personnel and services fee reflects the fee structure of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(p) An adjustment to the combined waiver of distribution services fee reflects the fee structure of the Predecessor Fund of FMDTBF, which does not waive distribution services fee.

(q) An adjustment to the combined waiver and/or reimbursement of shareholder services fee reflects the fee structure of the Predecessor Fund of FMDTBF, which does not waive and/or reimburse shareholder services fee.

(r) An adjustment to the combined reimbursement of other operating expenses reflects the fee structure of the Predecessor Fund of FMDTBF, which does not reimburse other operating expenses.

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Growth Allocation Fund
(FGAF) and Federated MDT Balanced Fund (FMDTBF), for the period ended July 31, 2006. MDT Balanced Fund (the "Predecessor Fund") was reorganized into FMDTBF as of the close of business on December 8, 2006. Prior to the reorganization, FMDTBF had no investment operations. FMDTBF is the successor to the Predecessor Fund. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from August 1, 2006 to January 31, 2007. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2007.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of each of FGAF for Class A Shares and Class C Shares of FMDTBF. Under generally accepted accounting principles, FMDTBF will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED GROWTH ALLOCATION FUND
FEDERATED MDT BALANCED FUND
PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 FEDERATED   FEDERATED                                           FEDERATED    FEDERATED
   GROWTH       MDT                                               GROWTH         MDT
 ALLOCATION  BALANCED   PRO FORMA                               ALLOCATION     BALANCED     PRO FORMA
    FUND       FUND    COMBINED                                    FUND          FUND    COMBINED

    SHARES OR PRINCIPAL AMOUNT                                                  VALUE
       COMMON STOCKS - 40.4%
AEROSPACE & DEFENSE - 0.2%
     0          800        800     Lockheed Martin Corp.             0           $77,752         $77,752
     0         6,400      6,400    Raytheon Co.                      0           332,160         332,160
     0          800        800     United Technologies Corp.         0            54,416          54,416
                                                                     0           464,328         464,328
BIOTECHNOLOGY - 0.8%
     0         1,500      1,500    Celgene Corp.*                    0           108,615         108,615
     0        14,700     14,700    Genentech, Inc.*                  0         1,284,339       1,284,339
     0         4,300      4,300    Medimmune, Inc.*                  0           149,038         149,038
                                                                     0         1,541,992       1,541,992
BUILDING PRODUCTS - 0.1%
     0         3,200      3,200    American Standard                 0           158,048         158,048
                                   Companies
CAPITAL MARKETS - 3.0%
     0          600        600     Affiliated Managers Group*        0            66,840          66,840
     0         4,700      4,700    Bear Stearns & Co., Inc.          0           774,795         774,795
     0          900        900     Lehman Brothers Holdings,         0            74,016          74,016
                                   Inc.
     0        17,900     17,900    Merrill Lynch & Co., Inc.         0         1,674,724       1,674,724
     0        38,500     38,500    Morgan Stanley                    0         3,187,415       3,187,415
                                                                     0         5,777,790       5,777,790
CHEMICALS - 0.6%
     0          500        500     Ashland, Inc.                     0            34,775          34,775
     0        26,300     26,300    Dow Chemical Co.                  0         1,092,502       1,092,502
     0         2,100      2,100    Nalco Holding Co.*                0            48,279          48,279
                                                                     0         1,175,556       1,175,556
COMMERCIAL BANKS - 2.7%
     0          300        300     City National Corp.               0            21,579          21,579
     0         7,400      7,400    Comerica, Inc.                    0           438,820         438,820
     0         3,100      3,100    Fifth Third Bancorp               0           123,690         123,690
     0          700        700     Huntington Bancshares,            0            16,296          16,296
                                   Inc.
     0        62,500     62,500    J.P. Morgan Chase & Co.           0         3,183,125       3,183,125
     0        11,157     11,157    KeyCorp                           0           425,863         425,863
     0        12,000     12,000    National City Corp.               0           454,200         454,200
     0         3,600      3,600    SunTrust Banks, Inc.              0           299,160         299,160
     0         2,300      2,300    UnionBanCal Corp.                 0           148,626         148,626
                                                                     0         5,111,359       5,111,359
COMMERCIAL SERVICES & SUPPLIES - 0.3%
     0          500        500     Brinks Co.                        0            31,075          31,075
     0          900        900     Dun & Bradstreet Corp.            0            76,500          76,500
     0         1,000      1,000    Equifax, Inc.                     0            41,530          41,530
     0         1,700      1,700    Miller Herman, Inc.               0            63,920          63,920
     0         2,900      2,900    Pitney Bowes, Inc.                0           138,823         138,823
     0         5,100      5,100    Robert Half International,        0           207,570         207,570
                                   Inc.
     0         1,400      1,400    TeleTech Holdings, Inc.*          0            37,730          37,730
     0          500        500     United Stationers, Inc.*          0            25,480          25,480
                                                                     0           622,628         622,628
COMMUNICATIONS EQUIPMENT - 0.0%
     0         1,700      1,700    Comverse Technology, Inc.*        0            32,895          32,895
     0          800        800     F5 Networks, Inc.*                0            57,152          57,152
                                                                     0            90,047          90,047
COMPUTERS & PERIPHERALS - 0.9%
     0        15,200     15,200    Apple, Inc.*                      0         1,303,096       1,303,096
     0         9,400      9,400    Network Appliance, Inc.*          0           353,440         353,440
                                                                     0         1,656,536       1,656,536
CONSTRUCTION MATERIALS - 0.1%
     0          600        600     Texas Industries, Inc.            0            44,052          44,052
     0         1,800      1,800    Vulcan Materials Co.              0           183,312         183,312
                                                                     0           227,364         227,364
CONSUMER FINANCE - 0.1%
     0         5,000      5,000    AmeriCredit Corp.*                0           135,700         135,700
     0         2,200      2,200    First Marblehead Corp.*           0           119,680         119,680
                                                                     0           255,380         255,380
CONTAINERS & PACKAGING - 0.1%
     0         1,300      1,300    Crown Holdings, Inc.*             0            28,691          28,691
     0          800        800     Sealed Air Corp.                  0            52,720          52,720
     0         1,600      1,600    Temple-Inland, Inc.               0            79,904          79,904
                                                                     0           161,315         161,315
DIVERSIFIED CONSUMER SERVICES - 0.1%
     0          800        800     ITT Educational Services,         0            62,080          62,080
                                   Inc.*
     0         1,600      1,600    Weight Watchers                   0            86,448          86,448
                                   International, Inc.*
                                                                     0           148,528         148,528
DIVERSIFIED FINANCIAL SERVICES - 0.7%
     0        13,300     13,300    CIT Group Inc.                    0           784,168         784,168
     0          300        300     Chicago Mercantile                0           168,990         168,990
                                   Exchange Holdings, Inc.
     0         4,200      4,200    Moody's Corp.                     0           300,552         300,552
                                                                     0         1,253,710       1,253,710
DIVERSIFIED TELECOMMUNICATIONS SERVICES - 0.2%
     0         7,000      7,000    Embarq Corp.                      0           388,570         388,570
ELECTRIC UTILITIES - 0.3%
     0         4,400      4,400    Allegheny Energy, Inc.*           0           204,688         204,688
     0         2,900      2,900    Edison International              0           130,442         130,442
     0         1,300      1,300    FirstEnergy Corp.                 0            77,129          77,129
     0         1,300      1,300    Portland General Electric         0            33,982          33,982
                                   Co.
     0         4,700      4,700    Reliant Resources, Inc.*          0            69,936          69,936
                                                                     0           516,177         516,177
ELECTRICAL EQUIPMENT - 0.3%
     0        13,800     13,800    Honeywell International,          0           630,522         630,522
                                   Inc.
     0          500        500     Roper Industries, Inc.            0            25,960          25,960
                                                                     0           656,482         656,482
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
     0         2,900      2,900    Amphenol Corp., Class A           0           196,388         196,388
     0         5,400      5,400    Avnet, Inc.*                      0           167,670         167,670
     0         1,200      1,200    Daktronics, Inc.                  0            41,484          41,484
     0         4,500      4,500    Ingram Micor, Inc., Class         0            87,795          87,795
                                   A*
     0         2,000      2,000    National Instruments Corp.        0            57,620          57,620
     0          100        100     Tech Data Corp.*                  0             3,714           3,714
                                                                     0           554,671         554,671
ENERGY EQUIPMENT & SERVICES - 1.8%
     0         3,300      3,300    Cameron International             0           173,250         173,250
                                   Corp.*
     0          300        300     FMC Technologies, Inc.*           0            18,579          18,579
     0         1,500      1,500    GlobalSanaFe Corp.                0            87,015          87,015
     0         1,900      1,900    Oceaneering International,        0            74,993          74,993
                                   Inc.*
     0         4,200      4,200    Patterson-UTI Energy, Inc.        0           101,430         101,430
     0          500        500     SEACOR Holdings, Inc.*            0            50,615          50,615
     0        39,900     39,900    Schlumberger Ltd.                 0         2,533,251       2,533,251
     0         6,000      6,000    Transocean Sedco Forex,           0           464,220         464,220
                                   Inc.*
                                                                     0         3,503,353       3,503,353
FOOD & STAPLES - RETAILING - 0.2%
     0         4,100      4,100    Costco Wholesale Corp.            0           230,338         230,338
     0         1,800      1,800    Kroger Co.                        0            46,080          46,080
     0         1,100      1,100    Longs Drug Stores Corp.           0            47,300          47,300
                                                                     0           323,718         323,718
FOOD PRODUCTS - 0.2%
     0         5,700      5,700    Kellogg Co.                       0           280,839         280,839
     0         3,500      3,500    Kraft Foods, Inc. Class A         0           122,220         122,220
                                                                     0           403,059         403,059
GAS UTILITIES - 0.0%
     0         1,700      1,700    Energen Corp.                     0            78,676          78,676
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
     0         1,600      1,600    Dentsply International,           0            49,344          49,344
                                   Inc.
     0         1,700      1,700    Immucor, Inc.*                    0            53,618          53,618
     0        25,500     25,500    Medtronic, Inc.                   0         1,362,975       1,362,975
     0          600        600     Mentor Corp.                      0            30,594          30,594
     0         5,300      5,300    St. Jude Medical, Inc.*           0           226,628         226,628
                                                                     0         1,723,159       1,723,159
HEALTH CARE PROVIDERS & SERVICES - 0.8%
     0         8,800      8,800    Cardinal Health, Inc.             0           628,496         628,496
     0         1,300      1,300    DaVita, Inc.*                     0            70,980          70,980
     0          900        900     Lincare Holdings, Inc.*           0            35,415          35,415
     0         3,500      3,500    Medco Health Solutions,           0           207,235         207,235
                                   Inc.*
     0         1,600      1,600    Psychiatric Solutions,            0            62,304          62,304
                                   Inc.*
     0         6,800      6,800    WellPoint, Inc.*                  0           532,984         532,984
                                                                     0         1,537,414       1,537,414
HEALTH CARE TECHNOLOGY - 0.0%
     0         2,900      2,900    IMS Health, Inc.                  0            83,694          83,694
HOTELS RESTAURANTS & LEISURE - 0.2%
     0          700        700     LifeTime Fitness, Inc.*           0            37,940          37,940
     0          400        400     Wynn Resorts Ltd.*                0            44,696          44,696
     0         5,200      5,200    Yum! Brands, Inc.                 0           312,052         312,052
                                                                     0           394,688         394,688
HOUSEHOLD DURABLES - 0.5%
     0         2,500      2,500    Beazer Homes USA, Inc.            0           108,775         108,775
     0         2,400      2,400    Centex Corp.                      0           128,856         128,856
     0         3,100      3,100    KB HOME                           0           168,082         168,082
     0          800        800     M.D.C. Holdings, Inc.             0            46,616          46,616
     0          400        400     Mertiage Corp.*                   0            17,780          17,780
     0         8,800      8,800    Pulte Homes, Inc.                 0           302,192         302,192
     0         1,500      1,500    Ryland Group, Inc.                0            84,270          84,270
     0         1,800      1,800    Standard-Pacific Corp.            0            49,392          49,392
                                                                     0           905,963         905,963
HOUSEHOLD PRODUCTS - 2.0%
     0         8,500      8,500    Kimberly-Clark Corp.              0           589,900         589,900
     0        50,400     50,400    Proctor & Gamble Co.              0         3,269,448       3,269,448
                                                                     0         3,859,348       3,859,348
INDEPENDENT POWER PRODUCERS - 0.0%
     0         1,100      1,100    AES Corp.*                        0            22,869          22,869
INDUSTRIAL CONGLOMERATES - 0.7%
     0        14,000     14,000    3M Co.                            0         1,040,200       1,040,200
     0         3,600      3,600    McDermott International,          0           185,904         185,904
                                   Inc.*
     0          500        500     Teleflex, Inc.                    0            33,390          33,390
                                                                     0         1,259,494       1,259,494
INSURANCE - 6.6%
     0        25,950     25,950    Allstate Corp.                    0         1,561,152       1,561,152
     0         5,000      5,000    Ambac Financial Group,            0           440,500         440,500
                                   Inc.
     0         4,050      4,050    American Financial Group,         0           143,046         143,046
                                   Inc.
     0        47,800     47,800    American International            0         3,271,910       3,271,910
                                   Group, Inc.
     0         4,700      4,700    Assurant, Inc.                    0           261,226         261,226
     0         6,600      6,600    Berkley, W.R. Corp.               0           218,394         218,394
     0         2,700      2,700    CNA Financial Corp.*              0           109,755         109,755
     0        14,600     14,600    Chubb Corp.                       0           759,784         759,784
     0         2,300      2,300    Commerce Group, Inc.              0            69,414          69,414
     0         2,100      2,100    HCC Insurance Holdings,           0            65,583          65,583
                                   Inc.
     0         1,600      1,600    Hanover Insurance Group,          0            76,880          76,880
                                   Inc.*
     0         3,800      3,800    Hartford Financial                0           360,658         360,658
                                   Services Group, Inc.
     0        11,300     11,300    Loews Corp.                       0           491,098         491,098
     0         5,200      5,200    MBIA, Inc.                        0           373,516         373,516
     0        30,600     30,600    Metlife, Inc.                     0         1,900,872       1,900,872
     0         1,900      1,900    Nationwide Financial              0           103,835         103,835
                                   Services, Inc. - Class A
     0         1,400      1,400    Odyssey Re Holdings Corp.         0            55,230          55,230
     0         1,600      1,600    Ohio Casualty Corp.               0            47,264          47,264
     0        22,900     22,900    Progressive Corp., Ohio           0           531,051         531,051
     0         2,000      2,000    Reinsurance Group of              0           116,300         116,300
                                   America, Inc.
     0         4,200      4,200    Safeco Corp.                      0           268,842         268,842
     0          400        400     Safety Insurance Group,           0            19,536          19,536
                                   Inc.
     0         1,000      1,000    StanCorp Financial Group,         0            47,850          47,850
                                   Inc.
     0        26,200     26,200    The St. Paul Travelers            0         1,332,270       1,332,270
                                   Companies, Inc.
                                                                     0        12,625,966      12,625,966
INTERNET & CATALOG RETAIL - 0.1%
     0         2,500      2,500    Expedia, Inc.*                    0            53,625          53,625
     0         3,500      3,500    AC Interactive Corp.*             0           134,400         134,400
     0         1,100      1,100    Nutri/System, Inc.*               0            48,455          48,455
                                                                     0           236,480         236,480
INTERNET SOFTWARE & SERVICES - 0.1%
     0         5,400      5,400    eBay, Inc.*                       0           174,906         174,906
     0         3,000      3,000    ValueClick, Inc.*                 0            76,560          76,560
                                                                     0           251,466         251,466
IT SERVICES - 0.4%
     0          800        800     Alliance Data Systems             0            54,344          54,344
                                   Corp.*
     0         3,700      3,700    Automatic Data Processing,        0           176,564         176,564
                                   Inc.
     0         1,300      1,300    Ceridan Corp. - New*              0            38,961          38,961
     0         1,000      1,000    Checkfree Corp.*                  0            41,430          41,430
     0         3,500      3,500    Cognizant Technology              0           298,515         298,515
                                   Solutions Corp.*
     0         2,300      2,300    Computer Sciences Corp.*          0           120,658         120,658
     0         2,300      2,300    Fiserv, Inc.*                     0           120,911         120,911
                                                                     0           851,383         851,383
LEISURE EQUIPMENT & PRODUCTS - 0.0%
     0         1,200      1,200    Brunswick Corp.                   0            40,932          40,932
LIFE SCIENCES TOOLS & SERVICES - 0.1%
     0         1,700      1,700    Waters Corp.*                     0            96,373          96,373
MACHINERY - 0.3%
     0         1,200      1,200    Briggs & Stratton Corp.           0            35,568          35,568
     0         3,100      3,100    Danaher Corp.                     0           229,586         229,586
     0         2,900      2,900    Deere & Co.                       0           290,812         290,812
                                                                     0           555,966         555,966
MEDIA - 2.0%
     0        40,900     40,900    Comcast Corp., Class A*           0         1,812,688       1,812,688
     0         5,400      5,400    Discovery Holding Co.,            0            89,478          89,478
                                   Class A*
     0         1,300      1,300    Lamar Advertising Co.             0            86,164          86,164
     0         5,900      5,900    McGraw-Hill Cos., Inc.            0           395,772         395,772
     0         2,900      2,900    Omnicom Group, Inc.               0           305,080         305,080
     0        39,900     39,900    Time Warner, Inc.                 0           872,613         872,613
     0         4,800      4,800    Viacom, Inc., Class B -           0           195,216         195,216
                                   new*
                                                                     0         3,757,011       3,757,011
METALS & MINING - 0.1%
     0         4,500      4,500    Commercial Metals Corp.           0           121,995         121,995
     0          900        900     Metal Management, Inc.            0            36,936          36,936
     0          900        900     Quanex Corp.                      0            35,271          35,271
     0         2,100      2,100    Worthington Industries,           0            40,278          40,278
                                   Inc.
                                                                     0           234,480         234,480
MULTI-UTILITIES - 0.1%
     0         5,200      5,200    PG&E Corp.                        0           242,736         242,736
     0          700        700     SCANA Corp.                       0            28,504          28,504
                                                                     0           271,240         271,240
MULTILINE RETAIL - 0.4%
     0         3,900      3,900    Sears Holdings Corp.*             0           688,935         688,935
OIL GAS & CONSUMABLE FUELS - 4.4%
     0        27,700     27,700    Anadarko Petroleum Corp.          0         1,211,875       1,211,875
     0        43,100     43,100    Chevron Corp.                     0         3,141,128       3,141,128
     0        15,200     15,200    Devon Energy Corp.                0         1,065,368       1,065,368
     0         1,300      1,300    General Maritime Corp. *          0            47,437          47,437
     0        15,500     15,500    Marathon Oil Corp.                0         1,400,270       1,400,270
     0         2,100      2,100    OMI Corp.                         0            46,326          46,326
     0         3,900      3,900    Pioneer Natural Resources,        0           159,900         159,900
                                   Inc.
     0         2,200      2,200    Pogo Producing Co.                0           109,010         109,010
     0         3,200      3,200    Tesoro Petroleum Corp.            0           263,648         263,648
     0        18,900     18,900    Valero Energy Corp.               0         1,025,892       1,025,892
                                                                     0         8,470,854       8,470,854
PAPER & FOREST PRODUCTS - 0.1%
     0         3,400      3,400    MeadWestvaco Corp.                0           102,476         102,476
PERSONAL PRODUCTS - 0.0%
     0         2,200      2,200    Avon Products, Inc.               0            75,658          75,658
PHARMACEUTICALS- 0.6%
     0        10,600     10,600    Johnson & Johnson                 0           708,080         708,080
     0        16,400     16,400    Schering Plough Corp.             0           410,000         410,000
                                                                     0         1,118,080       1,118,080
REAL ESTATE INVESTMENT TRUSTS - 4.6%
     0         6,000      6,000    AMB Property Corp.                0           365,100         365,100
     0         4,200      4,200    Alexandria Real Estate            0           455,112         455,112
                                   Equities, Inc.
     0         9,650      9,650    Archstone-Smith Trust             0           609,977         609,977
     0         4,100      4,100    Avalonbay Communities,            0           608,276         608,276
                                   Inc.
     0         6,350      6,350    Boston Properties, Inc.           0           800,671         800,671
     0         4,450      4,450    Developers Diversified            0           298,684         298,684
                                   Realty Corp.
     0         9,900      9,900    Equity Residential                0           557,172         557,172
                                   Properties Trust
     0         2,800      2,800    Federal Realty Invstment          0           261,576         261,576
                                   Trust
     0         5,000      5,000    General Growth Properties,        0           307,600         307,600
                                   Inc.
     0         9,900      9,900    Health Care Property              0           408,375         408,375
                                   Investors, Inc.
     0        15,000     15,000    Host Hotels & Resorts,            0           397,050         397,050
                                   Inc.
     0         6,100      6,100    Kimco Realty Corp.                0           302,560         302,560
     0         7,700      7,700    ProLogis Trust                    0           500,500         500,500
     0         4,500      4,500    Public Storage, Inc.              0           489,420         489,420
     0         5,300      5,300    SL Green Realty Corp.             0           776,874         776,874
     0         7,000      7,000    Simon Property Group, Inc.        0           800,730         800,730
     0         6,200      6,200    Taubman Centers, Inc.             0           361,274         361,274
     0         4,850      4,850    Vornado Realty Trust              0           593,398         593,398
                                                                     0         8,894,349       8,894,349
ROAD & RAIL - 0.6%
     0         2,000      2,000    Burlington Northern Santa         0           160,720         160,720
                                   Fe
     0         1,800      1,800    Con-way, Inc.                     0            89,532          89,532
     0        15,700     15,700    Norfolk Southern Corp.            0           779,505         779,505
     0         2,200      2,200    Ryder Systems, Inc.               0           119,988         119,988
     0         1,800      1,800    Werner Enterpirses, Inc.          0            34,218          34,218
                                                                     0         1,183,963       1,183,963
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 0.1%
     0         2,300      2,300    Altera Corp.*                     0           120,520         120,520
SOFTWARE - 0.2%
     0        22,400     22,400    Oracle Corp.*                     0           384,384         384,384
     0          700        700     Quality Systems, Inc.             0            29,701          29,701
     0         1,800      1,800    THQ, Inc.*                        0            54,540          54,540
                                                                     0           468,625         468,625
SPECIALTY RETAIL - 0.6%
     0          700        700     AutoZone, Inc.*                   0            87,941          87,941
     0         3,100      3,100    CarMax, Inc.*                     0           178,033         178,033
     0          600        600     Children's Place Retail           0            32,526          32,526
                                   Stores, Inc.*
     0         1,100      1,100    Dick's Sporting Goods,            0            56,639          56,639
                                   Inc.*
     0         1,400      1,400    Guess?, Inc.*                     0           100,954         100,954
     0          800        800     Gymboree Corp.*                   0            34,632          34,632
     0        17,600     17,600    Home Depot, Inc.                  0           717,024         717,024
     0          800        800     J Crew Group, Inc.*               0            29,064          29,064
     0          100        100     Zale Corp.*                       0             2,752           2,752
                                                                     0         1,239,565       1,239,565
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
     0        13,800     13,800    Coach, Inc.*                      0           632,868         632,868
     0         1,200      1,200    Crocs, Inc.*                      0            60,408          60,408
                                                                     0           693,276         693,276
THRIFTS & MORTGAGE FINANCE - 0.5%
     0         1,200      1,200    Downey Financial Corp.            0            85,848          85,848
     0         2,000      2,000    Federal Home Loan Mortgage        0           129,860         129,860
                                   Corp.
     0         1,000      1,000    FirstFed Financial Corp.*         0            68,950          68,950
     0         3,800      3,800    MGIC Investment Corp.             0           234,536         234,536
     0         3,600      3,600    PMI Group, Inc.                   0           172,152         172,152
     0         3,700      3,700    Radian Group, Inc.                0           222,814         222,814
                                                                     0           914,160         914,160
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
     0          400        400     U.S. Cellular Corp.*              0            28,840          28,840
                                   TOTAL COMMON STOCKS (COST         0        77,776,514      77,776,514
                                   $68,470,848)
ASSET-BACKED SECURITIES- 0.7%
     0        58,994     58,994    CS First Boston Mortgage          0            58,460          58,460
                                   Securities Corp. 2002-HE4,
                                   Class AF, 5.51%, 8/25/2032
     0        648,723    648,723   Community Program Loan            0           638,909         638,909
                                   Trust 1987-A, Class A4,
                                   4.50%, 10/1/2018
     0        452,714    452,714   MMCA Automobile Trust             0           451,692         451,692
                                   2002-2, Class C, 5.55%,
                                   3/15/2010
     0        140,000    140,000   Morgan Stanley Capital I          0           137,539         137,539
                                   2006-IQ12 A4, 5.319%,
                                   12/15/2043
                                   TOTAL ASSET-BACKED                0         1,286,600       1,286,600
                                   SECURITIES (IDENTIFIED
                                   COST $1,297,142)
COLLATERALIZED MORTGAGE OBLIGATIONS- 0.4%
     0        469,749    469,749   Bear Stearns Asset Backed         0           314,914         314,914
                                   Securities, Inc. 2005-AC6,
                                   Class 21PO, 0.00%,
                                   9/25/2020
     0         5,692      5,692    Bear Stearns Mortgage             0             5,592           5,592
                                   Securities, Inc. 1997-6,
                                   Class 1A, 6.66%, 3/25/2031
     0        16,838     16,838    Federal Home Loan Mortgage        0            16,784          16,784
                                   Corp. REMIC 1311 K, 7.00%
                                   7/15/2022
     0        33,518     33,518    Federal Home Loan Mortgage        0            33,419          33,419
                                   Corp. REMIC 1384 D, 7.00%
                                   9/15/2022
     0        39,298     39,298    Federal Home Loan Mortgage        0            40,806          40,806
                                   Corp. REMIC 1595 D, 7.00%
                                   10/15/2013
     0        750,000    750,000   Federal Home Loan Mortgage        0            75,595          75,595
                                   Corp. REMIC 2497 JH, 6.00%
                                   9/15/2032
     0        67,057     67,057    Federal Home Loan Mortgage        0            66,830          66,830
                                   Corp. REMIC 2676 JA, 4.00%
                                   5/15/2016
     0        82,752     82,752    Federal National Mortgage         0            91,131          91,131
                                   Association REMIC 1993-113
                                   SB, 9.75%, 7/25/2023
     0        16,017     16,017    Federal National Mortgage         0            16,653          16,653
                                   Association REMIC 2001-37
                                   GA, 8.00%, 7/25/2016
     0        20,980     20,980    Federal National Mortgage         0            19,423          19,423
                                   Association REMIC 2003-35
                                   UC, 3.75%, 5/25/2033
     0        20,173     20,173    Government National               0            20,434          20,434
                                   Mortgage Association REMIC
                                   1999-29 PB, 7.25%,
                                   7/16/2028
     0        61,195     61,195    Government National               0            61,806          61,806
                                   Mortgage Association REMIC
                                   2002-17 B, 6.00%,
                                   3/20/2032
                                   TOTAL COLLATERALIZED              0           763,387         763,387
                                   MORTGAGE OBLIGATIONS
                                   (IDENTIFIED COST $810,587)
CORPORATE NOTES & BONDS - 6.8%
BASIC INDUSTRY - CHEMICALS - 0.0%
     0        75,000     75,000    Albemarle Corp., Sr. Note,        0            70,787          70,787
                                   5.10%, 2/1/2015
BASIC INDUSTRY - METALS & MINING - 0.2%
     0        35,000     35,000    Alcoa, Inc., Note, 5.55%,         0            34,865          34,865
                                   2/1/2017
     0        100,000    100,000   BHP Finance (USA), Inc.,          0            98,176          98,176
                                   Company Guarantee, 5.25%,
                                   12/15/2015
     0        150,000    150,000   Vale Overseas Limited,            0           152,438         152,438
                                   6.875%, 11/21/2036
     0        150,000    150,000   (1)(2) Xstrata Finance            0           148,831         148,831
                                   Canada L, Unsecd. Note,
                                   5.50%, 11/16/2011
                                                                     0           434,310         434,310
CAPITAL GOODS - AEROSPACE & DEFENSE - 0.2%
     0        125,000    125,000   Boeing Co., Note 5.125%,          0           123,821         123,821
                                   2/15/2013
     0        200,000    200,000   Raytheon Co., Unsecd.             0           199,311         199,311
                                   Note, 5.375%, 4/1/2013
                                                                     0           323,132         323,132
CAPITAL GOODS - DIVERSIFIED MANUFACTURING - 0.1%
     0        100,000    100,000   Emerson Electric Co.,             0           101,619         101,619
                                   Unsecd. Note, 5.75%,
                                   11/1/2011
CAPITAL GOODS - ENVIRONMENTAL - 0.1%
     0        100,000    100,000   Waste Management, Inc.,           0           105,994         105,994
                                   7.375%, 8/1/2010
COMMUNICATIONS - MEDIA & CABLE - 0.1%
     0        100,000    100,000   Comcast Corp., Sr. Note,          0           108,102         108,102
                                   7.125%, 6/15/2013
     0        75,000     75,000    Cox Communications, Inc.,         0            73,425          73,425
                                   Unsecd. Note, 5.45%,
                                   12/15/2014
                                                                     0           181,527         181,527
COMMUNICATIONS - MEDIA NONCABLE - 0.2%
     0        100,000    100,000   British Sky Broadcasting          0           106,113         106,113
                                   Group PLC, 8.20%,
                                   7/15/2009
     0        75,000     75,000    News America Holdings,            0            86,120          86,120
                                   Company Guarantee, 8.00%,
                                   10/17/2016
     0        75,000     75,000    News America Holdings, Sr.        0            87,556          87,556
                                   Deb., 9.25%, 2/1/2013
                                                                     0           279,789         279,789
COMMUNICATIONS - TELECOM WIRELESS - 0.2%
     0        150,000    150,000   AT&T Wireless Services,           0           195,113         195,113
                                   Sr. Note, 8.75%, 3/1/2031
     0        100,000    100,000   Cingular Wirless LLC, Sr.         0           104,657         104,657
                                   Note, 6.50%, 12/15/2011
     0        100,000    100,000   Sprint Capital Corp.,             0           110,853         110,853
                                   Note, 8.375%, 3/15/2012
                                                                     0           410,623         410,623
COMMUNICATIONS - TELECOM WIRELINES - 0.3%
     0        400,000    400,000   GTE North, Inc., Deb.,            0           409,847         409,847
                                   Series D, 6.90%, 11/1/2008
     0        75,000     75,000    Telefonica SA, Company            0            81,052          81,052
                                   Guarantee, 7.045%,
                                   6/20/2036
     0        100,000    100,000   Telefonos de Mexico, Note,        0            98,050          98,050
                                   4.50%, 11/19/2008
                                                                     0           588,949         588,949
CONSUMER CYCLICAL - AUTOMOTIVE - 0.2%
     0        75,000     75,000    DaimlerChrysler North             0            73,208          73,208
                                   America, Sr. Note, 4.875%,
                                   6/15/2010
     0        50,000     50,000    DaimlerChrysler North             0            51,329          51,329
                                   America Holding Corp., Sr.
                                   Note, 6.50%, 11/15/2013
     0        300,000    300,000   General Motors Acceptance,        0           300,000         300,000
                                   Note, 6.125%, 2/1/2007
                                                                     0           424,537         424,537
CONSUMER CYCLICAL - ENTERTAINMENT - 0.1%
     0        75,000     75,000    Disney Co., Note, 5.70%,          0            76,131          76,131
                                   7/15/2011
     0        100,000    100,000   Time Warner, Inc., 5.50%,         0            99,804          99,804
                                   11/15/2011
                                                                     0           175,935         175,935
CONSUMER CYCLICAL - LODGING - 0.1%
     0        100,000    100,000   (1)(2) Wyndham Worldwide          0            98,533          98,533
                                   Corp., Sr. Unsecd. Note,
                                   6.00%, 12/1/2016
CONSUMER CYCLICAL - RETAILERS - 0.1%
     0        125,000    125,000   Home Depot, Inc., 5.40%,          0           120,917         120,917
                                   3/1/2016
     0        100,000    100,000   Target Corp., 5.875%,             0           102,518         102,518
                                   3/1/2012
                                                                     0           223,435         223,435
CONSUMER NON-CYCLICAL - FOOD/BEVERAGE - 0.1%
     0        100,000    100,000   Bottling Group LLC, Note          0            99,850          99,850
                                   5.50%, 4/1/2016
     0        40,000     40,000    General Mills, Inc., Note,        0            39,966          39,966
                                   5.70%, 2/15/2017
     0        75,000     75,000    Kraft Foods, Inc., Note,          0            73,913          73,913
                                   5.25%, 10/1/2013
     0        50,000     50,000    Kraft Foods, Inc., Note,          0            51,746          51,746
                                   6.25%, 6/1/2012
                                                                     0           265,475         265,475
CONSUMER NON-CYCLICAL - HEALTH CARE - 0.1%
     0        100,000    100,000   Medtronic, Inc., Note,            0            97,138          97,138
                                   Series B, 4.375%,
                                   9/15/2010
CONSUMER NON-CYCLICAL - PHARMACEUTICALS - 0.3%
     0        75,000     75,000    Abbott Laboratories, Note,        0            75,300          75,300
                                   5.375%, 5/15/2009
     0        100,000    100,000   Genentech, Inc., Sr. Note,        0            95,371          95,371
                                   4.75%, 7/15/2015
     0        125,000    125,000   Lilly (Eli) & Co., Unsecd.        0           134,551         134,551
                                   Note, 6.57%, 1/1/2016
     0        100,000    100,000   Pharmacia Corp., Sr. Deb.,        0           108,202         108,202
                                   6.50%, 12/1/2018
     0        100,000    100,000   Wyeth, Unsecd. Note,              0           100,060         100,060
                                   5.50%, 2/1/2014
                                                                     0           513,484         513,484
CONSUMER NON- CYCLICAL - SUPERMARKETS - 0.1%
     0        250,000    250,000   Safeway, Inc. Notes               0           249,120         249,120
                                   4.800%, 07/16/2007
CONSUMER NON-CYCLICAL - TOBACCO - 0.0%
     0        75,000     75,000    Altria Group, Inc., Note,         0            81,642          81,642
                                   7.00%, 11/4/2013
ENERGY - INDEPENDENT - 0.1%
     0        55,000     55,000    Anadarko Petroleum Corp.,         0            54,619          54,619
                                   Sr. Note, 5.95%, 9/15/2016
     0        50,000     50,000    Canadian Natural                  0            47,106          47,106
                                   Resources, 4.90%,
                                   12/1/2014
     0        150,000    150,000   Pemex Project Funding             0           166,995         166,995
                                   Master, Company Guarantee,
                                   9.125%, 10/13/2010
                                                                     0           268,720         268,720
ENERGY - INTEGRATED - 0.1%
     0        75,000     75,000    Conoco Funding Co., 7.25%,        0            87,594          87,594
                                   10/15/2031
     0        75,000     75,000    ConocoPhillip Australia,          0            75,374          75,374
                                   5.50%, 4/15/2013
     0        100,000    100,000   Husky Oil Ltd., Sr. Deb.,         0           111,698         111,698
                                   7.55%, 11/15/2016
                                                                     0           274,666         274,666
ENERGY - REFINING - 0.1%
     0        100,000    100,000   Valero Energy Corp.,              0           105,703         105,703
                                   6.875%, 4/15/2012
     0        50,000     50,000    Valero Energy Corp.,              0            56,955          56,955
                                   7.50%, 4/15/2032
     0        75,000     75,000    Valero Energy Corp., Note,        0            70,358          70,358
                                   4.75%, 4/1/2014
                                                                     0           233,016         233,016
FINANCIAL INSTITUTIONS - BANKING - 1.2%
     0        200,000    200,000   Bank of America Corp., Sr.        0           199,437         199,437
                                   Note, 5.375%, 6/15/2014
     0        120,000    120,000   Capital One Capital IV,           0           121,157         121,157
                                   6.745%, 2/17/2037
     0        200,000    200,000   Citigroup, Inc., Note,            0           199,021         199,021
                                   5.125%, 2/14/2011
     0        100,000    100,000   Credit Suisse First               0           100,898         100,898
                                   Boston, Sr. Note, 5.50%,
                                   8/16/2011
     0        100,000    100,000   HSBC Finance Capital              0           100,851         100,851
                                   Trust, Note, 5.911%,
                                   11/30/2035
     0        200,000    200,000   HSBC Finance Corp., 4.75%,        0           197,015         197,015
                                   4/15/2010
     0        100,000    100,000   Household Finance Corp.,          0           107,417         107,417
                                   Note, 7.00%, 5/15/2012
     0        150,000    150,000   J.P. Morgan Chase & Co.,          0           152,735         152,735
                                   5.75%, 1/2/2013
     0        100,000    100,000   Marshall & Ilsley Bank,           0            97,444          97,444
                                   Sr. Note, 4.40%, 3/15/2010
     0        200,000    200,000   Northern Trust Corp., Sr.         0           200,039         200,039
                                   Note, 5.30%, 8/29/2011
     0        100,000    100,000   PNC Funding Corp., Sub.           0           105,310         105,310
                                   Note, 7.50%, 11/1/2009
     0        100,000    100,000   Popular North America,            0           100,078         100,078
                                   5.65%, 4/15/2009
     0        250,000    250,000   US BANK NA, Sub. Note,            0           242,308         242,308
                                   4.95%, 10/30/2014
     0        250,000    250,000   Wachovia Bank NA, 4.80%,          0           238,601         238,601
                                   11/1/2014
     0        100,000    100,000   Wells Fargo Bank NA, Sub.         0           104,116         104,116
                                   Noet, 6.45%, 2/1/2011
     0        75,000     75,000    Zions Bancorp, Sub. Note,         0            73,204          73,204
                                   5.50%, 11/16/2015
                                                                     0         2,339,631       2,339,631
FINANCIAL INSTITUTIONS - BROKERAGE - 0.5%
     0        100,000    100,000   Amvescap PLC, Sr. Note,           0            97,471          97,471
                                   4.50%, 12/15/2009
     0        100,000    100,000   Bear Stearns & Cos., Inc.,        0            96,046          96,046
                                   Unsecd. Note, 3.25%,
                                   3/25/2009
     0        150,000    150,000   Goldman Sachs Group, Inc.,        0           148,556         148,556
                                   Note, 5.25%, 10/15/2013
     0        400,000    400,000   Merrill Lynch & Co., Inc.,        0           400,160         400,160
                                   Sr. Unsub., Series CORE,
                                   5.908%, 1/31/2008
     0        150,000    150,000   Merrill Lynch & Co., Inc.,        0           149,715         149,715
                                   Unsub. Note, 5.45%,
                                   7/15/2014
     0        100,000    100,000   Morgan Stanley, Note,             0            96,616          96,616
                                   4.00%, 1/15/2010
                                                                     0           988,564         988,564
FINANCIAL INSTITUTIONS - FINANCE NONCAPTIVE- 0.8%
     0        100,000    100,000   American Express Co.,             0            99,049          99,049
                                   Global Sr. Note, 4.75%,
                                   6/17/2009
     0        100,000    100,000   American General Finance          0            95,029          95,029
                                   Corp., 4.00%, 3/15/2011
     0        150,000    150,000   Berkshire Hathaway, Inc.,         0           145,363         145,363
                                   Company Guarantee, 4.85%,
                                   1/15/2015
     0        364,000    364,000   General Electric Capital,         0           360,192         360,192
                                   Note, 4.875% 10/21/2010
     0        100,000    100,000   General Electric Capital,         0            97,104          97,104
                                   Note, 4.875% 3/4/2015
     0        200,000    200,000   (1)(2) ILFC E-Capital             0           201,248         201,248
                                   Trust I, 5.90%, 12/21/2065
     0        100,000    100,000   International Lease               0            98,644          98,644
                                   Finance Corp., Note,
                                   4.875%, 9/1/2010
     0        75,000     75,000    SLM Corp. Note,  4.00%,           0            72,147          72,147
                                   1/15/2010
     0        300,000    300,000   SLM Corp. Note, Series A,         0           293,321         293,321
                                   3.950%, 8/15/2008
                                                                     0         1,462,097       1,462,097
FINANCIAL INSTITUTIONS - INSURANCE - HEALTH- 0.0%
     0        75,000     75,000    Aetna US Healthcare, Sr.          0            75,960          75,960
                                   Note, 5.75%, 6/15/2011
FINANCIAL INSTITUTIONS - INSURANCE - LIFE- 0.1%
     0        100,000    100,000   AXA-UAP, Sub. Note, 8.60%,        0           129,156         129,156
                                   12/15/2030
FINANCIAL INSTITUTIONS - INSURANCE - P&C - 0.3%
     0        100,000    100,000   St. Paul Travelers Co.,           0            99,632          99,632
                                   Inc., Sr. Unsecd. Note,
                                   5.50%, 12/1/2015
     0        500,000    500,000   (1)(2) ZFS Finance USA            0           507,375         507,375
                                   Trust I, Jr. Sub. Note,
                                   6.15%, 12/15/2065
                                                                     0           607,007         607,007
FINANCIAL INSTITUTIONS - REITS- 0.0%
     0        75,000     75,000    Health Care Property              0            75,488          75,488
                                   Investments, Inc., 5.95%,
                                   9/15/2011
FOREIGN-LOCAL- GOVERNMENT - 0.1%
     0        100,000    100,000   Ontario, Province of,             0            95,660          95,660
                                   Note, 4.50%, 2/3/2015
TECHNOLOGY - 0.1%
     0        75,000     75,000    Cisco Systems, Inc., Sr.          0            75,045          75,045
                                   Note, 5.25%, 2/22/2011
     0        100,000    100,000   Dell Computer Corp., Sr.          0           108,150         108,150
                                   Deb., 7.10%, 4/15/2028
     0        100,000    100,000   Oracle Corp., Sr. Unsecd.         0            98,849          98,849
                                   Note, Series WI, 5.00%,
                                   1/15/2011
                                                                     0           282,044         282,044
TRANSPORTATION - AIRLINES - 0.1%
     0        75,000     75,000    Southwest Airlines Co.,           0            77,870          77,870
                                   6.50%, 3/1/2012
     0        50,000     50,000    Southwest Airlines Co.,           0            54,324          54,324
                                   Deb., 7.375%, 3/1/2027
                                                                     0           132,194         132,194
TRANSPORTATION - RAILROADS - 0.1%
     0        75,000     75,000    Burlington Northern Santa         0            71,588          71,588
                                   Fe Corp., Sr. Note,
                                   4.875%, 1/15/2015
     0        100,000    100,000   Norfolk Southern Corp.,           0           104,746         104,746
                                   Sr. Note, 6.75%, 2/15/2011
     0        100,000    100,000   Union Pacific Corp.,              0            95,513          95,513
                                   4.875%, 1/15/2015
                                                                     0           271,847         271,847
TRANSPORTATION - SERVICES - 0.1%
     0        100,000    100,000   FedEx Corp., Note, 5.50%,         0           100,486         100,486
                                   8/15/2009
UTILITY - ELECTRIC - 0.5%
     0        100,000    100,000   Cleveland Electric Illum,         0            95,955          95,955
                                   Sr. Unsecd. Note, 5.95%,
                                   12/15/2036
     0        100,000    100,000   Consolidated Edison Col,          0           100,282         100,282
                                   Sr. Unsecd. Note, Series
                                   2006C, 5.50%, 9/15/2016
     0        100,000    100,000   Exelon Generation Co., Sr.        0            98,167          98,167
                                   Note, 5.35%, 1/15/2015
     0        100,000    100,000   First Energy Corp, Note,          0           104,176         104,176
                                   Series B, 6.45%,
                                   11/15/2011
     0        100,000    100,000   PSEG Power LLC, Company           0           108,535         108,535
                                   Guarantee, 7.75%,
                                   4/15/2011
     0        75,000     75,000    PSI Energy, Inc., Bond,           0            77,202          77,202
                                   6.05%, 6/15/2016
     0        100,000    100,000   Pacific Gas & Electric            0            95,519          95,519
                                   Co., Unsecd. Note, 4.20%,
                                   3/1/2011
     0        300,000    300,000   Wisconsin Power & Light           0           301,582         301,582
                                   Co., Note, 7.00%,
                                   6/15/2007
                                                                     0           981,418         981,418
UTILITY - NATURAL GAS DISTRIBUTOR - 0.1%
     0        100,000    100,000   Atmos Energy Corp., Sr.           0            96,448          96,448
                                   Note, 4.00%, 10/15/2009
                                   TOTAL CORPORATE NOTES &           0        13,040,431      13,040,431
                                   BONDS (IDENTIFIED COST
                                   $13,191,085)
GOVERNMENT AGENCIES- 4.7%
     0       4,000,000  4,000,000  Federal Home Loan Bank            0         4,048,648       4,048,648
                                   System, Bond, 5.375%,
                                   8/19/2011
     0       1,000,000  1,000,000  Federal Home Loan Mortgage        0           970,660         970,660
                                   Corp., 4.125%, 7/12/2010
     0       1,000,000  1,000,000  Federal Home Loan Mortgage        0         1,007,235       1,007,235
                                   Corp., 5.25%, 7/18/2011
     0       1,000,000  1,000,000  Federal Home Loan Mortgage        0         1,027,315       1,027,315
                                   Corp., 5.50%, 7/18/2016
     0       2,000,000  2,000,000  Federal National Mortgage         0         2,005,974       2,005,974
                                   Association, Note, 5.25%,
                                   1/15/2009
                                   TOTAL GOVERNMENT AGENCIES         0         9,059,832       9,059,832
                                   (IDENTIFIED COST
                                   $9,088,751)
MORTGAGE-BACKED SECURITIES- 0.0%
     0        28,977     28,977    Federal National Mortgage         0            29,662          29,662
                                   Association, Pool 408761
                                   7.00%, 12/1/2012
     0        12,635     12,635    Federal National Mortgage         0            13,130          13,130
                                   Association, Pool 512255,
                                   7.50%, 9/1/2014
     0        42,172     42,172    Federal National Mortgage         0            43,197          43,197
                                   Association, Pool 609554,
                                   7.50%, 10/1/2016
                                   TOTAL MORTGAGE-BACKED             0            85,989          85,989
                                   SECURITIES (IDENTIFIED
                                   COST $86,490)
U.S. TREASURY - 3.2%
     0       1,197,372  1,197,372  U.S. Treasury Inflation           0         1,209,912       1,209,912
                                   Protected Note, 2.500%,
                                   7/15/2016
     0       1,250,000  1,250,000  United States Treasury            0         1,170,233       1,170,233
                                   Bond, 4.500%, 2/15/2036
     0       4,000,000  4,000,000  United States Treasury            0         3,809,615       3,809,615
                                   Note, 3.875%, 2/15/2013
                                   TOTAL U.S. TREASURY               0         6,189,760       6,189,760
                                   (IDENTIFIED COST
                                   $6,287,764)
EXCHANGE TRADED FUNDS - 5.5%
     0        142,450    142,450   iShares MSCI EAFE Index           0        10,575,488      10,575,488
                                   Fund (Identified Cost
                                   $8,320,096)
MUTUAL FUND - 36.3%
 3,501,915       0      3,501,915  (4) Capital Appreciation        49,766,297          0      49,766,297
                                   Core Fund
   7,170      42,893     50,063    (4) Emerging Markets Fixed         150,294    899,113       1,049,407
                                   Income Core Fund
  136,795        0       136,795   (4) Federated Intermediate       1,359,738          0       1,359,738
                                   Corporate Bond Fund
   18,214        0       18,214    (4) Federated                      190,518          0         190,518
                                   International Bond Fund,
                                   Class A Shares
  219,197        0       219,197   (4) Federated                    2,623,793          0       2,623,793
                                   International Capital
                                   Appreciation Fund, Class A
                                   Shares
  245,895     807,927   1,053,822  (4) Federated Mortgage           2,422,063  7,958,084      10,380,147
                                   Core Portfolio
  111,037        0       111,037   (4) Federated U.S.               1,215,856          0       1,215,856
                                   Government Bond Fund
  113,208        0       113,208   (4) Federated U.S.               1,224,908          0       1,224,908
                                   Government Securities
                                   Fund, 2-5 Years,
                                   Institutional Shares
   49,234     270,466    319,700   (4) High Yield Bond                339,714  1,866,216       2,205,930
                                   Portfolio
                                   TOTAL MUTUAL FUNDS              59,293,181 10,723,413      70,016,594
                                   (IDENTIFIED COST
                                   $69,134,186)
REPURCHASE AGREEMENTS - 2.3%
    $502,000    $-      $502,000   Bank of America, NA,               502,000          0         502,000
                                   5.29%, dated 1/31/2007,
                                   maturing 2/1/2007
     -       $3,949,000 $3,949,000  Mizuho Securities USA,                   0  3,949,000       3,949,000
                                   Inc., 5.23%, dated
                                   1/31/2007, maturing
                                   2/1/2007
                                   TOTAL REPURCHASE                   502,000  3,949,000       4,451,000
                                   AGREEMENTS (AT COST)
                                   TOTAL INVESTMENTS               59,795,181 133,450,414     193,245,595
                                   (IDENTIFIED COST
                                   $181,137,949) - 100.3%
                                   OTHER ASSETS AND                            (573,252)       (603,008)
                                   LIABILITIES - (0.3)%              (29,756)
                                   TOTAL NET ASSETS - 100%                  $ $132,877,162    $192,642,587
                                                                   59,765,425

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

* Non Income Producing

(1) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $955,987, which represents 0.3% of combined total net assets.

(2) Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $955,987, which represented 0.3% of combined total net assets.

(3) Pledged as collateral to ensure FMDTBF is able to satisfy the obligations of its outstanding long futures contracts.

(4) All or a portion of this security will be sold as a result of the reorganization.

At January 31, 2007, FMDTBF had the following outstanding futures contracts:

                             Number of   Notional      Expiration   Unrealized
Description                  Contracts   Value         Date         Appreciation
United States
  Treasury Notes 10          13          $1,387,750    March 2007   $3,195
Year Futures - Long

FEDERATED GROWTH ALLOCATION FUND
FEDERATED MDT BALANCED FUND (A)
PRO FORMA COMBINING STATEMENTS OF ASSETS &
LIABILITIES
JANUARY 31, 2007 (UNAUDITED)



                                                   FEDERATED       FEDERATED MDT
                                                     GROWTH
                                                   ALLOCATION        BALANCED          PRO FORMA         PRO FORMA
                                                      FUND             FUND           ADJUSTMENT         COMBINED
ASSETS:
Investments in securities, at value                $59,795,181      $133,450,414                $0      $193,245,595
Cash                                                       719            55,099                 0            55,818
Income receivable                                       28,589           490,275                 0           518,864
Receivable for investments sold                              0         1,951,046                 0         1,951,046
Receivable for daily variation margin                        0             5,078                 0             5,078
Receivable for shares sold                              22,652           490,141                 0           512,793
     Total assets                                                                                0       196,289,194
                                                    59,847,141       136,442,053
LIABILITIES:
Payable for investments purchased                            0         3,227,423                 0         3,227,423
Payable for shares redeemed                                  0           189,772                 0           189,772
Payable for administrative personnel and                     0            58,585                 0            58,585
services fee
Payable for Directors'/Trustees' fees                      239             3,351                 0             3,590
Payable for distribution services fees                  12,482             6,465                 0            18,947
Payable for shareholder services fees                   11,035            17,189                 0            28,224
Accrued expenses                                        57,960            62,106                 0           120,066
     Total liabilities                                  81,716         3,564,891                 0         3,646,607
NET ASSETS                                         $59,765,425      $132,877,162                $0      $192,642,587
NET ASSETS CONSIST OF:
Paid-in capital                                    $53,761,838      $119,990,246                $0       173,752,084
Net unrealized appreciation of investments           8,054,184        11,169,995                 0        19,224,179
Accumulated net realized gain (loss) on            (2,023,939)         1,361,224                 0         (662,715)
investments
Undistributed (distributions in excess of)                                                       0           329,039
net investment income                                 (26,658)           355,697
     Total Net Assets                              $59,765,425      $132,877,162                $0      $192,642,587
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE

INSTITUTIONAL SHARES:
NET ASSETS                                         $31,569,657       $81,798,718                   (b)   $81,798,718
                                                                                     $(31,569,657)
SHARES OUTSTANDING                                   2,139,756         6,016,580                   (b)     6,016,580
                                                                                       (2,139,756)
NET ASSET VALUE PER SHARE                               $14.75            $13.60                              $13.60
OFFERING PRICE PER SHARE                                $14.75            $13.60                              $13.60
REDEMPTION PROCEEDS PER SHARE                           $14.75            $13.60                              $13.60

CLASS A SHARES:
NET ASSETS                                                 $ -       $39,521,221       $31,569,657 (b)   $71,090,878
SHARES OUTSTANDING                                           0         2,912,633                   (b)     5,239,063
                                                                                         2,326,430
NET ASSET VALUE PER SHARE                                $0.00            $13.57                              $13.57
OFFERING PRICE PER SHARE*                                $0.00            $14.36  *                           $14.36  *
REDEMPTION PROCEEDS PER SHARE                            $0.00            $13.57                              $13.57

CLASS C SHARES:
NET ASSETS                                                 $ -       $11,557,128       $28,195,767 (b)   $39,752,895
SHARES OUTSTANDING                                           0           857,794                   (b)     2,951,021
                                                                                         2,093,227
NET ASSET VALUE PER SHARE                                $0.00            $13.47                              $13.47
OFFERING PRICE PER SHARE                                 $0.00            $13.61 **                           $13.61 **
REDEMPTION PROCEEDS PER SHARE                            $0.00            $13.34 ***                          $13.34 ***

CLASS K SHARES:
NET ASSETS                                                 $ -               $95               $ -              $ 95
SHARES OUTSTANDING                                           0                 7                                   7
                                                                                                 -
NET ASSET VALUE PER SHARE                                $0.00            $13.60                              $13.60
OFFERING PRICE PER SHARE                                 $0.00            $13.60                              $13.60
REDEMPTION PROCEEDS PER SHARE                            $0.00            $13.60                              $13.60

SELECT SHARES:
NET ASSETS                                         $28,195,767               $ -                   (b)           $ -
                                                                                     $(28,195,767)
SHARES OUTSTANDING                                   1,926,908                 0                   (b)             0
                                                                                       (1,926,908)
NET ASSET VALUE PER SHARE                               $14.63             $0.00                               $0.00
OFFERING PRICE PER SHARE                                $14.63             $0.00                               $0.00
REDEMPTION PROCEEDS PER SHARE                           $14.63             $0.00                               $0.00


Investments, at identified cost                    $58,854,335      $122,283,614                $0      $181,137,949
Investments in affiliated issuers                  $59,293,181       $10,723,413                $0       $70,016,594

*Computation of offering price per share 100/94.50 of net asset value.
**Computation of offering price per share 100/99 of net asset value.
**Computation of redemption price per share 99/100 of net asset value.

(a) MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8, 2006.  Prior to the reorganization, Federated MDT Balanced Fund had no investment operations. Federated MDT Balanced Fund is the successor to
MDT Balanced Fund.
(b)  Adjustment to reflect share balance as a result of the combination.


FEDERATED GROWTH ALLOCATION FUND
FEDERATED MDT BALANCED FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)





                                                            FEDERATED       FEDERATED
                                                             GROWTH            MDT
                                                           ALLOCATION       BALANCED           PRO FORMA       PRO FORMA
                                                              FUND            FUND             ADJUSTMENT       COMBINED
INVESTMENT INCOME:
Dividends                                                     $340,315        $867,491                 $0       $1,207,806
Interest                                                        39,893         956,499                  0          996,392
Investment income allocated from affiliated                    483,785           7,971                  0          491,756
partnerships
TOTAL INVESTMENT INCOME:                                       863,993       1,831,961                  0        2,695,954
EXPENSES:
Investment advisory fee                                        238,398         417,680                  0          656,078
Administrative personnel and services fee                       96,277         115,946           (96,277) (a)      115,946
Custodian fees                                                   3,534          19,922              3,398 (b)       26,854
Transfer and dividend disbursing agent fees and                 66,589         112,388              8,123 (c)      187,100
expenses
Directors'/Trustees' fees                                        2,015           1,614                202 (d)        3,831
Auditing fees                                                    4,474          10,082            (4,474) (e)       10,082
Legal fees                                                       5,404           4,537            (4,900) (f)        5,041
Portfolio accounting fees                                       27,270          42,415           (24,537) (g)       45,148
Distribution services fee - Class A Shares                           0          18,948             29,219 (h)       48,167
Distribution services fee - Class C Shares                           0          34,989            143,839 (h)      178,828
Distribution services fee - Select Shares                      116,219               0          (116,219) (h)            0
Shareholder services fee - Class A Shares                            0          13,539             11,510 (i)       25,049
Shareholder services fee - Class C Shares                            0           3,650             10,935 (i)       14,585
Shareholder services fee - Institutional Shares                 32,508               0           (32,508) (i)            0
Shareholder services fee - Select Shares                        42,382               0           (42,382) (i)            0
Share registration costs                                        13,996          30,724            (6,563) (j)       38,157
Printing and postage                                            19,639          18,702           (12,483) (k)       25,858
Insurance premiums                                               2,906           4,607            (3,127) (l)        4,386
Miscellaneous                                                    2,454           2,439            (2,272) (m)        2,621
     EXPENSES BEFORE ALLOCATION                                674,065         852,182          (138,516)        1,387,731
Expenses allocated from partnerships                            16,838              78                  0           16,916
     TOTAL EXPENSES                                            690,903         852,260          (138,516)        1,404,647
WAIVERS AND REIMBURSEMENTS--
  Waiver/Reimbursement of investment adviser fee                                                          (n)     (52,688)
                                                              (26,539)        (76,553)             50,404
  Waiver of administrative personnel and services             (17,327)        (57,249)             25,302 (o)     (49,274)
fee
  Waiver of distribution services fee - Select                (38,716)               0             38,716 (p)            0
Shares
  Reimbursement of shareholder services fee -                 (25,301)               0             25,301 (q)            0
Institutional Shares
  Reimbursement of transfer and dividend                             0         (8,286)                  0          (8,286)
disbursing agent fees and expenses
  Reimbursement of other operating expenses                    (8,582)               0              8,582 (r)            0
TOTAL WAIVERS AND REIMBURSEMENTS                             (116,465)       (142,088)            148,305        (110,248)
NET EXPENSES                                                   574,438         710,172              9,789        1,294,399
     NET INVESTMENT INCOME                                    $289,555      $1,121,789           ($9,789)       $1,401,555
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                               729,875       1,869,675                  0        2,599,550
Net realized gain allocated from partnerships                3,248,999           3,965                  0        3,252,964
Realized gain distributions from affiliated                    170,449               0                  0          170,449
investment company shares
Net change in unrealized appreciation                        2,498,194       6,469,699                  0        8,967,893
(depreciation) of investments
     Net realized and unrealized gain on                     6,647,517       8,343,339                  0       14,990,856
investments
          Change in net assets resulting from               $6,937,072      $9,465,128           ($9,789)      $16,392,411
operations


* MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8, 2006.  Prior to the reorganization, Federated MDT Balanced Fund had no investment operations.  Federated MDT Balanced Fund is the successor to MDT
Balanced Fund.

(See Notes to Pro Forma Financial Statements)



                        FEDERATED GROWTH ALLOCATION FUND
                          FEDERATED MDT BALANCED FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                 SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

FGAF, a series of Federated Managed Allocation Portfolios, is registered under the Investment Company Act of 1940, as amended (the "Act), as an open-end management investment company. The Fund consists of two classes of shares:
Institutional Shares and Select Shares.

FMDTBF, a series of Federated MDT Series, is registered under the Act as an open-end, management investment company. MDT Balanced Fund (the "Predecessor Fund") was reorganized into FMDTBF as of the close of business on December 8, 2006. Prior to the reorganization, FMDTBF had no investment operations. FMDTBF is the successor to the Predecessor Fund. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from August 1, 2006 to January 31, 2007. FMDTBF consists of four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. Class K Shares became effective December 11, 2006.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of FGAF and FMDTBF for the six months ended January 31, 2007. These statements have been derived from the books and records utilized in calculating daily net asset values at January 31, 2007.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of FGAF and FMDTBF which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of FGAF for Class A Shares and Class C Shares of FMDTBF. Under generally accepted accounting principles, FMDTBF will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the investment advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended January 31, 2007, FGAF and FMDTBF paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the reorganization will be borne by Federated Investors, Inc. and its affiliates.

NOTE 3. PORTFOLIO VALUATION

Market values of each Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


NOTE 4. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares and Class C Shares net asset value per share assumes the issuance of 2,326,430 Class A Shares and 2,093,227 Class C Shares, respectively, of FMDTBF in exchange for 2,139,756 Institutional Shares and 1,926,908 Select Shares of FGAF which would have been issued at July 31, 2006 in connection with the proposed reorganization.



NOTE 5. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, FMDTBF intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 6.  PROFORMA ADJUSTMENTS


(a) Federated Administrative Services (FAS), under the Administrative Services Agreement, provides FMDTBF with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Under a similar plan, FAS provides FGAF with certain administrative personnel and services necessary to operate the Fund. An adjustment to the combined administrative personnel and services fee reflects the fee structure of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(b) Adjustment to reflect custodian fees resulting from the combining of two portfolios into one.

(c) Adjustment to reflect transfer and dividend disbursing agent fees and expenses resulting from the combining of two portfolios into one.

(d) Adjustment to reflect directors'/trustees' fees resulting from the combining of two portfolios into one.

(e) Adjustment to reflect auditing fees resulting from the combining of two portfolios into one.

(f) Adjustment to reflect legal fees resulting from the combining of two portfolios into one.

(g) Adjustment to reflect portfolio accounting fees resulting from the combining of two portfolios into one.

(h) Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the Act, FMDTBF may incur distribution expenses of 0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor. Prior to the reorganization of the Fund on December 8, 2006, the Predecessor Fund incurred distribution expenses of 0.25% and 1.00% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively. FSC may voluntarily choose to waive any portion of its fee. Under a similar plan, FGAF may incur distribution expenses up to 0.75% of the Select Shares average daily net assets. Adjustment is to reflect expense structure of FMDTBF on average daily net assets of Federated MDT Pro Forma Combined Fund.

(i) Effective December 11, 2006, under the terms of a Shareholder Services Agreement, FMDTBF may pay fees up to 0.25% of the average daily net assets of Fund's Class A and Class C shares to financial intermediaries or to Federated Shareholder Services Company (FSSC). Prior to the reorganization, the Predecessor Fund did not incur a shareholder services fee. Under a similar plan, FGAF may pay fees up to 0.25% of the average daily net assets of Institutional Shares and Select Shares to financial intermediaries or to FSSC. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. Adjustment is to reflect expense structure of FMDTBF on average daily net assets of Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect share registration costs resulting from the combining of two portfolios into one.

(k) Adjustment to reflect share printing and postage resulting from the combining of two portfolios into one.

(l) Adjustment to reflect share insurance premiums resulting from the combining of two portfolios into one.

(m) Adjustment to reflect share miscellaneous expenses resulting from the combining of two portfolios into one.

(n) Under the investment advisory contract, Federated MDTA LLC (the "Adviser") is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, in order to limit the aggregate annual operating expenses (excluding interest, taxes and brokerage commissions) for FMDTBF's Class A Shares, Class C Shares and Institutional Shares to not more than 1.50%, 2.50% and 1.25%, respectively, of average daily net assets. The Adviser has agreed to keep these contractual limitations in place through December 8, 2008. The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of FMDTBF. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. An adjustment to the combined waiver of investment adviser fee reflects the fee structure of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(o) Effective July 15, 2006, FAS contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from FMDTBF under the Agreement. The level of fees payable by FMDTBF to FAS for the period will not exceed the level of fees which FMDTBF would have paid during the period to its pervious service provider under its previous administrative services agreement. This contractual commitment ended with the reorganization on December 8, 2006. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion. An adjustment to the combined waiver of administrative personnel and services fee reflects the fee structure of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(p) An adjustment to the combined waiver of distribution services fee reflects the fee structure of FMDTBF, which does not waive distribution services fee.

(q) An adjustment to the combined waiver and/or reimbursement of shareholder services fee reflects the fee structure of FMDTBF, which does not waive and/or reimburse shareholder services fee.

(r) An adjustment to the combined reimbursement of other operating expenses reflects the fee structure of FMDTBF, which does not reimburse other operating expenses

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Growth Allocation Fund
(FGAF) and Federated MDT Balanced Fund (FMDTBF), for the period ended July 31, 2006. MDT Balanced Fund (the "Predecessor Fund") was reorganized into FMDTBF as of the close of business on December 8, 2008. Prior to the reorganization, FMDTBF had no investment operations. FMDTBF is the successor to the Predecessor Fund. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from August 1, 2005 to July 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at July 31, 2006.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of FGAF for Class A Shares and Class C Shares of FMDTBF. Under generally accepted accounting principles, FMDTBF will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

FEDERATED GROWTH
ALLOCATION FUND
FEDERATED MDT
BALANCED FUND (1)
PRO FORMA COMBINING PORTFOLIO
OF INVESTMENTS
JULY 31, 2006
(UNAUDITED)

FEDERATED  FEDERATED                                                                  FEDERATED   FEDERATED
  GROWTH      MDT        PRO                                                            GROWTH       MDT       PRO FORMA
            BALANCED    FORMA                                                                      BALANCED
ALLOCATION    FUND     COMBINED                                                       ALLOCATION     FUND      COMBINED
   FUND                                                                                  FUND

       SHARES                                                                           VALUE
 COMMON STOCKS - 32.2%
AEROSPACE & DEFENSE - 0.2%
    0        1,400      1,400   Honeywell International Inc.                              0          $54,180      $54,180
    0        5,100      5,100   Raytheon Company                                          0          229,857      229,857
    0        1,100      1,100   Rockwell Collins, Inc.                                    0           58,707       58,707
                                                                                          0          342,744      342,744
BEVERAGES - 0.3%
    0        6,900      6,900   Coca-Cola Co.                                             0          307,050      307,050
    0        1,600      1,600   Hansen Natural Corp.*                                     0           73,584       73,584
                                                                                          0          380,634      380,634

BIOTECHNOLOGY - 0.9%
    0        6,100      6,100   Celgene Corp.*                                            0          292,129      292,129
    0        1,400      1,400   Cephalon, Inc.*                                           0           92,036       92,036
    0        11,800    11,800   Genentech, Inc.*                                          0          953,676      953,676
                                                                                          0        1,337,841    1,337,841


BUILDING PRODUCTS - 0.1%
    0        1,900      1,900   American Standard Companies                               0           73,397       73,397
CAPITAL MARKETS - 2.5%
    0        2,900      2,900   Bear Stearns & Co., Inc.                                  0          411,423      411,423
    0        14,500    14,500   Lehman Brothers Holdings, Inc.                            0          941,775      941,775
    0        3,300      3,300   Merrill Lynch & Co., Inc.                                 0          240,306      240,306
    0        29,600    29,600   Morgan Stanley                                            0        1,968,400    1,968,400
    0        1,100      1,100   OptionsXpress Holdings, Inc.                              0           28,798       28,798
                                                                                          0        3,590,702    3,590,702

CHEMICALS - 0.1%
    0         300        300    Ashland, Inc.                                             0           19,953       19,953
    0         500        500    FMC Corp.                                                 0           30,845       30,845
    0         700        700    OM Group, Inc.*                                           0           24,584       24,584
                                                                                          0           75,382       75,382

COMMERCIAL BANKS - 0.6%
    0        5,600      5,600   Comerica Incorporated                                     0          327,880      327,880
    0         700        700    Huntington Bancshares Incorporated                        0           17,045       17,045
    0        1,100      1,100   M & T Bank Corp.                                          0          134,112      134,112
    0        7,700      7,700   National City Corporation                                 0          277,200      277,200
    0        1,300      1,300   SunTrust Banks, Inc.                                      0          102,531      102,531
    0        1,000      1,000   UnionBanCal Corporation                                   0           61,790       61,790
                                                                                          0          920,558      920,558

COMMERCIAL SERVICES & SUPPLIES - 0.4%
    0         700        700    Corporate Executive Board Co.                             0           65,800       65,800
    0         700        700    Dun & Bradstreet Corp.*                                   0           46,704       46,704
    0        1,200      1,200   Republic Services, Inc.                                   0           48,192       48,192
    0        4,100      4,100   Robert Half International Inc.                            0          132,676      132,676
    0        7,200      7,200   Waste Management, Inc.                                    0          247,536      247,536
                                                                                          0          540,908      540,908
COMMUNICATIONS EQUIPMENT - 0.9%
    0        1,400      1,400   Comverse Technology, Inc.*                                0           27,132       27,132
    0        37,700    37,700   QUALCOMM Incorporated                                     0        1,329,302    1,329,302
                                                                                          0        1,356,434    1,356,434

CONSTRUCTION MATERIALS - 0.1%
    0        1,300      1,300   Martin Marietta Materials                                 0          104,676      104,676
CONSUMER FINANCE - 0.2%
    0        2,300      2,300   AmeriCredit Corp.*                                        0           56,557       56,557
    0         600        600    CompuCredit Corp.*                                        0           19,602       19,602
    0        1,200      1,200   First Marblehead Corp.                                    0           54,960       54,960
    0        2,100      2,100   SLM Corporation                                           0          105,630      105,630
                                                                                          0          236,749      236,749

CONTAINERS & PACKAGING - 0.0%
    0         800        800    Temple-Inland Inc.                                        0           34,032       34,032
DIVERSIFIED CONSUMER SERVICES - 0.1%
    0        1,100      1,100   Apollo Group, Inc., Class A*                              0           52,052       52,052
    0         300        300    ITT Educational Services, Inc.*                           0           20,226       20,226
    0         700        700    Jackson Hewitt Tax Service, Inc.                          0           23,891       23,891
                                                                                          0           96,169       96,169

DIVERSIFIED FINANCIAL SERVICES - 0.6%
    0        12,500    12,500   CIT Group Inc.                                            0          573,875      573,875
    0         200        200    Chicago Mercantile Exchange Holdings, Inc.                0           92,240       92,240
    0        3,300      3,300   Moody's Corporation                                       0          181,104      181,104
                                                                                          0          847,219      847,219

ELECTRIC UTILITIES - 0.1%
    0        2,900      2,900   Allegheny Energy, Inc.*                                   0          119,045      119,045
    0        1,200      1,200   Edison International                                      0           49,656       49,656
                                                                                          0          168,701      168,701

ELECTRICAL EQUIPMENT - 0.1%
    0        1,100      1,100   Rockwell Automation, Inc.                                 0           68,178       68,178
    0         500        500    Roper Industries, Inc.                                    0           22,600       22,600
                                                                                          0           90,778       90,778

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
    0         700        700    Amphenol Corp., Class A                                   0           39,256       39,256
    0        2,500      2,500   Arrow Electronics, Inc.*                                  0           70,650       70,650
    0        3,600      3,600   Ingram Micor, Inc., Class A*                              0           63,468       63,468
    0         400        400    Rogers Corp.*                                             0           22,800       22,800
                                                                                          0          196,174      196,174

ENERGY EQUIPMENT & SERVICES - 2.9%
    0        8,500      8,500   Baker Hughes, Inc.                                        0          679,575      679,575
    0         800        800    Cameron International Corp.*                              0           40,328       40,328
    0        1,500      1,500   Diamond Offshore Drilling, Inc.                           0          118,395      118,395
    0        1,400      1,400   FMC Technologies, Inc.*                                   0           88,228       88,228
    0        2,200      2,200   Grant Prideco, Inc.*                                      0          100,122      100,122
    0        14,700    14,700   Hess Corp.                                                0          777,630      777,630
    0        3,600      3,600   National-Oilwell, Inc.*                                   0          241,344      241,344
    0         900        900    Oceaneering International, Inc.*                          0           39,348       39,348
    0        29,100    29,100   Schlumberger Ltd.                                         0        1,945,335    1,945,335
    0         800        800    Superior Energy Services, Inc.*                           0           27,400       27,400
    0         400        400    Veritas DGC, Inc.*                                        0           22,908       22,908
                                                                                          0        4,080,613    4,080,613
FOOD & STAPLES RETAILING - 0.0%
    0         900        900    Longs Drug Stores Corp.                                   0           37,008       37,008
FOOD PRODUCTS - 0.3%
    0        1,000      1,000   Dean Foods Co.*                                           0           37,530       37,530
    0        3,800      3,800   General Mills, Inc.                                       0          197,220      197,220
    0        2,200      2,200   Hershey Foods Corp.                                       0          120,934      120,934
    0        2,100      2,100   Kellogg Co.                                               0          101,157      101,157
                                                                                          0          456,841      456,841

HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
    0         600        600    Hologic, Inc.*                                            0           26,946       26,946
    0         200        200    IDEXX Laboratories, Inc.*                                 0           17,700       17,700
    0         500        500    Intuitive Surgical, Inc.*                                 0           47,600       47,600
    0        8,800      8,800   Medtronic, Inc.                                           0          444,576      444,576
                                                                                          0          536,822      536,822

HEALTH CARE PROVIDERS & SERVICES - 0.6%
    0         800        800    CIGNA Corp.                                               0           73,000       73,000
    0        4,100      4,100   Cardinal Health, Inc.                                     0          274,700      274,700
    0        2,300      2,300   Caremark Rx, Inc.                                         0          121,440      121,440
    0         600        600    Express Scripts, Inc., Class A*                           0           46,218       46,218
    0         400        400    LCA Vision, Inc.                                          0           17,260       17,260
    0        1,900      1,900   Laboratory Corporation of America Holdings*               0          122,398      122,398
    0         700        700    Lincare Holdings, Inc.*                                   0           24,367       24,367
    0         900        900    Quest Diagnostic, Inc.                                    0           54,108       54,108
    0         500        500    Universal Health Services, Inc., Class B                  0           28,000       28,000
    0         500        500    WellPoint, Inc.*                                          0           37,250       37,250
                                                                                          0          798,741      798,741

HEALTH CARE TECHNOLOGY - 0.1%
    0        3,400      3,400   Emdeon Corp.*                                             0           40,902       40,902
    0        1,500      1,500   IMS Health, Inc.                                          0           41,160       41,160
                                                                                          0           82,062       82,062

HOTELS RESTAURANTS & LEISURE - 1.1%
    0        4,000      4,000   International Game Technology                             0          154,640      154,640
    0        9,200      9,200   Las Vegas Sand Corp.*                                     0          570,676      570,676
    0        20,100    20,100   Starbucks Corp.*                                          0          688,626      688,626
    0        2,700      2,700   Yum! Brands, Inc.                                         0          121,500      121,500
                                                                                          0        1,535,442    1,535,442

HOUSEHOLD DURABLES - 0.4%
    0        2,400      2,400   Beazer Homes USA, Inc.                                    0          100,056      100,056
    0        3,800      3,800   Centex Corporation                                        0          179,778      179,778
    0        2,200      2,200   KB HOME                                                   0           93,544       93,544
    0         600        600    Meritage Corp.*                                           0           23,262       23,262
    0        1,500      1,500   Pulte Homes, Inc.                                         0           42,750       42,750
    0        1,100      1,100   The Ryland Group, Inc.                                    0           44,935       44,935
    0        1,400      1,400   Standard-Pacific Corp.                                    0           31,262       31,262
    0        1,100      1,100   Toll Brothers, Inc.*                                      0           28,127       28,127
    0        1,100      1,100   WCI Communities, Inc.*                                    0           17,281       17,281
                                                                                          0          560,995      560,995

HOUSEHOLD PRODUCTS - 0.2%
    0        5,000      5,000   Kimberly-Clark Corp.                                      0          305,250      305,250
INDEPENDENT POWER PRODUCERS - 0.0%
    0        4,400      4,400   Reliant Resources, Inc.*                                  0           55,352       55,352
INDUSTRIAL CONGLOMERATES - 0.7%
    0        30,700    30,700   General Electric Co.                                      0        1,003,583    1,003,583
INSURANCE - 5.1%
    0        25,950    25,950   The Allstate Corporation                                  0        1,474,479    1,474,479
    0        3,300      3,300   AMBAC Financial Group, Inc.                               0          274,263      274,263
    0        2,100      2,100   American Financial Group, Inc.                            0           88,431       88,431
    0        11,400    11,400   American International Group, Inc.                        0          691,638      691,638
    0        4,200      4,200   Assurant, Inc.                                            0          202,314      202,314
    0        5,400      5,400   Berkley, W.R. Corp.                                       0          194,400      194,400
    0         300        300    CNA Financial Corp.*                                      0           10,185       10,185
    0        7,800      7,800   The Chubb Corporation                                     0          393,276      393,276
    0        1,800      1,800   Commerce Group, Inc.                                      0           54,378       54,378
    0        1,300      1,300   Hanover Insurance Group, Inc.*                            0           60,164       60,164
    0        9,100      9,100   Hartford Financial Services Group, Inc.                   0          772,044      772,044
    0         500        500    LandAmerica Financial Group, Inc.                         0           31,915       31,915
    0        4,000      4,000   MBIA Insurance Corp.                                      0          235,240      235,240
    0        25,200    25,200   Metlife, Inc.                                             0        1,310,400    1,310,400
    0        1,400      1,400   Nationwide Financial Services, Inc. - Class A             0           63,112       63,112
    0        1,200      1,200   Philadelphia Consolidated Holding Corp.*                  0           40,644       40,644
    0        1,800      1,800   Protective Life Corporation                               0           83,358       83,358
    0        2,800      2,800   Radian Group, Inc.                                        0          172,284      172,284
    0        1,600      1,600   Reinsurance Group of America, Incorporated                0           79,312       79,312
    0        4,000      4,000   SAFECO Corporation                                        0          214,880      214,880
    0         700        700    Selective Insurance Group, Inc.                           0           35,700       35,700
    0         900        900    StanCorp Financial Group, Inc.                            0           38,781       38,781
    0        16,900    16,900   The St. Paul Travelers Companies, Inc.                    0          774,020      774,020
    0         400        400    Torchmark Corporation                                     0           24,188       24,188
    0         500        500    Unitrin, Inc.                                             0           20,000       20,000
                                                                                          0        7,339,406    7,339,406

INTERNET & CATALOG RETAIL - 0.0%
    0         700        700    Priceline.com, Inc.*                                      0           18,816       18,816
IT SERVICES - 0.3%
    0        2,500      2,500   Cognizant Technology Solutions Corp.*                     0          163,725      163,725
    0        1,600      1,600   Computer Sciences Corp.*                                  0           83,824       83,824
    0         900        900    DST Systems, Inc.*                                        0           50,679       50,679
    0        1,800      1,800   Fiserv, Inc.*                                             0           78,588       78,588
    0         600        600    Global Payments, Inc.                                     0           25,524       25,524
                                                                                          0          402,340      402,340

LEISURE EQUIPMENT & PRODUCTS - 0.0%
    0        1,500      1,500   Brunswick Corp.                                           0           44,355       44,355
MACHINERY - 0.5%
    0         600        600    Bucyrus International, Inc.                               0           29,226       29,226
    0        1,500      1,500   Danaher Corp.                                             0           97,800       97,800
    0        3,700      3,700   Deere & Company                                           0          268,509      268,509
    0         800        800    Dover Corp.                                               0           37,712       37,712
    0         800        800    Gardner Denver, Inc.*                                     0           27,720       27,720
    0        1,000      1,000   Ingersoll-Rand Co., Class A                               0           35,800       35,800
    0        2,800      2,800   Joy Global, Inc.                                          0          105,056      105,056
    0         700        700    SPX Corp.                                                 0           38,255       38,255
    0        2,300      2,300   Timken Co.                                                0           74,060       74,060
                                                                                          0          714,138      714,138

MARINE - 0.0%
    0         700        700    American Commercial Lines, Inc.*                          0           38,465       38,465
MEDIA - 1.4%
    0        5,700      5,700   Clear Channel Communications, Inc.                        0          165,015      165,015
    0        13,900    13,900   Comcast Corp., Class A*                                   0          477,882      477,882
    0        2,600      2,600   Discovery Holding Co., Class A*                           0           34,632       34,632
    0        4,600      4,600   McGraw-Hill Cos., Inc.                                    0          258,980      258,980
    0        39,800    39,800   News Corp., Inc.                                          0          765,752      765,752
    0        2,300      2,300   Omnicom Group, Inc.                                       0          203,573      203,573
    0        9,500      9,500   Time Warner, Inc.                                         0          156,750      156,750
                                                                                          0        2,062,584    2,062,584

METALS & MINING - 0.3%
    0         500        500    Commercial Metals Company                                 0           11,345       11,345
    0        1,800      1,800   Phelps Doge Corp.                                         0          157,212      157,212
    0         600        600    Schnitzer Steel Industries, Inc. - Class A                0           20,340       20,340
    0        3,900      3,900   United States Steel Corporation                           0          245,973      245,973
    0        1,900      1,900   Worthington Industries, Inc.                              0           38,798       38,798
                                                                                          0          473,668      473,668
MULTILINE RETAIL - 0.2%
    0        4,700      4,700   Dollar Tree Stores, Inc.*                                 0           63,074       63,074
    0        4,400      4,400   Target Corp.                                              0          202,048      202,048
                                                                                          0          265,122      265,122

MULTI-UTILITIES & UNREGULATED POWER - 0.1%
    0        3,800      3,800   PG&E Corp.                                                0          158,384      158,384
OIL & GAS - 3.0%
    0        22,500    22,500   Anadarko Petroleum Corporation                            0        1,029,150    1,029,150
    0        2,900      2,900   Apache Corporation                                        0          204,363      204,363
    0        30,400    30,400   ChevronTexaco Corporation                                 0        1,999,712    1,999,712
    0        10,000    10,000   Devon Energy Corp.                                        0          646,400      646,400
    0         700        700    General Maritime Corp.                                    0           25,410       25,410
    0         500        500    Marathon Oil Corp.                                        0           45,320       45,320
    0        1,600      1,600   OMI Corporation                                           0           35,296       35,296
    0         800        800    Overseas Shipholding Group, Inc.                          0           51,512       51,512
    0        2,000      2,000   Pogo Producing Company                                    0           88,540       88,540
    0         600        600    Swift Energy Company*                                     0           28,800       28,800
    0        1,400      1,400   Tesoro Petroleum Corp.                                    0          104,720      104,720
                                                                                          0        4,259,223    4,259,223

PAPER & FOREST PRODUCTS - 0.2%
    0        2,900      2,900   Louisiana-Pacific Corporation                             0           58,000       58,000
PHARMACEUTICALS - 0.2%
    0        3,400      3,400   Forest Laboratories, Inc., Class A*                       0          157,454      157,454
    0        4,300      4,300   Schering Plough Corp.                                     0           87,892       87,892
                                                                                          0          245,346      245,346

REAL ESTATE INVESTMENT TRUSTS - 3.3%
    0        3,000      3,000   Alexandria Real Estate Equities, Inc.                     0          283,260      283,260
    0        5,750      5,750   Archstone-Smith Trust                                     0          301,703      301,703
    0        2,700      2,700   Avalonbay Communities, Inc.                               0          315,684      315,684
    0        3,650      3,650   Boston Properties, Inc.                                   0          358,430      358,430
    0        4,950      4,950   Developers Diversified Realty Corporation                 0          261,261      261,261
    0        6,100      6,100   Equity Residential Properties Trust                       0          283,711      283,711
    0        6,100      6,100   General Growth Properties, Inc.                           0          278,404      278,404
    0        3,500      3,500   Health Care Property Investors, Inc.                      0           95,970       95,970
    0        2,800      2,800   Hospitality Properties Trust                              0          121,996      121,996
    0        7,200      7,200   Kimco Realty Corporation                                  0          282,528      282,528
    0        4,100      4,100   Plum Creek Timber Company, Inc.                           0          139,646      139,646
    0        3,000      3,000   Post Properties, Inc.                                     0          144,030      144,030
    0        6,400      6,400   ProLogis                                                  0          354,240      354,240
    0        3,000      3,000   Public Storage, Inc.                                      0          240,870      240,870
    0        8,500      8,500   Reckson Associates Realty Corp.                           0          378,505      378,505
    0        3,000      3,000   Simon Property Group, Inc.                                0          256,590      256,590
    0        7,000      7,000   Tanger Factory Outlet Centers, Inc.                       0          230,300      230,300
    0        3,650      3,650   Vornado Realty Trust                                      0          381,607      381,607
                                                                                          0        4,708,735    4,708,735

ROAD & RAIL - 0.2%
    0         400        400    AMERCO*                                                   0           35,280       35,280
    0         500        500    Arkansas Best Corporation                                 0           22,215       22,215
    0        1,100      1,100   CSX Corp.                                                 0           66,748       66,748
    0        1,800      1,800   Swift Transportation Co., Inc.*                           0           48,150       48,150
    0         500        500    Union Pacific Corp.                                       0           42,500       42,500
                                                                                          0          214,893      214,893

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 1.1%
    0        6,500      6,500   Altera Corporation*                                       0          112,515      112,515
    0        3,200      3,200   Analog Devices, Inc.                                      0          103,456      103,456
    0         700        700    Atheros Communications, Inc.*                             0           11,564       11,564
    0        7,500      7,500   Linear Technology Corporation                             0          242,625      242,625
    0        12,400    12,400   Marvell Technology Group Ltd.*                            0          230,020      230,020
    0        7,500      7,500   Maxim Integrated Products, Inc.*                          0          220,350      220,350
    0        1,700      1,700   Novellus Systems, Inc.*                                   0           43,027       43,027
    0        20,600    20,600   Texas Instruments, Inc.                                   0          613,468      613,468
                                                                                          0        1,577,025    1,577,025

SOFTWARE - 1.4%
    0        1,500      1,500   Informatica Corp.*                                        0           20,955       20,955
    0        80,100    80,100   Microsoft Corp.                                           0        1,924,803    1,924,803
    0        2,400      2,400   Red Hat, Inc.*                                            0           56,832       56,832
                                                                                          0        2,002,590    2,002,590
SPECIALTY RETAIL - 0.3%
    0         500        500    The Children's Place Retail Stores, Inc.*                 0           27,910       27,910
    0        10,600    10,600   The Gap, Inc.                                             0          183,910      183,910
    0        1,100      1,100   Guess?, Inc.*                                             0           46,860       46,860
    0        1,200      1,200   Pacific Sunwear of California*                            0           20,016       20,016
    0        1,050      1,050   Select Comfort Corporation*                               0           21,158       21,158
    0         800        800    Talbots, Inc.                                             0           16,504       16,504
    0         700        700    Tiffany & Co.                                             0           22,113       22,113
    0         800        800    Zale Corp.*                                               0           20,488       20,488
                                                                                          0          358,959      358,959

TEXTILES, APPAREL & LUXURY GOODS - 0.2 %
    0        8,100      8,100   Coach, Inc.*                                              0          232,551      232,551
    0         600        600    Under Armour, Inc., Class A*                              0           24,090       24,090
                                                                                          0          256,641      256,641

THRIFS & MORTGAGE FINANCE - 0.3 %
    0        1,400      1,400   Corus Bankshares, Inc.                                    0           32,326       32,326
    0         800        800    Downey Financial Corp.                                    0           53,080       53,080
    0         800        800    FirstFed Financial Corp.*                                 0           45,160       45,160
    0        1,800      1,800   Fremont General Corp.                                     0           31,950       31,950
    0        3,100      3,100   MGIC Investment Corporation                               0          176,421      176,421
    0        2,900      2,900   The PMI Group, Inc.                                       0          123,134      123,134
                                                                                          0          462,071      462,071

TOBACCO - 0.2%
    0        9,000      9,000   Loews Corp.                                               0          333,540      333,540
TRADING COMPANIES & DISTRIBUTORS - 0.1%
    0         900        900    Applied Industrial Technologies, Inc.                     0           20,988       20,988
    0        1,000      1,000   WESCO International, Inc.*                                0           58,250       58,250
                                                                                          0           79,238       79,238
                                TOTAL COMMON STOCKS (COST $42,392,816)                    0       45,919,346   45,919,346
ADJUSTABLE RATE MORTGAGES - 0.1%
    $0      $166,334  $166,334  Federal Home Loan Mortgage Corp. ARM 420173, 30
                                Year, 5.75%, 4/1/2030
                                (Identified Cost $168,791)                                0          168,727      168,727
ASSET-BACKED SECURITIES - 2.2%
    0      1,000,000  1,000,000 American Home Mortgage Investment Trust 2004-3,           0          968,937      968,937
                                Class 6A4, 5.01%, 10/25/2034
    0        62,546    62,546   CS First Boston Mortgage Securities Corp. 2002-HE4,       0           62,088       62,088
                                Class AF, 5.51%, 8/25/2032
    0       698,711    698,711  Community Program Loan Trust 1987-A, Class A4,            0          684,879      684,879
                                4.50%, 10/1/2018
    0       452,714    452,714  MMCA Automobile Trust 2002-2, Class C, 5.55%,             0          448,825      448,825
                                3/15/2010
    0       500,000    500,000  Nissan Auto Receivables Owner Trust 2004-C, Class         0          500,607      500,607
                                A4, 5.408%, 3/15/2010
    0       500,000    500,000  People's Choice Home Loan Securities Trust 2004-1,        0          481,865      481,865
                                Class B1, 5.00%, 6/25/2034
                                TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST            0        3,147,201    3,147,201
                                $3,177,096)
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.4%
    0       438,578    438,578  Banc of America Commercial Mortgage 2000-2, Class         0          449,757      449,757
                                A1, 7.02%, 9/15/2032
    0        85,338    85,338   Banc of America Funding Corp. 2003-1, Class A1,           0           84,074       84,074
                                6.00%, 5/20/2033
    0       482,690    482,690  Bear Stearns Asset Backed Securities, Inc. 2005-AC6,      0          361,143      361,143
                                Class 21PO, 0.00%, 9/25/2020
    0        6,315      6,315   Bear Stearns Mortgage Securities, Inc. 1997-6, Class      0            6,204        6,204
                                1A, 6.66%, 3/25/2031
    0       544,180    544,180  CS First Boston Mortgage Securities Corp. 2003-17,        0          397,972      397,972
                                Class DB4, 5.38%, 6/25/2033
    0       340,174    340,174  Chase Mortgage Finance Corp. 2003-S1, Class 1A1,          0          330,916      330,916
                                5.25%, 2/25/2018
    0      1,000,000  1,000,000 Citicorp Mortgage Securities, Inc. 2003-11, Class         0          962,265      962,265
                                1A4, 5.25%, 12/25/2033
    0       200,000    200,000  Countrywide Alternative Loan Trust 2005-28CB, Class       0          187,983      187,983
                                1A4, 5.50%, 8/25/2035
    0        18,858    18,858   Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.00%      0           18,858       18,858
                                7/15/2022
    0        37,436    37,436   Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.00%      0           37,436       37,436
                                9/15/2022
    0        46,572    46,572   Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%      0           47,854       47,854
                                10/15/2013
    0       750,000    750,000  Federal Home Loan Mortgage Corp. REMIC 1686 PJ,           0          731,411      731,411
                                5.00% 2/15/2024
    0       112,696    112,696  Federal Home Loan Mortgage Corp. REMIC 2003-79 NM,        0          106,335      106,335
                                4.00% 5/25/2022
    0       115,361    115,361  Federal Home Loan Mortgage Corp. REMIC 2366 VG,           0          115,540      115,540
                                6.00% 6/15/2011
    0       531,253    531,253  Federal Home Loan Mortgage Corp. REMIC 2410 OE,           0          530,785      530,785
                                6.38% 2/15/2032
    0        75,000    75,000   Federal Home Loan Mortgage Corp. REMIC 2497 JH,           0           74,631       74,631
                                6.00% 9/15/2032
    0       125,000    125,000  Federal Home Loan Mortgage Corp. REMIC 2626 NA,           0          123,164      123,164
                                5.00% 6/15/2023
    0       573,891    573,891  Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%      0          507,093      507,093
                                4/15/2032
    0       237,327    237,327  Federal Home Loan Mortgage Corp. REMIC 2648 TS,           0          171,160      171,160
                                5.06% 7/15/2033
    0       500,000    500,000  Federal Home Loan Mortgage Corp. REMIC 2663 LN,           0          494,227      494,227
                                4.50% 1/15/2022
    0       150,000    150,000  Federal Home Loan Mortgage Corp. REMIC 2672 NB,           0          138,329      138,329
                                4.00% 5/15/2016
    0       164,195    164,195  Federal Home Loan Mortgage Corp. REMIC 2676 JA,           0          163,204      163,204
                                4.00% 5/15/2016
    0       153,084    153,084  Federal Home Loan Mortgage Corp. REMIC 2756 NA,           0          145,775      145,775
                                5.00% 2/15/2024
    0       370,502    370,502  Federal National Mortgage Association REMIC 1990-28       0          400,733      400,733
                                X, 9.00%, 3/25/2020
    0       119,105    119,105  Federal National Mortgage Association REMIC 1992-188      0          124,089      124,089
                                PZ, 7.50%, 10/25/2022
    0        92,856    92,856   Federal National Mortgage Association REMIC 1993-113      0          102,389      102,389
                                SB, 9.75%, 7/25/2023
    0       745,905    745,905  Federal National Mortgage Association REMIC 1997-81       0          762,577      762,577
                                PD, 6.35%, 12/18/2027
    0        21,619    21,619   Federal National Mortgage Association REMIC 2001-37       0           22,484       22,484
                                GA, 8.00%, 7/25/2016
    0       440,406    440,406  Federal National Mortgage Association REMIC 2002-1        0          448,823      448,823
                                HC, 6.50%, 2/25/2022
    0       301,369    301,369  Federal National Mortgage Association REMIC 2002-22       0          307,089      307,089
                                G, 6.50%, 4/25/2032
    0       325,033    325,033  Federal National Mortgage Association REMIC 2003-28       0          299,839      299,839
                                GA, 4.00%, 10/25/2032
    0       150,000    150,000  Federal National Mortgage Association REMIC 2003-32       0          141,896      141,896
                                KC, 5.00%, 5/25/2018
    0        23,137    23,137   Federal National Mortgage Association REMIC 2003-35       0           21,077       21,077
                                UC, 3.75%, 5/25/2033
    0       922,562    922,562  Federal National Mortgage Association REMIC 2003-42       0          827,810      827,810
                                CA, 4.00%, 5/25/2033
    0       417,682    417,682  Federal National Mortgage Association REMIC 2003-49       0          370,840      370,840
                                JE, 3.00%, 4/25/2033
    0       318,623    318,623  Federal National Mortgage Association REMIC 2003-66       0          289,962      289,962
                                MB, 3.50%, 5/25/2023
    0       867,706    867,706  Federal National Mortgage Association REMIC 2004-2        0          798,525      798,525
                                JA, 5.00%, 2/25/2024
    0       188,881    188,881  Federal National Mortgage Association REMIC G92-44        0          200,319      200,319
                                ZQ, 8.00%, 7/25/2022
    0       279,535    279,535  Government National Mortgage Association REMIC 1996-      0          291,431      291,431
                                10 PD, 7.50%, 6/20/2026
    0        24,940    24,940   Government National Mortgage Association REMIC 1999-      0           25,428       25,428
                                29 PB, 7.25%, 7/16/2028
    0        68,035    68,035   Government National Mortgage Association REMIC 2002-      0           68,131       68,131
                                17 B, 6.00%, 3/20/2032
    0       497,046    497,046  Government National Mortgage Association REMIC 2003-      0          429,520      429,520
                                67 ZA, 5.00%, 8/20/2033
    0       194,465    194,465  Indymac Home Equity Loan Asset-Backed Trust 2004-C,       0          195,114      195,114
                                Class 1A1, 5.70%, 3/25/2035
    0       705,857    705,857  MASTR Asset Securitization Trust 2003-6, Class 9A1,       0          684,406      684,406
                                4.25%, 7/25/2033
    0       335,807    335,807  Structured Asset Securities Corp. 2003-212A2, Class       0          319,330      319,330
                                2A2, 5.25, 8/25/2033
    0       472,422    472,422  Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%,          0          482,605      482,605
                                9/15/2024
    0      1,000,000  1,000,000 Washington Mutual 2003-AR9, Class 1A6, 4.05%,             0          970,908      970,908
                                9/25/2033
    0       100,000    100,000  Washington Mutual Bank, 7.50%, 8/15/2006                  0          100,064      100,064
    0       656,492    656,492  Wells Fargo Mortgage backed Securities Trust 2004-8,      0          632,720      632,720
                                Class A6, 5.00%, 8/25/2019
    0      1,000,000  1,000,000 Wells Fargo Mortgage backed Securities Trust 2005-3,      0          929,129      929,129
                                Class A14, 5.50%, 5/25/2035
                                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                 0       16,433,354   16,433,354
                                (IDENTIFIED COST $16,828,594)
CORPORATE NOTES & BONDS - 1.6%
COMMUNICATIONS - TELECOM WIRELESS - 0.3%
    0       400,000    400,000  GTE North, Inc., Deb., Series D, 6.90%, 11/1/2008         0          407,859      407,859

CONSUMER CYCLICAL - AUTOMOTIVE - 0.2%
    0       300,000    300,000  General Motors Acceptance Corporation Notes 6.125%,       0          298,346      298,346
                                02/01/2007

CONSUMER NON-CYCLICAL - SUPERMARKETS - 0.2%
    0       250,000    250,000  Safeway, Inc. Notes 4.800%, 07/16/2007                    0          248,071      248,071

FINANCIAL INSTITUTIONS - BANKING - 0.1%
    0       200,000    200,000  CIT Group, Inc., Unsecd. Note, 2.875%, 9/29/2006          0          199,207      199,207
FINANCIAL INSTITUTIONS - BROKERAGE - 0.3%
    0       400,000    400,000  Merrill Lynch & Co., Inc., Sr. Unsub., Series CORE,       0          399,480      399,480
                                5.898%, 1/31/2008

FINANCIAL INSTITUTIONS - FINANCE NONCAPTIVE - 0.5%
    0       380,000    380,000  International Lease Finance Corp., Note, 5.75%,           0          379,968      379,968
                                10/15/2006
    0       300,000    300,000  SLM Corporation Notes 3.950%, 08/15/2008                  0          290,996      290,996
                                                                                          0          670,964      670,964
                                TOTAL CORPORATE NOTES & BONDS (IDENTIFIED COST            0        2,223,927    2,223,927
                                $2,258,512)
GOVERNMENT AGENCIES - 3.5%
    0      1,000,000  1,000,000 Federal Home Loan Bank System, Bond, 3.50%, 9/8/2006      0          997,821      997,821
    0      1,000,000  1,000,000 Federal Home Loan Mortgage Corp., 5.25%, 7/18/2011        0          999,656      999,656
    0      1,000,000  1,000,000 Federal Home Loan Mortgage Corp., Unsecd. Note,           0          960,200      960,200
                                4.125%, 7/12/2010
    0      2,000,000  2,000,000 Federal National Mortgage Association, Note, 5.25%,       0        2,002,384    2,002,384
                                1/15/2009
                                TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST                0        4,960,061    4,960,061
                                $4,983,096)
MORTGAGE-BACKED SECURITIES - 0.5%
    0       252,500    252,500  Federal Home Loan Mortgage Corp., Pool E01538,            0          245,762      245,762
                                5.00%, 12/1/2018
    0        31,714    31,714   Federal National Mortgage Association, Pool 408761        0           32,433       32,433
                                7.00%, 12/1/2012
    0        13,263    13,263   Federal National Mortgage Association, Pool 512255,       0           13,664       13,664
                                7.50%, 9/1/2014
    0        44,159    44,159   Federal National Mortgage Association, Pool 609554,       0           45,496       45,496
                                7.50%, 10/1/2016
    0       363,324    363,324  Federal National Mortgage Association, Pool 754886,       0          348,121      348,121
                                4.50%, 9/1/2018
                                TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST         0          685,476      685,476
                                $705,252)
EXCHANGE TRADED FUNDS  2.5%
    0        54,950    54,950   iShares MSCI EAFE Index Fund (Identified Cost             0        3,622,304    3,622,304
                                $1,945,943)
MUTUAL FUND - 44.8%
4,032,209      0      4,032,209 (2) Capital Appreciation Core Fund                     50,292,121          0   50,292,121
   278         0         278    (2) Emerging Markets Fixed Income Core Fund                 5,365          0        5,365
 145,489       0       145,489  (2) Federated Intermediate Corporate Bond Fund          1,428,702          0    1,428,702
  25,277       0       25,277   (2) Federated International Bond Fund, Class A            274,506          0      274,506
                                Shares
 385,586       0       385,586  (2) Federated International Capital Appreciation        4,468,941          0    4,468,941
                                Fund, Class A Shares
 246,940       0       246,940  (2) Federated Mortgage Core Portfolio                   2,405,194          0    2,405,194
 108,671       0       108,671  (2) Federated U.S. Government Bond Fund                 1,181,253          0    1,181,253
 117,646       0       117,646  (2) Federated U.S. Government Securities Fund, 2-5      1,269,399          0    1,269,399
                                Years, Institutional Shares
  55,104       0       55,104   (2) High Yield Bond Portfolio                             365,890          0      365,890
    0      2,288,104  2,288,104 SSgA Prime Money Market Fund (At Net Asset Value)               0  2,288,104    2,288,104
                                TOTAL MUTUAL FUNDS (IDENTIFIED COST $227,886,730)      61,691,371  2,288,104   63,979,475
REPURCHASE AGREEMENT - 1.1%
     $          $         $     Bank of America N.A., 5.29%, dated 7/31/2006, with a    1,575,000          0    1,575,000
1,575,000      -      1,575,000 maturity of 8/1/2006 (at Amortized Cost)
                                TOTAL INVESTMENTS (IDENTIFIED COST $66,524,353) -      63,266,371 79,448,500  142,714,871
                                99.9%
                                OTHER ASSETS AND LIABILITIES - 0.1%                                  170,965       74,160
                                                                                         (96,805)
                                TOTAL NET ASSETS - 100%                               $63,169,566 $79,619,465 $142,789,031



Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

* Non Income Producing

(1) MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8, 2006. Prior to the reorganization, Federated MDT Balanced Fund had no investment operations.

(2) All or a portion of this security will be sold as a result of the reorganization.

FEDERATED GROWTH ALLOCATION FUND
FEDERATED MDT BALANCED FUND (1)
PRO FORMA COMBINING STATEMENTS OF ASSETS & LIABILITIES
JULY 31, 2006 (UNAUDITED)


                                                             FEDERATED          FEDERATED
                                                               GROWTH              MDT
                                                             ALLOCATION         BALANCED           PRO FORMA         PROFORMA
                                                                FUND              FUND            ADJUSTMENT         COMBINED
ASSETS:
Investments in securities, at value                          $63,266,371         $79,448,500                $0      $142,714,871
Cash                                                                 361              26,063                 0            26,424
Income receivable                                                 33,685             194,901                 0           228,586
Receivable for investments sold                                    1,980           3,925,155                 0         3,927,135
Receivable for shares sold                                             0             103,837                 0           103,837
     Total assets                                                                                            0       147,000,853
                                                              63,302,397          83,698,456
LIABILITIES:
Payable for investments purchased                                      0           3,953,075                 0         3,953,075
Payable for shares redeemed                                       18,492              25,000                 0            43,492
Payable for investment adviser fee                                     0              23,284                 0            23,284
Payable for Directors'/Trustees' fees                                 69              10,178                 0            10,247
Payable for distribution services fees                            13,369               3,025                 0            16,394
Payable for shareholder services fees                              9,679                   0                 0             9,679
Accrued expenses                                                  91,222              64,429                 0           155,651
     Total liabilities                                           132,831           4,078,991                 0         4,211,822
NET ASSETS                                                   $63,169,566         $79,619,465                $0      $142,789,031
NET ASSETS CONSIST OF:
Paid-in capital                                              $63,750,578         $68,844,460                $0       132,595,038
Net unrealized appreciation of investments                     5,555,990           4,700,296                 0        10,256,286
Accumulated net realized gain (loss) on investments          (6,172,721)           5,379,478                 0         (793,243)
Undistributed net investment income                                                                          0           730,950
                                                                  35,719             695,231
     Total Net Assets                                        $63,169,566         $79,619,465                $0      $142,789,031
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS
PER SHARE

INSTITUTIONAL SHARES:
NET ASSETS                                                   $31,225,742         $73,747,134                   (b)   $73,747,134
                                                                                                 $(31,225,742)
SHARES OUTSTANDING                                             2,350,322           5,573,783                   (b)     5,573,783
                                                                                                   (2,350,322)
NET ASSET VALUE PER SHARE                                         $13.29              $13.23                              $13.23
OFFERING PRICE PER SHARE                                          $13.29              $13.23                              $13.23
REDEMPTION PROCEEDS PER SHARE                                     $13.29              $13.23                              $13.23

CLASS A SHARES:
NET ASSETS                                                            $-          $1,962,276       $31,225,742 (b)   $33,188,018
SHARES OUTSTANDING                                                     0             148,492                   (b)     2,512,288
                                                                                                     2,363,796
NET ASSET VALUE PER SHARE                                          $0.00              $13.21                              $13.21
OFFERING PRICE PER SHARE*                                          $0.00              $13.98  *                           $13.98 *
REDEMPTION PROCEEDS PER SHARE                                      $0.00              $13.21                              $13.21

CLASS C SHARES:
NET ASSETS                                                           $ -          $3,910,055       $31,943,824 (b)   $35,853,879
SHARES OUTSTANDING                                                     0             297,817                   (b)     2,730,705
                                                                                                     2,432,888
NET ASSET VALUE PER SHARE                                          $0.00              $13.13                              $13.13
OFFERING PRICE PER SHARE                                           $0.00              $13.13                              $13.13
REDEMPTION PROCEEDS PER SHARE                                      $0.00              $13.00 **                           $13.00 **

SELECT SHARES:
NET ASSETS                                                   $31,943,824                  $-                   (b)            $-
                                                                                                 $(31,943,824)
SHARES OUTSTANDING                                             2,420,346                   0                   (b)             0
                                                                                                   (2,420,346)
NET ASSET VALUE PER SHARE                                         $13.20               $0.00                               $0.00
OFFERING PRICE PER SHARE                                          $13.20               $0.00                               $0.00
REDEMPTION PROCEEDS PER SHARE                                     $13.20               $0.00                               $0.00


Investments, at identified cost                              $57,710,381         $74,748,204                $0      $132,458,585
Investments in affiliated issuers                            $61,691,371                  $0                $0       $61,691,371

*Computation of offering price per share 100/94.50 of net asset value.
**Computation of redemption price per share 100/99 of net asset value.


(a) MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8, 2006.  Prior to the reorganization, Federated MDT Balanced Fund had no investment operations.
Federated MDT Balanced Fund is the successor to MDT Balanced Fund.

(b)  Adjustment to reflect share balance as a result of the combination.


FEDERATED GROWTH ALLOCATION FUND
FEDERATED MDT BALANCED FUND (1)
PRO FORMA COMBINING STATEMENTS OF OPERATIONS
YEAR ENDED JULY 31, 2006 (UNAUDITED)




                                                                                FEDERATED    FEDERATED
                                                                                 GROWTH         MDT
                                                                               ALLOCATION    BALANCED    PRO FORMA       PROFORMA
                                                                                  FUND         FUND      ADJUSTMENT      COMBINED
INVESTMENT INCOME:
Dividends                                                                         $471,448     $838,271          $0      $1,309,719
Interest                                                                            71,431    1,469,679           0       1,541,110
Investment income allocated from affiliated partnerships                         1,066,222            0           0       1,066,222
TOTAL INVESTMENT INCOME:                                                         1,609,101    2,307,950           0       3,917,051
EXPENSES:
Investment advisory fee                                                            532,690      562,720           0       1,095,410
Administrative personnel and services fee                                          190,011       97,506    (97,604) (a)     189,913
Custodian fees                                                                       5,905       32,807      20,889 (b)      59,601
Transfer and dividend disbursing agent fees and expenses                           153,132       95,765   (108,680) (c)     140,217
Directors'/Trustees' fees                                                            4,323       31,234       6,692 (d)      42,249
Audit fees                                                                          41,711       23,086    (41,711) (e)      23,086
Legal fees                                                                           7,175       27,491      17,557 (f)      52,223
Portfolio accounting fees                                                           55,169       93,403    (13,434) (g)     135,138
Distribution services fee - Class A Shares                                               0          934      91,187 (h)      92,121
Distribution services fee - Class C Shares                                               0        9,950     345,532 (h)     355,482
Distribution services fee - Select Shares                                          259,137            0   (259,137) (h)           0
Shareholder services fee- Institutional Shares                                      86,327            0    (86,327) (i)           0
Shareholder services fee- Select Shares                                             86,725            0    (86,725) (i)           0
Share registration costs                                                            30,081       49,474    (27,581) (j)      51,974
Printing and postage                                                                10,299       15,626       (740) (k)      25,185
Insurance premiums                                                                   7,851       10,170     (5,138) (l)      12,883
Miscellaneous                                                                        2,580        4,248     (1,363) (m)       5,465
     EXPENSES BEFORE ALLOCATION                                                  1,473,116    1,054,414   (246,583)       2,280,947
Expenses allocated from partnership                                                 26,635            0           0          26,635
     TOTAL EXPENSES                                                              1,499,751    1,054,414   (246,583)       2,307,582
WAIVERS AND REIMBURSEMENTS--
   Waiver/Reimbursement of investment adviser fee                                                                   (n)     (5,944)
                                                                                  (90,198)    (102,760)     187,014
   Waiver of administrative personnel and services fee                            (34,289)      (6,109)      30,972 (o)     (9,426)
   Waiver of distribution services fee - Select Shares                            (86,379)            0      86,379 (p)           0
   Waiver of shareholder services fee - Institutional Shares                      (47,241)            0      47,241 (q)           0
   Reimbursement of shareholder services fee - Institutional Shares                (5,648)            0       5,648 (q)           0
  Reimbursement of other operating expenses                                       (33,639)            0      33,639 (r)           0
TOTAL WAIVERS AND  REIMBURSEMENTS                                                (297,394)    (108,869)     390,893        (15,370)
NET EXPENSES                                                                     1,202,357      945,545     144,310       2,292,212
     NET INVESTMENT INCOME                                                        $406,744   $1,362,405  ($144,310)      $1,624,839
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                 1,223,916    6,686,253           0       7,910,169
Net realized allocated from partnerships                                         3,873,306            0                   3,873,306
Realized gain distributions from affiliated investment company shares              153,459            0           0         153,459
Net change in unrealized appreciation (depreciation) of investments            (2,331,011)  (3,917,876)           0
                                                                                                                        (6,248,887)
     Net realized and unrealized gain on investments                             2,919,670    2,768,377           0       5,688,047
          Change in net assets resulting from operations                        $3,326,414   $4,130,782  ($144,310)      $7,312,886


* MDT Balanced Fund was reorganized into Federated MDT Balanced Fund as of the close of business on December 8, 2006. Prior to the reorganization, Federated MDT Balanced Fund had no investment operations. Federated MDT
Balanced Fund is the successor to MDT Balanced Fund.

(See Notes to Pro Forma Financial Statements)




                        FEDERATED GROWTH ALLOCATION FUND
                          FEDERATED MDT BALANCED FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                      YEAR ENDED JULY 31, 2006 (UNAUDITED)




NOTE 1. DESCRIPTION OF THE FUND

FGAF, a series of Federated Managed Allocation Portfolios, is registered under the Investment Company Act of 1940, as amended (the "Act), as an open-end management investment company. The Fund consists of two classes of shares:
Institutional Shares and Select Shares.

FMDTBF, a series of Federated MDT Series, is registered under the Act as an open-end, management investment company. MDT Balanced Fund (the "Predecessor Fund") was reorganized into FMDTBF as of the close of business on December 8, 2006. Prior to the reorganization, FMDTBF had no investment operations. FMDTBF is the successor to the Predecessor Fund. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from August 1, 2005 to July 31, 2006. FMDTBF consists of four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. Class K Shares did not become effective until December 11, 2006.


NOTE 2. BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of FGAF and the Predecessor Fund of FMDTBF for the year ended July 31, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at July 31, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of FGAF and the Predecessor Fund of FMDTBF which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of FGAF for Class A Shares and Class C Shares of the Predecessor Fund of FMDTBF. Under generally accepted accounting principles, the Predecessor Fund of FMDTBF will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the investment advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended July 31, 2006, FGAF and the Predecessor Fund of FMDTBF paid investment advisory fees computed at the annual rate of 0.75% as a percentage of average daily net assets.

All costs with respect to the reorganization will be borne by Federated Investors, Inc. and its affiliates.

NOTE 3. PORTFOLIO VALUATION

Market values of each Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


NOTE 4. SHARES OF BENEFICIAL INTEREST

The Pro Forma Class A Shares and Class C Shares net asset value per share assumes the issuance of 2,363,796 Class A Shares and 2,432,888 Class C Shares, respectively, of the Predecessor Fund of FMDTBF in exchange for 2,350,322 Institutional Shares and 2,420,346 Select Shares of FGAF which would have been issued at July 31, 2006 in connection with the proposed reorganization.



NOTE 5. FEDERAL INCOME TAXES

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, the Predecessor Fund of FMDTBF intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.


NOTE 6.  PROFORMA ADJUSTMENTS


(a) Effective July 15, 2005, Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Predecessor Fund of FMDTBF with certain administrative personnel and services necessary to operate the Fund.
The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Under a similar plan, FAS provides FGAF with certain administrative personnel and services necessary to operate the Fund. Prior to July 15, 2005, a previous administrator provided administrative services to the Predecessor Fund of FMDTBF. An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Predecessor Fund of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(b) Adjustment to reflect custodian fees resulting from the combining of two portfolios into one.

(c) Adjustment to reflect transfer and dividend disbursing agent fees and expenses resulting from the combining of two portfolios into one.

(d) Adjustment to reflect directors'/trustees' fees resulting from the combining of two portfolios into one.

(e) Adjustment to reflect auditing fees resulting from the combining of two portfolios into one.

(f) Adjustment to reflect legal fees resulting from the combining of two portfolios into one.

(g) Adjustment to reflect portfolio accounting fees resulting from the combining of two portfolios into one.

(h) Under a Distribution Plan (the "Plan") pursuant to Rule 12B-1 under the Act, FMDTBF may incur distribution expenses of 0.25% and 0.75% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively, to compensate Federated Securities Corp. (FSC), the principal distributor. Prior to the reorganization of the Fund on December 8, 2006, the Predecessor Fund of FMDTBF incurred distribution expenses of 0.25% and 1.00% of the daily net assets of the Fund's Class A Shares and Class C Shares, respectively. FSC may voluntarily choose to waive any portion of its fee. Under a similar plan, FGAF may incur distribution expenses up to 0.75% of the Select Shares average daily net assets. Adjustment is to reflect expense structure of the Predecessor Fund of FMDTBF on average daily net assets of Federated MDT Pro Forma Combined Fund.

(i) Effective December 11, 2006, under the terms of a Shareholder Services Agreement, FMDTBF may pay fees up to 0.25% of the average daily net assets of Fund's Class A and Class C shares to financial intermediaries or to Federated Shareholder Services Company (FSSC). Prior to the reorganization, the Predecessor Fund of FMDTBF did not incur a shareholder services fee. Under a similar plan, FGAF may pay fees up to 0.25% of the average daily net assets of Institutional Shares and Select Shares to financial intermediaries or to FSSC. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. Adjustment is to reflect expense structure of the Predecessor Fund of FMDTBF on average daily net assets of Federated MDT Pro Forma Combined Fund.

(j) Adjustment to reflect share registration costs resulting from the combining of two portfolios into one.

(k) Adjustment to reflect share printing and postage resulting from the combining of two portfolios into one.

(l) Adjustment to reflect share insurance premiums resulting from the combining of two portfolios into one.

(m) Adjustment to reflect share miscellaneous expenses resulting from the combining of two portfolios into one.

(n) Under the investment advisory contract, Federated MDTA LLC (the "Adviser") is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, in order to limit the aggregate annual operating expenses (excluding interest, taxes and brokerage commissions) for the Predecessor Fund of FMDTBF's Class A Shares, Class C Shares and Institutional Shares to not more than 1.50%, 2.50% and 1.25%, respectively, of average daily net assets. The Adviser has agreed to keep these contractual limitations in place through December 8, 2008. The Advisor may also voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Predecessor Fund of FMDTBF. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. An adjustment to the combined waiver of investment adviser fee reflects the fee structure of the Predecessor Fund of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(o) Effective July 15, 2006, FAS contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Predecessor Fund of FMDTBF under the Agreement. The level of fees payable by the Predecessor Fund of FMDTBF to FAS for the period will not exceed the level of fees which the Predecessor Fund of FMDTBF would have paid during the period to its pervious service provider under its previous administrative services agreement. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate its voluntary waiver at any time at its sole discretion. An adjustment to the combined waiver of administrative personnel and services fee reflects the fee structure of the Predecessor Fund of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(p) An adjustment to the combined waiver of distribution services fee reflects the fee structure of the Predecessor Fund of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(q) An adjustment to the combined waiver and/or reimbursement of shareholder services fee reflects the fee structure of the Predecessor Fund of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

(r) An adjustment to the combined reimbursement of other operating expenses reflects the fee structure of the Predecessor Fund of FMDTBF on Federated MDT Pro Forma Combined Fund's average daily net assets.

                    FEDERATED CONSERVATIVE ALLOCATION FUND
                      FEDERATED MODERATE ALLOCATION FUND
                       FEDERATED GROWTH ALLOCATION FUND
             PORTFOLIOS OF  FEDERATED MANAGED ALLOCATION PORTFOLIOS



INVESTMENT ADVISER
Federated Equity Management Company of Pennsylvania
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

SUB-ADVISER
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600




                                     - 42 -






PART C.     OTHER INFORMATION.

Item 15    Indemnification:

The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, by virtue of his being or having been a Trustee or officer of the Trust or his serving or having served as a trustee, director, officer, partner, or fiduciary of another trust, corporation, partnership, joint venture, or other enterprise at the request of the Trust, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct").

Item 16.    Exhibits:

1.1 Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (1)
1.2 Conformed copies of Amendment No. 1 of the Amendment and Restated Declaration of Trust of the Registrant; (5)
1.3 Conformed copy of Amendment No. 2 of the Amended and Restated Declaration of Trust of the Registrant; (+)
2.    Copy of Amended and Restated By-Laws of the Registrant; (1)
3.    Not Applicable
4. Forms of Agreement and Plans of Reorganization are filed herewith as Exhibit A to the Proxy Statement/Prospectus
5.1   Not Applicable
6.1 Form of Investment Advisory Contract of the Registrant (Federated Mid Cap Growth Strategies Fund); (2)
6.2   Conformed copy of Investment Advisory Contract; (4)
6.3 Conformed copies of Investment Advisory Contract on behalf of the Registrant which includes Exhibit A-H; (5)
 7.1  Conformed copy of Distributor's Contract of the Registrant; (3)
 7.2 Conformed copies of the Distributor's Contract of the Registrant with Exhibit A through D; (5)
 7.3 Conformed copies of the Distributor's Contract Class B Shares of the Registrant; (3)
8.    Not Applicable
9.1   Conformed Copy of the Custodian Agreement of the Registrant; (3)
9.2   Conformed copy of Custodian Fee Schedule; (3)
9.3   Conformed copy of Custodian Fee Schedule; (5)
10.1  Conformed Copy of Distribution Plan of the Registrant; (3)
10.2 Conformed Copy of Distribution Plan of the Registrant with Exhibits A through D attached; (5)
10.3  Conformed Copy of Distribution Plan of the Registrant for Class B Shares;
      (5)
11.1 Conformed Copy of Opinion and Consent of Counsel as to legality of Shares being issued; (+)
12. Form of Opinion regarding tax consequences of Reorganization; (to be filed by amendment)
13.1  The Registrant hereby incorporates   by reference the conformed copy of
      the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the
      Registrant from Item   23(h)(iv) of the Federated Total Return Series,
      Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115)
13.2 Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services with Exhibit 1 and Amendments 1 through 4 attached; (5)
13.3  The Registrant hereby incorporates   the conformed copy of Transfer
      Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(viii)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the
      Commission on April   28, 2006 (File Nos. 33-60411 and 811-07309);
13.4 Conformed copy of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company including First Amendment and Schedule A; (5)
13.5  The Registrant hereby incorporates   by reference the conformed copy of
      Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July
      27, 2005. (File Nos. 33-29838 and   811-5843);
13.6 Conformed copy of Financial Administration and Accounting Services Agreement between Registrant and State Street Bank and Trust Company; (5)
13.7 Conformed copy of Amended and Restated Services Agreement between Registrant and Federated Shareholder Services Company; (5)
13.8 Conformed copy of Principal Shareholder Servicer's Agreement between Registrant and Federated Securities Corp.; (5)
13.9 Conformed copy of Shareholder Services Agreement between Registrant and Federated Shareholder Services Company; (5)
14.1 Conformed copy of Consent of Independent Auditors for Federated MDT Series (+)
14.2 Conformed copy of Consent of Independent Auditors for Federated Managed Allocation Portfolios (+)
15.   Not Applicable
16.1  Conformed copy of Unanimous Consent of Trustees for Power of Attorney (+)
16.2  Conformed copy of Power of Attorney of the Registrant(+)
17.1  Form of Proxy (+)
17.2  Form of Ballot (+)
+ Exhibit is being filed electronically with registration statement; indicate by footnote

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed May 25, 2006. (File Nos. 333-134468 and 811-21904).
2. Response is incorporated by reference to Registrant's Pre-effective Amendment #1 to its Initial Registration Statement on Form N-1A filed July 27, 2006. (File Nos. 333-134468 and 811-21904)
3. Response is incorporated by reference to Registrant's Pre-effective Amendment #2 to its Initial Registration Statement on Form N-1A filed August 8, 2006. (File Nos. 333-134468 and 811-21904)
4. Response is incorporated by reference to Registrant's Post-effective Amendment #1 to its Initial Registration Statement on Form N-1A filed November 29, 2006. (File Nos. 333-134468 and 811-21904)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment #3 to its Initial Registration Statement of Form N-1A filed March 28, 2007. (File Nos. 333-134468 and 811-21904

Item 17.    Undertakings


      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.


      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED MDT SERIES, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 20th day of July, 2007.

                              FEDERATED MDT SERIES

                  By: /s/ Todd P. Zerega
                  Todd P. Zerega, Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                        TITLE                  DATE

By:   /s/ Todd P. Zerega             Attorney In Fact            July 20, 2007
      Todd P. Zerega                 For the Persons
      ASSISTANT SECRETARY            Listed Below

NAME                                        TITLE

John F. Donahue*                          Trustee

J. Christopher Donahue*                   President and Trustee
                                          (Principal Executive Officer)

Richard A. Novak*                         Treasurer
                                          (Principal Financial Officer)

Thomas G. Bigley*                         Trustee

John T. Conroy, Jr.*                      Trustee

Nicholas P. Constantakis*                 Trustee

John F. Cunningham*                       Trustee

Lawrence D. Ellis, M.D.*                  Trustee

Peter E. Madden*                          Trustee

Charles F. Mansfield, Jr.*                Trustee

John E. Murray, Jr., J.D., S.J.D.*        Trustee

Thomas M. O'Neil*                         Trustee

Marjorie P. Smuts*                        Trustee

John S. Walsh*                            Trustee

James F. Will*                            Trustee
* By Power of Attorney